                         VINTAGE 3(SM) VARIABLE ANNUITY
                         VINTAGE L(SM) VARIABLE ANNUITY
                         VINTAGE II(SM) VARIABLE ANNUITY
                   VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Ten for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9325.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Ten for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9368.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                       PIONEER ANNUISTAR FLEX(SM) ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Ten for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.

     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.

     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.

     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.

     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 866-547-3793.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3

                              PORTFOLIO ARCHITECT L

                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                DECEMBER 8, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Vintage 3.....................................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect 3.........................    83

CONDENSED FINANCIAL INFORMATION--Portfolio Architect L.........................   158

CONDENSED FINANCIAL INFORMATION--Vintage L.....................................   321

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Flex........................   453

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including its separate accounts and their assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife of CT Separate Account Ten for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0


(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      1.000          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.929          2.171           582,844
                                                       2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.663          1.830         1,865,686
                                                       2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.501          1.544         2,446,252
                                                       2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.765          2.032           239,838
                                                       2006      1.614          1.765           305,489
                                                       2005      1.410          1.614           325,328
                                                       2004      1.248          1.410           357,392
                                                       2003      0.992          1.248           287,237
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.796          2.030           301,233
                                                       2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.194          1.214            64,026
                                                       2006      1.031          1.194            50,080
                                                       2005      0.984          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.376          1.500           155,240
                                                       2006      1.292          1.376           174,864
                                                       2005      1.259          1.292           125,936
                                                       2004      1.153          1.259           171,589
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.760          3.482            68,164
                                                       2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.747          1.976           628,651
                                                       2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.548          1.846             4,726
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.324          1.317         1,456,630
                                                       2006      1.242          1.324         1,887,735
                                                       2005      1.136          1.242         2,286,488
                                                       2004      1.054          1.136         2,791,114
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.372          1.458           836,599
                                                       2006      1.220          1.372         1,144,167
                                                       2005      1.194          1.220         1,309,180
                                                       2004      1.120          1.194         1,589,270
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.622          1.618           127,188

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.409          1.454           980,180
                                                       2006      1.301          1.409         1,090,736
                                                       2005      1.274          1.301         1,334,895
                                                       2004      1.238          1.274         1,507,174
                                                       2003      1.037          1.238         1,222,514
                                                       2002      1.000          1.037           220,092

  LMPVET Capital Subaccount (10/02)..................  2007      1.637          1.633           698,864
                                                       2006      1.470          1.637           880,300
                                                       2005      1.426          1.470         1,339,162
                                                       2004      1.365          1.426         1,369,104
                                                       2003      1.060          1.365         1,487,421
                                                       2002      1.000          1.060           156,519

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.351          1.388           210,413
                                                       2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.529          1.517           981,774
                                                       2006      1.336          1.529           848,514
                                                       2005      1.301          1.336         1,288,808
                                                       2004      1.227          1.301         1,688,943
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

  LMPVET Global Equity Subaccount (10/02)............  2007      1.759          1.808            88,574
                                                       2006      1.559          1.759           284,039
                                                       2005      1.493          1.559           290,312
                                                       2004      1.382          1.493           313,379
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.655          1.724                --
                                                       2006      1.342          1.655             7,360
                                                       2005      1.226          1.342             3,856
                                                       2004      1.062          1.226             3,856
                                                       2003      0.850          1.062            12,092
                                                       2002      1.168          0.850             6,583
                                                       2001      1.000          1.168             1,076

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.448          1.474           538,429
                                                       2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.307          1.348           479,695
                                                       2006      1.275          1.307           493,630
                                                       2005      1.237          1.275           604,781
                                                       2004      1.258          1.237           714,870
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.603          1.682           207,683
                                                       2006      1.425          1.603           295,700
                                                       2005      1.343          1.425           388,860
                                                       2004      1.241          1.343           503,915
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           144,381
                                                       2005      1.411          1.432           155,585
                                                       2004      1.349          1.411           102,417
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.499          1.616           151,441
                                                       2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004               699
                                                       2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.234          1.232           145,098
                                                       2006      1.195          1.234           284,342
                                                       2005      1.189          1.195           595,922
                                                       2004      1.137          1.189           677,014
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT High Income Subaccount (10/01)..............  2007      1.452          1.427           299,869
                                                       2006      1.336          1.452           441,922
                                                       2005      1.329          1.336           505,818
                                                       2004      1.228          1.329           808,876
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

  LMPVIT Money Market Subaccount (10/01).............  2007      0.998          1.026           540,699
                                                       2006      0.974          0.998           116,244
                                                       2005      0.967          0.974           204,477
                                                       2004      0.978          0.967           499,541
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            35,797
                                                       2005      1.394          1.432            45,408
                                                       2004      1.231          1.394            78,805
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.317          1.383                --
                                                       2006      1.137          1.317           160,971
                                                       2005      1.090          1.137           265,411
                                                       2004      1.005          1.090           291,380
                                                       2003      0.804          1.005           357,237
                                                       2002      1.101          0.804           435,549
                                                       2001      1.000          1.101           171,941

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           194,032

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.451          1.458           161,302

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.308             1,990
                                                       2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.626          1.579           372,599
                                                       2006      1.480          1.626           401,066

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.300          1.661            44,616
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.101             1,179

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         1,436,920
                                                       2006      1.001          1.073           476,532

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,029,083
                                                       2006      1.002          1.069            22,304

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.380                --
                                                       2006      1.278          1.265                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.945          2.036           149,493

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461            36,023
                                                       2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           309,878
                                                       2006      1.003          1.216           463,464

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           219,812

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.556          1.600            66,482
                                                       2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.206            31,213
                                                       2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           484,443
                                                       2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.854          1.007           239,320
                                                       2006      0.877          0.854           249,302

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.110           327,175
                                                       2006      1.032          1.068           479,730

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.475           296,230
                                                       2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           457,885
                                                       2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.385          1.413         1,631,986
                                                       2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           226,068
                                                       2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           214,780
                                                       2006      0.998          1.066           242,475

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.156          1.232         3,084,133
                                                       2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           642,511
                                                       2004      1.042          1.050           997,824
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249           24,523
                                                       2004      1.120          1.220            4,812
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.738          1.955          202,396
                                                       2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.554          1.710          395,960
                                                       2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.449          1.490          245,074
                                                       2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.611          1.854          107,718
                                                       2006      1.474          1.611           96,234
                                                       2005      1.288          1.474          105,425
                                                       2004      1.141          1.288               --
                                                       2003      1.000          1.141               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.860          2.101           38,451
                                                       2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.193          1.212           84,477
                                                       2006      1.031          1.193           69,555
                                                       2005      0.984          1.031           70,308

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.422          1.548          122,217
                                                       2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044           15,261
                                                       2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.750          1.979          117,193
                                                       2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.639          1.954              193
                                                       2006      1.478          1.639              193
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269               --
                                                       2005      1.160          1.207               --
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.424          1.415          102,982
                                                       2006      1.337          1.424           95,681
                                                       2005      1.223          1.337           64,036
                                                       2004      1.136          1.223           54,911
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.369          1.453           26,682
                                                       2006      1.218          1.369           26,682
                                                       2005      1.192          1.218           26,682
                                                       2004      1.119          1.192           26,682
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343           46,627

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          607,987
                                                       2006      1.143          1.237          626,159
                                                       2005      1.120          1.143          371,853
                                                       2004      1.089          1.120          186,971
                                                       2003      1.000          1.089            1,107

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348          334,045
                                                       2006      1.215          1.352          443,644
                                                       2005      1.179          1.215          526,827
                                                       2004      1.129          1.179          838,573
                                                       2003      1.000          1.129          120,387

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.258          1.312           20,726
                                                       2006      1.090          1.258           21,440
                                                       2005      1.115          1.090           21,979
                                                       2004      1.101          1.115           57,419
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.403          1.442            3,571
                                                       2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.453          1.441           74,293
                                                       2006      1.271          1.453           40,560
                                                       2005      1.238          1.271           41,533
                                                       2004      1.169          1.238           25,340
                                                       2003      1.000          1.169            2,903

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           18,818
                                                       2006      1.284          1.449           71,149
                                                       2005      1.231          1.284          102,069
                                                       2004      1.140          1.231          121,998
                                                       2003      1.000          1.140               --

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.826          1.902               --
                                                       2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.212          1.250           12,773
                                                       2006      1.183          1.212           12,773
                                                       2005      1.148          1.183           12,773
                                                       2004      1.169          1.148           46,877
                                                       2003      1.000          1.169               --

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.494          1.567           21,320
                                                       2006      1.328          1.494           22,751
                                                       2005      1.252          1.328           23,642
                                                       2004      1.158          1.252           23,009
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           49,911
                                                       2005      1.173          1.189           54,027
                                                       2004      1.122          1.173          193,059
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.581          1.703           13,190
                                                       2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           29,487
                                                       2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.145          1.144           13,020
                                                       2006      1.110          1.145           13,020
                                                       2005      1.105          1.110           13,020
                                                       2004      1.057          1.105            9,845
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (10/01)..............  2007      1.301          1.277           50,984
                                                       2006      1.197          1.301           57,888
                                                       2005      1.191          1.197           57,438
                                                       2004      1.101          1.191           43,116
                                                       2003      1.000          1.101            2,546

  LMPVIT Money Market Subaccount (10/01).............  2007      1.013          1.040           68,075
                                                       2006      0.989          1.013           72,872
                                                       2005      0.982          0.989           78,034
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587            2,100
                                                       2005      1.397          1.436            1,912
                                                       2004      1.234          1.397            1,478
                                                       2003      1.000          1.234            1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.501          1.575               --
                                                       2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.306               --
                                                       2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.774          1.722           88,740
                                                       2006      1.615          1.774           60,876

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          2.000           62,425
                                                       2006      1.532          1.565           68,066

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.245          1.100               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089          301,075
                                                       2006      1.001          1.072          196,128

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052          108,317
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.264          1.379               --
                                                       2006      1.278          1.264               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458           88,542
                                                       2006      1.256          1.384           92,720

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           22,429
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           34,245

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259               --
                                                       2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.203            7,102
                                                       2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974          101,972
                                                       2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.093            6,810
                                                       2006      1.017          1.052            6,810

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362               --
                                                       2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329          165,820
                                                       2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090           18,153
                                                       2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.073          1.143          337,157
                                                       2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Managed Income Subaccount (10/01)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            6,810
                                                       2004      1.029          1.036            5,115
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212           20,157
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.244          1.425            3,859
                                                       2006      1.236          1.244            3,855
                                                       2005      1.169          1.236            3,267
                                                       2004      1.115          1.169            3,336
                                                       2003      1.000          1.115            2,893




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             27,570
                                                       2004      1.178          1.218             33,748
                                                       2003      0.963          1.178             26,411
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          1,344,238
                                                       2004      1.241          1.349          1,236,732
                                                       2003      0.960          1.241            854,793
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.898          2.131          5,003,635
                                                       2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.730          1.901         13,986,809
                                                       2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.582          1.625         15,335,981
                                                       2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.749          2.010          2,049,441
                                                       2006      1.603          1.749          2,570,198
                                                       2005      1.403          1.603          2,800,005
                                                       2004      1.244          1.403          2,137,831
                                                       2003      0.991          1.244          1,545,964
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.061          2.324          2,416,516
                                                       2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.190          1.207          1,543,101
                                                       2006      1.030          1.190            882,488
                                                       2005      0.984          1.030            535,471

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.543          1.678          1,650,186
                                                       2006      1.452          1.543          2,136,420
                                                       2005      1.417          1.452          2,752,422
                                                       2004      1.300          1.417          2,926,013
                                                       2003      0.969          1.300          2,045,532
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.740          3.450            827,068
                                                       2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.895          2.139          2,694,952
                                                       2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.851          2.203            231,509
                                                       2006      1.671          1.851            256,336
                                                       2005      1.525          1.671            325,878
                                                       2004      1.295          1.525            302,452
                                                       2003      0.983          1.295            210,735
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            433,647
                                                       2005      1.268          1.318            415,196
                                                       2004      1.260          1.268            418,070
                                                       2003      0.960          1.260            343,672
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.561          1.549          7,883,916
                                                       2006      1.467          1.561         10,877,430
                                                       2005      1.344          1.467         14,276,616
                                                       2004      1.250          1.344         13,826,694
                                                       2003      0.951          1.250          8,499,681
                                                       2002      1.000          0.951                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.448          1.535          3,101,689
                                                       2006      1.290          1.448          4,498,552
                                                       2005      1.265          1.290          5,498,706
                                                       2004      1.190          1.265          5,459,813
                                                       2003      0.977          1.190          3,761,358
                                                       2002      1.000          0.977                 --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.447          1.443          2,311,268

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.320          1.360         16,154,435
                                                       2006      1.222          1.320         22,674,396
                                                       2005      1.199          1.222         33,731,401
                                                       2004      1.168          1.199         36,358,325
                                                       2003      0.979          1.168         21,544,810
                                                       2002      1.000          0.979                 --

  LMPVET Capital Subaccount (10/02)..................  2007      1.485          1.479         23,798,075
                                                       2006      1.337          1.485         32,001,511
                                                       2005      1.299          1.337         43,926,576
                                                       2004      1.245          1.299         46,071,792
                                                       2003      0.969          1.245         27,451,413
                                                       2002      1.000          0.969                 --

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.323          1.376            685,333
                                                       2006      1.147          1.323            769,482
                                                       2005      1.175          1.147            958,647
                                                       2004      1.163          1.175          1,090,467
                                                       2003      0.963          1.163            803,964
                                                       2002      1.000          0.963                 --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.493          1.532          2,327,074
                                                       2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.621          1.605          5,380,875
                                                       2006      1.419          1.621          5,899,451
                                                       2005      1.385          1.419          7,877,497
                                                       2004      1.309          1.385          7,968,858
                                                       2003      0.966          1.309          5,155,503
                                                       2002      1.000          0.966                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.566          1.606          4,649,611
                                                       2006      1.390          1.566          6,002,840
                                                       2005      1.335          1.390          6,579,990
                                                       2004      1.238          1.335          6,146,467
                                                       2003      0.962          1.238          2,247,747
                                                       2002      1.000          0.962                 --

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.903          1.978             75,716
                                                       2006      1.546          1.903             96,922
                                                       2005      1.416          1.546            147,388
                                                       2004      1.228          1.416            135,869
                                                       2003      0.986          1.228             94,348
                                                       2002      1.000          0.986                 --

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.612          1.637            896,840
                                                       2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.409          1.451          3,430,766
                                                       2006      1.378          1.409          4,426,285
                                                       2005      1.339          1.378          5,680,350
                                                       2004      1.365          1.339          6,645,934
                                                       2003      0.946          1.365          5,833,245
                                                       2002      1.000          0.946                 --

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.591          1.666          1,535,792
                                                       2006      1.417          1.591          2,036,725
                                                       2005      1.338          1.417          2,346,996
                                                       2004      1.239          1.338          2,431,535
                                                       2003      0.977          1.239          1,359,130
                                                       2002      1.000          0.977                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          2,933,449
                                                       2005      1.266          1.282          3,977,421
                                                       2004      1.213          1.266          4,007,483
                                                       2003      0.961          1.213          2,004,819
                                                       2002      1.000          0.961                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.797          1.933          1,145,958
                                                       2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            959,650
                                                       2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.190          1.187          1,675,206
                                                       2006      1.155          1.190          2,077,266
                                                       2005      1.152          1.155          2,949,751
                                                       2004      1.103          1.152          3,285,089
                                                       2003      1.010          1.103          2,322,848
                                                       2002      1.000          1.010                 --

  LMPVIT High Income Subaccount (10/01)..............  2007      1.476          1.448          2,817,833
                                                       2006      1.361          1.476          4,612,855
                                                       2005      1.356          1.361          6,386,240
                                                       2004      1.256          1.356          7,788,209
                                                       2003      1.007          1.256          6,592,357
                                                       2002      1.000          1.007                 --

  LMPVIT Money Market Subaccount (10/01).............  2007      0.998          1.023          5,540,023
                                                       2006      0.975          0.998          4,229,317
                                                       2005      0.970          0.975          4,465,139
                                                       2004      0.984          0.970          4,211,420
                                                       2003      0.999          0.984          1,823,049
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731            642,308
                                                       2005      1.529          1.568          1,925,628
                                                       2004      1.353          1.529          1,431,235
                                                       2003      0.974          1.353          1,932,845
                                                       2002      1.000          0.974                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.575          1.652                 --
                                                       2006      1.362          1.575             80,692
                                                       2005      1.308          1.362            175,335
                                                       2004      1.209          1.308            191,036
                                                       2003      0.969          1.209            190,901
                                                       2002      1.000          0.969                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            283,349

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.659          1.664            228,956

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.301            113,043
                                                       2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.919          1.860          1,738,646
                                                       2006      1.749          1.919          1,801,813

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.610          2.054            193,495
                                                       2006      1.577          1.610            104,121

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.242          1.095             93,880

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.086          8,790,620
                                                       2006      1.001          1.071          8,273,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          4,672,125
                                                       2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.414          1.548            261,032
                                                       2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.373             12,513
                                                       2006      1.276          1.261              5,594

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.090          2.185            506,932

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450            658,462
                                                       2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012          1,015,772
                                                       2006      1.003          1.215          1,398,702

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.115          1.175          2,868,065

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.544          1.585            270,022
                                                       2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.197            902,469
                                                       2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971          3,155,306
                                                       2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.506          1.773            405,182
                                                       2006      1.549          1.506            542,114

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.095          1.136          2,591,963
                                                       2006      1.059          1.095          3,074,482

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.347          1.315            112,072
                                                       2006      1.316          1.347            123,841

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.353          1.375            717,767
                                                       2006      1.341          1.353            795,413

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.445          1.470          1,919,842
                                                       2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066            297,273
                                                       2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            863,890
                                                       2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070             81,491
                                                       2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071          2,539,014
                                                       2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          1,908,353
                                                       2006      1.002          1.055          1,022,330

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.351          1.376          9,298,266
                                                       2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087          1,900,882
                                                       2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            616,558
                                                       2006      0.998          1.064            762,350

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.084          1.152         10,762,990
                                                       2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Managed Income Subaccount (10/01)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          3,736,527
                                                       2004      1.075          1.081          4,402,977
                                                       2003      1.014          1.075          3,045,120
                                                       2002      1.000          1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            115,076
                                                       2004      1.186          1.205            112,791
                                                       2003      0.966          1.186            100,752
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.327          1.517            340,550
                                                       2006      1.319          1.327            451,467
                                                       2005      1.250          1.319            507,517
                                                       2004      1.195          1.250            506,602
                                                       2003      0.959          1.195            456,247
                                                       2002      1.000          0.959                 --

                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.231          1.351           12,265
                                                       2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.189          1.206               --
                                                       2006      1.029          1.189               --
                                                       2005      0.984          1.029               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.271          1.434           52,322
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.147          1.144               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.110          1.143               --
                                                       2006      1.028          1.110               --
                                                       2005      1.000          1.028               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.185          1.215               --
                                                       2006      1.052          1.185               --
                                                       2005      1.000          1.052               --

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.336          1.388               --
                                                       2006      1.086          1.336               --
                                                       2005      1.000          1.086               --

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT High Income Subaccount (10/01)..............  2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Money Market Subaccount (10/01).............  2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.208          1.267               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.261          1.264               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085           14,098
                                                       2006      1.001          1.071           14,098

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.469          1.535               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      0.995          1.048               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.012          1.076               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Managed Income Subaccount (10/01)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

                                      VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148               --
                                                       2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241               --
                                                       2005      1.148          1.184               --
                                                       2004      1.111          1.148               --
                                                       2003      1.000          1.111               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295               --
                                                       2005      1.215          1.242           15,481
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.724          1.933          288,274
                                                       2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.541          1.691          598,110
                                                       2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.437          1.474          682,992
                                                       2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.598          1.834          283,744
                                                       2006      1.466          1.598          223,301
                                                       2005      1.284          1.466          226,642
                                                       2004      1.140          1.284               --
                                                       2003      1.000          1.140               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.844          2.078           41,849
                                                       2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.188          1.204          219,247
                                                       2006      1.029          1.188           33,118
                                                       2005      0.984          1.029           10,894

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.410          1.531            7,579
                                                       2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.393          3.010           49,926
                                                       2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.736          1.957          217,252
                                                       2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.626          1.933            5,354
                                                       2006      1.469          1.626            5,354
                                                       2005      1.342          1.469            5,354
                                                       2004      1.140          1.342               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.258          1.336               --
                                                       2006      1.200          1.258               --
                                                       2005      1.156          1.200               --
                                                       2004      1.150          1.156               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.412          1.400          454,778
                                                       2006      1.329          1.412          459,914
                                                       2005      1.219          1.329          495,738
                                                       2004      1.135          1.219           19,728
                                                       2003      1.000          1.135               --

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.358          1.438          304,880
                                                       2006      1.211          1.358          314,558
                                                       2005      1.188          1.211          327,014
                                                       2004      1.118          1.188           32,527
                                                       2003      1.000          1.118               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.333          1.329           15,551

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.227          1.262          230,129
                                                       2006      1.136          1.227          184,184
                                                       2005      1.116          1.136          127,298
                                                       2004      1.088          1.116               --
                                                       2003      1.000          1.088               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.340          1.333          303,263
                                                       2006      1.208          1.340          309,389
                                                       2005      1.174          1.208          309,581
                                                       2004      1.128          1.174           32,596
                                                       2003      1.000          1.128               --

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.248          1.297           15,925
                                                       2006      1.083          1.248           16,417
                                                       2005      1.111          1.083           33,951
                                                       2004      1.100          1.111           18,420
                                                       2003      1.000          1.100               --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.392          1.426               --
                                                       2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.441          1.425           16,977
                                                       2006      1.263          1.441           34,287
                                                       2005      1.234          1.263          101,643
                                                       2004      1.167          1.234           34,333
                                                       2003      1.000          1.167               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.436          1.472          351,744
                                                       2006      1.276          1.436          351,744
                                                       2005      1.226          1.276          339,461
                                                       2004      1.139          1.226               --
                                                       2003      1.000          1.139               --

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.811          1.881               --
                                                       2006      1.473          1.811               --
                                                       2005      1.350          1.473               --
                                                       2004      1.172          1.350               --
                                                       2003      1.000          1.172               --

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.485          1.507          128,849
                                                       2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.202          1.236           74,046
                                                       2006      1.176          1.202          118,204
                                                       2005      1.144          1.176           64,894
                                                       2004      1.167          1.144           17,873
                                                       2003      1.000          1.167               --

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.481          1.550          104,182
                                                       2006      1.321          1.481          110,834
                                                       2005      1.248          1.321           95,001
                                                       2004      1.157          1.248               --
                                                       2003      1.000          1.157               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313               --
                                                       2006      1.182          1.297           15,551
                                                       2005      1.169          1.182           15,551
                                                       2004      1.121          1.169               --
                                                       2003      1.000          1.121               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.568          1.684            6,306
                                                       2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.001          0.991           40,090
                                                       2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.136          1.131               --
                                                       2006      1.103          1.136            3,078
                                                       2005      1.101          1.103           31,859
                                                       2004      1.056          1.101            2,754
                                                       2003      1.000          1.056               --

  LMPVIT High Income Subaccount (10/01)..............  2007      1.290          1.263          174,813
                                                       2006      1.190          1.290          333,905
                                                       2005      1.187          1.190          216,001
                                                       2004      1.100          1.187               --
                                                       2003      1.000          1.100               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (10/01).............  2007      1.004          1.029          578,684
                                                       2006      0.983          1.004          578,691
                                                       2005      0.978          0.983           19,548
                                                       2004      0.993          0.978               --
                                                       2003      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.574          1.675               --
                                                       2006      1.427          1.574            3,743
                                                       2005      1.393          1.427            9,431
                                                       2004      1.233          1.393               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517               --
                                                       2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.488          1.560               --
                                                       2006      1.288          1.488               --
                                                       2005      1.238          1.288               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501               --
                                                       2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783               --
                                                       2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574               --
                                                       2006      1.428          1.505               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.561          1.565               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.298           24,743
                                                       2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.759          1.703            4,905
                                                       2006      1.604          1.759           12,575

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.552          1.978           50,537
                                                       2006      1.522          1.552           44,328

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.239          1.092           28,876

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.084          454,045
                                                       2006      1.001          1.070          409,818

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048          198,530
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.310          1.432               --
                                                       2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.259          1.370            8,481
                                                       2006      1.275          1.259            8,483

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.966          2.054               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.374          1.445           42,730
                                                       2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010           28,453
                                                       2006      1.003          1.214           43,448

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.114          1.174           66,024

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.433          1.469               --
                                                       2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253               --
                                                       2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.192          223,961
                                                       2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970          230,578
                                                       2006      1.003          1.024          264,792

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.301          1.530           34,522
                                                       2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.043          1.082            1,125
                                                       2006      1.010          1.043           27,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.276          1.245              953
                                                       2006      1.247          1.276              956

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.285          1.305            3,406
                                                       2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.326          1.348           23,216
                                                       2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064           14,451
                                                       2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069           48,407
                                                       2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069           95,797
                                                       2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          105,914
                                                       2006      1.002          1.054          105,935

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.292          1.315          204,335
                                                       2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085           81,028
                                                       2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109               --
                                                       2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.064          1.130          624,178
                                                       2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.343          1.447               --
                                                       2006      1.238          1.343               --
                                                       2005      1.182          1.238               --
                                                       2004      1.125          1.182               --
                                                       2003      1.000          1.125               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976               --
                                                       2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943               --
                                                       2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Managed Income Subaccount (10/01)........  2006      1.023          1.010               --
                                                       2005      1.033          1.023           25,576
                                                       2004      1.028          1.033           23,953
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.205          1.247               --
                                                       2005      1.144          1.205              327
                                                       2004      1.127          1.144               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.234          1.410               --
                                                       2006      1.228          1.234               --
                                                       2005      1.165          1.228               --
                                                       2004      1.114          1.165               --
                                                       2003      1.000          1.114               --




                   VINTAGE 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           108,963
                                                       2004      1.238          1.344           114,276
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.882          2.109           693,439
                                                       2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (10/01)............................................  2007      1.717          1.882         2,081,213
                                                       2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (10/01)............................................  2007      1.569          1.608         1,950,156
                                                       2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (10/01)............................................  2007      1.735          1.990           299,750
                                                       2006      1.594          1.735           382,926
                                                       2005      1.397          1.594           390,681
                                                       2004      1.242          1.397           326,764
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.044          2.300           467,181
                                                       2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.186          1.201           116,300
                                                       2006      1.028          1.186            81,467
                                                       2005      0.984          1.028            20,402

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (10/01).......................  2007      1.530          1.661           280,988
                                                       2006      1.443          1.530           385,685
                                                       2005      1.411          1.443           380,206
                                                       2004      1.297          1.411           385,792
                                                       2003      0.968          1.297           328,001
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.720          3.418           107,297
                                                       2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/01)..................................  2007      1.880          2.117           475,985
                                                       2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (11/01)....................................  2007      1.837          2.181                --
                                                       2006      1.661          1.837            57,234
                                                       2005      1.519          1.661            74,724
                                                       2004      1.292          1.519            74,724
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (12/01)............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (10/01)............................................  2007      1.549          1.534           479,555
                                                       2006      1.459          1.549           493,160
                                                       2005      1.339          1.459           729,215
                                                       2004      1.248          1.339           755,310
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/01)...  2007      1.437          1.520           397,618
                                                       2006      1.283          1.437           441,213
                                                       2005      1.260          1.283           603,538
                                                       2004      1.187          1.260           569,244
                                                       2003      0.977          1.187           501,351
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.433          1.428           192,659

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.310          1.346           938,998
                                                       2006      1.215          1.310         1,424,589
                                                       2005      1.194          1.215         2,241,267
                                                       2004      1.165          1.194         2,807,996
                                                       2003      0.979          1.165         1,583,911
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.473          1.464         1,522,263
                                                       2006      1.328          1.473         2,370,104
                                                       2005      1.293          1.328         3,298,723
                                                       2004      1.243          1.293         3,172,663
                                                       2003      0.969          1.243         1,911,734
                                                       2002      1.000          0.969                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (10/01)........  2007      1.312          1.363             4,210
                                                       2006      1.140          1.312            17,582
                                                       2005      1.170          1.140            33,405
                                                       2004      1.160          1.170            24,985
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.481          1.517            42,121
                                                       2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (10/01)............................................  2007      1.608          1.588           444,372
                                                       2006      1.410          1.608           549,366
                                                       2005      1.379          1.410           774,686
                                                       2004      1.306          1.379           802,112
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.554          1.590            68,301
                                                       2006      1.382          1.554           129,518
                                                       2005      1.329          1.382           403,854
                                                       2004      1.235          1.329           105,353
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET International All Cap Opportunity Subaccount
  (11/01)............................................  2007      1.888          1.959             3,739
                                                       2006      1.537          1.888             4,097
                                                       2005      1.410          1.537            16,587
                                                       2004      1.226          1.410            17,488
                                                       2003      0.985          1.226            14,449
                                                       2002      1.000          0.985                --

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.599          1.621           160,562
                                                       2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/01)............................................  2007      1.398          1.436           118,961
                                                       2006      1.370          1.398           270,336
                                                       2005      1.334          1.370           414,951
                                                       2004      1.362          1.334           450,163
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (10/01)...  2007      1.578          1.649           150,310
                                                       2006      1.408          1.578           242,827
                                                       2005      1.332          1.408           309,128
                                                       2004      1.236          1.332           382,768
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           254,913
                                                       2005      1.261          1.274           285,715
                                                       2004      1.210          1.261           190,222
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.783          1.913            82,049
                                                       2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.998          0.987           200,070
                                                       2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

  LMPVIT Diversified Srategic Income Subaccount
  (10/01)............................................  2007      1.181          1.175            77,242
                                                       2006      1.148          1.181           127,382
                                                       2005      1.147          1.148           358,071
                                                       2004      1.101          1.147           358,207
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (10/01)..............  2007      1.465          1.433           328,773
                                                       2006      1.352          1.465           387,108
                                                       2005      1.351          1.352           595,783
                                                       2004      1.253          1.351           594,031
                                                       2003      1.007          1.253           579,482
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (10/01).............  2007      0.990          1.013           412,868
                                                       2006      0.969          0.990            66,380
                                                       2005      0.966          0.969           404,247
                                                       2004      0.982          0.966           451,070
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (11/01)..................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            59,358
                                                       2005      1.523          1.559            61,604
                                                       2004      1.350          1.523            66,918
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/01)........  2007      1.562          1.638                --
                                                       2006      1.354          1.562            10,808
                                                       2005      1.302          1.354            10,808
                                                       2004      1.206          1.302            10,808
                                                       2003      0.969          1.206            10,808
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            60,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.644          1.647            38,942

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.339          1.294            48,721
                                                       2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.841           165,294
                                                       2006      1.737          1.903           152,141

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.597          2.033            64,312
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.083           964,208
                                                       2006      1.001          1.070           967,168

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.046           595,006
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.403          1.532            17,047
                                                       2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.366            38,130
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.072          2.163            78,241

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.371          1.440            93,294
                                                       2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.009           145,905
                                                       2006      1.003          1.213           172,182

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.106          1.164           188,749

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.571            23,063
                                                       2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.188           131,429
                                                       2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.968           570,479
                                                       2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.494          1.755            34,772
                                                       2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.086          1.124           623,922
                                                       2006      1.052          1.086           844,477

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.433          1.455           161,403
                                                       2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.340          1.362           673,831
                                                       2006      1.261          1.340           830,941

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084           475,635
                                                       2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.075          1.141         1,364,338
                                                       2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (10/01)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           933,401
                                                       2004      1.073          1.077           953,896
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

                                       VINTAGE 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/01)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (10/01).........................................  2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT 3

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077            59,545

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.025          1.075                --
                                                       2005      0.991          1.025           205,665
                                                       2004      0.956          0.991           326,881
                                                       2003      0.780          0.956           329,058
                                                       2002      1.142          0.780           360,945
                                                       2001      1.000          1.142            71,942

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.929          2.171           582,844
                                                       2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.663          1.830         1,865,686
                                                       2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.501          1.544         2,446,252
                                                       2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      1.000          0.775            13,963

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      2.230          2.332                --
                                                       2006      1.717          2.230             3,768
                                                       2005      1.370          1.717             3,768
                                                       2004      1.119          1.370             3,768
                                                       2003      0.799          1.119             3,768
                                                       2002      1.000          0.799             3,768

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.000          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      1.000          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      1.000          0.751            30,660

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      1.000          0.865            98,257

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      1.000          0.862                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.796          2.030           301,233
                                                       2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      1.000          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      1.000          0.841           111,997

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.760          3.482            68,164
                                                       2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.747          1.976           628,651
                                                       2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      1.000          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.988          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      1.000          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      1.000          0.733                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      1.000          0.623                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      1.000          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.370          1.317         1,456,630

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.412          1.458           836,599

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.351          1.388           210,413
                                                       2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.588          1.517           981,774

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.448          1.474           538,429
                                                       2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.351          1.348           479,695

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.499          1.616           151,441
                                                       2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004               699
                                                       2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      1.000          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      1.000          0.754                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      1.000          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.014          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.388          1.397           126,536
                                                       2006      1.321          1.388           207,211

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           194,032

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.451          1.458           161,302

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.308             1,990
                                                       2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.626          1.579           372,599
                                                       2006      1.480          1.626           401,066

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.300          1.661            44,616
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.101             1,179

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094           212,282
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,029,083
                                                       2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.380                --
                                                       2006      1.278          1.265                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.318          2.912             3,768

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.945          2.036           149,493

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461            36,023
                                                       2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           309,878
                                                       2006      1.003          1.216           463,464

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           219,812

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.556          1.600            66,482
                                                       2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.206            31,213
                                                       2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           484,443
                                                       2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.854          1.007           239,320
                                                       2006      0.877          0.854           249,302

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.187            30,422

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.035           396,878
                                                       2006      0.987          1.006           511,478

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.203          1.136            48,315

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.475           296,230
                                                       2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           457,885
                                                       2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.385          1.413         1,631,986
                                                       2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           226,068
                                                       2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           214,780
                                                       2006      0.998          1.066           242,475

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      1.000          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      0.986          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.156          1.232         3,084,133
                                                       2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.325          1.432             8,375
                                                       2006      1.218          1.325             8,375
                                                       2005      1.159          1.218             8,375
                                                       2004      1.100          1.159           155,269
                                                       2003      0.850          1.100           172,684
                                                       2002      1.233          0.850            67,678
                                                       2001      1.000          1.233                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      1.000          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      1.000          0.792            53,735

  Travelers Equity Income Subaccount (11/01).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           246,383
                                                       2004      1.187          1.284           221,187
                                                       2003      0.990          1.187           218,017
                                                       2002      1.000          0.990            87,108

  Travelers Federated Stock Subaccount (9/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      1.000          0.781                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      1.000          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      1.000          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.000          1.054            20,923

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      0.984          1.048                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      1.000          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      1.000          0.722                --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955          202,396
                                                       2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          395,960
                                                       2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          245,074
                                                       2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      2.433          2.545               --
                                                       2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.860          2.101           38,451
                                                       2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044           15,261
                                                       2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979          117,193
                                                       2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.988          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415          102,982

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.409          1.453           26,682

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.403          1.442            3,571
                                                       2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.510          1.441           74,293

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.252          1.250           12,773

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.581          1.703           13,190
                                                       2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.028          1.102               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           29,487
                                                       2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.432          1.480               --
                                                       2006      1.316          1.432               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.014          1.073               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.306               --
                                                       2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.774          1.722           88,740
                                                       2006      1.615          1.774           60,876

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          2.000           62,425
                                                       2006      1.532          1.565           68,066

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.245          1.100               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052          108,317
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.264          1.379               --
                                                       2006      1.278          1.264               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.529          3.176               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458           88,542
                                                       2006      1.256          1.384           92,720

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           22,429
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           34,245

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259               --
                                                       2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.203            7,102
                                                       2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974          101,972
                                                       2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.067          1.099               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.334          1.259               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362               --
                                                       2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329          165,820
                                                       2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090           18,153
                                                       2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.107          1.321               --
                                                       2005      1.069          1.107               --
                                                       2004      0.986          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.073          1.143          337,157
                                                       2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (9/02)........  2006      1.280          1.323               --
                                                       2005      1.241          1.280               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.149                 --
                                                       2006      1.000          1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.258          1.319                 --
                                                       2005      1.218          1.258             27,570
                                                       2004      1.178          1.218             33,748
                                                       2003      0.963          1.178             26,411
                                                       2002      1.000          0.963                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.898          2.131          5,003,635
                                                       2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.730          1.901         13,986,809
                                                       2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.582          1.625         15,335,981
                                                       2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      2.716          2.840                 --
                                                       2006      2.096          2.716                 --
                                                       2005      1.676          2.096                 --
                                                       2004      1.372          1.676                 --
                                                       2003      0.981          1.372                 --
                                                       2002      1.000          0.981                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.373          1.438            145,604
                                                       2006      1.206          1.373            236,722
                                                       2005      1.181          1.206            238,225
                                                       2004      1.150          1.181            213,398
                                                       2003      0.971          1.150            136,435
                                                       2002      1.000          0.971                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.437          1.249            141,414
                                                       2006      1.416          1.437            189,330
                                                       2005      1.369          1.416            271,418
                                                       2004      1.257          1.369            286,185
                                                       2003      0.976          1.257            230,557
                                                       2002      1.000          0.976                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.738          1.993            913,450
                                                       2006      1.595          1.738          1,129,737
                                                       2005      1.398          1.595          1,074,568
                                                       2004      1.242          1.398            914,280
                                                       2003      0.991          1.242            597,035
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.514          1.580             35,856
                                                       2006      1.361          1.514             65,581
                                                       2005      1.153          1.361            100,320
                                                       2004      1.164          1.153             25,701
                                                       2003      0.953          1.164             24,304
                                                       2002      1.000          0.953                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.061          2.324          2,416,516
                                                       2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.740          3.450            827,068
                                                       2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.895          2.139          2,694,952
                                                       2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054             42,050
                                                       2004      0.988          1.064             12,906

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            891,629
                                                       2004      1.105          1.170            876,533
                                                       2003      0.994          1.105            675,884
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.529          1.819             24,735
                                                       2006      1.450          1.529             32,153
                                                       2005      1.330          1.450             39,928
                                                       2004      1.352          1.330             40,404
                                                       2003      0.944          1.352             31,662
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.441          1.541             57,507
                                                       2006      1.250          1.441             81,883
                                                       2005      1.211          1.250            130,363
                                                       2004      1.185          1.211            127,226
                                                       2003      0.980          1.185            190,179
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.614          1.549          7,883,916

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.490          1.535          3,101,689

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.493          1.532          2,327,074
                                                       2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.683          1.605          5,380,875

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.612          1.637            896,840
                                                       2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.455          1.451          3,430,766

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.797          1.933          1,145,958
                                                       2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.158          1.255                 --
                                                       2006      1.099          1.158                 --
                                                       2005      1.077          1.099                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            959,650
                                                       2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399             59,877
                                                       2005      1.334          1.373             65,743
                                                       2004      1.358          1.334             71,782
                                                       2003      0.961          1.358             45,068
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            161,416
                                                       2005      1.387          1.491            267,952
                                                       2004      1.300          1.387            271,976
                                                       2003      0.949          1.300            214,408
                                                       2002      1.000          0.949                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             14,423
                                                       2005      1.304          1.322             34,816
                                                       2004      1.231          1.304             34,097
                                                       2003      0.967          1.231             33,306
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             80,473
                                                       2004      1.013          1.072             10,160

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.652          1.713            135,406
                                                       2006      1.743          1.652            171,686

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.395          1.402            422,649
                                                       2006      1.330          1.395            462,119

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            283,349

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.659          1.664            228,956

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.301            113,043
                                                       2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.919          1.860          1,738,646
                                                       2006      1.749          1.919          1,801,813

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.610          2.054            193,495
                                                       2006      1.577          1.610            104,121

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.242          1.095             93,880

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.179          1.226             33,664
                                                       2006      1.121          1.179                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.391          1.453            785,209
                                                       2006      1.333          1.391            968,182

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.091          1,880,018
                                                       2006      1.001          1.073            858,794

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          4,672,125
                                                       2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.414          1.548            261,032
                                                       2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.373             12,513
                                                       2006      1.276          1.261              5,594

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.822          3.540                 --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.090          2.185            506,932

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450            658,462
                                                       2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012          1,015,772
                                                       2006      1.003          1.215          1,398,702

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.115          1.175          2,868,065

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.544          1.585            270,022
                                                       2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.197            902,469
                                                       2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971          3,155,306
                                                       2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.506          1.773            405,182
                                                       2006      1.549          1.506            542,114

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.131            866,928

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.003          1.030            971,783
                                                       2006      0.985          1.003            619,409

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.396          1.315            112,072

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.353          1.375            717,767
                                                       2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.445          1.470          1,919,842
                                                       2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066            297,273
                                                       2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            863,890
                                                       2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070             81,491
                                                       2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071          2,539,014
                                                       2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          1,908,353
                                                       2006      1.002          1.055          1,022,330

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.351          1.376          9,298,266
                                                       2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087          1,900,882
                                                       2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            616,558
                                                       2006      0.998          1.064            762,350

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137             81,829

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.058          1.081             14,104
                                                       2006      1.027          1.058             14,106

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            511,337
                                                       2004      0.985          0.973            508,529
                                                       2003      0.999          0.985            536,126
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104                 --
                                                       2004      0.985          1.068                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.084          1.152         10,762,990
                                                       2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.481          1.598              8,129
                                                       2006      1.364          1.481             23,399
                                                       2005      1.301          1.364             23,720
                                                       2004      1.237          1.301             24,067
                                                       2003      0.958          1.237              4,520
                                                       2002      1.000          0.958                 --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,162,266
                                                       2004      1.229          1.277          1,178,613
                                                       2003      0.995          1.229            509,953
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            194,384
                                                       2004      1.278          1.455            189,558
                                                       2003      0.977          1.278            155,088
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/01).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            665,216
                                                       2004      1.201          1.296            613,457
                                                       2003      1.003          1.201            390,190
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358             46,011
                                                       2004      1.220          1.318             42,623
                                                       2003      0.978          1.220             12,504
                                                       2002      1.000          0.978                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (10/01).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            798,681
                                                       2004      1.061          1.071            831,527
                                                       2003      1.014          1.061            399,571
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068              8,428
                                                       2004      0.984          1.046                 --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.652          1.578            955,497
                                                       2006      1.456          1.652          1,229,886
                                                       2005      1.431          1.456          1,584,482
                                                       2004      1.246          1.431          1,602,089
                                                       2003      0.974          1.246            914,064
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.039          1.089               --
                                                       2005      1.000          1.039               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.231          1.351           12,265
                                                       2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      1.578          1.649               --
                                                       2006      1.218          1.578               --
                                                       2005      1.000          1.218               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.271          1.434           52,322
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.216          1.167               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.168          1.204               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.173           50,638

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.113          1.109               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      0.974          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.261          1.264               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.638          2.055               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.469          1.535               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      0.995          1.048               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.050               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.175          1.107               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.012          1.076               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.157          1.248               --
                                                       2006      1.066          1.157               --
                                                       2005      1.000          1.066               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (6/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.148               --
                                                       2006      1.000          1.074               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.184          1.241               --
                                                       2005      1.148          1.184               --
                                                       2004      1.111          1.148               --
                                                       2003      1.000          1.111               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.724          1.933          288,274
                                                       2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.541          1.691          598,110
                                                       2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.437          1.474          682,992
                                                       2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      2.413          2.521               --
                                                       2006      1.864          2.413               --
                                                       2005      1.491          1.864               --
                                                       2004      1.222          1.491               --
                                                       2003      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.322          1.384               --
                                                       2006      1.162          1.322               --
                                                       2005      1.140          1.162               --
                                                       2004      1.111          1.140               --
                                                       2003      1.000          1.111               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.307          1.135               --
                                                       2006      1.289          1.307               --
                                                       2005      1.247          1.289               --
                                                       2004      1.147          1.247               --
                                                       2003      1.000          1.147               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.590          1.821           14,709
                                                       2006      1.461          1.590           14,635
                                                       2005      1.282          1.461           15,192
                                                       2004      1.140          1.282            6,475
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.432          1.492               --
                                                       2006      1.288          1.432               --
                                                       2005      1.092          1.288               --
                                                       2004      1.104          1.092               --
                                                       2003      1.000          1.104               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.844          2.078           41,849
                                                       2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.393          3.010           49,926
                                                       2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.736          1.957          217,252
                                                       2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073               --
                                                       2005      1.063          1.052            1,653
                                                       2004      0.988          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.196          1.233               --
                                                       2005      1.138          1.196               --
                                                       2004      1.075          1.138               --
                                                       2003      1.000          1.075               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.419          1.686               --
                                                       2006      1.366          1.419               --
                                                       2005      1.245          1.366               --
                                                       2004      1.116          1.245               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.351          1.605               --
                                                       2006      1.282          1.351               --
                                                       2005      1.177          1.282               --
                                                       2004      1.198          1.177               --
                                                       2003      1.000          1.198               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.383          1.477               --
                                                       2006      1.201          1.383               --
                                                       2005      1.164          1.201               --
                                                       2004      1.140          1.164               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.459          1.400          454,778

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.396          1.438          304,880

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.392          1.426               --
                                                       2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.425           16,977

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.485          1.507          128,849
                                                       2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.241          1.236           74,046

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.568          1.684            6,306
                                                       2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.155          1.251               --
                                                       2006      1.098          1.155               --
                                                       2005      1.026          1.098               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.001          0.991           40,090
                                                       2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.450          1.517               --
                                                       2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.193          1.240               --
                                                       2006      1.172          1.193               --
                                                       2005      1.140          1.172               --
                                                       2004      1.161          1.140               --
                                                       2003      1.000          1.161               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.419          1.466               --
                                                       2006      1.308          1.419            7,719
                                                       2005      1.219          1.308            7,740
                                                       2004      1.144          1.219               --
                                                       2003      1.000          1.144               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.322          1.378               --
                                                       2006      1.204          1.322               --
                                                       2005      1.190          1.204               --
                                                       2004      1.124          1.190               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501               --
                                                       2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783               --
                                                       2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.087          1.119               --
                                                       2005      1.071          1.087               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.510          1.564               --
                                                       2006      1.594          1.510               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.262          1.267            8,129
                                                       2006      1.204          1.262            6,383

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574               --
                                                       2006      1.428          1.505               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.561          1.565               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.298           24,743
                                                       2006      1.265          1.342           13,100

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.759          1.703            4,905
                                                       2006      1.604          1.759           12,575

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.552          1.978           50,537
                                                       2006      1.522          1.552           44,328

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.239          1.092           28,876

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.222               --
                                                       2006      1.119          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.244          1.298            1,331
                                                       2006      1.193          1.244            1,329

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089           21,699
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048          198,530
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.310          1.432               --
                                                       2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.259          1.370            8,481
                                                       2006      1.275          1.259            8,483

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.505          3.141               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.966          2.054               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.374          1.445           42,730
                                                       2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010           28,453
                                                       2006      1.003          1.214           43,448

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.114          1.174           66,024

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.433          1.469               --
                                                       2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253               --
                                                       2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.192          223,961
                                                       2006      1.111          1.145           25,393

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970          230,578
                                                       2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.301          1.530           34,522
                                                       2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.058          1.087            4,756

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.009          1.035           14,884
                                                       2006      0.991          1.009               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.322          1.245              953

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.285          1.305            3,406
                                                       2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.326          1.348           23,216
                                                       2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064           14,451
                                                       2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069           48,407
                                                       2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069           95,797
                                                       2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          105,914
                                                       2006      1.002          1.054          105,935

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.292          1.315          204,335
                                                       2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085           81,028
                                                       2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.073          1.134            1,742

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.077               --
                                                       2006      1.025          1.055               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.102          1.313               --
                                                       2005      1.067          1.102               --
                                                       2004      0.985          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109               --
                                                       2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.064          1.130          624,178
                                                       2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.343          1.447               --
                                                       2006      1.238          1.343               --
                                                       2005      1.182          1.238               --
                                                       2004      1.125          1.182               --
                                                       2003      1.000          1.125               --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.830          1.976               --
                                                       2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      1.824          1.943               --
                                                       2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.122          1.193               --
                                                       2005      1.144          1.122            1,385
                                                       2004      1.102          1.144              225
                                                       2003      1.000          1.102               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.463          1.594               --
                                                       2005      1.332          1.463               --
                                                       2004      1.171          1.332               --
                                                       2003      1.000          1.171               --

  Travelers Equity Income Subaccount (11/01).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.177          1.204               --
                                                       2005      1.175          1.177            6,331
                                                       2004      1.090          1.175              219
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.272          1.314               --
                                                       2005      1.236          1.272               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Large Cap Subaccount (10/01).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025            4,580
                                                       2004      1.023          1.032              743
                                                       2003      1.000          1.023               --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025               --
                                                       2005      1.046          1.066               --
                                                       2004      0.984          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.501          1.431           18,500
                                                       2006      1.324          1.501           18,310
                                                       2005      1.302          1.324           18,512
                                                       2004      1.135          1.302               --
                                                       2003      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.261          1.385               --
                                                       2006      1.209          1.261               --
                                                       2005      1.147          1.209               --
                                                       2004      1.131          1.147               --
                                                       2003      1.000          1.131               --




             PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.074          1.147                --
                                                       2006      1.000          1.074            19,132

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Premier Equity Subaccount (Series I)
  (11/01)............................................  2006      1.251          1.310                --
                                                       2005      1.213          1.251            24,538
                                                       2004      1.175          1.213            24,538
                                                       2003      0.963          1.175            19,935
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/01)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.882          2.109           693,439
                                                       2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.717          1.882         2,081,213
                                                       2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.569          1.608         1,950,156
                                                       2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/02).............................................  2007      2.695          2.815                --
                                                       2006      2.084          2.695             2,061
                                                       2005      1.669          2.084             2,063
                                                       2004      1.369          1.669             2,065
                                                       2003      0.982          1.369             2,067
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.425          1.237             1,983
                                                       2006      1.407          1.425             3,291
                                                       2005      1.363          1.407             4,907
                                                       2004      1.254          1.363             4,447
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.724          1.973            60,815
                                                       2006      1.585          1.724            52,472
                                                       2005      1.393          1.585            73,312
                                                       2004      1.239          1.393            56,482
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.044          2.300           467,181
                                                       2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.720          3.418           107,297
                                                       2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.880          2.117           475,985
                                                       2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050                --
                                                       2004      0.988          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.600          1.534           479,555

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.477          1.520           397,618

  LMPVET Equity Index Subaccount (Class II) (10/01)..  2007      1.481          1.517            42,121
                                                       2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.588           444,372

  LMPVET Investors Subaccount (Class I) (10/01)......  2007      1.599          1.621           160,562
                                                       2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.443          1.436           118,961

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/01)............................................  2007      1.783          1.913            82,049
                                                       2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.998          0.987           200,070
                                                       2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/01)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (1/00).............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.013          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.384          1.388            49,802
                                                       2006      1.321          1.384            50,094

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            60,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.644          1.647            38,942

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.339          1.294            48,721
                                                       2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.841           165,294
                                                       2006      1.737          1.903           152,141

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.597          2.033            64,312
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.380          1.438            47,771
                                                       2006      1.324          1.380            50,685

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.087           539,239
                                                       2006      1.001          1.072           163,987

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.046           595,006
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.403          1.532            17,047
                                                       2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.366            38,130
                                                       2006      1.274          1.257            42,794

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.797          3.505             2,059

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.072          2.163            78,241

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.371          1.440            93,294
                                                       2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.009           145,905
                                                       2006      1.003          1.213           172,182

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.106          1.164           188,749

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.571            23,063
                                                       2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.188           131,429
                                                       2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.968           570,479
                                                       2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.494          1.755            34,772
                                                       2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.090          1.120            80,343

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.995          1.020           294,249
                                                       2006      0.978          0.995           290,105

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.383          1.302                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.433          1.455           161,403
                                                       2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.340          1.362           673,831
                                                       2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084           475,635
                                                       2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.053          1.073            35,450
                                                       2006      1.023          1.053            35,601

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           234,472
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100                --
                                                       2004      0.985          1.066                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (10/01).....................................  2007      1.075          1.141         1,364,338
                                                       2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      1.469          1.582                --
                                                       2006      1.356          1.469                --
                                                       2005      1.295          1.356                --
                                                       2004      1.234          1.295                --
                                                       2003      0.958          1.234                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (10/01)........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (11/01)............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           153,672
                                                       2004      1.226          1.272           149,871
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/01).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            79,508
                                                       2004      1.198          1.291            79,142
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             2,412
                                                       2004      1.217          1.313               981
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (10/01).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (12/01)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (10/01)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

                                 PORTFOLIO ARCHITECT 3 -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058            79,108
                                                       2004      1.058          1.067            79,085
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/01)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            35,764
                                                       2004      0.984          1.045            17,656

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.639          1.562            62,380
                                                       2006      1.447          1.639            93,862
                                                       2005      1.425          1.447           193,397
                                                       2004      1.243          1.425           201,061
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund- merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust- merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust- merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio- merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.166          1.138                 --
                                                       2005      1.034          1.166            244,221
                                                       2004      0.973          1.034            458,633
                                                       2003      0.803          0.973            483,364
                                                       2002      1.183          0.803            440,010
                                                       2001      1.000          1.183             25,673

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.950          2.198          1,462,736
                                                       2006      1.649          1.950          1,779,732
                                                       2005      1.473          1.649          1,914,049
                                                       2004      1.322          1.473          1,965,953
                                                       2003      0.995          1.322          1,577,762
                                                       2002      1.188          0.995            579,448
                                                       2001      1.000          1.188             53,009

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.681          1.854          4,830,443
                                                       2006      1.553          1.681          6,204,083
                                                       2005      1.362          1.553          6,908,813
                                                       2004      1.233          1.362          7,498,271
                                                       2003      0.918          1.233          6,289,036
                                                       2002      1.238          0.918          2,672,503
                                                       2001      1.000          1.238            328,550

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.517          1.564          4,296,674
                                                       2006      1.341          1.517          5,744,650
                                                       2005      1.291          1.341          6,617,005
                                                       2004      1.191          1.291          7,869,519
                                                       2003      0.916          1.191          6,886,746
                                                       2002      1.143          0.916          3,517,428
                                                       2001      1.000          1.143            483,056

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.297          1.282                 --
                                                       2005      1.117          1.297            200,941
                                                       2004      0.952          1.117            274,552
                                                       2003      0.777          0.952            276,632
                                                       2002      0.877          0.777            223,435

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.703          2.217                 --
                                                       2005      1.618          1.703            399,140
                                                       2004      1.255          1.618            534,356
                                                       2003      0.953          1.255            420,706
                                                       2002      1.046          0.953            169,208

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.149          1.208             94,038
                                                       2006      1.005          1.149            107,652
                                                       2005      0.981          1.005            113,162
                                                       2004      0.951          0.981            113,107
                                                       2003      0.799          0.951            229,583
                                                       2002      0.837          0.799            136,153

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.124          0.982            396,825
                                                       2006      1.104          1.124            480,027
                                                       2005      1.063          1.104            610,789
                                                       2004      0.972          1.063            811,595
                                                       2003      0.752          0.972            795,333
                                                       2002      0.934          0.752            429,565

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                 --
                                                       2005      1.204          1.302             60,422
                                                       2004      1.074          1.204             34,482
                                                       2003      1.000          1.074              5,122

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.447                 --
                                                       2005      1.202          1.299            117,915
                                                       2004      1.067          1.202             26,373
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.545          1.779            443,711
                                                       2006      1.412          1.545            486,927
                                                       2005      1.233          1.412            537,353
                                                       2004      1.091          1.233            796,095
                                                       2003      0.867          1.091            530,106
                                                       2002      0.985          0.867            290,464

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.393          1.460            170,247
                                                       2006      1.247          1.393            171,791
                                                       2005      1.053          1.247            173,750
                                                       2004      1.059          1.053            191,175
                                                       2003      0.863          1.059            189,423
                                                       2002      0.778          0.863            163,295

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.813          2.053          1,062,985
                                                       2006      1.643          1.813          1,263,253
                                                       2005      1.418          1.643          1,771,018
                                                       2004      1.159          1.418          1,933,959
                                                       2003      0.854          1.159          1,521,044
                                                       2002      0.993          0.854            558,775

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.242          1.443                 --
                                                       2005      1.144          1.242          1,734,260
                                                       2004      1.035          1.144          1,999,529
                                                       2003      0.842          1.035          1,608,369
                                                       2002      0.999          0.842            719,789

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.780          3.515            484,642
                                                       2006      2.211          2.780            643,439
                                                       2005      1.767          2.211            838,387
                                                       2004      1.444          1.767            538,483
                                                       2003      1.000          1.444             73,437

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.766          2.001          1,389,027
                                                       2006      1.481          1.766          1,658,197
                                                       2005      1.369          1.481          2,258,919
                                                       2004      1.177          1.369          1,963,706
                                                       2003      0.907          1.177          1,293,188
                                                       2002      1.134          0.907            589,742
                                                       2001      1.000          1.134             29,133

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.246          1.490                 --
                                                       2005      1.166          1.246            439,470
                                                       2004      1.024          1.166            662,918
                                                       2003      0.789          1.024            314,762
                                                       2002      0.831          0.789            130,925

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.084                 --
                                                       2005      1.067          1.061             55,179
                                                       2004      0.989          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.144          1.181                 --
                                                       2005      1.082          1.144            224,786
                                                       2004      1.018          1.082            232,165
                                                       2003      0.912          1.018            226,801
                                                       2002      0.922          0.912            192,627

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.174          1.403             11,118
                                                       2006      1.125          1.174             10,923
                                                       2005      1.020          1.125             12,895
                                                       2004      0.910          1.020             13,043
                                                       2003      0.734          0.910             12,999
                                                       2002      0.773          0.734              2,339

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.026          1.226             14,890
                                                       2006      0.970          1.026             14,621
                                                       2005      0.885          0.970             17,017
                                                       2004      0.897          0.885            107,994
                                                       2003      0.624          0.897            111,827
                                                       2002      0.657          0.624              9,994

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.105          1.186             15,163
                                                       2006      0.955          1.105             16,772
                                                       2005      0.921          0.955             37,932
                                                       2004      0.898          0.921             70,179
                                                       2003      0.739          0.898             71,689
                                                       2002      0.746          0.739            102,057

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.534          1.717                 --
                                                       2005      1.502          1.534            237,592
                                                       2004      1.332          1.502            247,135
                                                       2003      1.000          1.332             80,414

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.385          1.333          3,650,279

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.428          1.476          1,645,508

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.365          1.406            781,480
                                                       2006      1.208          1.365          1,061,629
                                                       2005      1.180          1.208          1,239,450
                                                       2004      1.091          1.180          2,117,905
                                                       2003      0.870          1.091          2,036,010
                                                       2002      1.141          0.870            903,725
                                                       2001      1.000          1.141             46,322

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.606          1.536          3,736,032

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.463          1.493          1,248,471
                                                       2006      1.261          1.463            702,579
                                                       2005      1.205          1.261          1,173,271
                                                       2004      1.112          1.205          1,380,340
                                                       2003      0.856          1.112            997,741
                                                       2002      1.134          0.856            806,373
                                                       2001      1.000          1.134             76,156

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.366          1.365            956,170

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.515          1.636            465,478
                                                       2006      1.369          1.515            502,492
                                                       2005      1.329          1.369            983,324
                                                       2004      1.176          1.329          1,076,083
                                                       2003      0.805          1.176          1,094,670
                                                       2002      1.255          0.805            354,038
                                                       2001      1.000          1.255              3,283

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.170          1.274                 --
                                                       2006      1.107          1.170                 --
                                                       2005      1.080          1.107                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013            270,386
                                                       2006      0.996          1.018            273,132
                                                       2005      0.991          0.996            453,573
                                                       2004      0.998          0.991            429,944
                                                       2003      1.000          0.998            109,660

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.426          1.494                 --
                                                       2006      1.229          1.426          1,799,672
                                                       2005      1.204          1.229          2,575,093
                                                       2004      1.132          1.204          3,132,904
                                                       2003      0.829          1.132          2,830,329
                                                       2002      1.127          0.829          1,972,141
                                                       2001      1.000          1.127            277,708

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.180          1.229                 --
                                                       2006      1.154          1.180            109,686
                                                       2005      1.117          1.154            153,668
                                                       2004      1.132          1.117            294,225
                                                       2003      0.798          1.132             90,125
                                                       2002      0.755          0.798             14,568

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.309          1.354                 --
                                                       2006      1.200          1.309             55,251
                                                       2005      1.113          1.200             56,448
                                                       2004      1.039          1.113             65,449
                                                       2003      0.755          1.039             48,254
                                                       2002      0.777          0.755              2,659

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.218          1.271                 --
                                                       2006      1.103          1.218             13,761
                                                       2005      1.085          1.103             17,623
                                                       2004      1.019          1.085             19,509
                                                       2003      0.798          1.019             31,671
                                                       2002      0.760          0.798             16,195

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.601          1.663                 --
                                                       2006      1.391          1.601            353,400
                                                       2005      1.372          1.391            395,149
                                                       2004      1.241          1.372            374,495
                                                       2003      1.000          1.241            244,664

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.790          1.971                 --
                                                       2006      1.625          1.790            540,138
                                                       2005      1.529          1.625            961,887
                                                       2004      1.256          1.529            710,264
                                                       2003      1.000          1.256            316,447

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.096          1.130                 --
                                                       2005      1.075          1.096                 --
                                                       2004      1.015          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.363          1.419            197,773
                                                       2006      1.434          1.363            231,949

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.401          1.413            185,227
                                                       2006      1.331          1.401            218,415

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.412          1.480                 --
                                                       2006      1.336          1.412            178,351

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.467          1.476             77,617

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.315             21,980
                                                       2006      1.271          1.353                 --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.641          1.597            422,554
                                                       2006      1.492          1.641            427,771

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.312          1.680             67,688
                                                       2006      1.282          1.312             98,813

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.251          1.107                142

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.192          1.244                 --
                                                       2006      1.130          1.192                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.329          1.394            217,266
                                                       2006      1.270          1.329            243,952

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.098            549,766
                                                       2006      1.001          1.076            537,046

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057            943,546
                                                       2006      1.002          1.070              9,137

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.340          1.472            342,850
                                                       2006      1.359          1.340            369,237

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.269          1.388             29,741
                                                       2006      1.281          1.269              1,699

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.967          2.062            434,422

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            215,059
                                                       2006      1.262          1.393            113,433

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            538,800
                                                       2006      1.003          1.218            687,855

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.133          1.197            551,313

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.567          1.615             18,664
                                                       2006      1.460          1.567             13,451

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.147          1.265                 --
                                                       2006      1.092          1.147                168

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.214             91,542
                                                       2006      1.122          1.160            939,707

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978          1,386,059
                                                       2006      1.003          1.027            536,318

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.862          1.019            660,708
                                                       2006      0.885          0.862            762,364

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.201            404,750

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.016          1.047            198,257
                                                       2006      0.995          1.016            129,414

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.227          1.252            934,700
                                                       2006      1.212          1.227          1,173,634

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.462          1.494          1,381,550
                                                       2006      1.428          1.462          1,625,768

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073             71,856
                                                       2006      1.002          1.059             76,739

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079             88,632
                                                       2006      1.001          1.041            129,591

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078             38,583
                                                       2006      1.002          1.047              3,377

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078            104,673
                                                       2006      1.002          1.053             54,976

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078          3,533,680
                                                       2006      1.002          1.058          3,744,117

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.399          1.431          5,565,988
                                                       2006      1.311          1.399          6,782,019

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.095            840,013
                                                       2006      0.996          1.049            703,434

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            230,589
                                                       2006      0.998          1.067            298,379

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                 --
                                                       2006      1.084          1.150             55,171

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.097              5,256
                                                       2006      1.035          1.069              5,154

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.987          0.995                 --
                                                       2005      0.977          0.987            150,830
                                                       2004      0.986          0.977            673,304
                                                       2003      0.996          0.986            855,860
                                                       2002      0.999          0.996            802,446

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.111          1.329                 --
                                                       2005      1.071          1.111                 --
                                                       2004      0.987          1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.107          1.128                 --
                                                       2006      1.119          1.107          1,144,215
                                                       2005      1.117          1.119          1,495,964
                                                       2004      1.045          1.117          2,231,285
                                                       2003      1.000          1.045          1,039,141

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.169          1.248          5,969,244
                                                       2006      1.146          1.169          7,635,347
                                                       2005      1.140          1.146         10,573,072
                                                       2004      1.107          1.140         14,158,270
                                                       2003      1.074          1.107         14,489,686
                                                       2002      1.003          1.074          8,698,076
                                                       2001      1.000          1.003            284,980

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.828          1.977                 --
                                                       2006      1.458          1.828            502,241
                                                       2005      1.323          1.458            375,153
                                                       2004      1.160          1.323            516,700
                                                       2003      0.919          1.160            603,425
                                                       2002      1.138          0.919            285,369
                                                       2001      1.000          1.138             52,475

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.157          2.302                 --
                                                       2006      1.874          2.157            619,859
                                                       2005      1.783          1.874            844,247
                                                       2004      1.439          1.783          1,134,138
                                                       2003      0.980          1.439          1,081,087
                                                       2002      1.221          0.980            712,422
                                                       2001      1.000          1.221             16,781

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.277          1.359                 --
                                                       2005      1.196          1.277            434,982
                                                       2004      1.144          1.196            595,498
                                                       2003      0.901          1.144            327,479
                                                       2002      1.206          0.901             82,566
                                                       2001      1.000          1.206              3,553

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.193          1.270                 --
                                                       2005      1.211          1.193            311,252
                                                       2004      1.160          1.211          2,407,328
                                                       2003      0.936          1.160            639,427
                                                       2002      0.975          0.936            170,593

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.314          1.434                 --
                                                       2005      1.191          1.314            256,661
                                                       2004      1.042          1.191            266,416
                                                       2003      0.793          1.042            313,401
                                                       2002      0.882          0.793             58,105

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.360          1.428                 --
                                                       2005      1.326          1.360          2,251,835
                                                       2004      1.229          1.326          2,433,328
                                                       2003      0.955          1.229          1,969,032
                                                       2002      1.130          0.955            718,818
                                                       2001      1.000          1.130             27,813

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.331                 --
                                                       2005      1.291          1.300            745,362
                                                       2004      1.191          1.291            991,656
                                                       2003      0.991          1.191            960,744
                                                       2002      0.941          0.991             93,591

  Travelers Federated Stock Subaccount (9/02)........  2006      1.100          1.138                 --
                                                       2005      1.064          1.100             77,154
                                                       2004      0.980          1.064             79,394
                                                       2003      0.782          0.980             84,271
                                                       2002      0.788          0.782             17,425

  Travelers Large Cap Subaccount (11/99).............  2006      1.177          1.212                 --
                                                       2005      1.103          1.177          1,103,383
                                                       2004      1.055          1.103            915,748
                                                       2003      0.862          1.055            794,841
                                                       2002      1.138          0.862            226,191
                                                       2001      1.000          1.138             36,628

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.108          1.177                 --
                                                       2005      1.045          1.108                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.019          1.022                 --
                                                       2005      1.000          1.019             86,058

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.053          1.090                 --
                                                       2005      1.000          1.053             78,054

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.086          1.132                 --
                                                       2005      1.017          1.086          3,561,326

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.030          1.049                 --
                                                       2005      1.011          1.030                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.259          1.336                 --
                                                       2005      1.145          1.259            194,233
                                                       2004      1.006          1.145            273,915
                                                       2003      0.846          1.006            172,694
                                                       2002      1.151          0.846            159,360
                                                       2001      1.000          1.151                614

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      0.837          0.885                 --
                                                       2005      0.827          0.837          1,016,433
                                                       2004      0.738          0.827            768,481
                                                       2003      0.549          0.738            783,843
                                                       2002      0.626          0.549            222,429

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.271          1.311                 --
                                                       2005      1.258          1.271          9,648,193
                                                       2004      1.150          1.258         10,625,367
                                                       2003      1.005          1.150          9,375,765
                                                       2002      1.081          1.005          4,154,038
                                                       2001      1.000          1.081            348,528

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.262                 --
                                                       2005      1.119          1.169            108,277
                                                       2004      0.972          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.300          1.492                 --
                                                       2005      1.209          1.300            424,780
                                                       2004      1.064          1.209            404,686
                                                       2003      0.843          1.064            261,140
                                                       2002      0.845          0.843             35,971

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.377          1.460                 --
                                                       2005      1.324          1.377             25,462
                                                       2004      1.213          1.324             30,145
                                                       2003      1.000          1.213             22,941

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.038          1.092                 --
                                                       2005      1.000          1.038                209

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.112          1.122                 --
                                                       2005      1.092          1.112            176,162
                                                       2004      0.983          1.092              7,354

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.121          1.110                 --
                                                       2005      1.124          1.121            760,051
                                                       2004      1.108          1.124          1,333,327
                                                       2003      1.055          1.108          1,212,574
                                                       2002      1.015          1.055            544,484

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.056          1.101                 --
                                                       2005      1.054          1.056            738,970
                                                       2004      0.974          1.054            840,779
                                                       2003      0.749          0.974            875,861
                                                       2002      1.148          0.749            654,693
                                                       2001      1.000          1.148            122,403

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.281                 --
                                                       2005      1.000          1.113                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.271                 --
                                                       2005      1.005          1.109                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.075          1.035                 --
                                                       2005      1.049          1.075              4,894
                                                       2004      0.984          1.049                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.319          1.265            589,448
                                                       2006      1.158          1.319            675,931
                                                       2005      1.133          1.158            784,448
                                                       2004      0.983          1.133          1,107,608
                                                       2003      0.766          0.983          1,094,511
                                                       2002      0.907          0.766            665,542

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.010          1.114             53,456
                                                       2006      0.963          1.010             53,468
                                                       2005      0.909          0.963             66,019
                                                       2004      0.893          0.909             66,034
                                                       2003      0.723          0.893             71,388
                                                       2002      0.788          0.723             78,186

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.372          1.337               --
                                                       2005      1.218          1.372            8,961
                                                       2004      1.147          1.218            8,961
                                                       2003      0.948          1.147            4,728
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.921          2.163           11,841
                                                       2006      1.626          1.921            1,393
                                                       2005      1.454          1.626            1,395
                                                       2004      1.306          1.454            8,292
                                                       2003      0.984          1.306               --
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.752          1.930          268,390
                                                       2006      1.620          1.752          324,087
                                                       2005      1.422          1.620          312,677
                                                       2004      1.289          1.422          310,343
                                                       2003      0.961          1.289          233,269
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.601          1.649          621,304
                                                       2006      1.417          1.601          665,666
                                                       2005      1.365          1.417          612,262
                                                       2004      1.261          1.365          612,287
                                                       2003      0.971          1.261          359,401
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.612          1.593               --
                                                       2005      1.391          1.612               --
                                                       2004      1.186          1.391               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.789          2.328               --
                                                       2005      1.702          1.789           14,515
                                                       2004      1.321          1.702               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.390          1.460               --
                                                       2006      1.217          1.390               --
                                                       2005      1.189          1.217               --
                                                       2004      1.154          1.189               --
                                                       2003      0.971          1.154               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.454          1.268               --
                                                       2006      1.429          1.454               --
                                                       2005      1.377          1.429               --
                                                       2004      1.261          1.377               --
                                                       2003      0.976          1.261               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412               --
                                                       2005      1.203          1.299               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.759          2.024               --
                                                       2006      1.610          1.759               --
                                                       2005      1.407          1.610               --
                                                       2004      1.246          1.407               --
                                                       2003      0.991          1.246               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.533          1.604               --
                                                       2006      1.373          1.533               --
                                                       2005      1.160          1.373               --
                                                       2004      1.168          1.160               --
                                                       2003      0.953          1.168               --
                                                       2002      1.000          0.953               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.086          2.359           31,883
                                                       2006      1.892          2.086           51,864
                                                       2005      1.635          1.892           48,157
                                                       2004      1.337          1.635           22,724
                                                       2003      0.986          1.337           21,215
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.462          1.697               --
                                                       2005      1.348          1.462               --
                                                       2004      1.220          1.348               --
                                                       2003      0.994          1.220           37,934
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.770          3.498               --
                                                       2006      2.205          2.770           19,976
                                                       2005      1.764          2.205           19,976
                                                       2004      1.443          1.764           14,602
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.918          2.171           61,720
                                                       2006      1.610          1.918           42,323
                                                       2005      1.490          1.610           42,325
                                                       2004      1.282          1.490           47,231
                                                       2003      0.989          1.282           45,162
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.537          1.837               --
                                                       2005      1.440          1.537           11,908
                                                       2004      1.265          1.440           11,908
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      0.989          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.243          1.283               --
                                                       2005      1.178          1.243               --
                                                       2004      1.109          1.178               --
                                                       2003      0.994          1.109               --
                                                       2002      1.000          0.994               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.574          1.879               --
                                                       2006      1.510          1.574               --
                                                       2005      1.370          1.510               --
                                                       2004      1.223          1.370               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.548          1.847               --
                                                       2006      1.464          1.548               --
                                                       2005      1.338          1.464               --
                                                       2004      1.357          1.338               --
                                                       2003      0.944          1.357               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.459          1.565               --
                                                       2006      1.261          1.459               --
                                                       2005      1.218          1.261               --
                                                       2004      1.188          1.218               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.529          1.711               --
                                                       2005      1.500          1.529            9,699
                                                       2004      1.331          1.500           24,726
                                                       2003      1.000          1.331           21,288

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573          116,304

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.509          1.559          390,865

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.512          1.555           75,484
                                                       2006      1.339          1.512          101,227
                                                       2005      1.310          1.339          103,069
                                                       2004      1.211          1.310          105,163
                                                       2003      0.967          1.211          105,766
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629           61,204

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.632          1.662           77,506
                                                       2006      1.407          1.632            6,098
                                                       2005      1.347          1.407            6,103
                                                       2004      1.244          1.347            6,109
                                                       2003      0.959          1.244            3,053
                                                       2002      1.000          0.959               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.475          1.473          112,702

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.819          1.962           23,240
                                                       2006      1.645          1.819               --
                                                       2005      1.599          1.645               --
                                                       2004      1.416          1.599               --
                                                       2003      0.970          1.416               --
                                                       2002      1.000          0.970               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.167          1.269               --
                                                       2006      1.105          1.167               --
                                                       2005      1.079          1.105               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.015          1.008               --
                                                       2006      0.994          1.015               --
                                                       2005      0.990          0.994               --
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.643          1.722               --
                                                       2006      1.419          1.643           48,307
                                                       2005      1.390          1.419           39,811
                                                       2004      1.309          1.390           39,816
                                                       2003      0.960          1.309           40,379
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.416          1.473               --
                                                       2006      1.385          1.416               --
                                                       2005      1.342          1.385               --
                                                       2004      1.362          1.342               --
                                                       2003      0.961          1.362               --
                                                       2002      1.000          0.961               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.638          1.694               --
                                                       2006      1.504          1.638               --
                                                       2005      1.396          1.504               --
                                                       2004      1.304          1.396               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.470          1.534               --
                                                       2006      1.334          1.470               --
                                                       2005      1.312          1.334               --
                                                       2004      1.235          1.312               --
                                                       2003      0.967          1.235               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.595          1.656               --
                                                       2006      1.387          1.595               --
                                                       2005      1.370          1.387               --
                                                       2004      1.240          1.370               --
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.784          1.964               --
                                                       2006      1.620          1.784           30,605
                                                       2005      1.527          1.620           29,794
                                                       2004      1.255          1.527           29,800
                                                       2003      1.000          1.255           29,801

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.014          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.672          1.739               --
                                                       2006      1.761          1.672               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.412          1.423               --
                                                       2006      1.343          1.412               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.618          1.695               --
                                                       2006      1.532          1.618               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.681          1.689               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.311               --
                                                       2006      1.270          1.350               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.942          1.888           81,730
                                                       2006      1.767          1.942           62,759

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.630          2.085               --
                                                       2006      1.593          1.630               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.249          1.104               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.189          1.240               --
                                                       2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.408          1.475               --
                                                       2006      1.347          1.408               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.096               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.055           51,069
                                                       2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.432          1.571               --
                                                       2006      1.453          1.432           20,979

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.267          1.384           16,576
                                                       2006      1.279          1.267               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.117          2.219           83,632

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.389          1.466               --
                                                       2006      1.260          1.389               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017               --
                                                       2006      1.003          1.217           27,972

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.128          1.192           60,230

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.562          1.608            5,914
                                                       2006      1.456          1.562            5,919

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.263               --
                                                       2006      1.091          1.145            5,867

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.157          1.210               --
                                                       2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.976           15,444
                                                       2006      1.003          1.026           73,739

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.524          1.800               --
                                                       2006      1.565          1.524               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.115          1.148            8,193

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.015          1.046           11,611
                                                       2006      0.995          1.015           11,640

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.370          1.396            9,029
                                                       2006      1.355          1.370            9,029

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.462          1.492           77,841
                                                       2006      1.429          1.462           77,841

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076          608,755
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.367          1.397          140,391
                                                       2006      1.282          1.367          131,683

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.049          1.093           19,954
                                                       2006      0.996          1.049           19,954

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141           12,241
                                                       2006      0.998          1.066           12,241

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.147          1.189               --
                                                       2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.067          1.093               --
                                                       2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.987          0.995               --
                                                       2005      0.979          0.987           11,670
                                                       2004      0.988          0.979           11,700
                                                       2003      1.000          0.988               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.110          1.326               --
                                                       2005      1.070          1.110               --
                                                       2004      0.987          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.103          1.123               --
                                                       2006      1.116          1.103           60,291
                                                       2005      1.115          1.116           60,291
                                                       2004      1.044          1.115           60,291
                                                       2003      1.000          1.044           57,878

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.097          1.170          165,300
                                                       2006      1.077          1.097          162,284
                                                       2005      1.072          1.077          160,810
                                                       2004      1.042          1.072          179,966
                                                       2003      1.012          1.042          151,979
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.969          2.129               --
                                                       2006      1.572          1.969           66,294
                                                       2005      1.428          1.572           67,482
                                                       2004      1.253          1.428           72,597
                                                       2003      0.994          1.253           72,597
                                                       2002      1.000          0.994               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.143          2.285               --
                                                       2006      1.863          2.143           13,974
                                                       2005      1.774          1.863           13,974
                                                       2004      1.433          1.774            8,360
                                                       2003      0.977          1.433            8,360
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.366          1.453               --
                                                       2005      1.281          1.366           20,979
                                                       2004      1.226          1.281           20,979
                                                       2003      0.967          1.226           20,979
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.265          1.347               --
                                                       2005      1.285          1.265               --
                                                       2004      1.233          1.285               --
                                                       2003      0.996          1.233               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.614          1.761               --
                                                       2005      1.464          1.614               --
                                                       2004      1.282          1.464               --
                                                       2003      0.977          1.282               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.361          1.429               --
                                                       2005      1.329          1.361           78,736
                                                       2004      1.233          1.329           79,753
                                                       2003      0.958          1.233           75,794
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.311          1.343               --
                                                       2005      1.304          1.311               --
                                                       2004      1.205          1.304               --
                                                       2003      1.003          1.205               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.370          1.417               --
                                                       2005      1.327          1.370               --
                                                       2004      1.224          1.327               --
                                                       2003      0.978          1.224               --
                                                       2002      1.000          0.978               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.316          1.355               --
                                                       2005      1.235          1.316               --
                                                       2004      1.182          1.235               --
                                                       2003      0.967          1.182               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.176               --
                                                       2005      1.045          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.089               --
                                                       2005      1.000          1.052               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.131               --
                                                       2005      1.017          1.085               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.444          1.532               --
                                                       2005      1.314          1.444               --
                                                       2004      1.156          1.314               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.481          1.565               --
                                                       2005      1.465          1.481               --
                                                       2004      1.309          1.465               --
                                                       2003      0.974          1.309               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.243          1.282               --
                                                       2005      1.231          1.243          134,864
                                                       2004      1.127          1.231          143,268
                                                       2003      0.986          1.127          291,870
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      0.972          1.118           22,795

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.540          1.767               --
                                                       2005      1.433          1.540           63,875
                                                       2004      1.263          1.433           70,505
                                                       2003      1.001          1.263           67,375
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.373          1.456               --
                                                       2005      1.321          1.373            5,924
                                                       2004      1.212          1.321            5,930
                                                       2003      1.000          1.212            6,531

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.091               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      0.983          1.092               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.074          1.063               --
                                                       2005      1.078          1.074            8,248
                                                       2004      1.064          1.078            8,276
                                                       2003      1.014          1.064               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.363          1.421               --
                                                       2005      1.362          1.363            8,608
                                                       2004      1.260          1.362            8,608
                                                       2003      0.969          1.260            8,608
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.113          1.279               --
                                                       2005      1.000          1.113               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.005          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      0.984          1.049               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.673          1.602               --
                                                       2006      1.470          1.673               --
                                                       2005      1.439          1.470               --
                                                       2004      1.250          1.439               --
                                                       2003      0.974          1.250               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.343          1.481               --
                                                       2006      1.282          1.343               --
                                                       2005      1.212          1.282               --
                                                       2004      1.191          1.212               --
                                                       2003      0.966          1.191               --
                                                       2002      1.000          0.966               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           37,372
                                                       2006      1.624          1.917           47,031
                                                       2005      1.452          1.624           47,188
                                                       2004      1.305          1.452           26,165
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           81,310
                                                       2006      1.618          1.748           90,031
                                                       2005      1.420          1.618           82,075
                                                       2004      1.288          1.420           61,511
                                                       2003      0.961          1.288           44,303
                                                       2002      1.000          0.961               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645          110,875
                                                       2006      1.415          1.598           99,018
                                                       2005      1.364          1.415           90,275
                                                       2004      1.261          1.364           83,688
                                                       2003      0.971          1.261           44,174
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              696
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.451          1.265               --
                                                       2006      1.427          1.451               --
                                                       2005      1.375          1.427               --
                                                       2004      1.260          1.375               --
                                                       2003      0.976          1.260               --
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      0.996          1.074               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.016          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.756          2.018               --
                                                       2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.082          2.353           39,496
                                                       2006      1.889          2.082           44,932
                                                       2005      1.633          1.889           45,371
                                                       2004      1.336          1.633           43,882
                                                       2003      0.986          1.336           29,069
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459               --
                                                       2004      1.220          1.347               --
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            5,839
                                                       2006      2.202          2.765            5,840
                                                       2005      1.763          2.202            5,840
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442           10,805

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           31,814
                                                       2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           10,334
                                                       2004      1.265          1.438            3,214
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      0.988          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.242          1.281               --
                                                       2005      1.176          1.242               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.545          1.843            5,645
                                                       2006      1.462          1.545            6,357
                                                       2005      1.337          1.462            7,625
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            5,128
                                                       2004      1.330          1.498            3,083
                                                       2003      1.018          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.631          1.569           44,238

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555           16,189

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            1,318
                                                       2005      1.308          1.337            1,322
                                                       2004      1.211          1.308            1,326
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.701          1.625           18,150

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.471          1.469            9,465

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           20,175
                                                       2006      1.642          1.815              292
                                                       2005      1.597          1.642              293
                                                       2004      1.415          1.597              294
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.029          1.104               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            6,368
                                                       2005      0.989          0.993            6,368
                                                       2004      0.998          0.989            6,368
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            6,287
                                                       2005      1.394          1.502            7,097
                                                       2004      1.304          1.394               --
                                                       2003      0.949          1.304               --
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           32,547
                                                       2005      1.369          1.385           32,552
                                                       2004      1.239          1.369           17,462
                                                       2003      1.021          1.239               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           21,899
                                                       2005      1.525          1.618           21,903
                                                       2004      1.255          1.525           12,982
                                                       2003      1.012          1.255               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.014          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.410          1.420           12,403
                                                       2006      1.341          1.410           14,826

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.349          1.310               --
                                                       2006      1.269          1.349               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.884           10,957
                                                       2006      1.764          1.938           17,825

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080               --
                                                       2006      1.591          1.626               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.247          1.102               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           36,486
                                                       2006      1.002          1.069               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.464           19,151
                                                       2006      1.259          1.387           22,548

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016            1,334
                                                       2006      1.003          1.217            1,337

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.208               --
                                                       2006      1.119          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           70,560
                                                       2006      1.003          1.026            8,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795            8,893
                                                       2006      1.562          1.521            9,397

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.112          1.146           17,479

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           23,733
                                                       2006      1.352          1.367           23,737

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           63,700
                                                       2006      1.426          1.459           63,705

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           53,336
                                                       2006      1.002          1.057           53,336

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           91,754
                                                       2006      1.280          1.365           91,702

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.092           48,765
                                                       2006      0.996          1.048           57,178

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.109          1.325               --
                                                       2005      1.070          1.109               --
                                                       2004      0.986          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101            6,817
                                                       2005      1.114          1.115            5,990
                                                       2004      1.044          1.114            5,900
                                                       2003      1.002          1.044            5,270

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           38,557
                                                       2006      1.076          1.095           47,696
                                                       2005      1.071          1.076           42,703
                                                       2004      1.042          1.071           17,777
                                                       2003      1.012          1.042           77,212
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           29,405
                                                       2005      1.773          1.860           29,107
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           63,711
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309           14,744
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175               --
                                                       2005      1.045          1.107               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.017          1.085           31,853

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478            7,577
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           91,391
                                                       2004      1.126          1.230           79,465
                                                       2003      0.986          1.126           42,779
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           16,812
                                                       2004      0.972          1.118               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           19,548
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.022          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      0.983          1.091               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.005          1.108               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      0.984          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.929          2.171           582,844
                                                       2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.663          1.830         1,865,686
                                                       2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.501          1.544         2,446,252
                                                       2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.138          1.194            23,617
                                                       2006      0.997          1.138            22,888
                                                       2005      0.975          0.997            40,547
                                                       2004      0.948          0.975            40,791
                                                       2003      0.798          0.948            48,092
                                                       2002      0.837          0.798                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.114          0.970            59,385
                                                       2006      1.096          1.114            62,792
                                                       2005      1.057          1.096           104,511
                                                       2004      0.969          1.057           104,238
                                                       2003      0.751          0.969            87,565
                                                       2002      0.934          0.751            30,660

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.530          1.758            40,324
                                                       2006      1.402          1.530            49,696
                                                       2005      1.226          1.402           148,325
                                                       2004      1.087          1.226           173,596
                                                       2003      0.865          1.087           167,866
                                                       2002      0.985          0.865            98,257

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.380          1.443                --
                                                       2006      1.238          1.380                --
                                                       2005      1.047          1.238                --
                                                       2004      1.055          1.047                --
                                                       2003      0.862          1.055                --
                                                       2002      0.777          0.862                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.796          2.030           301,233
                                                       2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      0.992          0.853           148,547

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      0.999          0.841           111,997

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.760          3.482            68,164
                                                       2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.747          1.976           628,651
                                                       2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.988          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.135          1.171                --
                                                       2005      1.076          1.135             2,009
                                                       2004      1.015          1.076            11,325
                                                       2003      0.911          1.015            12,720
                                                       2002      0.922          0.911             4,844

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.163          1.387                --
                                                       2006      1.117          1.163                --
                                                       2005      1.015          1.117                --
                                                       2004      0.907          1.015                --
                                                       2003      0.733          0.907                --
                                                       2002      0.772          0.733                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.017          1.212            27,371
                                                       2006      0.962          1.017            27,384
                                                       2005      0.880          0.962            37,943
                                                       2004      0.894          0.880            37,960
                                                       2003      0.623          0.894            36,011
                                                       2002      0.656          0.623                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.095          1.173            10,594
                                                       2006      0.947          1.095            18,390
                                                       2005      0.916          0.947            18,393
                                                       2004      0.894          0.916            18,396
                                                       2003      0.738          0.894            17,668
                                                       2002      0.746          0.738            17,318

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.370          1.317         1,456,630

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.412          1.458           836,599

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.351          1.388           210,413
                                                       2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.588          1.517           981,774

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.448          1.474           538,429
                                                       2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.351          1.348           479,695

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.499          1.616           151,441
                                                       2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004               699
                                                       2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.169          1.216                --
                                                       2006      1.145          1.169            26,832
                                                       2005      1.111          1.145            25,564
                                                       2004      1.128          1.111            25,077
                                                       2003      0.797          1.128            24,323
                                                       2002      0.755          0.797             4,749

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.297          1.341                --
                                                       2006      1.192          1.297               192
                                                       2005      1.107          1.192             5,241
                                                       2004      1.035          1.107             5,464
                                                       2003      0.754          1.035             5,467
                                                       2002      0.776          0.754                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.206          1.258                --
                                                       2006      1.095          1.206             4,227
                                                       2005      1.079          1.095             4,232
                                                       2004      1.016          1.079             4,237
                                                       2003      0.797          1.016             2,931
                                                       2002      0.759          0.797                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.014          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.350          1.403           111,126
                                                       2006      1.423          1.350           132,174

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.388          1.397           126,536
                                                       2006      1.321          1.388           207,211

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           194,032

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.451          1.458           161,302

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.308             1,990
                                                       2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.626          1.579           372,599
                                                       2006      1.480          1.626           401,066

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.300          1.661            44,616
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.101             1,179

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.316          1.378           147,688
                                                       2006      1.260          1.316           155,315

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094           212,282
                                                       2006      1.001          1.074           224,507

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,029,083
                                                       2006      1.002          1.069            22,304

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.380                --
                                                       2006      1.278          1.265                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.945          2.036           149,493

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461            36,023
                                                       2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           309,878
                                                       2006      1.003          1.216           463,464

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           219,812

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.556          1.600            66,482
                                                       2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.206            31,213
                                                       2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           484,443
                                                       2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.854          1.007           239,320
                                                       2006      0.877          0.854           249,302

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.187            30,422

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.006          1.035           396,878
                                                       2006      0.987          1.006           511,478

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.475           296,230
                                                       2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           457,885
                                                       2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.385          1.413         1,631,986
                                                       2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           226,068
                                                       2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           214,780
                                                       2006      0.998          1.066           242,475

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.064          1.089                --
                                                       2006      1.031          1.064               733

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987                --
                                                       2005      0.972          0.980           120,340
                                                       2004      0.982          0.972           320,499
                                                       2003      0.995          0.982           486,707
                                                       2002      0.999          0.995           187,176

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.108          1.323                --
                                                       2005      1.069          1.108             2,792
                                                       2004      0.986          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.156          1.232         3,084,133
                                                       2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.184          1.260                --
                                                       2005      1.204          1.184           159,648
                                                       2004      1.156          1.204           127,245
                                                       2003      0.935          1.156           108,925
                                                       2002      0.974          0.935            26,056

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.304          1.423                --
                                                       2005      1.184          1.304           144,007
                                                       2004      1.038          1.184           142,087
                                                       2003      0.792          1.038           112,878
                                                       2002      0.882          0.792            53,735

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.290          1.321                --
                                                       2005      1.284          1.290           246,383
                                                       2004      1.187          1.284           221,187
                                                       2003      0.990          1.187           218,017
                                                       2002      0.940          0.990            87,108

  Travelers Federated Stock Subaccount (9/02)........  2006      1.091          1.128                --
                                                       2005      1.058          1.091               550
                                                       2004      0.977          1.058               551
                                                       2003      0.781          0.977               553
                                                       2002      0.787          0.781                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.113          1.101                --
                                                       2005      1.118          1.113            72,091
                                                       2004      1.104          1.118            69,611
                                                       2003      1.054          1.104            74,097
                                                       2002      1.014          1.054            20,923

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071               687
                                                       2004      0.984          1.048                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.307          1.250           291,557
                                                       2006      1.149          1.307           318,105
                                                       2005      1.127          1.149           406,718
                                                       2004      0.979          1.127           367,381
                                                       2003      0.764          0.979           277,386
                                                       2002      0.907          0.764            94,785

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.000          1.102             1,803
                                                       2006      0.956          1.000             2,074
                                                       2005      0.904          0.956             2,096
                                                       2004      0.889          0.904             1,002
                                                       2003      0.722          0.889               899
                                                       2002      0.788          0.722                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955          202,396
                                                       2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          395,960
                                                       2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          245,074
                                                       2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.860          2.101           38,451
                                                       2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044           15,261
                                                       2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979          117,193
                                                       2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.988          1.065               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415          102,982

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.409          1.453           26,682

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442            3,571
                                                       2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.510          1.441           74,293

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.252          1.250           12,773

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703           13,190
                                                       2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.028          1.102               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           29,487
                                                       2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.432          1.480               --
                                                       2006      1.316          1.432               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.014          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.306               --
                                                       2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.774          1.722           88,740
                                                       2006      1.615          1.774           60,876

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          2.000           62,425
                                                       2006      1.532          1.565           68,066

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.245          1.100               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052          108,317
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.264          1.379               --
                                                       2006      1.278          1.264               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458           88,542
                                                       2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           22,429
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           34,245

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259               --
                                                       2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.203            7,102
                                                       2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974          101,972
                                                       2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.067          1.099               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362               --
                                                       2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329          165,820
                                                       2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090           18,153
                                                       2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.107          1.321               --
                                                       2005      1.069          1.107               --
                                                       2004      0.986          1.069               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143          337,157
                                                       2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.280          1.323               --
                                                       2005      1.241          1.280               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.364          1.326                --
                                                       2005      1.213          1.364            62,770
                                                       2004      1.144          1.213            58,277
                                                       2003      0.948          1.144             1,664
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.905          2.142           439,042
                                                       2006      1.616          1.905           495,188
                                                       2005      1.448          1.616           482,005
                                                       2004      1.303          1.448           458,220
                                                       2003      0.984          1.303            36,452
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.737          1.910         1,304,098
                                                       2006      1.611          1.737         1,389,254
                                                       2005      1.416          1.611         1,445,146
                                                       2004      1.286          1.416         1,368,378
                                                       2003      0.960          1.286            70,233
                                                       2002      1.000          0.960                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.588          1.633         1,176,762
                                                       2006      1.409          1.588         1,329,383
                                                       2005      1.360          1.409         1,347,106
                                                       2004      1.259          1.360         1,289,883
                                                       2003      0.971          1.259           144,983
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.602          1.583                --
                                                       2005      1.385          1.602             5,975
                                                       2004      1.184          1.385               769
                                                       2003      0.968          1.184                --
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.779          2.309                --
                                                       2005      1.696          1.779            62,620
                                                       2004      1.319          1.696            58,367
                                                       2003      1.005          1.319             4,827
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.379          1.446            20,979
                                                       2006      1.209          1.379            20,372
                                                       2005      1.184          1.209            23,220
                                                       2004      1.151          1.184            22,383
                                                       2003      0.971          1.151             1,366
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.442          1.255            58,801
                                                       2006      1.420          1.442            56,376
                                                       2005      1.371          1.420            96,952
                                                       2004      1.258          1.371            86,140
                                                       2003      0.976          1.258            17,946
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405                --
                                                       2005      1.200          1.294           420,136
                                                       2004      1.073          1.200           361,311
                                                       2003      1.000          1.073                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437                --
                                                       2005      1.198          1.291           276,788
                                                       2004      1.067          1.198           264,527
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.745          2.003           317,455
                                                       2006      1.600          1.745           365,814
                                                       2005      1.401          1.600           416,672
                                                       2004      1.243          1.401           333,461
                                                       2003      0.991          1.243            36,351
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.520          1.588            19,250
                                                       2006      1.365          1.520            21,170
                                                       2005      1.155          1.365            21,772
                                                       2004      1.166          1.155            30,942
                                                       2003      0.953          1.166                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.069          2.335           525,853
                                                       2006      1.881          2.069           541,294
                                                       2005      1.628          1.881           486,945
                                                       2004      1.334          1.628           479,347
                                                       2003      0.986          1.334            43,499
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.453          1.683                --
                                                       2005      1.342          1.453           207,118
                                                       2004      1.218          1.342           176,628
                                                       2003      0.994          1.218            60,706
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.750          3.466            90,964
                                                       2006      2.193          2.750            95,999
                                                       2005      1.759          2.193           106,758
                                                       2004      1.441          1.759            65,328
                                                       2003      1.000          1.441             7,709

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.903          2.150           128,665
                                                       2006      1.601          1.903           101,816
                                                       2005      1.484          1.601           102,005
                                                       2004      1.279          1.484            95,320
                                                       2003      0.989          1.279            18,112
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.528          1.822                --
                                                       2005      1.434          1.528           331,794
                                                       2004      1.263          1.434           286,389
                                                       2003      0.976          1.263            41,590
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077                --
                                                       2005      1.065          1.056            27,143
                                                       2004      0.988          1.065            22,173

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.236          1.274                --
                                                       2005      1.173          1.236            17,180
                                                       2004      1.106          1.173            17,183
                                                       2003      0.994          1.106             2,886
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.562          1.860                --
                                                       2006      1.500          1.562                --
                                                       2005      1.365          1.500                --
                                                       2004      1.221          1.365                --
                                                       2003      0.988          1.221                --
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.536          1.829             4,603
                                                       2006      1.455          1.536                --
                                                       2005      1.332          1.455                --
                                                       2004      1.354          1.332                --
                                                       2003      0.944          1.354                --
                                                       2002      1.000          0.944                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.447          1.549             8,023
                                                       2006      1.254          1.447             8,023
                                                       2005      1.213          1.254             8,023
                                                       2004      1.186          1.213             8,023
                                                       2003      0.980          1.186                --
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.521          1.699                --
                                                       2005      1.495          1.521           184,983
                                                       2004      1.329          1.495           182,013
                                                       2003      1.000          1.329            13,380

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.621          1.557           183,022

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.496          1.543            39,543

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.499          1.540           296,637
                                                       2006      1.331          1.499           331,961
                                                       2005      1.304          1.331           357,933
                                                       2004      1.209          1.304           411,278
                                                       2003      0.967          1.209            48,170
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.690          1.613           120,107

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.619          1.646            75,350
                                                       2006      1.398          1.619           128,372
                                                       2005      1.341          1.398           123,801
                                                       2004      1.241          1.341           114,838
                                                       2003      0.958          1.241             2,898
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.462          1.458            71,746

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.804          1.943            87,800
                                                       2006      1.635          1.804            98,682
                                                       2005      1.592          1.635            92,752
                                                       2004      1.413          1.592            78,737
                                                       2003      0.970          1.413            14,928
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.161          1.260                --
                                                       2006      1.101          1.161                --
                                                       2005      1.078          1.101                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.008          1.000           363,743
                                                       2006      0.989          1.008           362,079
                                                       2005      0.987          0.989           382,852
                                                       2004      0.997          0.987           334,352
                                                       2003      1.000          0.997            18,897

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.630          1.707                --
                                                       2006      1.410          1.630           119,843
                                                       2005      1.385          1.410            81,352
                                                       2004      1.306          1.385            72,942
                                                       2003      0.960          1.306             2,066
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.405          1.461                --
                                                       2006      1.377          1.405            70,596
                                                       2005      1.337          1.377            85,039
                                                       2004      1.359          1.337            71,546
                                                       2003      0.961          1.359               758
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.625          1.680                --
                                                       2006      1.495          1.625           177,602
                                                       2005      1.390          1.495           170,624
                                                       2004      1.302          1.390           138,918
                                                       2003      0.949          1.302            21,834
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.459          1.521                --
                                                       2006      1.326          1.459            10,714
                                                       2005      1.307          1.326            10,347
                                                       2004      1.232          1.307            10,261
                                                       2003      0.967          1.232                --
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.584          1.643                --
                                                       2006      1.380          1.584           290,580
                                                       2005      1.365          1.380           258,906
                                                       2004      1.238          1.365           250,029
                                                       2003      1.000          1.238            18,755

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.771          1.948                --
                                                       2006      1.612          1.771           462,950
                                                       2005      1.522          1.612           602,227
                                                       2004      1.253          1.522           558,676
                                                       2003      1.000          1.253            30,096

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.090          1.123                --
                                                       2005      1.073          1.090             4,902
                                                       2004      1.014          1.073             3,029

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.659          1.722            71,298
                                                       2006      1.749          1.659            74,437

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.401          1.409           196,602
                                                       2006      1.334          1.401           174,588

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.605          1.680                --
                                                       2006      1.521          1.605           126,210

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.666          1.672           125,824

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.304            11,346
                                                       2006      1.267          1.346             9,788

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.926          1.869           116,538
                                                       2006      1.755          1.926           153,187

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.617          2.064             5,734
                                                       2006      1.583          1.617             5,702

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.244          1.098                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.183          1.231             4,902
                                                       2006      1.123          1.183             4,902

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.396          1.460           180,939
                                                       2006      1.337          1.396           181,502

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093           563,901
                                                       2006      1.001          1.074           292,920

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           762,611
                                                       2006      1.002          1.068            13,471

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.420          1.555            42,547
                                                       2006      1.443          1.420            46,456

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.263          1.377            26,563
                                                       2006      1.277          1.263            12,733

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.099          2.196            71,071

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.382          1.455           208,553
                                                       2006      1.255          1.382           193,097

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           137,757
                                                       2006      1.003          1.216           127,500

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.119          1.181           231,375

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.550          1.593             7,820
                                                       2006      1.447          1.550             7,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.258                --
                                                       2006      1.089          1.142                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.151          1.201            90,084
                                                       2006      1.115          1.151            87,887

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.973           923,271
                                                       2006      1.003          1.025           638,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.512          1.782            63,987
                                                       2006      1.554          1.512            71,483

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.105          1.137           293,918

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.007          1.035           467,937
                                                       2006      0.988          1.007           394,101

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.359          1.382            48,761
                                                       2006      1.345          1.359            50,523

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.450          1.477           151,550
                                                       2006      1.419          1.450           161,893

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073            28,996
                                                       2006      1.001          1.039            28,996

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072                --
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073           304,428
                                                       2006      1.002          1.051           203,900

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073                --
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.356          1.383         1,351,673
                                                       2006      1.274          1.356         1,422,795

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.089         1,016,646
                                                       2006      0.996          1.047         1,028,643

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137            30,903
                                                       2006      0.998          1.065            77,405

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.140          1.182                --
                                                       2006      1.077          1.140            27,408

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.061          1.085             9,729
                                                       2006      1.029          1.061             9,729

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.981          0.988                --
                                                       2005      0.975          0.981           360,703
                                                       2004      0.986          0.975           347,315
                                                       2003      0.999          0.986           477,541
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.106          1.320                --
                                                       2005      1.068          1.106                 1
                                                       2004      0.986          1.068             2,019

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.095          1.114                --
                                                       2006      1.110          1.095           231,665
                                                       2005      1.111          1.110           225,093
                                                       2004      1.043          1.111           159,740
                                                       2003      1.000          1.043             6,497

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.088          1.158           460,467
                                                       2006      1.071          1.088           555,591
                                                       2005      1.068          1.071           574,292
                                                       2004      1.040          1.068           536,319
                                                       2003      1.012          1.040            52,717
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.953          2.110                --
                                                       2006      1.562          1.953            73,804
                                                       2005      1.422          1.562            75,118
                                                       2004      1.251          1.422            64,572
                                                       2003      0.994          1.251                --
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.125          2.266                --
                                                       2006      1.851          2.125           160,645
                                                       2005      1.767          1.851           175,716
                                                       2004      1.431          1.767           162,126
                                                       2003      0.977          1.431            11,692
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.357          1.443                --
                                                       2005      1.275          1.357            46,791
                                                       2004      1.224          1.275            41,960
                                                       2003      0.967          1.224            11,023
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.257          1.337                --
                                                       2005      1.280          1.257           192,791
                                                       2004      1.230          1.280           166,519
                                                       2003      0.995          1.230             5,021
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.604          1.749                --
                                                       2005      1.458          1.604            74,762
                                                       2004      1.279          1.458            77,710
                                                       2003      0.977          1.279            17,863
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.353          1.419                --
                                                       2005      1.323          1.353           175,114
                                                       2004      1.230          1.323           183,922
                                                       2003      0.958          1.230                --
                                                       2002      1.000          0.958                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.304          1.334                --
                                                       2005      1.299          1.304           212,505
                                                       2004      1.202          1.299           199,105
                                                       2003      1.003          1.202            44,036
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.362          1.408                --
                                                       2005      1.321          1.362            23,288
                                                       2004      1.221          1.321             5,911
                                                       2003      0.978          1.221                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.308          1.345                --
                                                       2005      1.230          1.308            26,320
                                                       2004      1.179          1.230            21,855
                                                       2003      0.967          1.179             2,446
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174                --
                                                       2005      1.045          1.106                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019                --
                                                       2005      1.000          1.017            28,480

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087                --
                                                       2005      1.000          1.051           161,755

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129                --
                                                       2005      1.017          1.084                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046                --
                                                       2005      1.011          1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.435          1.521                --
                                                       2005      1.309          1.435           128,179
                                                       2004      1.154          1.309           123,977
                                                       2003      0.973          1.154             6,398
                                                       2002      1.000          0.973                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.472          1.554                --
                                                       2005      1.459          1.472           107,840
                                                       2004      1.306          1.459            74,203
                                                       2003      0.974          1.306             6,590
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.236          1.274                --
                                                       2005      1.226          1.236         1,399,762
                                                       2004      1.124          1.226         1,265,778
                                                       2003      0.986          1.124           129,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.255                --
                                                       2005      1.117          1.163            98,144
                                                       2004      0.972          1.117            15,762

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.530          1.755                --
                                                       2005      1.428          1.530           155,122
                                                       2004      1.260          1.428           158,573
                                                       2003      1.001          1.260             8,954
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.366          1.447                --
                                                       2005      1.317          1.366             8,038
                                                       2004      1.211          1.317             7,877
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089                --
                                                       2005      1.000          1.036                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115                --
                                                       2005      1.090          1.106            63,092
                                                       2004      0.982          1.090            52,796

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.068          1.056                --
                                                       2005      1.073          1.068           151,142
                                                       2004      1.062          1.073           131,231
                                                       2003      1.014          1.062            22,079
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.355          1.411                --
                                                       2005      1.357          1.355            22,596
                                                       2004      1.258          1.357            22,596
                                                       2003      0.969          1.258            18,537
                                                       2002      1.000          0.969                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277                --
                                                       2005      1.000          1.111             5,892

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267                --
                                                       2005      1.005          1.107             5,163

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029                --
                                                       2005      1.047          1.069             9,729
                                                       2004      0.984          1.047             9,729

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.659          1.586           404,162
                                                       2006      1.461          1.659           416,972
                                                       2005      1.433          1.461           428,536
                                                       2004      1.247          1.433           405,923
                                                       2003      0.974          1.247             6,856
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.332          1.466             2,149
                                                       2006      1.275          1.332             2,149
                                                       2005      1.207          1.275             2,149
                                                       2004      1.188          1.207             2,149
                                                       2003      0.966          1.188                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.733          1.946            9,506
                                                       2006      1.471          1.733            9,509
                                                       2005      1.318          1.471            8,186
                                                       2004      1.187          1.318               --
                                                       2003      1.000          1.187               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.549          1.702          172,812
                                                       2006      1.437          1.549          189,493
                                                       2005      1.264          1.437          183,683
                                                       2004      1.148          1.264          175,438
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.444          1.484           88,827
                                                       2006      1.281          1.444           88,830
                                                       2005      1.238          1.281           84,261
                                                       2004      1.146          1.238           65,067
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.329          1.393               --
                                                       2006      1.166          1.329               --
                                                       2005      1.142          1.166               --
                                                       2004      1.112          1.142               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.314          1.143               --
                                                       2006      1.294          1.314               --
                                                       2005      1.250          1.294               --
                                                       2004      1.148          1.250               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      0.996          1.073               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290           89,553
                                                       2004      1.067          1.197           89,553
                                                       2003      1.016          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.598          1.834               --
                                                       2006      1.466          1.598               --
                                                       2005      1.285          1.466               --
                                                       2004      1.140          1.285               --
                                                       2003      1.000          1.140               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.439          1.502               --
                                                       2006      1.292          1.439               --
                                                       2005      1.095          1.292               --
                                                       2004      1.105          1.095               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331            7,100
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            2,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.745          1.970          110,277
                                                       2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076               --
                                                       2005      1.064          1.055               --
                                                       2004      0.988          1.064               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.201          1.238               --
                                                       2005      1.140          1.201               --
                                                       2004      1.076          1.140               --
                                                       2003      1.000          1.076               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.426          1.697               --
                                                       2006      1.371          1.426               --
                                                       2005      1.247          1.371               --
                                                       2004      1.116          1.247               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.358          1.616               --
                                                       2006      1.287          1.358               --
                                                       2005      1.179          1.287               --
                                                       2004      1.199          1.179               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.390          1.487               --
                                                       2006      1.205          1.390               --
                                                       2005      1.167          1.205               --
                                                       2004      1.141          1.167               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.467          1.409           42,528

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.404          1.447           51,204

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.504          1.435           94,206

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.492          1.517               --
                                                       2006      1.290          1.492               --
                                                       2005      1.238          1.290               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.248          1.244            3,583

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.576          1.695               --
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.159          1.257               --
                                                       2006      1.100          1.159               --
                                                       2005      1.027          1.100               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998               --
                                                       2006      0.988          1.006               --
                                                       2005      0.987          0.988               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261               --
                                                       2004      1.169          1.239               --
                                                       2003      1.000          1.169               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.199          1.247               --
                                                       2006      1.176          1.199               --
                                                       2005      1.142          1.176               --
                                                       2004      1.162          1.142               --
                                                       2003      1.000          1.162               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.427          1.474               --
                                                       2006      1.313          1.427               --
                                                       2005      1.221          1.313               --
                                                       2004      1.144          1.221               --
                                                       2003      1.000          1.144               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.329          1.386               --
                                                       2006      1.209          1.329               --
                                                       2005      1.192          1.209               --
                                                       2004      1.124          1.192               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          114,321
                                                       2005      1.256          1.269          114,321
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           49,264
                                                       2005      1.402          1.484           45,463
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.013          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.518          1.574               --
                                                       2006      1.600          1.518               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.269          1.276               --
                                                       2006      1.209          1.269               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.570          1.575               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            1,466

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.560          1.991               --
                                                       2006      1.528          1.560               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.243          1.097               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.181          1.228               --
                                                       2006      1.122          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.250          1.306               --
                                                       2006      1.198          1.250               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           75,246
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.977          2.067               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.120          1.181               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.199               --
                                                       2006      1.114          1.149               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972          110,382
                                                       2006      1.003          1.025          129,605

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.063          1.094               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.299          1.323               --
                                                       2006      1.220          1.299               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180               --
                                                       2006      1.076          1.139               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.060          1.083               --
                                                       2006      1.028          1.060               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.105          1.318               --
                                                       2005      1.068          1.105               --
                                                       2004      0.986          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096               --
                                                       2005      1.114          1.112               --
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.070          1.138            3,334
                                                       2006      1.053          1.070            4,670
                                                       2005      1.051          1.053            5,007
                                                       2004      1.024          1.051            2,322
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.126          1.198               --
                                                       2005      1.147          1.126               --
                                                       2004      1.103          1.147               --
                                                       2003      1.000          1.103               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.468          1.600               --
                                                       2005      1.335          1.468               --
                                                       2004      1.172          1.335               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.181          1.209               --
                                                       2005      1.177          1.181               --
                                                       2004      1.090          1.177               --
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.276          1.319               --
                                                       2005      1.239          1.276               --
                                                       2004      1.146          1.239               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.017          1.084               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046               --
                                                       2005      1.011          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184               --
                                                       2004      1.078          1.176               --
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      0.972          1.116               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105               --
                                                       2004      0.982          1.090               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.028          1.017               --
                                                       2005      1.034          1.028               --
                                                       2004      1.024          1.034               --
                                                       2003      1.000          1.024               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.005          1.107               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028               --
                                                       2005      1.047          1.068               --
                                                       2004      0.984          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.508          1.441               --
                                                       2006      1.329          1.508               --
                                                       2005      1.304          1.329               --
                                                       2004      1.136          1.304               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.267          1.394               --
                                                       2006      1.213          1.267               --
                                                       2005      1.150          1.213               --
                                                       2004      1.132          1.150               --
                                                       2003      1.000          1.132               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.898          2.131          5,003,635
                                                       2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.730          1.901         13,986,809
                                                       2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.582          1.625         15,335,981
                                                       2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.373          1.438            145,604
                                                       2006      1.206          1.373            236,722
                                                       2005      1.181          1.206            238,225
                                                       2004      1.150          1.181            213,398
                                                       2003      0.971          1.150            136,435
                                                       2002      1.000          0.971                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.437          1.249            141,414
                                                       2006      1.416          1.437            189,330
                                                       2005      1.369          1.416            271,418
                                                       2004      1.257          1.369            286,185
                                                       2003      0.976          1.257            230,557
                                                       2002      1.000          0.976                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.738          1.993            913,450
                                                       2006      1.595          1.738          1,129,737
                                                       2005      1.398          1.595          1,074,568
                                                       2004      1.242          1.398            914,280
                                                       2003      0.991          1.242            597,035
                                                       2002      1.000          0.991                 --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.514          1.580             35,856
                                                       2006      1.361          1.514             65,581
                                                       2005      1.153          1.361            100,320
                                                       2004      1.164          1.153             25,701
                                                       2003      0.953          1.164             24,304
                                                       2002      1.000          0.953                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.061          2.324          2,416,516
                                                       2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.740          3.450            827,068
                                                       2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.895          2.139          2,694,952
                                                       2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.054          1.075                 --
                                                       2005      1.064          1.054             42,050
                                                       2004      0.988          1.064             12,906

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.232          1.270                 --
                                                       2005      1.170          1.232            891,629
                                                       2004      1.105          1.170            876,533
                                                       2003      0.994          1.105            675,884
                                                       2002      1.000          0.994                 --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.555          1.850              9,040
                                                       2006      1.496          1.555             23,329
                                                       2005      1.362          1.496             28,557
                                                       2004      1.219          1.362             30,040
                                                       2003      0.988          1.219             34,672
                                                       2002      1.000          0.988                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.529          1.819             24,735
                                                       2006      1.450          1.529             32,153
                                                       2005      1.330          1.450             39,928
                                                       2004      1.352          1.330             40,404
                                                       2003      0.944          1.352             31,662
                                                       2002      1.000          0.944                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.441          1.541             57,507
                                                       2006      1.250          1.441             81,883
                                                       2005      1.211          1.250            130,363
                                                       2004      1.185          1.211            127,226
                                                       2003      0.980          1.185            190,179
                                                       2002      1.000          0.980                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.614          1.549          7,883,916

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.490          1.535          3,101,689

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.493          1.532          2,327,074
                                                       2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.683          1.605          5,380,875

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.612          1.637            896,840
                                                       2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.455          1.451          3,430,766

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.797          1.933          1,145,958
                                                       2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.158          1.255                 --
                                                       2006      1.099          1.158                 --
                                                       2005      1.077          1.099                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            959,650
                                                       2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.399          1.454                 --
                                                       2006      1.373          1.399             59,877
                                                       2005      1.334          1.373             65,743
                                                       2004      1.358          1.334             71,782
                                                       2003      0.961          1.358             45,068
                                                       2002      1.000          0.961                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.619          1.672                 --
                                                       2006      1.491          1.619            161,416
                                                       2005      1.387          1.491            267,952
                                                       2004      1.300          1.387            271,976
                                                       2003      0.949          1.300            214,408
                                                       2002      1.000          0.949                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.453          1.514                 --
                                                       2006      1.322          1.453             14,423
                                                       2005      1.304          1.322             34,816
                                                       2004      1.231          1.304             34,097
                                                       2003      0.967          1.231             33,306
                                                       2002      1.000          0.967                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.089          1.121                 --
                                                       2005      1.072          1.089             80,473
                                                       2004      1.013          1.072             10,160

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.652          1.713            135,406
                                                       2006      1.743          1.652            171,686

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.395          1.402            422,649
                                                       2006      1.330          1.395            462,119

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            283,349

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.659          1.664            228,956

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.301            113,043
                                                       2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.919          1.860          1,738,646
                                                       2006      1.749          1.919          1,801,813

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.610          2.054            193,495
                                                       2006      1.577          1.610            104,121

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.242          1.095             93,880

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.179          1.226             33,664
                                                       2006      1.121          1.179                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.391          1.453            785,209
                                                       2006      1.333          1.391            968,182

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.091          1,880,018
                                                       2006      1.001          1.073            858,794

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          4,672,125
                                                       2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.414          1.548            261,032
                                                       2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.373             12,513
                                                       2006      1.276          1.261              5,594

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.090          2.185            506,932

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450            658,462
                                                       2006      1.252          1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012          1,015,772
                                                       2006      1.003          1.215          1,398,702

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.115          1.175          2,868,065

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.544          1.585            270,022
                                                       2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.197            902,469
                                                       2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971          3,155,306
                                                       2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.506          1.773            405,182
                                                       2006      1.549          1.506            542,114

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.131            866,928

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.003          1.030            971,783
                                                       2006      0.985          1.003            619,409

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.353          1.375            717,767
                                                       2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.445          1.470          1,919,842
                                                       2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066            297,273
                                                       2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            863,890
                                                       2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070             81,491
                                                       2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071          2,539,014
                                                       2006      1.002          1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          1,908,353
                                                       2006      1.002          1.055          1,022,330

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.351          1.376          9,298,266
                                                       2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087          1,900,882
                                                       2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            616,558
                                                       2006      0.998          1.064            762,350

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.137          1.178                 --
                                                       2006      1.075          1.137             81,829

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.058          1.081             14,104
                                                       2006      1.027          1.058             14,106

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            511,337
                                                       2004      0.985          0.973            508,529
                                                       2003      0.999          0.985            536,126
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.104          1.317                 --
                                                       2005      1.068          1.104                 --
                                                       2004      0.985          1.068                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.084          1.152         10,762,990
                                                       2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.253          1.333                 --
                                                       2005      1.277          1.253          1,162,266
                                                       2004      1.229          1.277          1,178,613
                                                       2003      0.995          1.229            509,953
                                                       2002      1.000          0.995                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.599          1.743                 --
                                                       2005      1.455          1.599            194,384
                                                       2004      1.278          1.455            189,558
                                                       2003      0.977          1.278            155,088
                                                       2002      1.000          0.977                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.300          1.330                 --
                                                       2005      1.296          1.300            665,216
                                                       2004      1.201          1.296            613,457
                                                       2003      1.003          1.201            390,190
                                                       2002      1.000          1.003                 --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.358          1.403                 --
                                                       2005      1.318          1.358             46,011
                                                       2004      1.220          1.318             42,623
                                                       2003      0.978          1.220             12,504
                                                       2002      1.000          0.978                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.064          1.052                 --
                                                       2005      1.071          1.064            798,681
                                                       2004      1.061          1.071            831,527
                                                       2003      1.014          1.061            399,571
                                                       2002      1.000          1.014                 --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.027                 --
                                                       2005      1.046          1.068              8,428
                                                       2004      0.984          1.046                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.652          1.578            955,497
                                                       2006      1.456          1.652          1,229,886
                                                       2005      1.431          1.456          1,584,482
                                                       2004      1.246          1.431          1,602,089
                                                       2003      0.974          1.246            914,064
                                                       2002      1.000          0.974                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.327          1.459             22,200
                                                       2006      1.271          1.327             30,854
                                                       2005      1.205          1.271             38,060
                                                       2004      1.187          1.205             28,691
                                                       2003      0.966          1.187             13,154
                                                       2002      1.000          0.966                 --

             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.231          1.351           12,265
                                                       2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.145          1.199               --
                                                       2006      1.006          1.145               --
                                                       2005      1.000          1.006               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.072          0.932               --
                                                       2006      1.057          1.072               --
                                                       2005      1.000          1.057               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.231          1.411           11,767
                                                       2006      1.130          1.231           12,991
                                                       2005      1.000          1.130           12,773

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.308          1.364               --
                                                       2006      1.176          1.308               --
                                                       2005      1.000          1.176               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.271          1.434           52,322
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      0.986          1.006               --
                                                       2005      1.000          0.986               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.058          1.090               --
                                                       2005      1.000          1.058               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.174          1.396               --
                                                       2006      1.130          1.174               --
                                                       2005      1.000          1.130               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.182          1.406               --
                                                       2006      1.122          1.182               --
                                                       2005      1.000          1.122               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.198          1.280               --
                                                       2006      1.039          1.198               --
                                                       2005      1.000          1.039               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.216          1.167               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.168          1.204               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.173           50,638

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.113          1.109               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.098          1.189               --
                                                       2006      1.043          1.098               --
                                                       2005      0.974          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.073          1.116               --
                                                       2006      1.054          1.073               --
                                                       2005      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.182          1.221               --
                                                       2006      1.089          1.182               --
                                                       2005      1.000          1.089               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.127          1.175               --
                                                       2006      1.026          1.127               --
                                                       2005      1.000          1.026               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.017          1.046               --
                                                       2005      1.000          1.017               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.128          1.169               --
                                                       2006      1.190          1.128               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.070          1.075               --
                                                       2006      1.020          1.070               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.261          1.264               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.240          1.094               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.101          1.144               --
                                                       2006      1.046          1.101               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.105          1.154               --
                                                       2006      1.060          1.105               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.469          1.535               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      0.995          1.048               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.050               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.064          1.102               --
                                                       2006      1.006          1.064               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.987          1.008               --
                                                       2006      0.959          0.987               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.040          1.240               --
                                                       2005      1.000          1.040               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.012          1.076               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      0.996          1.060               --
                                                       2005      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.093          1.190               --
                                                       2005      1.000          1.093               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      0.997          1.020               --
                                                       2005      1.000          0.997               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.029          1.063               --
                                                       2005      1.000          1.029               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Quality Bond Subaccount (6/02)...........  2006      0.989          0.978               --
                                                       2005      1.000          0.989               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      0.997          0.959               --
                                                       2005      1.000          0.997               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.166          1.113            9,943
                                                       2006      1.028          1.166            9,140
                                                       2005      1.000          1.028            9,354

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.117          1.228               --
                                                       2006      1.071          1.117               --
                                                       2005      1.000          1.071               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.724          1.933          288,274
                                                       2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.541          1.691          598,110
                                                       2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.437          1.474          682,992
                                                       2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.322          1.384               --
                                                       2006      1.162          1.322               --
                                                       2005      1.140          1.162               --
                                                       2004      1.111          1.140               --
                                                       2003      1.000          1.111               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.307          1.135               --
                                                       2006      1.289          1.307               --
                                                       2005      1.247          1.289               --
                                                       2004      1.147          1.247               --
                                                       2003      1.000          1.147               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.590          1.821           14,709
                                                       2006      1.461          1.590           14,635
                                                       2005      1.282          1.461           15,192
                                                       2004      1.140          1.282            6,475
                                                       2003      1.000          1.140               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.432          1.492               --
                                                       2006      1.288          1.432               --
                                                       2005      1.092          1.288               --
                                                       2004      1.104          1.092               --
                                                       2003      1.000          1.104               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.844          2.078           41,849
                                                       2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.393          3.010           49,926
                                                       2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.736          1.957          217,252
                                                       2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073               --
                                                       2005      1.063          1.052            1,653
                                                       2004      0.988          1.063               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.196          1.233               --
                                                       2005      1.138          1.196               --
                                                       2004      1.075          1.138               --
                                                       2003      1.000          1.075               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.419          1.686               --
                                                       2006      1.366          1.419               --
                                                       2005      1.245          1.366               --
                                                       2004      1.116          1.245               --
                                                       2003      1.000          1.116               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.351          1.605               --
                                                       2006      1.282          1.351               --
                                                       2005      1.177          1.282               --
                                                       2004      1.198          1.177               --
                                                       2003      1.000          1.198               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.383          1.477               --
                                                       2006      1.201          1.383               --
                                                       2005      1.164          1.201               --
                                                       2004      1.140          1.164               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.459          1.400          454,778

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.396          1.438          304,880

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.392          1.426               --
                                                       2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.425           16,977

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.485          1.507          128,849
                                                       2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.241          1.236           74,046

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.568          1.684            6,306
                                                       2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.155          1.251               --
                                                       2006      1.098          1.155               --
                                                       2005      1.076          1.098               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.001          0.991           40,090
                                                       2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517               --
                                                       2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.193          1.240               --
                                                       2006      1.172          1.193               --
                                                       2005      1.140          1.172               --
                                                       2004      1.161          1.140               --
                                                       2003      1.000          1.161               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.419          1.466               --
                                                       2006      1.308          1.419            7,719
                                                       2005      1.219          1.308            7,740
                                                       2004      1.144          1.219               --
                                                       2003      1.000          1.144               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.322          1.378               --
                                                       2006      1.204          1.322               --
                                                       2005      1.190          1.204               --
                                                       2004      1.124          1.190               --
                                                       2003      1.000          1.124               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501               --
                                                       2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783               --
                                                       2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.087          1.119               --
                                                       2005      1.071          1.087               --
                                                       2004      1.013          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.510          1.564               --
                                                       2006      1.594          1.510               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.262          1.267            8,129
                                                       2006      1.204          1.262            6,383

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574               --
                                                       2006      1.428          1.505               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.561          1.565               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.298           24,743
                                                       2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.759          1.703            4,905
                                                       2006      1.604          1.759           12,575

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.552          1.978           50,537
                                                       2006      1.522          1.552           44,328

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.239          1.092           28,876

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.176          1.222               --
                                                       2006      1.119          1.176               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.244          1.298            1,331
                                                       2006      1.193          1.244            1,329

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.089           21,699
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048          198,530
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.310          1.432               --
                                                       2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.259          1.370            8,481
                                                       2006      1.275          1.259            8,483

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.966          2.054               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.374          1.445           42,730
                                                       2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010           28,453
                                                       2006      1.003          1.214           43,448

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.114          1.174           66,024

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.433          1.469               --
                                                       2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253               --
                                                       2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.192          223,961
                                                       2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970          230,578
                                                       2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.301          1.530           34,522
                                                       2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.058          1.087            4,756

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.009          1.035           14,884
                                                       2006      0.991          1.009               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.285          1.305            3,406
                                                       2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.326          1.348           23,216
                                                       2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064           14,451
                                                       2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069           48,407
                                                       2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069           95,797
                                                       2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          105,914
                                                       2006      1.002          1.054          105,935

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.292          1.315          204,335
                                                       2006      1.215          1.292          374,296

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085           81,028
                                                       2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.134          1.175               --
                                                       2006      1.073          1.134            1,742

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.055          1.077               --
                                                       2006      1.025          1.055               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.102          1.313               --
                                                       2005      1.067          1.102               --
                                                       2004      0.985          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109               --
                                                       2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.064          1.130          624,178
                                                       2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976               --
                                                       2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943               --
                                                       2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.122          1.193               --
                                                       2005      1.144          1.122            1,385
                                                       2004      1.102          1.144              225
                                                       2003      1.000          1.102               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.463          1.594               --
                                                       2005      1.332          1.463               --
                                                       2004      1.171          1.332               --
                                                       2003      1.000          1.171               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.177          1.204               --
                                                       2005      1.175          1.177            6,331
                                                       2004      1.090          1.175              219
                                                       2003      1.000          1.090               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.272          1.314               --
                                                       2005      1.236          1.272               --
                                                       2004      1.145          1.236               --
                                                       2003      1.000          1.145               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025            4,580
                                                       2004      1.023          1.032              743
                                                       2003      1.000          1.023               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025               --
                                                       2005      1.046          1.066               --
                                                       2004      0.984          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.501          1.431           18,500
                                                       2006      1.324          1.501           18,310
                                                       2005      1.302          1.324           18,512
                                                       2004      1.135          1.302               --
                                                       2003      1.000          1.135               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.261          1.385               --
                                                       2006      1.209          1.261               --
                                                       2005      1.147          1.209               --
                                                       2004      1.131          1.147               --
                                                       2003      1.000          1.131               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.882          2.109           693,439
                                                       2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.717          1.882         2,081,213
                                                       2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.569          1.608         1,950,156
                                                       2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.362          1.424            15,100
                                                       2006      1.198          1.362            23,346
                                                       2005      1.177          1.198            23,701
                                                       2004      1.148          1.177            23,236
                                                       2003      0.971          1.148             2,694
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.425          1.237             1,983
                                                       2006      1.407          1.425             3,291
                                                       2005      1.363          1.407             4,907
                                                       2004      1.254          1.363             4,447
                                                       2003      0.976          1.254             3,495
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.724          1.973            60,815
                                                       2006      1.585          1.724            52,472
                                                       2005      1.393          1.585            73,312
                                                       2004      1.239          1.393            56,482
                                                       2003      0.991          1.239            17,573
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.502          1.564             8,502
                                                       2006      1.352          1.502             8,502
                                                       2005      1.148          1.352                --
                                                       2004      1.162          1.148                --
                                                       2003      0.953          1.162                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.044          2.300           467,181
                                                       2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.720          3.418           107,297
                                                       2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.880          2.117           475,985
                                                       2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.071                --
                                                       2005      1.062          1.050                --
                                                       2004      0.988          1.062            27,383

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.225          1.261                --
                                                       2005      1.166          1.225                --
                                                       2004      1.103          1.166             7,190
                                                       2003      0.994          1.103            27,518
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.543          1.832             1,900
                                                       2006      1.487          1.543             1,902
                                                       2005      1.356          1.487             2,629
                                                       2004      1.217          1.356             2,698
                                                       2003      0.988          1.217             2,687
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.517          1.801                --
                                                       2006      1.442          1.517                --
                                                       2005      1.324          1.442               792
                                                       2004      1.350          1.324               795
                                                       2003      0.944          1.350               664
                                                       2002      1.000          0.944                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.430          1.526            15,969
                                                       2006      1.242          1.430            20,377
                                                       2005      1.206          1.242            29,219
                                                       2004      1.182          1.206            28,719
                                                       2003      0.980          1.182            27,591
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.600          1.534           479,555

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.477          1.520           397,618

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.481          1.517            42,121
                                                       2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.588           444,372

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.599          1.621           160,562
                                                       2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.443          1.436           118,961

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.783          1.913            82,049
                                                       2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.152          1.246                --
                                                       2006      1.096          1.152                --
                                                       2005      1.076          1.096                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.998          0.987           200,070
                                                       2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.388          1.442                --
                                                       2006      1.364          1.388             2,156
                                                       2005      1.329          1.364             1,994
                                                       2004      1.355          1.329             1,937
                                                       2003      0.961          1.355             1,697
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.606          1.658                --
                                                       2006      1.481          1.606            28,822
                                                       2005      1.381          1.481            27,139
                                                       2004      1.298          1.381            21,740
                                                       2003      0.949          1.298             1,981
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.441          1.501                --
                                                       2006      1.314          1.441             1,236
                                                       2005      1.299          1.314             1,238
                                                       2004      1.228          1.299             1,241
                                                       2003      0.967          1.228               211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.085          1.116                --
                                                       2005      1.071          1.085                --
                                                       2004      1.013          1.071                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.639          1.696            13,048
                                                       2006      1.731          1.639            15,526

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.384          1.388            49,802
                                                       2006      1.321          1.384            50,094

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            60,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.644          1.647            38,942

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.339          1.294            48,721
                                                       2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.841           165,294
                                                       2006      1.737          1.903           152,141

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.597          2.033            64,312
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.237          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.173          1.217                --
                                                       2006      1.116          1.173                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.380          1.438            47,771
                                                       2006      1.324          1.380            50,685

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.072          1.087           539,239
                                                       2006      1.001          1.072           163,987

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.046           595,006
                                                       2006      1.002          1.066                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.403          1.532            17,047
                                                       2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.366            38,130
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.072          2.163            78,241

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.371          1.440            93,294
                                                       2006      1.248          1.371           103,063

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.009           145,905
                                                       2006      1.003          1.213           172,182

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.106          1.164           188,749

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.571            23,063
                                                       2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.188           131,429
                                                       2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.968           570,479
                                                       2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.494          1.755            34,772
                                                       2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.090          1.120            80,343

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.995          1.020           294,249
                                                       2006      0.978          0.995           290,105

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.433          1.455           161,403
                                                       2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.340          1.362           673,831
                                                       2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084           475,635
                                                       2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.131          1.171                --
                                                       2006      1.071          1.131                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.053          1.073            35,450
                                                       2006      1.023          1.053            35,601

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978                --
                                                       2005      0.969          0.973           234,472
                                                       2004      0.983          0.969           132,347
                                                       2003      0.999          0.983            11,760
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.100          1.310                --
                                                       2005      1.066          1.100                --
                                                       2004      0.985          1.066                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.141         1,364,338
                                                       2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.246          1.324                --
                                                       2005      1.272          1.246           153,672
                                                       2004      1.226          1.272           149,871
                                                       2003      0.995          1.226            11,156
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.589          1.731                --
                                                       2005      1.449          1.589            61,319
                                                       2004      1.275          1.449            63,067
                                                       2003      0.977          1.275            55,380
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.292          1.321                --
                                                       2005      1.291          1.292            79,508
                                                       2004      1.198          1.291            79,142
                                                       2003      1.003          1.198            22,819
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.350          1.394                --
                                                       2005      1.313          1.350             2,412
                                                       2004      1.217          1.313               981
                                                       2003      0.977          1.217                --
                                                       2002      1.000          0.977                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.058          1.045                --
                                                       2005      1.067          1.058            79,108
                                                       2004      1.058          1.067            79,085
                                                       2003      1.014          1.058            13,167
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.064          1.023                --
                                                       2005      1.045          1.064            35,764
                                                       2004      0.984          1.045            17,656

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.639          1.562            62,380
                                                       2006      1.447          1.639            93,862
                                                       2005      1.425          1.447           193,397
                                                       2004      1.243          1.425           201,061
                                                       2003      0.974          1.243           235,475
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.316          1.444                --
                                                       2006      1.263          1.316                --
                                                       2005      1.200          1.263                --
                                                       2004      1.185          1.200                --
                                                       2003      0.966          1.185                --
                                                       2002      1.000          0.966                --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.454          1.628               --
                                                       2006      1.238          1.454               --
                                                       2005      1.112          1.238               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.322          1.448          136,847
                                                       2006      1.230          1.322          143,380
                                                       2005      1.085          1.230           72,101
                                                       2004      1.000          1.085               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.234          1.264          148,226
                                                       2006      1.098          1.234          145,480
                                                       2005      1.064          1.098           77,655
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.182          1.235               --
                                                       2006      1.040          1.182               --
                                                       2005      1.022          1.040               --
                                                       2004      1.000          1.022               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.141          0.990               --
                                                       2006      1.128          1.141               --
                                                       2005      1.093          1.128               --
                                                       2004      1.000          1.093               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.368          1.565               --
                                                       2006      1.259          1.368               --
                                                       2005      1.106          1.259               --
                                                       2004      1.000          1.106               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.358          1.413               --
                                                       2006      1.223          1.358               --
                                                       2005      1.039          1.223               --
                                                       2004      1.000          1.039               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.547          1.741               --
                                                       2006      1.411          1.547               --
                                                       2005      1.226          1.411               --
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.957          2.458               --
                                                       2006      1.567          1.957               --
                                                       2005      1.260          1.567               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.470          1.655               --
                                                       2006      1.241          1.470               --
                                                       2005      1.155          1.241               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.062          1.083               --
                                                       2005      1.075          1.062               --
                                                       2004      1.000          1.075               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.121          1.154               --
                                                       2005      1.067          1.121               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.179          1.400               --
                                                       2006      1.137          1.179               --
                                                       2005      1.038          1.137               --
                                                       2004      1.000          1.038               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.203          1.428               --
                                                       2006      1.144          1.203               --
                                                       2005      1.052          1.144               --
                                                       2004      1.000          1.052               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.286          1.372               --
                                                       2006      1.118          1.286               --
                                                       2005      1.086          1.118               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.271          1.218               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.236          1.271               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.069          1.064               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.149          1.243               --
                                                       2006      1.094          1.149               --
                                                       2005      1.024          1.094               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.033          1.073               --
                                                       2006      1.016          1.033               --
                                                       2005      0.990          1.016               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.180          1.229               --
                                                       2006      1.076          1.180               --
                                                       2005      1.064          1.076               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266               --
                                                       2005      1.099          1.106               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340            5,277
                                                       2005      1.160          1.224            1,955
                                                       2004      1.000          1.160               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.084          1.116               --
                                                       2005      1.071          1.084               --
                                                       2004      1.013          1.071               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.264          1.307               --
                                                       2006      1.335          1.264               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.154          1.157               --
                                                       2006      1.102          1.154               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.418          1.420               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.292               --
                                                       2006      1.263          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.236          1.088               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.172          1.215               --
                                                       2006      1.116          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.129          1.176               --
                                                       2006      1.083          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.086               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.045            6,641
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.165          1.272               --
                                                       2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.695          1.769               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.452               --
                                                       2006      1.259          1.383               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.065          1.121               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.203               --
                                                       2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.967               --
                                                       2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.081               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.044          210,247
                                                       2006      1.003          1.019            3,543

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.150          1.165               --
                                                       2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.202          1.221               --
                                                       2006      1.132          1.202               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083               --
                                                       2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.144          1.184               --
                                                       2006      1.083          1.144               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.078          1.099               --
                                                       2006      1.048          1.078               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.997          1.003               --
                                                       2005      0.993          0.997               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.095          1.303               --
                                                       2005      1.062          1.095               --
                                                       2004      0.981          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043               --
                                                       2005      1.067          1.062               --
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.056          1.120               --
                                                       2006      1.043          1.056               --
                                                       2005      1.043          1.043               --
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.019          1.083               --
                                                       2005      1.042          1.019               --
                                                       2004      1.000          1.042               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.226          1.335               --
                                                       2005      1.118          1.226               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.078          1.102               --
                                                       2005      1.077          1.078               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.108          1.144               --
                                                       2005      1.078          1.108               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.170               --
                                                       2005      1.044          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.017          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099               --
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.022          1.009               --
                                                       2005      1.031          1.022               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.004          1.105               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.048               --
                                                       2005      1.072          1.090               --
                                                       2004      1.000          1.072               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.299          1.237               --
                                                       2006      1.148          1.299               --
                                                       2005      1.130          1.148               --
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.136          1.246               --
                                                       2006      1.091          1.136               --
                                                       2005      1.037          1.091               --
                                                       2004      1.000          1.037               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.452          1.625               --
                                                       2006      1.237          1.452           13,901
                                                       2005      1.112          1.237               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.320          1.446          116,451
                                                       2006      1.229          1.320          110,364
                                                       2005      1.085          1.229          111,863
                                                       2004      1.000          1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.233          1.262           53,521
                                                       2006      1.097          1.233           44,828
                                                       2005      1.064          1.097           20,129
                                                       2004      1.000          1.064              766

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344               --
                                                       2004      1.000          1.286               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.180          1.232               --
                                                       2006      1.039          1.180               --
                                                       2005      1.021          1.039               --
                                                       2004      1.000          1.021               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.140          0.988           12,899
                                                       2006      1.127          1.140           10,895
                                                       2005      1.092          1.127            6,832
                                                       2004      1.000          1.092               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200            7,071
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.366          1.562           45,382
                                                       2006      1.258          1.366            9,111
                                                       2005      1.106          1.258           54,738
                                                       2004      1.000          1.106               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.356          1.411               --
                                                       2006      1.222          1.356               --
                                                       2005      1.039          1.222               --
                                                       2004      1.000          1.039               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.546          1.737           16,917
                                                       2006      1.410          1.546           26,678
                                                       2005      1.226          1.410           46,585
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           12,050
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.955          2.454            6,701
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.468          1.653           21,068
                                                       2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           59,083
                                                       2004      1.000          1.118               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.061          1.082               --
                                                       2005      1.075          1.061              257
                                                       2004      1.000          1.075              246

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.120          1.153               --
                                                       2005      1.067          1.120               --
                                                       2004      1.000          1.067               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.178          1.397               --
                                                       2006      1.136          1.178               --
                                                       2005      1.038          1.136               --
                                                       2004      1.000          1.038               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.202          1.426               --
                                                       2006      1.143          1.202               --
                                                       2005      1.051          1.143               --
                                                       2004      1.000          1.051               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.285          1.370               --
                                                       2006      1.117          1.285               --
                                                       2005      1.086          1.117               --
                                                       2004      1.000          1.086               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           85,885
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.269          1.216               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.234          1.269               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.275          1.213               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.291          1.308               --
                                                       2006      1.120          1.291               --
                                                       2005      1.078          1.120               --
                                                       2004      1.000          1.078               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.067          1.062               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.309          1.404               --
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.148          1.241               --
                                                       2006      1.093          1.148               --
                                                       2005      1.074          1.093               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.009          0.997               --
                                                       2006      0.995          1.009               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.031          1.071               --
                                                       2006      1.015          1.031               --
                                                       2005      0.990          1.015               --
                                                       2004      1.000          0.990               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.222          1.261               --
                                                       2006      1.128          1.222               --
                                                       2005      1.053          1.128               --
                                                       2004      1.000          1.053               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.178          1.227               --
                                                       2006      1.075          1.178               --
                                                       2005      1.064          1.075               --
                                                       2004      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264               --
                                                       2005      1.098          1.106            7,639
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338           76,096
                                                       2005      1.159          1.223           77,371
                                                       2004      1.000          1.159           63,332

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.013          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.262          1.305               --
                                                       2006      1.334          1.262               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.153          1.155              282
                                                       2006      1.101          1.153               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.416          1.418           65,276

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.291           11,076
                                                       2006      1.263          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.353          1.720               --
                                                       2006      1.328          1.353               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.234          1.087               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.171          1.213               --
                                                       2006      1.115          1.171               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.127          1.174               --
                                                       2006      1.082          1.127               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.071          1.085               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.044           34,294
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.693          1.766           19,985

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.381          1.449           76,401
                                                       2006      1.258          1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.007            8,543
                                                       2006      1.003          1.212               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.064          1.119              305

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.200           24,507
                                                       2006      1.122          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.022          0.966           82,047
                                                       2006      1.003          1.022          116,093

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.051          1.079               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.018          1.042               --
                                                       2006      1.002          1.018          158,944

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.148          1.163               --
                                                       2006      1.140          1.148               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.197          1.215               --
                                                       2006      1.174          1.197               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.201          1.219           54,046
                                                       2006      1.131          1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.082           64,837
                                                       2006      0.996          1.044           36,993

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.182               --
                                                       2006      1.082          1.142              272

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.097              304
                                                       2006      1.047          1.077              282

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.094          1.302               --
                                                       2005      1.062          1.094               --
                                                       2004      0.981          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042           69,629
                                                       2005      1.066          1.061           64,499
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.055          1.118           55,750
                                                       2006      1.042          1.055              288
                                                       2005      1.043          1.042              261
                                                       2004      1.000          1.043              249

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           12,587
                                                       2005      1.192          1.243           16,915
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.019          1.082               --
                                                       2005      1.041          1.019               --
                                                       2004      1.000          1.041               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.225          1.334               --
                                                       2005      1.118          1.225               --
                                                       2004      1.000          1.118               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121               --
                                                       2004      1.000          1.101               --

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.077          1.101               --
                                                       2005      1.077          1.077               --
                                                       2004      1.000          1.077               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.107          1.143               --
                                                       2005      1.078          1.107               --
                                                       2004      1.000          1.078               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099           82,443
                                                       2004      1.000          1.095              983

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114               --
                                                       2004      1.000          1.103               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.021          1.009               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.004          1.104               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.047               --
                                                       2005      1.071          1.090              252
                                                       2004      1.000          1.071              242

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.297          1.235           84,309
                                                       2006      1.147          1.297           83,915
                                                       2005      1.130          1.147           80,902
                                                       2004      1.000          1.130               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.135          1.244               --
                                                       2006      1.090          1.135               --
                                                       2005      1.036          1.090               --
                                                       2004      1.000          1.036               --




             PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT CHARGES 2.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.287          1.245               --
                                                       2005      1.151          1.287               --
                                                       2004      1.090          1.151               --
                                                       2003      1.000          1.090               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.706          1.908              423
                                                       2006      1.455          1.706            5,809
                                                       2005      1.309          1.455            6,267
                                                       2004      1.185          1.309            6,321
                                                       2003      1.000          1.185               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.526          1.669           19,121
                                                       2006      1.421          1.526           34,020
                                                       2005      1.256          1.421           34,084
                                                       2004      1.146          1.256           34,800
                                                       2003      1.000          1.146               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.422          1.455            1,875
                                                       2006      1.268          1.422            1,923
                                                       2005      1.230          1.268            1,973
                                                       2004      1.144          1.230            1,983
                                                       2003      1.000          1.144               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.531          1.509               --
                                                       2005      1.330          1.531               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.523          1.967               --
                                                       2005      1.459          1.523              848
                                                       2004      1.140          1.459              876
                                                       2003      1.000          1.140               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/02).....................................  2007      1.309          1.365              457
                                                       2006      1.154          1.309              458
                                                       2005      1.135          1.154              459
                                                       2004      1.110          1.135              460
                                                       2003      1.000          1.110               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/02).....................................  2007      1.294          1.120              433
                                                       2006      1.280          1.294              434
                                                       2005      1.242          1.280              435
                                                       2004      1.146          1.242              436
                                                       2003      1.000          1.146               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.280          1.388               --
                                                       2005      1.193          1.280           20,657
                                                       2004      1.073          1.193           20,754
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.278          1.419               --
                                                       2005      1.191          1.278            9,381
                                                       2004      1.066          1.191            9,381
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/02).............................................  2007      1.574          1.798              444
                                                       2006      1.450          1.574              445
                                                       2005      1.276          1.450              446
                                                       2004      1.138          1.276              447
                                                       2003      1.000          1.138               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (7/02)...........................  2007      1.417          1.473               --
                                                       2006      1.279          1.417               --
                                                       2005      1.088          1.279               --
                                                       2004      1.103          1.088               --
                                                       2003      1.000          1.103               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.826          2.051            8,523
                                                       2006      1.668          1.826            8,524
                                                       2005      1.451          1.668            8,525
                                                       2004      1.195          1.451            8,526
                                                       2003      1.000          1.195               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.317          1.518               --
                                                       2005      1.223          1.317              455
                                                       2004      1.115          1.223              456
                                                       2003      1.000          1.115               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.369          2.971              387
                                                       2006      1.899          2.369              388
                                                       2005      1.530          1.899              388
                                                       2004      1.260          1.530              390
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.718          1.932               --
                                                       2006      1.453          1.718               --
                                                       2005      1.354          1.453               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.388          1.647               --
                                                       2005      1.309          1.388               --
                                                       2004      1.159          1.309               --
                                                       2003      1.000          1.159               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.047          1.067               --
                                                       2005      1.061          1.047            1,211
                                                       2004      0.988          1.061            1,131

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (8/02).............................................  2006      1.188          1.223               --
                                                       2005      1.133          1.188               --
                                                       2004      1.074          1.133               --
                                                       2003      1.000          1.074               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (9/02)............................  2007      1.404          1.664               --
                                                       2006      1.356          1.404               --
                                                       2005      1.240          1.356               --
                                                       2004      1.114          1.240               --
                                                       2003      1.000          1.114               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/02).....................................  2007      1.337          1.584               --
                                                       2006      1.273          1.337               --
                                                       2005      1.172          1.273               --
                                                       2004      1.197          1.172               --
                                                       2003      1.000          1.197               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (8/02).....................................  2007      1.369          1.458               --
                                                       2006      1.192          1.369               --
                                                       2005      1.159          1.192               --
                                                       2004      1.139          1.159               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.326          1.475               --
                                                       2005      1.310          1.326               --
                                                       2004      1.170          1.310               --
                                                       2003      1.000          1.170               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.443          1.382               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.380          1.419               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.378          1.407               --
                                                       2006      1.229          1.378               --
                                                       2005      1.210          1.229               --
                                                       2004      1.127          1.210               --
                                                       2003      1.000          1.127               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.479          1.407               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.470          1.487               --
                                                       2006      1.276          1.470               --
                                                       2005      1.230          1.276               --
                                                       2004      1.144          1.230               --
                                                       2003      1.000          1.144               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.227          1.220              434

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.552          1.662               --
                                                       2006      1.413          1.552               --
                                                       2005      1.383          1.413               --
                                                       2004      1.234          1.383               --
                                                       2003      1.000          1.234               --

  LMPVET Social Awareness Subaccount (3/05)..........  2007      1.145          1.237               --
                                                       2006      1.092          1.145               --
                                                       2005      1.074          1.092               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.991          0.979               --
                                                       2006      0.978          0.991               --
                                                       2005      0.981          0.978               --
                                                       2004      0.996          0.981               --
                                                       2003      1.000          0.996               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.435          1.501               --
                                                       2006      1.248          1.435               --
                                                       2005      1.231          1.248               --
                                                       2004      1.167          1.231               --
                                                       2003      1.000          1.167               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.181          1.226               --
                                                       2006      1.163          1.181              438
                                                       2005      1.135          1.163              439
                                                       2004      1.160          1.135              441
                                                       2003      1.000          1.160               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (10/02)............................................  2007      1.405          1.450               --
                                                       2006      1.299          1.405               --
                                                       2005      1.214          1.299               --
                                                       2004      1.142          1.214               --
                                                       2003      1.000          1.142               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.309          1.363               --
                                                       2006      1.196          1.309               --
                                                       2005      1.185          1.196               --
                                                       2004      1.122          1.185               --
                                                       2003      1.000          1.122               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.434          1.485               --
                                                       2006      1.255          1.434           21,945
                                                       2005      1.248          1.255           21,945
                                                       2004      1.138          1.248           21,945
                                                       2003      1.000          1.138               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.605          1.763               --
                                                       2006      1.468          1.605           14,340
                                                       2005      1.393          1.468           14,287
                                                       2004      1.153          1.393           14,458
                                                       2003      1.000          1.153               --

Managed Assets Trust
  Managed Assets Trust (9/04)........................  2006      1.081          1.112               --
                                                       2005      1.069          1.081               --
                                                       2004      1.012          1.069               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.495          1.544              428
                                                       2006      1.581          1.495              429

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.250          1.251            2,348
                                                       2006      1.194          1.250            1,099

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.490          1.557               --
                                                       2006      1.417          1.490           15,192

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.544          1.544               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.287               --
                                                       2006      1.261          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.741          1.681               --
                                                       2006      1.591          1.741               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.536          1.952               --
                                                       2006      1.509          1.536               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.232          1.084               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.167          1.208               --
                                                       2006      1.112          1.167               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.231          1.281              463
                                                       2006      1.183          1.231            7,764

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.070          1.083           29,988
                                                       2006      1.001          1.070              636

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.064          1.043           13,072
                                                       2006      1.002          1.064               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.297          1.413               --
                                                       2006      1.322          1.297               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.359               --
                                                       2006      1.271          1.253               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.944          2.027               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.364          1.429               --
                                                       2006      1.243          1.364               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.005            1,370
                                                       2006      1.003          1.212            1,312

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.101          1.158              483

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.418          1.450               --
                                                       2006      1.328          1.418               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.133          1.246               --
                                                       2006      1.084          1.133               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.179               --
                                                       2006      1.104          1.136               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.022          0.965           13,276
                                                       2006      1.003          1.022           13,276

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.287          1.510               --
                                                       2006      1.328          1.287            7,029

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.046          1.073              500

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      0.998          1.021           77,408
                                                       2006      0.983          0.998               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.272          1.288           18,231
                                                       2006      1.264          1.272           18,231

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.312          1.330            1,522
                                                       2006      1.288          1.312            1,527

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.059               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.035          1.064               --
                                                       2006      1.001          1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.042          1.063               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.047          1.064           89,046
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.052          1.064               --
                                                       2006      1.002          1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.279          1.297            9,722
                                                       2006      1.205          1.279            9,724

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.080           28,563
                                                       2006      0.996          1.044           28,732

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.061          1.128               --
                                                       2006      0.998          1.061               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.125          1.164               --
                                                       2006      1.067          1.125            1,227

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.047          1.065               --
                                                       2006      1.019          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.983               --
                                                       2005      0.976          0.978               --
                                                       2004      0.992          0.976               --
                                                       2003      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (9/04).....................................  2006      1.097          1.304               --
                                                       2005      1.065          1.097               --
                                                       2004      0.984          1.065               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.097               --
                                                       2006      1.100          1.079              484
                                                       2005      1.107          1.100              486
                                                       2004      1.043          1.107              487
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.053          1.116            2,570
                                                       2006      1.042          1.053           10,797
                                                       2005      1.044          1.042            9,882
                                                       2004      1.022          1.044            9,053
                                                       2003      1.000          1.022               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.811          1.954               --
                                                       2006      1.456          1.811               --
                                                       2005      1.333          1.456               --
                                                       2004      1.178          1.333               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.806          1.921               --
                                                       2006      1.581          1.806               --
                                                       2005      1.516          1.581               --
                                                       2004      1.233          1.516               --
                                                       2003      1.000          1.233               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.246          1.322               --
                                                       2005      1.176          1.246               --
                                                       2004      1.134          1.176               --
                                                       2003      1.000          1.134               --

  Travelers Convertible Securities Subaccount
  (6/02).............................................  2006      1.114          1.183               --
                                                       2005      1.140          1.114            7,697
                                                       2004      1.101          1.140            6,971
                                                       2003      1.000          1.101               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/02).............................................  2006      1.452          1.581               --
                                                       2005      1.326          1.452              430
                                                       2004      1.170          1.326              431
                                                       2003      1.000          1.170               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.230          1.288               --
                                                       2005      1.209          1.230            1,493
                                                       2004      1.130          1.209            1,498
                                                       2003      1.000          1.130               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (8/02)...  2006      1.169          1.194               --
                                                       2005      1.170          1.169            1,087
                                                       2004      1.088          1.170            1,017
                                                       2003      1.000          1.088               --

  Travelers Federated Stock Subaccount (9/02)........  2006      1.263          1.303               --
                                                       2005      1.231          1.263               --
                                                       2004      1.144          1.231               --
                                                       2003      1.000          1.144               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.231          1.264               --
                                                       2005      1.163          1.231           18,231
                                                       2004      1.121          1.163           18,231
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.102          1.168               --
                                                       2005      1.044          1.102               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.014               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.080          1.123               --
                                                       2005      1.017          1.080               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.025          1.042               --
                                                       2005      1.010          1.025               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.339          1.417               --
                                                       2005      1.227          1.339           15,412
                                                       2004      1.087          1.227           15,953
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.259          1.328               --
                                                       2005      1.255          1.259            6,551
                                                       2004      1.129          1.255               --
                                                       2003      1.000          1.129               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.171          1.205               --
                                                       2005      1.168          1.171            9,725
                                                       2004      1.076          1.168            9,726
                                                       2003      1.000          1.076               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.154          1.243               --
                                                       2005      1.113          1.154               --
                                                       2004      0.972          1.113               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.390          1.591               --
                                                       2005      1.303          1.390               --
                                                       2004      1.156          1.303               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.256          1.328               --
                                                       2005      1.217          1.256               --
                                                       2004      1.124          1.217               --
                                                       2003      1.000          1.124               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.033          1.084               --
                                                       2005      1.000          1.033               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.097          1.104               --
                                                       2005      1.087          1.097               --
                                                       2004      0.982          1.087               --

  Travelers Quality Bond Subaccount (6/02)...........  2006      1.017          1.005               --
                                                       2005      1.028          1.017              503
                                                       2004      1.022          1.028              504
                                                       2003      1.000          1.022               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.188          1.236               --
                                                       2005      1.196          1.188               --
                                                       2004      1.114          1.196               --
                                                       2003      1.000          1.114               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.004          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.061          1.019               --
                                                       2005      1.044          1.061               --
                                                       2004      0.983          1.044               --

                                 PORTFOLIO ARCHITECT L -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/02).............................................  2007      1.486          1.413              441
                                                       2006      1.314          1.486              442
                                                       2005      1.296          1.314              443
                                                       2004      1.134          1.296              445
                                                       2003      1.000          1.134               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/02).............................................  2007      1.248          1.367               --
                                                       2006      1.200          1.248               --
                                                       2005      1.142          1.200               --
                                                       2004      1.130          1.142               --
                                                       2003      1.000          1.130               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                  CONDENSED FINANCIAL INFORMATION -- VINTAGE L

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391            3,217
                                                       2004      1.244          1.356            2,863
                                                       2003      0.960          1.244            2,259
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           37,372
                                                       2006      1.624          1.917           47,031
                                                       2005      1.452          1.624           47,188
                                                       2004      1.305          1.452           26,165
                                                       2003      0.984          1.305           19,446
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           81,310
                                                       2006      1.618          1.748           90,031
                                                       2005      1.420          1.618           82,075
                                                       2004      1.288          1.420           61,511
                                                       2003      0.961          1.288           44,303
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645          110,875
                                                       2006      1.415          1.598           99,018
                                                       2005      1.364          1.415           90,275
                                                       2004      1.261          1.364           83,688
                                                       2003      0.971          1.261           44,174
                                                       2002      1.000          0.971               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610               --
                                                       2004      1.186          1.389               --
                                                       2003      0.968          1.186               --
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787              696
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298           31,491
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035            4,939
                                                       2006      1.615          1.767           10,294
                                                       2005      1.410          1.615            9,867
                                                       2004      1.247          1.410            4,963
                                                       2003      0.991          1.247           18,902
                                                       2002      1.000          0.991               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.082          2.353           39,496
                                                       2006      1.889          2.082           44,932
                                                       2005      1.633          1.889           45,371
                                                       2004      1.336          1.633           43,882
                                                       2003      0.986          1.336           29,069
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.195          1.215            1,288
                                                       2006      1.031          1.195            1,154
                                                       2005      0.984          1.031              443

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459               --
                                                       2004      1.220          1.347               --
                                                       2003      0.994          1.220           13,197
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            5,839
                                                       2006      2.202          2.765            5,840
                                                       2005      1.763          2.202            5,840
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442           10,805

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           31,814
                                                       2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535           10,334
                                                       2004      1.265          1.438            3,214
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527            5,128
                                                       2004      1.330          1.498            3,083
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569           44,238
                                                       2006      1.479          1.577           38,513
                                                       2005      1.351          1.479           30,150
                                                       2004      1.254          1.351           19,569
                                                       2003      0.951          1.254               --
                                                       2002      1.000          0.951               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555           16,189
                                                       2006      1.300          1.463           16,197
                                                       2005      1.272          1.300           16,205
                                                       2004      1.193          1.272           11,841
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461           88,545

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377          106,659
                                                       2006      1.231          1.334          106,659
                                                       2005      1.205          1.231          147,890
                                                       2004      1.171          1.205          152,364
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497           28,966
                                                       2006      1.347          1.500           96,548
                                                       2005      1.305          1.347           94,832
                                                       2004      1.249          1.305           90,528
                                                       2003      0.969          1.249           55,634
                                                       2002      1.000          0.969               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551            1,314
                                                       2006      1.337          1.509            1,318
                                                       2005      1.308          1.337            1,322
                                                       2004      1.211          1.308            1,326
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.637          1.625           18,150
                                                       2006      1.430          1.637           18,156
                                                       2005      1.392          1.430           15,258
                                                       2004      1.312          1.392            9,242
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627           86,136
                                                       2006      1.401          1.582           86,136
                                                       2005      1.341          1.401           86,136
                                                       2004      1.241          1.341           66,075
                                                       2003      0.963          1.241           69,345
                                                       2002      1.000          0.963               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469            9,465
                                                       2006      1.388          1.424            9,476
                                                       2005      1.346          1.388            9,487
                                                       2004      1.369          1.346            3,198
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687           35,115
                                                       2006      1.428          1.607           35,115
                                                       2005      1.345          1.428           35,115
                                                       2004      1.242          1.345           35,115
                                                       2003      0.977          1.242           43,154
                                                       2002      1.000          0.977               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421           88,545
                                                       2005      1.272          1.291           88,545
                                                       2004      1.216          1.272           88,545
                                                       2003      0.962          1.216           88,545
                                                       2002      1.000          0.962               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           20,175
                                                       2006      1.642          1.815              292
                                                       2005      1.597          1.642              293
                                                       2004      1.415          1.597              294
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            6,368
                                                       2006      0.993          1.013            6,368
                                                       2005      0.989          0.993            6,368
                                                       2004      0.998          0.989            6,368
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202               --
                                                       2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466            4,369
                                                       2006      1.371          1.491            4,300
                                                       2005      1.363          1.371            4,006
                                                       2004      1.259          1.363            3,212
                                                       2003      1.007          1.259               --
                                                       2002      1.000          1.007               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037           12,874
                                                       2006      0.983          1.008           12,874
                                                       2005      0.975          0.983           12,874
                                                       2004      0.986          0.975           12,874
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749           27,505
                                                       2005      1.537          1.580           27,155
                                                       2004      1.356          1.537           27,733
                                                       2003      0.974          1.356           27,696
                                                       2002      1.000          0.974               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            2,252
                                                       2005      1.389          1.417            2,252
                                                       2004      1.308          1.389            2,252
                                                       2003      0.960          1.308            2,252
                                                       2002      1.000          0.960               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592           32,547
                                                       2005      1.369          1.385           32,552
                                                       2004      1.239          1.369           17,462
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780           21,899
                                                       2005      1.525          1.618           21,903
                                                       2004      1.255          1.525           12,982
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.349          1.310               --
                                                       2006      1.269          1.349               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.884           10,957
                                                       2006      1.764          1.938           17,825

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080               --
                                                       2006      1.591          1.626               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.247          1.102               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091           48,963
                                                       2006      1.001          1.073            5,070

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           36,486
                                                       2006      1.002          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            5,199
                                                       2006      1.450          1.429            5,199

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.266          1.382               --
                                                       2006      1.279          1.266               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.464           19,151
                                                       2006      1.259          1.387           22,548

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016            1,334
                                                       2006      1.003          1.217            1,337

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.144          1.262               --
                                                       2006      1.090          1.144               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.208               --
                                                       2006      1.119          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           70,560
                                                       2006      1.003          1.026            8,715

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795            8,893
                                                       2006      1.562          1.521            9,397

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150           10,351
                                                       2006      1.068          1.106           10,358

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           23,733
                                                       2006      1.352          1.367           23,737

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           63,700
                                                       2006      1.426          1.459           63,705

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040           38,308

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           38,903
                                                       2006      1.002          1.052              982

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           53,336
                                                       2006      1.002          1.057           53,336

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           91,754
                                                       2006      1.280          1.365           91,702

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.092           48,765
                                                       2006      0.996          1.048           57,178

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101            6,817
                                                       2005      1.114          1.115            5,990
                                                       2004      1.044          1.114            5,900
                                                       2003      1.000          1.044            5,270

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           38,557
                                                       2006      1.076          1.095           47,696
                                                       2005      1.071          1.076           42,703
                                                       2004      1.042          1.071           17,777
                                                       2003      1.012          1.042           77,212
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.280               --
                                                       2006      1.860          2.138           29,405
                                                       2005      1.773          1.860           29,107
                                                       2004      1.433          1.773           27,512
                                                       2003      0.977          1.433           19,985
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364            5,199
                                                       2004      1.226          1.279            5,199
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359           63,711
                                                       2004      1.232          1.327           63,717
                                                       2003      0.958          1.232           48,026
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175               --
                                                       2005      1.045          1.107               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.021               --
                                                       2005      1.000          1.018           37,600

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088               --
                                                       2005      1.000          1.052              329

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130               --
                                                       2005      1.017          1.085           31,853

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.048               --
                                                       2005      1.011          1.029               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           10,365
                                                       2004      1.078          1.087            5,947
                                                       2003      1.014          1.078               --
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478            7,577
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           91,391
                                                       2004      1.126          1.230           79,465
                                                       2003      0.986          1.126           42,779
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166           16,812
                                                       2004      0.972          1.118               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537           19,548
                                                       2004      1.262          1.432            6,415
                                                       2003      1.001          1.262            6,515
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090               --
                                                       2005      1.000          1.037               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      0.983          1.091               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361           22,633
                                                       2004      1.260          1.361           22,637
                                                       2003      0.969          1.260           22,642
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.279               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269               --
                                                       2005      1.005          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.135          1.184                --
                                                       2005      1.107          1.135           191,901
                                                       2004      1.016          1.107           193,936
                                                       2003      0.785          1.016           182,023
                                                       2002      0.980          0.785           102,137

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.156          1.126                --
                                                       2005      1.028          1.156           345,897
                                                       2004      0.968          1.028           372,515
                                                       2003      0.801          0.968           394,719
                                                       2002      1.182          0.801           422,138
                                                       2001      1.000          1.182           170,836

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.929          2.171           582,844
                                                       2006      1.635          1.929           819,719
                                                       2005      1.463          1.635           935,404
                                                       2004      1.316          1.463         1,024,798
                                                       2003      0.993          1.316         1,046,278
                                                       2002      1.187          0.993         1,010,551
                                                       2001      1.000          1.187           198,467

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.663          1.830         1,865,686
                                                       2006      1.540          1.663         2,696,326
                                                       2005      1.353          1.540         3,020,263
                                                       2004      1.227          1.353         3,308,359
                                                       2003      0.916          1.227         2,615,035
                                                       2002      1.237          0.916         1,878,262
                                                       2001      1.000          1.237           983,277

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.501          1.544         2,446,252
                                                       2006      1.330          1.501         3,256,196
                                                       2005      1.282          1.330         4,072,523
                                                       2004      1.186          1.282         4,515,478
                                                       2003      0.914          1.186         4,287,113
                                                       2002      1.143          0.914         3,413,144
                                                       2001      1.000          1.143           514,638

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.287          1.272                --
                                                       2005      1.111          1.287            48,830
                                                       2004      0.949          1.111            48,121
                                                       2003      0.775          0.949            47,448
                                                       2002      0.876          0.775            13,963

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.690          2.196                --
                                                       2005      1.609          1.690           247,390
                                                       2004      1.250          1.609           316,497
                                                       2003      0.952          1.250           324,500
                                                       2002      1.046          0.952           254,096

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            50,359
                                                       2004      1.074          1.201            44,617
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294            14,965
                                                       2004      1.067          1.199            14,965
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.765          2.032           239,838
                                                       2006      1.614          1.765           305,489
                                                       2005      1.410          1.614           325,328
                                                       2004      1.248          1.410           357,392
                                                       2003      0.992          1.248           287,237
                                                       2002      1.118          0.992           223,681
                                                       2001      1.000          1.118            74,817

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.796          2.030           301,233
                                                       2006      1.631          1.796           391,565
                                                       2005      1.411          1.631           355,930
                                                       2004      1.155          1.411           314,692
                                                       2003      0.853          1.155           255,006
                                                       2002      0.992          0.853           148,547

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.194          1.214            64,026
                                                       2006      1.031          1.194            50,080
                                                       2005      0.984          1.031                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.376          1.500           155,240
                                                       2006      1.292          1.376           174,864
                                                       2005      1.259          1.292           125,936
                                                       2004      1.153          1.259           171,589
                                                       2003      0.857          1.153           155,747
                                                       2002      1.227          0.857           175,953
                                                       2001      1.000          1.227             1,300

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.233          1.430                --
                                                       2005      1.138          1.233           492,496
                                                       2004      1.031          1.138           486,766
                                                       2003      0.841          1.031           406,480
                                                       2002      0.999          0.841           111,997

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.760          3.482            68,164
                                                       2006      2.199          2.760            82,643
                                                       2005      1.761          2.199            41,387
                                                       2004      1.442          1.761            34,887
                                                       2003      1.000          1.442            22,887

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.747          1.976           628,651
                                                       2006      1.469          1.747           742,987
                                                       2005      1.361          1.469           810,097
                                                       2004      1.172          1.361           886,919
                                                       2003      0.904          1.172           503,783
                                                       2002      1.134          0.904           319,815
                                                       2001      1.000          1.134            47,591

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.237          1.477                --
                                                       2005      1.160          1.237           139,787
                                                       2004      1.020          1.160            70,887
                                                       2003      0.788          1.020            27,006
                                                       2002      0.830          0.788            17,719

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.548          1.846             4,726
                                                       2006      1.394          1.548             1,658
                                                       2005      1.270          1.394             1,665
                                                       2004      1.076          1.270            40,908
                                                       2003      0.815          1.076            41,944
                                                       2002      1.158          0.815            38,099
                                                       2001      1.000          1.158            28,104

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.525          1.705                --
                                                       2005      1.497          1.525            16,382
                                                       2004      1.330          1.497             6,366
                                                       2003      1.000          1.330             4,618

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.247          1.326                --
                                                       2006      1.186          1.247            91,056
                                                       2005      1.139          1.186           104,096
                                                       2004      1.130          1.139           110,268
                                                       2003      0.859          1.130            94,650
                                                       2002      1.197          0.859            85,309
                                                       2001      1.000          1.197               917

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.324          1.317         1,456,630
                                                       2006      1.242          1.324         1,887,735
                                                       2005      1.136          1.242         2,286,488
                                                       2004      1.054          1.136         2,791,114
                                                       2003      0.800          1.054         2,170,608
                                                       2002      1.212          0.800         2,025,793
                                                       2001      1.000          1.212           522,726

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.372          1.458           836,599
                                                       2006      1.220          1.372         1,144,167
                                                       2005      1.194          1.220         1,309,180
                                                       2004      1.120          1.194         1,589,270
                                                       2003      0.918          1.120         1,269,264
                                                       2002      1.136          0.918           996,324
                                                       2001      1.000          1.136           237,326

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.622          1.618           127,188

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.409          1.454           980,180
                                                       2006      1.301          1.409         1,090,736
                                                       2005      1.274          1.301         1,334,895
                                                       2004      1.238          1.274         1,507,174
                                                       2003      1.037          1.238         1,222,514
                                                       2002      1.000          1.037           220,092

  LMPVET Capital Subaccount (10/02)..................  2007      1.637          1.633           698,864
                                                       2006      1.470          1.637           880,300
                                                       2005      1.426          1.470         1,339,162
                                                       2004      1.365          1.426         1,369,104
                                                       2003      1.060          1.365         1,487,421
                                                       2002      1.000          1.060           156,519

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.132          1.180            20,957
                                                       2006      0.979          1.132            40,671
                                                       2005      1.001          0.979            40,671
                                                       2004      0.989          1.001           109,047
                                                       2003      0.817          0.989           111,489
                                                       2002      1.127          0.817            40,123
                                                       2001      1.000          1.127                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.351          1.388           210,413
                                                       2006      1.198          1.351           214,203
                                                       2005      1.173          1.198           401,863
                                                       2004      1.086          1.173           474,749
                                                       2003      0.867          1.086           389,159
                                                       2002      1.141          0.867           162,856
                                                       2001      1.000          1.141                --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.529          1.517           981,774
                                                       2006      1.336          1.529           848,514
                                                       2005      1.301          1.336         1,288,808
                                                       2004      1.227          1.301         1,688,943
                                                       2003      0.904          1.227         1,862,138
                                                       2002      1.172          0.904         1,831,590
                                                       2001      1.000          1.172           423,086

  LMPVET Global Equity Subaccount (10/02)............  2007      1.759          1.808            88,574
                                                       2006      1.559          1.759           284,039
                                                       2005      1.493          1.559           290,312
                                                       2004      1.382          1.493           313,379
                                                       2003      1.073          1.382           269,336
                                                       2002      1.000          1.073           155,053

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.448          1.474           538,429
                                                       2006      1.250          1.448           410,082
                                                       2005      1.197          1.250           503,864
                                                       2004      1.107          1.197           545,432
                                                       2003      0.854          1.107           636,125
                                                       2002      1.133          0.854           526,307
                                                       2001      1.000          1.133            14,994

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.307          1.348           479,695
                                                       2006      1.275          1.307           493,630
                                                       2005      1.237          1.275           604,781
                                                       2004      1.258          1.237           714,870
                                                       2003      0.870          1.258           566,137
                                                       2002      1.181          0.870           518,804
                                                       2001      1.000          1.181            61,317

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.603          1.682           207,683
                                                       2006      1.425          1.603           295,700
                                                       2005      1.343          1.425           388,860
                                                       2004      1.241          1.343           503,915
                                                       2003      0.976          1.241           546,831
                                                       2002      1.232          0.976           485,483
                                                       2001      1.000          1.232            97,391

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.575          1.598                --
                                                       2006      1.432          1.575           144,381
                                                       2005      1.411          1.432           155,585
                                                       2004      1.349          1.411           102,417
                                                       2003      1.068          1.349            54,230
                                                       2002      1.000          1.068            13,418

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.499          1.616           151,441
                                                       2006      1.357          1.499           167,807
                                                       2005      1.320          1.357           187,911
                                                       2004      1.171          1.320           249,354
                                                       2003      0.802          1.171           295,575
                                                       2002      1.255          0.802           244,170
                                                       2001      1.000          1.255            22,533

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004               699
                                                       2006      0.991          1.011             8,782
                                                       2005      0.989          0.991             8,759
                                                       2004      0.997          0.989            19,753
                                                       2003      1.000          0.997               579

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.234          1.232           145,098
                                                       2006      1.195          1.234           284,342
                                                       2005      1.189          1.195           595,922
                                                       2004      1.137          1.189           677,014
                                                       2003      1.039          1.137           641,867
                                                       2002      1.011          1.039           308,520
                                                       2001      1.000          1.011            32,007

  LMPVIT High Income Subaccount (11/99)..............  2007      1.452          1.427           299,869
                                                       2006      1.336          1.452           441,922
                                                       2005      1.329          1.336           505,818
                                                       2004      1.228          1.329           808,876
                                                       2003      0.983          1.228           750,091
                                                       2002      1.037          0.983           446,090
                                                       2001      1.000          1.037            29,916

  LMPVIT Money Market Subaccount (11/99).............  2007      0.998          1.026           540,699
                                                       2006      0.974          0.998           116,244
                                                       2005      0.967          0.974           204,477
                                                       2004      0.978          0.967           499,541
                                                       2003      0.992          0.978         1,139,300
                                                       2002      1.000          0.992         1,669,540
                                                       2001      1.000          1.000           207,523

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.584          1.688                --
                                                       2006      1.432          1.584            35,797
                                                       2005      1.394          1.432            45,408
                                                       2004      1.231          1.394            78,805
                                                       2003      0.885          1.231            78,918
                                                       2002      1.215          0.885            77,835
                                                       2001      1.000          1.215                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.411          1.478                --
                                                       2006      1.219          1.411           532,481
                                                       2005      1.196          1.219           679,420
                                                       2004      1.127          1.196           840,635
                                                       2003      0.827          1.127           867,910
                                                       2002      1.127          0.827           838,091
                                                       2001      1.000          1.127            74,887

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.589          1.649                --
                                                       2006      1.383          1.589           997,101
                                                       2005      1.368          1.383         1,032,878
                                                       2004      1.239          1.368         1,022,255
                                                       2003      1.000          1.239           136,043

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.777          1.956                --
                                                       2006      1.616          1.777           722,058
                                                       2005      1.524          1.616           770,368
                                                       2004      1.254          1.524           681,732
                                                       2003      1.000          1.254           241,207

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.398          1.463                --
                                                       2006      1.324          1.398           194,032

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.451          1.458           161,302

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.308             1,990
                                                       2006      1.269          1.348                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.626          1.579           372,599
                                                       2006      1.480          1.626           401,066

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.300          1.661            44,616
                                                       2006      1.272          1.300            48,840

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.246          1.101             1,179

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         1,436,920
                                                       2006      1.001          1.073           476,532

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,029,083
                                                       2006      1.002          1.069            22,304

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.326          1.454             8,822
                                                       2006      1.346          1.326            10,530

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.265          1.380                --
                                                       2006      1.278          1.265                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.945          2.036           149,493

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461            36,023
                                                       2006      1.257          1.385            38,618

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           309,878
                                                       2006      1.003          1.216           463,464

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           219,812

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.556          1.600            66,482
                                                       2006      1.451          1.556            49,808

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.260                --
                                                       2006      1.090          1.143             1,179

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.154          1.206            31,213
                                                       2006      1.117          1.154            49,260

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           484,443
                                                       2006      1.003          1.026            92,023

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.854          1.007           239,320
                                                       2006      0.877          0.854           249,302

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.110           327,175
                                                       2006      1.032          1.068           479,730

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.160          1.136            48,315
                                                       2006      1.132          1.160                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.214          1.236           172,811
                                                       2006      1.201          1.214           208,263

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.475           296,230
                                                       2006      1.415          1.447           416,557

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069                --
                                                       2006      1.002          1.057                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074                --
                                                       2006      1.002          1.046             8,483

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075           457,885
                                                       2006      1.002          1.051           277,823

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074                --
                                                       2006      1.002          1.056                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.385          1.413         1,631,986
                                                       2006      1.299          1.385         2,183,298

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.048          1.091           226,068
                                                       2006      0.996          1.048           209,841

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           214,780
                                                       2006      0.998          1.066           242,475

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.119                --
                                                       2006      1.113          1.099           296,640
                                                       2005      1.113          1.113           334,031
                                                       2004      1.043          1.113           366,107
                                                       2003      1.000          1.043           162,740

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.156          1.232         3,084,133
                                                       2006      1.137          1.156         3,174,353
                                                       2005      1.132          1.137         3,743,613
                                                       2004      1.102          1.132         5,138,114
                                                       2003      1.071          1.102         5,603,583
                                                       2002      1.002          1.071         4,649,600
                                                       2001      1.000          1.002           359,558

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.809          1.955                --
                                                       2006      1.445          1.809           142,465
                                                       2005      1.315          1.445           208,427
                                                       2004      1.155          1.315           245,992
                                                       2003      0.917          1.155           262,993
                                                       2002      1.137          0.917           209,372
                                                       2001      1.000          1.137             4,558

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.135          2.276                --
                                                       2006      1.858          2.135           238,183
                                                       2005      1.771          1.858           308,379
                                                       2004      1.433          1.771           400,281
                                                       2003      0.977          1.433           407,261
                                                       2002      1.220          0.977           286,310
                                                       2001      1.000          1.220            98,292

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.266          1.346                --
                                                       2005      1.189          1.266            23,272
                                                       2004      1.139          1.189           101,154
                                                       2003      0.899          1.139           100,587
                                                       2002      1.206          0.899            99,352
                                                       2001      1.000          1.206            12,840

  Travelers Equity Income Subaccount (11/99).........  2006      1.348          1.415                --
                                                       2005      1.317          1.348           528,779
                                                       2004      1.224          1.317           611,967
                                                       2003      0.952          1.224           607,249
                                                       2002      1.129          0.952           397,607
                                                       2001      1.000          1.129            10,873

  Travelers Large Cap Subaccount (11/99).............  2006      1.167          1.201                --
                                                       2005      1.096          1.167           113,401
                                                       2004      1.050          1.096           141,124
                                                       2003      0.860          1.050           147,137
                                                       2002      1.137          0.860            95,934
                                                       2001      1.000          1.137             8,222

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.107          1.175                --
                                                       2005      1.045          1.107                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.018          1.020                --
                                                       2005      1.000          1.018                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.052          1.088                --
                                                       2005      1.000          1.052                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.085          1.130                --
                                                       2005      1.017          1.085                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.029          1.047                --
                                                       2005      1.011          1.029                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.043          1.032                --
                                                       2005      1.050          1.043           642,511
                                                       2004      1.042          1.050           997,824
                                                       2003      0.981          1.042         1,082,482
                                                       2002      0.980          0.981           969,658
                                                       2001      1.000          0.980           126,164

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.249          1.324                --
                                                       2005      1.137          1.249           223,030
                                                       2004      1.002          1.137           248,325
                                                       2003      0.844          1.002           264,799
                                                       2002      1.151          0.844           226,138
                                                       2001      1.000          1.151            20,414

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      0.830          0.877                --
                                                       2005      0.822          0.830           279,928
                                                       2004      0.736          0.822            33,092
                                                       2003      0.548          0.736            29,675
                                                       2002      0.625          0.548             4,683

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.261          1.299                --
                                                       2005      1.250          1.261         2,554,221
                                                       2004      1.144          1.250         2,980,414
                                                       2003      1.002          1.144         2,969,160
                                                       2002      1.080          1.002         2,625,598
                                                       2001      1.000          1.080           476,441

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165            28,462
                                                       2004      0.972          1.117            14,572

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.290          1.480                --
                                                       2005      1.202          1.290           467,418
                                                       2004      1.060          1.202           421,402
                                                       2003      0.842          1.060           377,074
                                                       2002      0.844          0.842            10,138

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.370          1.451                --
                                                       2005      1.319          1.370             7,103
                                                       2004      1.212          1.319             3,681
                                                       2003      1.000          1.212                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.037          1.090                --
                                                       2005      1.000          1.037                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117                --
                                                       2005      1.091          1.108            67,722
                                                       2004      0.982          1.091             7,038

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.047          1.091                --
                                                       2005      1.047          1.047           241,361
                                                       2004      0.970          1.047           326,300
                                                       2003      0.747          0.970           343,430
                                                       2002      1.148          0.747           286,272
                                                       2001      1.000          1.148            85,438

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278                --
                                                       2005      1.000          1.112                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.269                --
                                                       2005      1.005          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.132                --
                                                       2005      1.034          1.092            33,146
                                                       2004      1.016          1.034            98,222
                                                       2003      0.826          1.016           101,564
                                                       2002      1.193          0.826           105,425
                                                       2001      1.000          1.193            46,933

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.045          1.198            63,645
                                                       2006      1.037          1.045            96,126
                                                       2005      0.981          1.037           144,555
                                                       2004      0.935          0.981           200,083
                                                       2003      0.750          0.935           194,819
                                                       2002      1.134          0.750           156,956
                                                       2001      1.000          1.134            69,805

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.246          1.300               --
                                                       2005      1.218          1.246               --
                                                       2004      1.119          1.218               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.301          1.264               --
                                                       2005      1.158          1.301               --
                                                       2004      1.092          1.158               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.733          1.946            9,506
                                                       2006      1.471          1.733            9,509
                                                       2005      1.318          1.471            8,186
                                                       2004      1.187          1.318               --
                                                       2003      1.000          1.187               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.549          1.702          172,812
                                                       2006      1.437          1.549          189,493
                                                       2005      1.264          1.437          183,683
                                                       2004      1.148          1.264          175,438
                                                       2003      1.000          1.148           37,830

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.444          1.484           88,827
                                                       2006      1.281          1.444           88,830
                                                       2005      1.238          1.281           84,261
                                                       2004      1.146          1.238           65,067
                                                       2003      1.000          1.146           38,300

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.547          1.528               --
                                                       2005      1.338          1.547               --
                                                       2004      1.144          1.338               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.540          1.998               --
                                                       2005      1.468          1.540               --
                                                       2004      1.142          1.468               --
                                                       2003      1.000          1.142               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403               --
                                                       2005      1.199          1.293               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435               --
                                                       2005      1.197          1.290           89,553
                                                       2004      1.067          1.197           89,553
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.606          1.846               --
                                                       2006      1.471          1.606               --
                                                       2005      1.287          1.471               --
                                                       2004      1.140          1.287               --
                                                       2003      1.000          1.140               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.854          2.091              988
                                                       2006      1.686          1.854              991
                                                       2005      1.460          1.686               --
                                                       2004      1.197          1.460               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.191          1.209               --
                                                       2006      1.030          1.191               --
                                                       2005      0.984          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.331          1.541               --
                                                       2005      1.230          1.331            7,100
                                                       2004      1.117          1.230            5,352
                                                       2003      1.000          1.117               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.406          3.030            2,546
                                                       2006      1.920          2.406            2,547
                                                       2005      1.540          1.920            2,186
                                                       2004      1.262          1.540            2,186
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.745          1.970          110,277
                                                       2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.403          1.672               --
                                                       2005      1.317          1.403               --
                                                       2004      1.161          1.317               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.634          1.946               --
                                                       2006      1.474          1.634               --
                                                       2005      1.345          1.474               --
                                                       2004      1.141          1.345               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.341          1.497               --
                                                       2005      1.318          1.341               --
                                                       2004      1.172          1.318               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.265          1.344               --
                                                       2006      1.204          1.265               --
                                                       2005      1.158          1.204               --
                                                       2004      1.151          1.158               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.419          1.409           42,528
                                                       2006      1.334          1.419           42,528
                                                       2005      1.221          1.334           40,605
                                                       2004      1.135          1.221           40,605
                                                       2003      1.000          1.135           32,549

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.364          1.447           51,204
                                                       2006      1.215          1.364           51,208
                                                       2005      1.191          1.215           49,888
                                                       2004      1.119          1.191           47,432
                                                       2003      1.000          1.119           35,980

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.341          1.337               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.233          1.270               --
                                                       2006      1.140          1.233               --
                                                       2005      1.118          1.140               --
                                                       2004      1.088          1.118               --
                                                       2003      1.000          1.088               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.347          1.342            5,254
                                                       2006      1.212          1.347            4,184
                                                       2005      1.177          1.212           11,628
                                                       2004      1.128          1.177            7,392
                                                       2003      1.000          1.128               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.254          1.306               --
                                                       2006      1.087          1.254               --
                                                       2005      1.113          1.087               --
                                                       2004      1.101          1.113               --
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.399          1.435               --
                                                       2006      1.242          1.399               --
                                                       2005      1.218          1.242               --
                                                       2004      1.129          1.218               --
                                                       2003      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.448          1.435           94,206
                                                       2006      1.268          1.448          110,831
                                                       2005      1.237          1.268          110,831
                                                       2004      1.168          1.237          110,831
                                                       2003      1.000          1.168               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.444          1.482               --
                                                       2006      1.281          1.444               --
                                                       2005      1.229          1.281               --
                                                       2004      1.140          1.229               --
                                                       2003      1.000          1.140               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.492          1.517               --
                                                       2006      1.290          1.492               --
                                                       2005      1.238          1.290               --
                                                       2004      1.146          1.238               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.208          1.244            3,583
                                                       2006      1.180          1.208            3,588
                                                       2005      1.147          1.180            3,593
                                                       2004      1.168          1.147               --
                                                       2003      1.000          1.168               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.488          1.560            6,552
                                                       2006      1.325          1.488            6,552
                                                       2005      1.251          1.325            6,147
                                                       2004      1.158          1.251            6,147
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.303          1.321               --
                                                       2006      1.187          1.303               --
                                                       2005      1.171          1.187               --
                                                       2004      1.122          1.171               --
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.576          1.695               --
                                                       2006      1.428          1.576               --
                                                       2005      1.392          1.428               --
                                                       2004      1.236          1.392               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998               --
                                                       2006      0.988          1.006               --
                                                       2005      0.987          0.988               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.142          1.139               --
                                                       2006      1.107          1.142               --
                                                       2005      1.104          1.107               --
                                                       2004      1.057          1.104               --
                                                       2003      1.000          1.057               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.296          1.272            2,474
                                                       2006      1.194          1.296            2,478
                                                       2005      1.189          1.194            2,014
                                                       2004      1.101          1.189              167
                                                       2003      1.000          1.101               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.009          1.036          136,174
                                                       2006      0.986          1.009               --
                                                       2005      0.981          0.986               --
                                                       2004      0.994          0.981               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.582          1.685               --
                                                       2006      1.432          1.582               --
                                                       2005      1.395          1.432               --
                                                       2004      1.234          1.395               --
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.457          1.526               --
                                                       2006      1.261          1.457               --
                                                       2005      1.239          1.261               --
                                                       2004      1.169          1.239               --
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.456          1.510               --
                                                       2006      1.269          1.456          114,321
                                                       2005      1.256          1.269          114,321
                                                       2004      1.140          1.256          114,321
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.630          1.793               --
                                                       2006      1.484          1.630           49,264
                                                       2005      1.402          1.484           45,463
                                                       2004      1.155          1.402           45,463
                                                       2003      1.000          1.155           32,578

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.513          1.583               --
                                                       2006      1.434          1.513               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.570          1.575               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.303               --
                                                       2006      1.267          1.345               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.768          1.714            1,465
                                                       2006      1.611          1.768            1,466

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.560          1.991               --
                                                       2006      1.528          1.560               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.243          1.097               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.087          143,933
                                                       2006      1.001          1.072           12,045

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           75,246
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.316          1.441               --
                                                       2006      1.338          1.316               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.375               --
                                                       2006      1.277          1.262               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.977          2.067               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453               --
                                                       2006      1.254          1.380               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013              506
                                                       2006      1.003          1.215              507

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.120          1.181               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.440          1.479            1,952
                                                       2006      1.345          1.440            1,955

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.141          1.257               --
                                                       2006      1.088          1.141               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.149          1.199               --
                                                       2006      1.114          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972          110,382
                                                       2006      1.003          1.025          129,605

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.307          1.540            3,245
                                                       2006      1.344          1.307            3,249

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.049          1.089           21,992
                                                       2006      1.015          1.049           21,992

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.282          1.253               --
                                                       2006      1.252          1.282               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.292          1.313               --
                                                       2006      1.280          1.292               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.332          1.356               --
                                                       2006      1.304          1.332               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072               --
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.299          1.323               --
                                                       2006      1.220          1.299               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.096          1.115               --
                                                       2006      1.112          1.096               --
                                                       2005      1.114          1.112               --
                                                       2004      1.045          1.114               --
                                                       2003      1.000          1.045               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.070          1.138            3,334
                                                       2006      1.053          1.070            4,670
                                                       2005      1.051          1.053            5,007
                                                       2004      1.024          1.051            2,322
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.839          1.987               --
                                                       2006      1.472          1.839               --
                                                       2005      1.341          1.472               --
                                                       2004      1.180          1.341               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.833          1.954               --
                                                       2006      1.598          1.833               --
                                                       2005      1.526          1.598               --
                                                       2004      1.236          1.526               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.259          1.338               --
                                                       2005      1.184          1.259               --
                                                       2004      1.136          1.184               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.243          1.304               --
                                                       2005      1.217          1.243               --
                                                       2004      1.132          1.217               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.244          1.280               --
                                                       2005      1.170          1.244               --
                                                       2004      1.123          1.170               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.019               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.086               --
                                                       2005      1.000          1.051               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.128               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.046               --
                                                       2005      1.011          1.028               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.026          1.015               --
                                                       2005      1.035          1.026           20,698
                                                       2004      1.029          1.035           20,698
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.353          1.434               --
                                                       2005      1.235          1.353               --
                                                       2004      1.089          1.235               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.273          1.344               --
                                                       2005      1.263          1.273            3,253
                                                       2004      1.131          1.263               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.184          1.220               --
                                                       2005      1.176          1.184               --
                                                       2004      1.078          1.176               --
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.163          1.254               --
                                                       2005      1.116          1.163               --
                                                       2004      0.972          1.116               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.405          1.611               --
                                                       2005      1.311          1.405            1,469
                                                       2004      1.158          1.311               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.270          1.345               --
                                                       2005      1.225          1.270            1,959
                                                       2004      1.126          1.225              164
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088               --
                                                       2005      1.000          1.036               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114               --
                                                       2005      1.090          1.105               --
                                                       2004      0.982          1.090               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.201          1.251               --
                                                       2005      1.203          1.201               --
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.277               --
                                                       2005      1.000          1.111               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.267               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.209          1.252               --
                                                       2005      1.146          1.209               --
                                                       2004      1.128          1.146               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.240          1.419           25,165
                                                       2006      1.233          1.240           29,606
                                                       2005      1.167          1.233           29,606
                                                       2004      1.115          1.167           29,606
                                                       2003      1.000          1.115               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249           24,523
                                                       2004      1.120          1.220            4,812
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955          202,396
                                                       2006      1.474          1.738          206,289
                                                       2005      1.319          1.474          178,975
                                                       2004      1.187          1.319           99,580
                                                       2003      1.000          1.187           75,501

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          395,960
                                                       2006      1.440          1.554          394,098
                                                       2005      1.266          1.440          390,697
                                                       2004      1.149          1.266          222,148
                                                       2003      1.000          1.149           87,646

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          245,074
                                                       2006      1.284          1.449          242,898
                                                       2005      1.239          1.284          226,936
                                                       2004      1.147          1.239          125,019
                                                       2003      1.000          1.147           87,906

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551           73,784
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295           12,858
                                                       2004      1.074          1.201               --
                                                       2003      0.996          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439               --
                                                       2005      1.199          1.293           19,763
                                                       2004      1.067          1.199               --
                                                       2003      1.016          1.067               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.611          1.854          107,718
                                                       2006      1.474          1.611           96,234
                                                       2005      1.288          1.474          105,425
                                                       2004      1.141          1.288               --
                                                       2003      1.000          1.141               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.860          2.101           38,451
                                                       2006      1.690          1.860           17,859
                                                       2005      1.462          1.690           20,828
                                                       2004      1.198          1.462            4,757
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.193          1.212           84,477
                                                       2006      1.031          1.193           69,555
                                                       2005      0.984          1.031           70,308

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548          122,217
                                                       2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334          122,543
                                                       2004      1.117          1.232            8,209
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044           15,261
                                                       2006      1.924          2.414           11,817
                                                       2005      1.542          1.924           12,852
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979          117,193
                                                       2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.639          1.954              193
                                                       2006      1.478          1.639              193
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344           62,492
                                                       2004      1.173          1.320               --
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269               --
                                                       2005      1.160          1.207               --
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.415          102,982
                                                       2006      1.337          1.424           95,681
                                                       2005      1.223          1.337           64,036
                                                       2004      1.136          1.223           54,911
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.369          1.453           26,682
                                                       2006      1.218          1.369           26,682
                                                       2005      1.192          1.218           26,682
                                                       2004      1.119          1.192           26,682
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343           46,627

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          607,987
                                                       2006      1.143          1.237          626,159
                                                       2005      1.120          1.143          371,853
                                                       2004      1.089          1.120          186,971
                                                       2003      1.000          1.089            1,107

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348          334,045
                                                       2006      1.215          1.352          443,644
                                                       2005      1.179          1.215          526,827
                                                       2004      1.129          1.179          838,573
                                                       2003      1.000          1.129          120,387

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.258          1.312           20,726
                                                       2006      1.090          1.258           21,440
                                                       2005      1.115          1.090           21,979
                                                       2004      1.101          1.115           57,419
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442            3,571
                                                       2006      1.245          1.403            3,933
                                                       2005      1.219          1.245            3,933
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.453          1.441           74,293
                                                       2006      1.271          1.453           40,560
                                                       2005      1.238          1.271           41,533
                                                       2004      1.169          1.238           25,340
                                                       2003      1.000          1.169            2,903

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           18,818
                                                       2006      1.284          1.449           71,149
                                                       2005      1.231          1.284          102,069
                                                       2004      1.140          1.231          121,998
                                                       2003      1.000          1.140               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.212          1.250           12,773
                                                       2006      1.183          1.212           12,773
                                                       2005      1.148          1.183           12,773
                                                       2004      1.169          1.148           46,877
                                                       2003      1.000          1.169               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.494          1.567           21,320
                                                       2006      1.328          1.494           22,751
                                                       2005      1.252          1.328           23,642
                                                       2004      1.158          1.252           23,009
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308           49,911
                                                       2005      1.173          1.189           54,027
                                                       2004      1.122          1.173          193,059
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703           13,190
                                                       2006      1.432          1.581           11,063
                                                       2005      1.394          1.432           11,063
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           29,487
                                                       2006      0.990          1.010           35,282
                                                       2005      0.988          0.990           33,655
                                                       2004      0.997          0.988           31,864
                                                       2003      1.000          0.997            2,406

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.145          1.144           13,020
                                                       2006      1.110          1.145           13,020
                                                       2005      1.105          1.110           13,020
                                                       2004      1.057          1.105            9,845
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.301          1.277           50,984
                                                       2006      1.197          1.301           57,888
                                                       2005      1.191          1.197           57,438
                                                       2004      1.101          1.191           43,116
                                                       2003      1.000          1.101            2,546

  LMPVIT Money Market Subaccount (11/99).............  2007      1.013          1.040           68,075
                                                       2006      0.989          1.013           72,872
                                                       2005      0.982          0.989           78,034
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587            2,100
                                                       2005      1.397          1.436            1,912
                                                       2004      1.234          1.397            1,478
                                                       2003      1.000          1.234            1,397

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462               --
                                                       2005      1.241          1.264           37,563
                                                       2004      1.170          1.241           37,563
                                                       2003      1.000          1.170               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           95,093
                                                       2005      1.258          1.272          102,438
                                                       2004      1.140          1.258               --
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           81,354
                                                       2005      1.404          1.488           85,822
                                                       2004      1.156          1.404           25,827
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.306               --
                                                       2006      1.268          1.347               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.774          1.722           88,740
                                                       2006      1.615          1.774           60,876

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          2.000           62,425
                                                       2006      1.532          1.565           68,066

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.245          1.100               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089          301,075
                                                       2006      1.001          1.072          196,128

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052          108,317
                                                       2006      1.002          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.264          1.379               --
                                                       2006      1.278          1.264               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458           88,542
                                                       2006      1.256          1.384           92,720

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014           22,429
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           34,245

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.259               --
                                                       2006      1.089          1.142               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.203            7,102
                                                       2006      1.116          1.153            7,102

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974          101,972
                                                       2006      1.003          1.025           86,232

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.093            6,810
                                                       2006      1.017          1.052            6,810

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362               --
                                                       2006      1.308          1.337               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074               --
                                                       2006      1.002          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329          165,820
                                                       2006      1.223          1.303          256,940

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.047          1.090           18,153
                                                       2006      0.996          1.047           18,153

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           34,618
                                                       2005      1.115          1.115           36,177
                                                       2004      1.046          1.115           24,973
                                                       2003      1.000          1.046            4,700

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143          337,157
                                                       2006      1.056          1.073          356,978
                                                       2005      1.052          1.056          359,661
                                                       2004      1.024          1.052          191,473
                                                       2003      1.000          1.024           10,207

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839           13,289
                                                       2005      1.528          1.601           13,871
                                                       2004      1.236          1.528            1,314
                                                       2003      1.000          1.236            1,436

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246               --
                                                       2004      1.132          1.218               --
                                                       2003      1.000          1.132               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.106          1.174               --
                                                       2005      1.045          1.106               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.020               --
                                                       2005      1.000          1.017               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.051          1.087               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.084          1.129               --
                                                       2005      1.017          1.084               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.047               --
                                                       2005      1.011          1.028               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            6,810
                                                       2004      1.029          1.036            5,115
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          262,473
                                                       2004      1.078          1.177          104,798
                                                       2003      1.000          1.078           81,699

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164           97,398
                                                       2004      0.972          1.117               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408           63,679
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273           24,893
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.089               --
                                                       2005      1.000          1.036               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116               --
                                                       2005      1.091          1.107            7,102
                                                       2004      0.982          1.091               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.112          1.278               --
                                                       2005      1.000          1.112               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268               --
                                                       2005      1.005          1.107               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212           20,157
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.244          1.425            3,859
                                                       2006      1.236          1.244            3,855
                                                       2005      1.169          1.236            3,267
                                                       2004      1.115          1.169            3,336
                                                       2003      1.000          1.115            2,893




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.380          1.440                 --
                                                       2005      1.349          1.380          1,344,238
                                                       2004      1.241          1.349          1,236,732
                                                       2003      0.960          1.241            854,793
                                                       2002      1.000          0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.360          1.321                 --
                                                       2005      1.211          1.360            468,337
                                                       2004      1.143          1.211            459,945
                                                       2003      0.948          1.143            168,663
                                                       2002      1.000          0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.898          2.131          5,003,635
                                                       2006      1.612          1.898          5,800,969
                                                       2005      1.445          1.612          6,040,065
                                                       2004      1.302          1.445          5,306,790
                                                       2003      0.984          1.302          2,711,712
                                                       2002      1.000          0.984                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.730          1.901         13,986,809
                                                       2006      1.606          1.730         18,281,097
                                                       2005      1.413          1.606         20,721,963
                                                       2004      1.285          1.413         18,572,237
                                                       2003      0.960          1.285         10,866,088
                                                       2002      1.000          0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.582          1.625         15,335,981
                                                       2006      1.404          1.582         20,782,470
                                                       2005      1.357          1.404         24,301,428
                                                       2004      1.257          1.357         22,621,936
                                                       2003      0.971          1.257         13,557,952
                                                       2002      1.000          0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.597          1.577                 --
                                                       2005      1.382          1.597            178,408
                                                       2004      1.183          1.382             70,171
                                                       2003      0.968          1.183             62,961
                                                       2002      1.000          0.968                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.773          2.300                 --
                                                       2005      1.692          1.773            636,759
                                                       2004      1.317          1.692            544,495
                                                       2003      1.005          1.317            376,157
                                                       2002      1.000          1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401                 --
                                                       2005      1.199          1.291            526,467
                                                       2004      1.073          1.199            434,954
                                                       2003      1.000          1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433                 --
                                                       2005      1.197          1.289            593,796
                                                       2004      1.067          1.197            372,299
                                                       2003      1.000          1.067             10,036

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.749          2.010          2,049,441
                                                       2006      1.603          1.749          2,570,198
                                                       2005      1.403          1.603          2,800,005
                                                       2004      1.244          1.403          2,137,831
                                                       2003      0.991          1.244          1,545,964
                                                       2002      1.000          0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.061          2.324          2,416,516
                                                       2006      1.875          2.061          3,138,337
                                                       2005      1.625          1.875          3,596,046
                                                       2004      1.333          1.625          3,135,990
                                                       2003      0.986          1.333          1,911,507
                                                       2002      1.000          0.986                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.190          1.207          1,543,101
                                                       2006      1.030          1.190            882,488
                                                       2005      0.984          1.030            535,471

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.543          1.678          1,650,186
                                                       2006      1.452          1.543          2,136,420
                                                       2005      1.417          1.452          2,752,422
                                                       2004      1.300          1.417          2,926,013
                                                       2003      0.969          1.300          2,045,532
                                                       2002      1.000          0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.448          1.676                 --
                                                       2005      1.340          1.448          6,323,482
                                                       2004      1.217          1.340          5,186,994
                                                       2003      0.994          1.217          3,312,164
                                                       2002      1.000          0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.740          3.450            827,068
                                                       2006      2.188          2.740            975,031
                                                       2005      1.756          2.188          1,150,213
                                                       2004      1.440          1.756            862,804
                                                       2003      1.000          1.440            368,517

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.895          2.139          2,694,952
                                                       2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.524          1.815                 --
                                                       2005      1.431          1.524            923,889
                                                       2004      1.262          1.431            431,766
                                                       2003      0.976          1.262             87,223
                                                       2002      1.000          0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.851          2.203            231,509
                                                       2006      1.671          1.851            256,336
                                                       2005      1.525          1.671            325,878
                                                       2004      1.295          1.525            302,452
                                                       2003      0.983          1.295            210,735
                                                       2002      1.000          0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.517          1.693                 --
                                                       2005      1.492          1.517            808,709
                                                       2004      1.328          1.492            733,265
                                                       2003      1.000          1.328            316,143

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.383          1.469                 --
                                                       2006      1.318          1.383            433,647
                                                       2005      1.268          1.318            415,196
                                                       2004      1.260          1.268            418,070
                                                       2003      0.960          1.260            343,672
                                                       2002      1.000          0.960                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.561          1.549          7,883,916
                                                       2006      1.467          1.561         10,877,430
                                                       2005      1.344          1.467         14,276,616
                                                       2004      1.250          1.344         13,826,694
                                                       2003      0.951          1.250          8,499,681
                                                       2002      1.000          0.951                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.448          1.535          3,101,689
                                                       2006      1.290          1.448          4,498,552
                                                       2005      1.265          1.290          5,498,706
                                                       2004      1.190          1.265          5,459,813
                                                       2003      0.977          1.190          3,761,358
                                                       2002      1.000          0.977                 --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.447          1.443          2,311,268

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.320          1.360         16,154,435
                                                       2006      1.222          1.320         22,674,396
                                                       2005      1.199          1.222         33,731,401
                                                       2004      1.168          1.199         36,358,325
                                                       2003      0.979          1.168         21,544,810
                                                       2002      1.000          0.979                 --

  LMPVET Capital Subaccount (10/02)..................  2007      1.485          1.479         23,798,075
                                                       2006      1.337          1.485         32,001,511
                                                       2005      1.299          1.337         43,926,576
                                                       2004      1.245          1.299         46,071,792
                                                       2003      0.969          1.245         27,451,413
                                                       2002      1.000          0.969                 --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.323          1.376            685,333
                                                       2006      1.147          1.323            769,482
                                                       2005      1.175          1.147            958,647
                                                       2004      1.163          1.175          1,090,467
                                                       2003      0.963          1.163            803,964
                                                       2002      1.000          0.963                 --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.493          1.532          2,327,074
                                                       2006      1.327          1.493          2,504,987
                                                       2005      1.302          1.327          3,053,694
                                                       2004      1.208          1.302          2,973,725
                                                       2003      0.967          1.208          2,335,616
                                                       2002      1.000          0.967                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.621          1.605          5,380,875
                                                       2006      1.419          1.621          5,899,451
                                                       2005      1.385          1.419          7,877,497
                                                       2004      1.309          1.385          7,968,858
                                                       2003      0.966          1.309          5,155,503
                                                       2002      1.000          0.966                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.566          1.606          4,649,611
                                                       2006      1.390          1.566          6,002,840
                                                       2005      1.335          1.390          6,579,990
                                                       2004      1.238          1.335          6,146,467
                                                       2003      0.962          1.238          2,247,747
                                                       2002      1.000          0.962                 --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.612          1.637            896,840
                                                       2006      1.394          1.612          1,272,625
                                                       2005      1.338          1.394          2,512,286
                                                       2004      1.240          1.338          2,820,016
                                                       2003      0.958          1.240          1,330,720
                                                       2002      1.000          0.958                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.409          1.451          3,430,766
                                                       2006      1.378          1.409          4,426,285
                                                       2005      1.339          1.378          5,680,350
                                                       2004      1.365          1.339          6,645,934
                                                       2003      0.946          1.365          5,833,245
                                                       2002      1.000          0.946                 --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.591          1.666          1,535,792
                                                       2006      1.417          1.591          2,036,725
                                                       2005      1.338          1.417          2,346,996
                                                       2004      1.239          1.338          2,431,535
                                                       2003      0.977          1.239          1,359,130
                                                       2002      1.000          0.977                 --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.407          1.425                 --
                                                       2006      1.282          1.407          2,933,449
                                                       2005      1.266          1.282          3,977,421
                                                       2004      1.213          1.266          4,007,483
                                                       2003      0.961          1.213          2,004,819
                                                       2002      1.000          0.961                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.797          1.933          1,145,958
                                                       2006      1.630          1.797          1,035,131
                                                       2005      1.589          1.630          2,239,133
                                                       2004      1.412          1.589          1,763,283
                                                       2003      0.970          1.412            943,187
                                                       2002      1.000          0.970                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            959,650
                                                       2006      0.987          1.005          1,820,690
                                                       2005      0.986          0.987          2,056,662
                                                       2004      0.997          0.986          1,044,555
                                                       2003      1.000          0.997            143,635

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.190          1.187          1,675,206
                                                       2006      1.155          1.190          2,077,266
                                                       2005      1.152          1.155          2,949,751
                                                       2004      1.103          1.152          3,285,089
                                                       2003      1.010          1.103          2,322,848
                                                       2002      1.000          1.010                 --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.476          1.448          2,817,833
                                                       2006      1.361          1.476          4,612,855
                                                       2005      1.356          1.361          6,386,240
                                                       2004      1.256          1.356          7,788,209
                                                       2003      1.007          1.256          6,592,357
                                                       2002      1.000          1.007                 --

  LMPVIT Money Market Subaccount (11/99).............  2007      0.998          1.023          5,540,023
                                                       2006      0.975          0.998          4,229,317
                                                       2005      0.970          0.975          4,465,139
                                                       2004      0.984          0.970          4,211,420
                                                       2003      0.999          0.984          1,823,049
                                                       2002      1.000          0.999                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.731          1.844                 --
                                                       2006      1.568          1.731            642,308
                                                       2005      1.529          1.568          1,925,628
                                                       2004      1.353          1.529          1,431,235
                                                       2003      0.974          1.353          1,932,845
                                                       2002      1.000          0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.624          1.700                 --
                                                       2006      1.406          1.624          1,686,838
                                                       2005      1.382          1.406          2,300,359
                                                       2004      1.305          1.382          3,268,365
                                                       2003      0.960          1.305          1,724,848
                                                       2002      1.000          0.960                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.578          1.636                 --
                                                       2006      1.376          1.578          3,575,243
                                                       2005      1.363          1.376          4,573,722
                                                       2004      1.237          1.363          4,464,326
                                                       2003      1.000          1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.764          1.940                 (2)
                                                       2006      1.608          1.764          3,681,763
                                                       2005      1.519          1.608          4,969,282
                                                       2004      1.252          1.519          4,181,113
                                                       2003      1.000          1.252          1,952,789

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.599          1.673                 --
                                                       2006      1.516          1.599            283,349

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.659          1.664            228,956

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.301            113,043
                                                       2006      1.266          1.344            107,778

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.919          1.860          1,738,646
                                                       2006      1.749          1.919          1,801,813

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.610          2.054            193,495
                                                       2006      1.577          1.610            104,121

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.242          1.095             93,880

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.086          8,790,620
                                                       2006      1.001          1.071          8,273,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          4,672,125
                                                       2006      1.002          1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.414          1.548            261,032
                                                       2006      1.438          1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.261          1.373             12,513
                                                       2006      1.276          1.261              5,594

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.090          2.185            506,932

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450            658,462
                                                       2006      1.252          1.378            710,817

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012          1,015,772
                                                       2006      1.003          1.215          1,398,702

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.115          1.175          2,868,065

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.544          1.585            270,022
                                                       2006      1.443          1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.140          1.256                 --
                                                       2006      1.088          1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.197            902,469
                                                       2006      1.113          1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971          3,155,306
                                                       2006      1.003          1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.506          1.773            405,182
                                                       2006      1.549          1.506            542,114

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.095          1.136          2,591,963
                                                       2006      1.059          1.095          3,074,482

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.347          1.315            112,072
                                                       2006      1.316          1.347            123,841

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.353          1.375            717,767
                                                       2006      1.341          1.353            795,413

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.445          1.470          1,919,842
                                                       2006      1.414          1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066            297,273
                                                       2006      1.002          1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071            863,890
                                                       2006      1.001          1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070             81,491
                                                       2006      1.002          1.045             83,828

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071          2,539,014
                                                       2006      1.002          1.050          2,101,220

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          1,908,353
                                                       2006      1.002          1.055          1,022,330

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.351          1.376          9,298,266
                                                       2006      1.269          1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.087          1,900,882
                                                       2006      0.996          1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            616,558
                                                       2006      0.998          1.064            762,350

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.091          1.110                 --
                                                       2006      1.108          1.091          3,655,869
                                                       2005      1.110          1.108          5,187,938
                                                       2004      1.042          1.110          4,627,736
                                                       2003      1.000          1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.084          1.152         10,762,990
                                                       2006      1.067          1.084         14,104,668
                                                       2005      1.066          1.067         18,327,374
                                                       2004      1.039          1.066         16,972,145
                                                       2003      1.012          1.039         11,776,640
                                                       2002      1.000          1.012                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.945          2.101                 --
                                                       2006      1.557          1.945            613,728
                                                       2005      1.420          1.557            684,925
                                                       2004      1.249          1.420            694,523
                                                       2003      0.994          1.249            639,013
                                                       2002      1.000          0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.117          2.256                 --
                                                       2006      1.846          2.117            919,366
                                                       2005      1.764          1.846          1,216,084
                                                       2004      1.429          1.764          1,053,707
                                                       2003      0.977          1.429            798,826
                                                       2002      1.000          0.977                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.353          1.438                 --
                                                       2005      1.273          1.353            426,620
                                                       2004      1.222          1.273            440,506
                                                       2003      0.967          1.222            259,207
                                                       2002      1.000          0.967                 --

  Travelers Equity Income Subaccount (11/99).........  2006      1.349          1.414                 --
                                                       2005      1.320          1.349          3,382,218
                                                       2004      1.229          1.320          3,622,957
                                                       2003      0.958          1.229          2,689,774
                                                       2002      1.000          0.958                 --

  Travelers Large Cap Subaccount (11/99).............  2006      1.304          1.341                 --
                                                       2005      1.227          1.304            657,890
                                                       2004      1.178          1.227            684,784
                                                       2003      0.966          1.178            533,101
                                                       2002      1.000          0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.173                 --
                                                       2005      1.045          1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.017          1.018                 --
                                                       2005      1.000          1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.086                 --
                                                       2005      1.000          1.050          1,072,581

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127                 --
                                                       2005      1.017          1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.028          1.045                 --
                                                       2005      1.010          1.028                 --

  Travelers Managed Income Subaccount (11/99)........  2006      1.072          1.059                 --
                                                       2005      1.081          1.072          3,736,527
                                                       2004      1.075          1.081          4,402,977
                                                       2003      1.014          1.075          3,045,120
                                                       2002      1.000          1.014                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.431          1.516                 --
                                                       2005      1.306          1.431            361,918
                                                       2004      1.153          1.306            402,434
                                                       2003      0.973          1.153            231,169
                                                       2002      1.000          0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.467          1.549                 --
                                                       2005      1.456          1.467            655,157
                                                       2004      1.305          1.456            309,694
                                                       2003      0.974          1.305            225,887
                                                       2002      1.000          0.974                 --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.232          1.269                 --
                                                       2005      1.224          1.232         14,704,878
                                                       2004      1.123          1.224         13,582,482
                                                       2003      0.986          1.123          8,894,291
                                                       2002      1.000          0.986                 --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.162          1.252                 --
                                                       2005      1.116          1.162            648,332
                                                       2004      0.972          1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.526          1.749                 --
                                                       2005      1.425          1.526          1,911,295
                                                       2004      1.259          1.425          1,619,278
                                                       2003      1.001          1.259            577,731
                                                       2002      1.000          1.001                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.363          1.443                 --
                                                       2005      1.315          1.363            402,347
                                                       2004      1.210          1.315            411,090
                                                       2003      1.000          1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.036          1.088                 --
                                                       2005      1.000          1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113                 --
                                                       2005      1.089          1.104            385,841
                                                       2004      0.982          1.089             89,761

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.351          1.407                 --
                                                       2005      1.354          1.351            471,329
                                                       2004      1.256          1.354            494,070
                                                       2003      0.969          1.256            432,677
                                                       2002      1.000          0.969                 --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.111          1.276                 --
                                                       2005      1.000          1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266                 --
                                                       2005      1.005          1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.270          1.316                 --
                                                       2005      1.205          1.270            115,076
                                                       2004      1.186          1.205            112,791
                                                       2003      0.966          1.186            100,752
                                                       2002      1.000          0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.327          1.517            340,550
                                                       2006      1.319          1.327            451,467
                                                       2005      1.250          1.319            507,517
                                                       2004      1.195          1.250            506,602
                                                       2003      0.959          1.195            456,247
                                                       2002      1.000          0.959                 --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.008          1.051               --
                                                       2005      1.000          1.008               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.155          1.121               --
                                                       2005      1.000          1.155               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.314          1.474           12,281
                                                       2006      1.116          1.314           12,281
                                                       2005      1.000          1.116           12,281

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.231          1.351           12,265
                                                       2006      1.143          1.231           12,974
                                                       2005      1.000          1.143           12,637

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.169          1.200           28,572
                                                       2006      1.039          1.169           28,572
                                                       2005      1.000          1.039           28,572

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.165          1.150               --
                                                       2005      1.000          1.165               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.083          1.404               --
                                                       2005      1.000          1.083           14,479

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.076          1.168               --
                                                       2005      1.000          1.076               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.102          1.226               --
                                                       2005      1.000          1.102               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.234          1.417            5,986
                                                       2006      1.132          1.234            5,986
                                                       2005      1.000          1.132            5,986

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.250          1.408               --
                                                       2006      1.138          1.250               --
                                                       2005      1.000          1.138               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.189          1.206               --
                                                       2006      1.029          1.189               --
                                                       2005      0.984          1.029               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.079          1.248               --
                                                       2005      1.000          1.079           12,249

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.511          1.902               --
                                                       2006      1.207          1.511               --
                                                       2005      1.000          1.207               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.271          1.434           52,322
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.061          1.263               --
                                                       2005      1.000          1.061               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.221          1.453               --
                                                       2006      1.103          1.221               --
                                                       2005      1.000          1.103               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.028          1.147               --
                                                       2005      1.000          1.028               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.093          1.161               --
                                                       2006      1.042          1.093               --
                                                       2005      1.000          1.042               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.177          1.167               --
                                                       2006      1.107          1.177               --
                                                       2005      1.000          1.107               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.136          1.204               --
                                                       2006      1.013          1.136               --
                                                       2005      1.000          1.013               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.147          1.144               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.110          1.143               --
                                                       2006      1.028          1.110               --
                                                       2005      1.000          1.028               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.157          1.152               --
                                                       2006      1.042          1.157               --
                                                       2005      1.000          1.042               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.127          1.173               --
                                                       2006      0.978          1.127               --
                                                       2005      1.000          0.978               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.153          1.183               --
                                                       2006      1.025          1.153               --
                                                       2005      1.000          1.025               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.185          1.173           50,638
                                                       2006      1.038          1.185               --
                                                       2005      1.000          1.038               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.185          1.215               --
                                                       2006      1.052          1.185               --
                                                       2005      1.000          1.052               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.208          1.226               --
                                                       2006      1.045          1.208               --
                                                       2005      1.000          1.045               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.077          1.109               --
                                                       2006      1.054          1.077               --
                                                       2005      1.000          1.054               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.199          1.255               --
                                                       2006      1.068          1.199               --
                                                       2005      1.000          1.068               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.116          1.130               --
                                                       2006      1.017          1.116               --
                                                       2005      1.000          1.017               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.183          1.272               --
                                                       2006      1.074          1.183               --
                                                       2005      1.000          1.074               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.008               --
                                                       2006      1.000          1.018               --
                                                       2005      1.000          1.000               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.024          1.021               --
                                                       2006      0.994          1.024               --
                                                       2005      1.000          0.994               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.081          1.059               --
                                                       2006      0.996          1.081               --
                                                       2005      1.000          0.996               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.028          1.054               --
                                                       2006      1.005          1.028               --
                                                       2005      1.000          1.005               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.185          1.262               --
                                                       2006      1.074          1.185               --
                                                       2005      1.000          1.074               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.192          1.248               --
                                                       2006      1.033          1.192               --
                                                       2005      1.000          1.033               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.173          1.216               --
                                                       2006      1.023          1.173               --
                                                       2005      1.000          1.023               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.176          1.294               --
                                                       2006      1.073          1.176               --
                                                       2005      1.000          1.073               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.215          1.272               --
                                                       2006      1.153          1.215               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.261          1.264               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.299               --
                                                       2006      1.266          1.343               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.341          1.299               --
                                                       2006      1.223          1.341               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.174          1.497               --
                                                       2006      1.150          1.174               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.240          1.094               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085           14,098
                                                       2006      1.001          1.071           14,098

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049               --
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.127          1.232               --
                                                       2006      1.146          1.127               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.260          1.371               --
                                                       2006      1.275          1.260               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.469          1.535               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.226          1.290               --
                                                       2006      1.115          1.226               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           17,665
                                                       2006      1.003          1.214           15,393

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      0.995          1.048               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.182          1.213               --
                                                       2006      1.104          1.182               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.254               --
                                                       2006      1.087          1.139               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.044          1.088           30,728
                                                       2006      1.013          1.044           30,710

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970               --
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.072          1.261               --
                                                       2006      1.103          1.072               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.008          1.045               --
                                                       2006      0.976          1.008               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.134          1.107               --
                                                       2006      1.108          1.134               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.114          1.131               --
                                                       2006      1.104          1.114               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.100          1.119               --
                                                       2006      1.077          1.100               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070           76,274
                                                       2006      1.002          1.054           76,274

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.104          1.124           28,496
                                                       2006      1.038          1.104           28,254

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.973          0.991               --
                                                       2006      0.989          0.973               --
                                                       2005      1.000          0.989               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.012          1.076               --
                                                       2006      0.998          1.012               --
                                                       2005      1.000          0.998               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.367          1.477               --
                                                       2006      1.095          1.367               --
                                                       2005      1.000          1.095               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.207          1.286               --
                                                       2006      1.053          1.207               --
                                                       2005      1.000          1.053               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.079          1.146               --
                                                       2005      1.000          1.079               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.028          1.077               --
                                                       2005      1.000          1.028               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.074          1.104               --
                                                       2005      1.000          1.074               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.105          1.172               --
                                                       2005      1.045          1.105               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.018               --
                                                       2005      1.000          1.016               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.127               --
                                                       2005      1.017          1.083           67,777

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027               --

  Travelers Managed Income Subaccount (11/99)........  2006      0.987          0.976               --
                                                       2005      1.000          0.987               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.089          1.153               --
                                                       2005      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.045          1.103               --
                                                       2005      1.000          1.045               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.008          1.038               --
                                                       2005      1.000          1.008           28,174

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.034          1.115               --
                                                       2005      1.000          1.034               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.067          1.223               --
                                                       2005      1.000          1.067               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.043          1.104               --
                                                       2005      1.000          1.043               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.005          1.013               --
                                                       2005      1.000          1.005           28,882

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.042          1.085               --
                                                       2005      1.000          1.042               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.266               --
                                                       2005      1.005          1.106               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.070          1.108               --
                                                       2005      1.000          1.070               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.079          1.233               --
                                                       2006      1.073          1.079               --
                                                       2005      1.000          1.073               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.242          1.295               --
                                                       2005      1.215          1.242           15,481
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.296          1.258               --
                                                       2005      1.155          1.296               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.724          1.933          288,274
                                                       2006      1.465          1.724          170,686
                                                       2005      1.315          1.465          138,800
                                                       2004      1.186          1.315            4,145
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.541          1.691          598,110
                                                       2006      1.432          1.541          756,627
                                                       2005      1.261          1.432          614,002
                                                       2004      1.148          1.261           23,636
                                                       2003      1.000          1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.437          1.474          682,992
                                                       2006      1.277          1.437          647,499
                                                       2005      1.235          1.277          511,616
                                                       2004      1.145          1.235            6,576
                                                       2003      1.000          1.145               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.541          1.522               --
                                                       2005      1.335          1.541            2,675
                                                       2004      1.143          1.335               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.534          1.987               --
                                                       2005      1.465          1.534           25,992
                                                       2004      1.142          1.465               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398               --
                                                       2005      1.197          1.289           13,773
                                                       2004      1.073          1.197               --
                                                       2003      0.996          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430               --
                                                       2005      1.195          1.286           71,362
                                                       2004      1.066          1.195            4,448
                                                       2003      1.016          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.598          1.834          283,744
                                                       2006      1.466          1.598          223,301
                                                       2005      1.284          1.466          226,642
                                                       2004      1.140          1.284               --
                                                       2003      1.000          1.140               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.844          2.078           41,849
                                                       2006      1.680          1.844           45,846
                                                       2005      1.457          1.680           48,387
                                                       2004      1.197          1.457               --
                                                       2003      1.000          1.197               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.188          1.204          219,247
                                                       2006      1.029          1.188           33,118
                                                       2005      0.984          1.029           10,894

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.410          1.531            7,579
                                                       2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.326          1.534               --
                                                       2005      1.228          1.326          130,228
                                                       2004      1.116          1.228               --
                                                       2003      1.000          1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.393          3.010           49,926
                                                       2006      1.913          2.393           49,845
                                                       2005      1.537          1.913           47,524
                                                       2004      1.261          1.537            2,013
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.736          1.957          217,252
                                                       2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.398          1.663               --
                                                       2005      1.315          1.398           38,096
                                                       2004      1.160          1.315               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.626          1.933            5,354
                                                       2006      1.469          1.626            5,354
                                                       2005      1.342          1.469            5,354
                                                       2004      1.140          1.342               --
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.336          1.490               --
                                                       2005      1.315          1.336           53,321
                                                       2004      1.172          1.315               --
                                                       2003      1.000          1.172               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.258          1.336               --
                                                       2006      1.200          1.258               --
                                                       2005      1.156          1.200               --
                                                       2004      1.150          1.156               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.412          1.400          454,778
                                                       2006      1.329          1.412          459,914
                                                       2005      1.219          1.329          495,738
                                                       2004      1.135          1.219           19,728
                                                       2003      1.000          1.135               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.358          1.438          304,880
                                                       2006      1.211          1.358          314,558
                                                       2005      1.188          1.211          327,014
                                                       2004      1.118          1.188           32,527
                                                       2003      1.000          1.118               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.333          1.329           15,551

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.227          1.262          230,129
                                                       2006      1.136          1.227          184,184
                                                       2005      1.116          1.136          127,298
                                                       2004      1.088          1.116               --
                                                       2003      1.000          1.088               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.340          1.333          303,263
                                                       2006      1.208          1.340          309,389
                                                       2005      1.174          1.208          309,581
                                                       2004      1.128          1.174           32,596
                                                       2003      1.000          1.128               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.248          1.297           15,925
                                                       2006      1.083          1.248           16,417
                                                       2005      1.111          1.083           33,951
                                                       2004      1.100          1.111           18,420
                                                       2003      1.000          1.100               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.392          1.426               --
                                                       2006      1.237          1.392               --
                                                       2005      1.215          1.237               --
                                                       2004      1.129          1.215               --
                                                       2003      1.000          1.129               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.441          1.425           16,977
                                                       2006      1.263          1.441           34,287
                                                       2005      1.234          1.263          101,643
                                                       2004      1.167          1.234           34,333
                                                       2003      1.000          1.167               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.436          1.472          351,744
                                                       2006      1.276          1.436          351,744
                                                       2005      1.226          1.276          339,461
                                                       2004      1.139          1.226               --
                                                       2003      1.000          1.139               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.485          1.507          128,849
                                                       2006      1.285          1.485          132,038
                                                       2005      1.235          1.285          131,791
                                                       2004      1.146          1.235               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.202          1.236           74,046
                                                       2006      1.176          1.202          118,204
                                                       2005      1.144          1.176           64,894
                                                       2004      1.167          1.144           17,873
                                                       2003      1.000          1.167               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.481          1.550          104,182
                                                       2006      1.321          1.481          110,834
                                                       2005      1.248          1.321           95,001
                                                       2004      1.157          1.248               --
                                                       2003      1.000          1.157               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.297          1.313               --
                                                       2006      1.182          1.297           15,551
                                                       2005      1.169          1.182           15,551
                                                       2004      1.121          1.169               --
                                                       2003      1.000          1.121               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.568          1.684            6,306
                                                       2006      1.423          1.568            2,545
                                                       2005      1.389          1.423            2,675
                                                       2004      1.235          1.389               --
                                                       2003      1.000          1.235               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.001          0.991           40,090
                                                       2006      0.985          1.001           38,704
                                                       2005      0.985          0.985           38,446
                                                       2004      0.997          0.985           21,345
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.136          1.131               --
                                                       2006      1.103          1.136            3,078
                                                       2005      1.101          1.103           31,859
                                                       2004      1.056          1.101            2,754
                                                       2003      1.000          1.056               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.290          1.263          174,813
                                                       2006      1.190          1.290          333,905
                                                       2005      1.187          1.190          216,001
                                                       2004      1.100          1.187               --
                                                       2003      1.000          1.100               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.004          1.029          578,684
                                                       2006      0.983          1.004          578,691
                                                       2005      0.978          0.983           19,548
                                                       2004      0.993          0.978               --
                                                       2003      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.574          1.675               --
                                                       2006      1.427          1.574            3,743
                                                       2005      1.393          1.427            9,431
                                                       2004      1.233          1.393               --
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.450          1.517               --
                                                       2006      1.257          1.450               --
                                                       2005      1.236          1.257               --
                                                       2004      1.169          1.236               --
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.448          1.501               --
                                                       2006      1.264          1.448           72,012
                                                       2005      1.253          1.264           64,314
                                                       2004      1.139          1.253           17,389
                                                       2003      1.000          1.139               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.621          1.783               --
                                                       2006      1.479          1.621          143,409
                                                       2005      1.399          1.479          164,595
                                                       2004      1.155          1.399            4,197
                                                       2003      1.000          1.155               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.505          1.574               --
                                                       2006      1.428          1.505               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.561          1.565               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.298           24,743
                                                       2006      1.265          1.342           13,100

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.759          1.703            4,905
                                                       2006      1.604          1.759           12,575

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.552          1.978           50,537
                                                       2006      1.522          1.552           44,328

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.239          1.092           28,876

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.084          454,045
                                                       2006      1.001          1.070          409,818

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048          198,530
                                                       2006      1.002          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.310          1.432               --
                                                       2006      1.333          1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.259          1.370            8,481
                                                       2006      1.275          1.259            8,483

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.966          2.054               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.374          1.445           42,730
                                                       2006      1.250          1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010           28,453
                                                       2006      1.003          1.214           43,448

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.114          1.174           66,024

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.433          1.469               --
                                                       2006      1.339          1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.138          1.253               --
                                                       2006      1.087          1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.145          1.192          223,961
                                                       2006      1.111          1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970          230,578
                                                       2006      1.003          1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.301          1.530           34,522
                                                       2006      1.339          1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.043          1.082            1,125
                                                       2006      1.010          1.043           27,122

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.276          1.245              953
                                                       2006      1.247          1.276              956

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.285          1.305            3,406
                                                       2006      1.274          1.285           42,841

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.326          1.348           23,216
                                                       2006      1.299          1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064           14,451
                                                       2006      1.002          1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069           48,407
                                                       2006      1.002          1.044           47,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069           95,797
                                                       2006      1.002          1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          105,914
                                                       2006      1.002          1.054          105,935

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.292          1.315          204,335
                                                       2006      1.215          1.292          374,296

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.046          1.085           81,028
                                                       2006      0.996          1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.090          1.109               --
                                                       2006      1.108          1.090           65,739
                                                       2005      1.111          1.108           61,897
                                                       2004      1.045          1.111            9,080
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.064          1.130          624,178
                                                       2006      1.049          1.064          646,122
                                                       2005      1.048          1.049          500,643
                                                       2004      1.023          1.048           14,843
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.830          1.976               --
                                                       2006      1.467          1.830               --
                                                       2005      1.338          1.467               --
                                                       2004      1.179          1.338               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.824          1.943               --
                                                       2006      1.592          1.824           42,921
                                                       2005      1.523          1.592           43,597
                                                       2004      1.235          1.523               --
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.255          1.333               --
                                                       2005      1.181          1.255               --
                                                       2004      1.135          1.181               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.239          1.299               --
                                                       2005      1.214          1.239           97,181
                                                       2004      1.131          1.214            2,409
                                                       2003      1.000          1.131               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.240          1.274               --
                                                       2005      1.168          1.240            3,548
                                                       2004      1.122          1.168            2,527
                                                       2003      1.000          1.122               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171               --
                                                       2005      1.044          1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017               --
                                                       2005      1.000          1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.050          1.085               --
                                                       2005      1.000          1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.083          1.126               --
                                                       2005      1.017          1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.045               --
                                                       2005      1.010          1.027           37,182

  Travelers Managed Income Subaccount (11/99)........  2006      1.023          1.010               --
                                                       2005      1.033          1.023           25,576
                                                       2004      1.028          1.033           23,953
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.349          1.428               --
                                                       2005      1.232          1.349               --
                                                       2004      1.088          1.232               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.269          1.339               --
                                                       2005      1.260          1.269           33,475
                                                       2004      1.131          1.260               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.180          1.215               --
                                                       2005      1.173          1.180          164,360
                                                       2004      1.077          1.173               --
                                                       2003      1.000          1.077               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.160          1.250               --
                                                       2005      1.115          1.160           49,291
                                                       2004      0.972          1.115              233

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.400          1.604               --
                                                       2005      1.308          1.400            8,503
                                                       2004      1.157          1.308               --
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.265          1.339               --
                                                       2005      1.222          1.265               --
                                                       2004      1.126          1.222               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.087               --
                                                       2005      1.000          1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111               --
                                                       2005      1.089          1.102           44,273
                                                       2004      0.982          1.089               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.197          1.246               --
                                                       2005      1.201          1.197               --
                                                       2004      1.115          1.201               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.275               --
                                                       2005      1.000          1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.265               --
                                                       2005      1.005          1.106           13,105

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.205          1.247               --
                                                       2005      1.144          1.205              327
                                                       2004      1.127          1.144               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.234          1.410               --
                                                       2006      1.228          1.234               --
                                                       2005      1.165          1.228               --
                                                       2004      1.114          1.165               --
                                                       2003      1.000          1.114               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293                --
                                                       2005      1.215          1.240            40,440
                                                       2004      1.119          1.215            35,600
                                                       2003      1.000          1.119             2,538

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256                --
                                                       2005      1.155          1.295            54,924
                                                       2004      1.092          1.155            54,931
                                                       2003      1.000          1.092            54,932

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.721          1.929            83,609
                                                       2006      1.464          1.721           120,941
                                                       2005      1.314          1.464            98,321
                                                       2004      1.186          1.314            90,750
                                                       2003      1.000          1.186            42,498

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.539          1.687           363,378
                                                       2006      1.430          1.539           435,610
                                                       2005      1.260          1.430           390,930
                                                       2004      1.148          1.260           390,357
                                                       2003      1.000          1.148            77,164

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.434          1.471           410,137
                                                       2006      1.275          1.434           557,471
                                                       2005      1.234          1.275           600,053
                                                       2004      1.145          1.234           571,443
                                                       2003      1.000          1.145           266,304

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.540          1.519                --
                                                       2005      1.334          1.540                --
                                                       2004      1.143          1.334                --
                                                       2003      1.000          1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.532          1.984                --
                                                       2005      1.464          1.532             1,439
                                                       2004      1.142          1.464                --
                                                       2003      1.000          1.142                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396                --
                                                       2005      1.197          1.287             8,983
                                                       2004      1.073          1.197               768
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428                --
                                                       2005      1.195          1.284            31,033
                                                       2004      1.066          1.195            32,246
                                                       2003      1.000          1.066                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.595          1.830             9,698
                                                       2006      1.464          1.595             9,700
                                                       2005      1.283          1.464            21,047
                                                       2004      1.139          1.283            12,533
                                                       2003      1.000          1.139            12,030

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.841          2.073             7,441
                                                       2006      1.678          1.841            21,853
                                                       2005      1.456          1.678            21,858
                                                       2004      1.196          1.456            20,420
                                                       2003      1.000          1.196            14,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.187          1.203             1,728
                                                       2006      1.028          1.187                --
                                                       2005      0.984          1.028                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.407          1.528            13,131
                                                       2006      1.326          1.407            27,971
                                                       2005      1.296          1.326            32,416
                                                       2004      1.191          1.296            32,427
                                                       2003      1.000          1.191            32,847

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531                --
                                                       2005      1.227          1.325            37,224
                                                       2004      1.116          1.227            16,357
                                                       2003      1.000          1.116             2,701

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.389          3.004            16,435
                                                       2006      1.911          2.389            14,302
                                                       2005      1.536          1.911            11,241
                                                       2004      1.261          1.536            11,240
                                                       2003      1.000          1.261             9,470

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.733          1.953           176,172
                                                       2006      1.461          1.733           179,103
                                                       2005      1.359          1.461           189,204
                                                       2004      1.174          1.359           176,541
                                                       2003      1.000          1.174            90,643

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.396          1.661                --
                                                       2005      1.314          1.396                --
                                                       2004      1.160          1.314                --
                                                       2003      1.000          1.160                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.623          1.929                --
                                                       2006      1.467          1.623                --
                                                       2005      1.341          1.467                --
                                                       2004      1.140          1.341                --
                                                       2003      1.000          1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487                --
                                                       2005      1.314          1.334             1,669
                                                       2004      1.172          1.314                --
                                                       2003      1.000          1.172                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334                --
                                                       2006      1.199          1.256                --
                                                       2005      1.155          1.199                --
                                                       2004      1.150          1.155                --
                                                       2003      1.000          1.150                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.410          1.397           111,209
                                                       2006      1.327          1.410           165,898
                                                       2005      1.218          1.327           173,492
                                                       2004      1.134          1.218           152,426
                                                       2003      1.000          1.134           115,226

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.355          1.434            39,632
                                                       2006      1.209          1.355           110,612
                                                       2005      1.188          1.209           114,565
                                                       2004      1.118          1.188           115,192
                                                       2003      1.000          1.118            34,635

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.330          1.326            38,378

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.224          1.259           939,524
                                                       2006      1.135          1.224         1,292,177
                                                       2005      1.115          1.135         1,376,876
                                                       2004      1.088          1.115         1,160,527
                                                       2003      1.000          1.088           159,079

  LMPVET Capital Subaccount (10/02)..................  2007      1.338          1.330           651,553
                                                       2006      1.206          1.338         1,035,397
                                                       2005      1.174          1.206         1,269,198
                                                       2004      1.127          1.174         1,109,311
                                                       2003      1.000          1.127           275,157

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.246          1.294             9,434
                                                       2006      1.082          1.246            10,686
                                                       2005      1.110          1.082             9,143
                                                       2004      1.100          1.110             1,257
                                                       2003      1.000          1.100                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.389          1.423            15,059
                                                       2006      1.236          1.389            15,062
                                                       2005      1.214          1.236            52,545
                                                       2004      1.128          1.214            48,222
                                                       2003      1.000          1.128                --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.439          1.422            38,529
                                                       2006      1.262          1.439            59,041
                                                       2005      1.233          1.262            59,938
                                                       2004      1.167          1.233            59,018
                                                       2003      1.000          1.167                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.434          1.469           845,480
                                                       2006      1.275          1.434           849,614
                                                       2005      1.226          1.275           971,438
                                                       2004      1.139          1.226           859,342
                                                       2003      1.000          1.139            86,060

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.482          1.504            11,756
                                                       2006      1.284          1.482            11,756
                                                       2005      1.234          1.284            11,756
                                                       2004      1.146          1.234            11,756
                                                       2003      1.000          1.146            18,100

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.200          1.233            87,628
                                                       2006      1.175          1.200            89,556
                                                       2005      1.144          1.175            89,687
                                                       2004      1.167          1.144            89,014
                                                       2003      1.000          1.167            78,921

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.478          1.546            19,158
                                                       2006      1.319          1.478            24,312
                                                       2005      1.247          1.319            30,525
                                                       2004      1.157          1.247            24,204
                                                       2003      1.000          1.157             4,542

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.295          1.310                --
                                                       2006      1.181          1.295            38,144
                                                       2005      1.168          1.181            37,480
                                                       2004      1.121          1.168            37,462
                                                       2003      1.000          1.121                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.565          1.681            27,535
                                                       2006      1.421          1.565            22,532
                                                       2005      1.388          1.421            23,037
                                                       2004      1.235          1.388            19,666
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.000          0.989                --
                                                       2006      0.983          1.000             2,300
                                                       2005      0.984          0.983             2,304
                                                       2004      0.996          0.984             2,307
                                                       2003      1.000          0.996                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.134          1.129            51,836
                                                       2006      1.102          1.134            51,497
                                                       2005      1.100          1.102            59,706
                                                       2004      1.056          1.100            40,885
                                                       2003      1.000          1.056                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.287          1.261            42,841
                                                       2006      1.188          1.287            44,896
                                                       2005      1.186          1.188            57,660
                                                       2004      1.100          1.186            78,890
                                                       2003      1.000          1.100            10,679

  LMPVIT Money Market Subaccount (11/99).............  2007      1.003          1.027           323,065
                                                       2006      0.981          1.003            27,752
                                                       2005      0.978          0.981            24,545
                                                       2004      0.993          0.978            13,129
                                                       2003      1.000          0.993           355,494

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672                --
                                                       2006      1.425          1.571             4,756
                                                       2005      1.392          1.425                --
                                                       2004      1.233          1.392                --
                                                       2003      1.000          1.233                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515                --
                                                       2006      1.255          1.447             2,477
                                                       2005      1.236          1.255             2,482
                                                       2004      1.168          1.236             2,131
                                                       2003      1.000          1.168             1,623

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499                --
                                                       2006      1.263          1.446           131,334
                                                       2005      1.253          1.263           132,548
                                                       2004      1.139          1.253           128,993
                                                       2003      1.000          1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779                --
                                                       2006      1.477          1.619            74,977
                                                       2005      1.398          1.477            49,640
                                                       2004      1.154          1.398            31,233
                                                       2003      1.000          1.154            22,683

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571                --
                                                       2006      1.426          1.502                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.558          1.561                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.296                --
                                                       2006      1.264          1.341                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.756          1.699            16,840
                                                       2006      1.602          1.756            38,839

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.549          1.973                --
                                                       2006      1.519          1.549                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.238          1.091                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.083           222,448
                                                       2006      1.001          1.070           104,445

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.047           104,061
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.308          1.429                --
                                                       2006      1.331          1.308                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.368             1,579
                                                       2006      1.274          1.258                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.962          2.049                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.373          1.442             1,485
                                                       2006      1.249          1.373                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009             2,366
                                                       2006      1.003          1.214             2,368

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.112          1.171           217,289

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.430          1.466                --
                                                       2006      1.337          1.430                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.252                --
                                                       2006      1.086          1.137                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.143          1.190             4,523
                                                       2006      1.110          1.143             4,527

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.969            64,924
                                                       2006      1.003          1.023            45,462

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.298          1.526                --
                                                       2006      1.337          1.298                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.042          1.079           175,849
                                                       2006      1.009          1.042           220,738

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.274          1.242            34,007
                                                       2006      1.246          1.274            33,859

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.283          1.302                --
                                                       2006      1.273          1.283                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.323          1.345             1,757
                                                       2006      1.297          1.323             1,761

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063                --
                                                       2006      1.002          1.055                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068                --
                                                       2006      1.002          1.044                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068                --
                                                       2006      1.002          1.054                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.290          1.312           317,167
                                                       2006      1.213          1.290           317,969

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.085            12,590
                                                       2006      0.996          1.045            12,590

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133             9,706
                                                       2006      0.998          1.063            70,673

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107                --
                                                       2006      1.107          1.088           243,049
                                                       2005      1.111          1.107           242,471
                                                       2004      1.044          1.111           230,157
                                                       2003      1.000          1.044            27,851

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.062          1.128           195,623
                                                       2006      1.048          1.062           239,525
                                                       2005      1.048          1.048           243,708
                                                       2004      1.023          1.048           207,832
                                                       2003      1.000          1.023            55,309

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973                --
                                                       2006      1.465          1.827                --
                                                       2005      1.337          1.465                --
                                                       2004      1.179          1.337                --
                                                       2003      1.000          1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939                --
                                                       2006      1.590          1.821            45,034
                                                       2005      1.521          1.590            42,115
                                                       2004      1.235          1.521            40,678
                                                       2003      1.000          1.235            40,678

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.253          1.331                --
                                                       2005      1.180          1.253                --
                                                       2004      1.135          1.180                --
                                                       2003      1.000          1.135                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297                --
                                                       2005      1.213          1.238             1,766
                                                       2004      1.131          1.213             1,053
                                                       2003      1.000          1.131                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273                --
                                                       2005      1.167          1.238                --
                                                       2004      1.122          1.167                --
                                                       2003      1.000          1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.171                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.016          1.017                --
                                                       2005      1.000          1.016            36,971

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.126                --
                                                       2005      1.017          1.082                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009                --
                                                       2005      1.032          1.021           217,662
                                                       2004      1.028          1.032           224,013
                                                       2003      1.000          1.028            26,182

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426                --
                                                       2005      1.231          1.347                --
                                                       2004      1.088          1.231                --
                                                       2003      1.000          1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.267          1.337                --
                                                       2005      1.259          1.267                --
                                                       2004      1.130          1.259                --
                                                       2003      1.000          1.130                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213                --
                                                       2005      1.172          1.178           340,181
                                                       2004      1.077          1.172           271,246
                                                       2003      1.000          1.077            23,587

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.159          1.249                --
                                                       2005      1.115          1.159                --
                                                       2004      0.972          1.115                --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.398          1.602                --
                                                       2005      1.308          1.398            17,470
                                                       2004      1.157          1.308            10,948
                                                       2003      1.000          1.157             8,972

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337                --
                                                       2005      1.221          1.264                --
                                                       2004      1.126          1.221                --
                                                       2003      1.000          1.126                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.035          1.086                --
                                                       2005      1.000          1.035                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110                --
                                                       2005      1.088          1.102             4,531
                                                       2004      0.982          1.088                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244                --
                                                       2005      1.200          1.196                --
                                                       2004      1.115          1.200                --
                                                       2003      1.000          1.115                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      1.000          1.110                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246                --
                                                       2005      1.143          1.203            34,151
                                                       2004      1.127          1.143            32,748
                                                       2003      1.000          1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.232          1.407            13,200
                                                       2006      1.227          1.232            12,718
                                                       2005      1.164          1.227            13,045
                                                       2004      1.114          1.164             8,789
                                                       2003      1.000          1.114               229




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.372          1.430                --
                                                       2005      1.344          1.372           108,963
                                                       2004      1.238          1.344           114,276
                                                       2003      0.960          1.238            88,029
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.352          1.310                --
                                                       2005      1.206          1.352            17,902
                                                       2004      1.141          1.206            36,520
                                                       2003      0.947          1.141            27,611
                                                       2002      1.000          0.947                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.882          2.109           693,439
                                                       2006      1.602          1.882           767,614
                                                       2005      1.439          1.602           810,358
                                                       2004      1.299          1.439           821,906
                                                       2003      0.984          1.299           579,425
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.717          1.882         2,081,213
                                                       2006      1.596          1.717         2,486,964
                                                       2005      1.408          1.596         2,678,858
                                                       2004      1.282          1.408         2,649,329
                                                       2003      0.960          1.282         1,571,576
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.569          1.608         1,950,156
                                                       2006      1.396          1.569         2,413,076
                                                       2005      1.352          1.396         3,051,032
                                                       2004      1.255          1.352         3,175,477
                                                       2003      0.971          1.255         2,119,583
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.588          1.567                --
                                                       2005      1.377          1.588            54,696
                                                       2004      1.180          1.377             9,989
                                                       2003      0.968          1.180               785
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.763          2.281                --
                                                       2005      1.685          1.763           152,076
                                                       2004      1.314          1.685           154,464
                                                       2003      1.005          1.314           116,510
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394                --
                                                       2005      1.196          1.286           240,849
                                                       2004      1.073          1.196           236,985
                                                       2003      1.000          1.073             2,903

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426                --
                                                       2005      1.194          1.283           210,512
                                                       2004      1.066          1.194           203,476
                                                       2003      1.000          1.066               240

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.735          1.990           299,750
                                                       2006      1.594          1.735           382,926
                                                       2005      1.397          1.594           390,681
                                                       2004      1.242          1.397           326,764
                                                       2003      0.991          1.242           213,718
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      2.044          2.300           467,181
                                                       2006      1.864          2.044           571,869
                                                       2005      1.618          1.864           558,275
                                                       2004      1.330          1.618           480,220
                                                       2003      0.986          1.330           212,265
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.186          1.201           116,300
                                                       2006      1.028          1.186            81,467
                                                       2005      0.984          1.028            20,402

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.530          1.661           280,988
                                                       2006      1.443          1.530           385,685
                                                       2005      1.411          1.443           380,206
                                                       2004      1.297          1.411           385,792
                                                       2003      0.968          1.297           328,001
                                                       2002      1.000          0.968                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.440          1.663                --
                                                       2005      1.334          1.440           685,220
                                                       2004      1.214          1.334           650,674
                                                       2003      0.994          1.214           458,930
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.720          3.418           107,297
                                                       2006      2.176          2.720           141,038
                                                       2005      1.750          2.176           148,890
                                                       2004      1.438          1.750           111,684
                                                       2003      1.000          1.438            44,071

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.880          2.117           475,985
                                                       2006      1.586          1.880           616,998
                                                       2005      1.475          1.586           606,826
                                                       2004      1.275          1.475           576,751
                                                       2003      0.988          1.275           252,135
                                                       2002      1.000          0.988                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.514          1.800                --
                                                       2005      1.425          1.514            80,525
                                                       2004      1.259          1.425            25,772
                                                       2003      0.976          1.259             2,057
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.837          2.181                --
                                                       2006      1.661          1.837            57,234
                                                       2005      1.519          1.661            74,724
                                                       2004      1.292          1.519            74,724
                                                       2003      0.983          1.292            61,684
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.509          1.681                --
                                                       2005      1.487          1.509           208,887
                                                       2004      1.326          1.487           243,815
                                                       2003      1.000          1.326            85,338

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.372          1.456                --
                                                       2006      1.310          1.372           164,233
                                                       2005      1.262          1.310           170,251
                                                       2004      1.258          1.262           170,523
                                                       2003      0.960          1.258           127,274
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.549          1.534           479,555
                                                       2006      1.459          1.549           493,160
                                                       2005      1.339          1.459           729,215
                                                       2004      1.248          1.339           755,310
                                                       2003      0.951          1.248           826,554
                                                       2002      1.000          0.951                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.437          1.520           397,618
                                                       2006      1.283          1.437           441,213
                                                       2005      1.260          1.283           603,538
                                                       2004      1.187          1.260           569,244
                                                       2003      0.977          1.187           501,351
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.433          1.428           192,659

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.310          1.346           938,998
                                                       2006      1.215          1.310         1,424,589
                                                       2005      1.194          1.215         2,241,267
                                                       2004      1.165          1.194         2,807,996
                                                       2003      0.979          1.165         1,583,911
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.473          1.464         1,522,263
                                                       2006      1.328          1.473         2,370,104
                                                       2005      1.293          1.328         3,298,723
                                                       2004      1.243          1.293         3,172,663
                                                       2003      0.969          1.243         1,911,734
                                                       2002      1.000          0.969                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.312          1.363             4,210
                                                       2006      1.140          1.312            17,582
                                                       2005      1.170          1.140            33,405
                                                       2004      1.160          1.170            24,985
                                                       2003      0.963          1.160            20,788
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.481          1.517            42,121
                                                       2006      1.319          1.481            80,310
                                                       2005      1.296          1.319            94,634
                                                       2004      1.205          1.296            86,299
                                                       2003      0.967          1.205            65,914
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.608          1.588           444,372
                                                       2006      1.410          1.608           549,366
                                                       2005      1.379          1.410           774,686
                                                       2004      1.306          1.379           802,112
                                                       2003      0.965          1.306           799,789
                                                       2002      1.000          0.965                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.554          1.590            68,301
                                                       2006      1.382          1.554           129,518
                                                       2005      1.329          1.382           403,854
                                                       2004      1.235          1.329           105,353
                                                       2003      0.962          1.235            57,917
                                                       2002      1.000          0.962                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.599          1.621           160,562
                                                       2006      1.386          1.599           166,778
                                                       2005      1.333          1.386           192,594
                                                       2004      1.238          1.333           201,989
                                                       2003      0.958          1.238           171,462
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.398          1.436           118,961
                                                       2006      1.370          1.398           270,336
                                                       2005      1.334          1.370           414,951
                                                       2004      1.362          1.334           450,163
                                                       2003      0.946          1.362           394,331
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.578          1.649           150,310
                                                       2006      1.408          1.578           242,827
                                                       2005      1.332          1.408           309,128
                                                       2004      1.236          1.332           382,768
                                                       2003      0.976          1.236           311,907
                                                       2002      1.000          0.976                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.396          1.411                --
                                                       2006      1.274          1.396           254,913
                                                       2005      1.261          1.274           285,715
                                                       2004      1.210          1.261           190,222
                                                       2003      0.961          1.210            95,903
                                                       2002      1.000          0.961                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.783          1.913            82,049
                                                       2006      1.620          1.783            64,859
                                                       2005      1.583          1.620           138,098
                                                       2004      1.409          1.583           194,919
                                                       2003      0.969          1.409           117,984
                                                       2002      1.000          0.969                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.998          0.987           200,070
                                                       2006      0.982          0.998           235,963
                                                       2005      0.983          0.982           272,087
                                                       2004      0.996          0.983           302,874
                                                       2003      1.000          0.996            47,603

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.181          1.175            77,242
                                                       2006      1.148          1.181           127,382
                                                       2005      1.147          1.148           358,071
                                                       2004      1.101          1.147           358,207
                                                       2003      1.010          1.101           256,584
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.465          1.433           328,773
                                                       2006      1.352          1.465           387,108
                                                       2005      1.351          1.352           595,783
                                                       2004      1.253          1.351           594,031
                                                       2003      1.007          1.253           579,482
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      0.990          1.013           412,868
                                                       2006      0.969          0.990            66,380
                                                       2005      0.966          0.969           404,247
                                                       2004      0.982          0.966           451,070
                                                       2003      0.999          0.982           611,970
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.717          1.828                --
                                                       2006      1.559          1.717            59,358
                                                       2005      1.523          1.559            61,604
                                                       2004      1.350          1.523            66,918
                                                       2003      0.974          1.350            66,935
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.611          1.685                --
                                                       2006      1.397          1.611           120,568
                                                       2005      1.376          1.397           199,161
                                                       2004      1.302          1.376           206,538
                                                       2003      0.960          1.302           167,690
                                                       2002      1.000          0.960                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.566          1.623                --
                                                       2006      1.369          1.566           431,779
                                                       2005      1.358          1.369           547,969
                                                       2004      1.236          1.358           590,460
                                                       2003      1.000          1.236           321,133

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.751          1.925                --
                                                       2006      1.599          1.751           451,481
                                                       2005      1.514          1.599           554,292
                                                       2004      1.251          1.514           527,627
                                                       2003      1.000          1.251           204,552

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.586          1.658                --
                                                       2006      1.506          1.586            60,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.644          1.647            38,942

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.339          1.294            48,721
                                                       2006      1.264          1.339            43,013

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.903          1.841           165,294
                                                       2006      1.737          1.903           152,141

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.597          2.033            64,312
                                                       2006      1.567          1.597            62,572

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.237          1.090                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.083           964,208
                                                       2006      1.001          1.070           967,168

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.046           595,006
                                                       2006      1.002          1.066                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.403          1.532            17,047
                                                       2006      1.428          1.403            21,137

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.257          1.366            38,130
                                                       2006      1.274          1.257            42,794

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.072          2.163            78,241

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.371          1.440            93,294
                                                       2006      1.248          1.371           103,063

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.009           145,905
                                                       2006      1.003          1.213           172,182

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.106          1.164           188,749

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.533          1.571            23,063
                                                       2006      1.434          1.533            70,779

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.136          1.251                --
                                                       2006      1.086          1.136             7,052

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.142          1.188           131,429
                                                       2006      1.109          1.142            95,308

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.968           570,479
                                                       2006      1.003          1.023           666,001

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.494          1.755            34,772
                                                       2006      1.539          1.494            32,432

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.086          1.124           623,922
                                                       2006      1.052          1.086           844,477

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.336          1.302                --
                                                       2006      1.307          1.336            39,617

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.342          1.361            62,372
                                                       2006      1.332          1.342            92,196

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.433          1.455           161,403
                                                       2006      1.405          1.433           304,154

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.062           228,027
                                                       2006      1.002          1.054                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.068                --
                                                       2006      1.001          1.037                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.067           180,959
                                                       2006      1.002          1.043           372,223

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067           260,178
                                                       2006      1.002          1.048            66,061

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.067           100,782
                                                       2006      1.002          1.053           134,994

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.340          1.362           673,831
                                                       2006      1.261          1.340           830,941

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.084           475,635
                                                       2006      0.996          1.045           476,534

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.132            26,068
                                                       2006      0.998          1.063             5,309

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.083          1.101                --
                                                       2006      1.102          1.083           351,341
                                                       2005      1.106          1.102           625,434
                                                       2004      1.041          1.106           602,161
                                                       2003      1.000          1.041           397,814

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.141         1,364,338
                                                       2006      1.061          1.075         1,812,990
                                                       2005      1.061          1.061         2,382,012
                                                       2004      1.037          1.061         2,364,335
                                                       2003      1.012          1.037         1,779,865
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.929          2.083                --
                                                       2006      1.548          1.929           152,649
                                                       2005      1.414          1.548           118,435
                                                       2004      1.247          1.414           123,675
                                                       2003      0.994          1.247           141,914
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.100          2.236                --
                                                       2006      1.835          2.100            96,742
                                                       2005      1.756          1.835           120,574
                                                       2004      1.426          1.756            89,169
                                                       2003      0.977          1.426            48,389
                                                       2002      1.000          0.977                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.345          1.428                --
                                                       2005      1.268          1.345            89,524
                                                       2004      1.220          1.268            90,190
                                                       2003      0.967          1.220            89,135
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.341          1.405                --
                                                       2005      1.315          1.341           283,797
                                                       2004      1.226          1.315           312,955
                                                       2003      0.958          1.226           228,153
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.296          1.332                --
                                                       2005      1.222          1.296           106,339
                                                       2004      1.176          1.222           101,957
                                                       2003      0.966          1.176           100,664
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.104          1.170                --
                                                       2005      1.044          1.104                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016                --
                                                       2005      1.000          1.015                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.084                --
                                                       2005      1.000          1.049                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.082          1.125                --
                                                       2005      1.017          1.082             6,250

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.027          1.044                --
                                                       2005      1.010          1.027                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.065          1.052                --
                                                       2005      1.077          1.065           933,401
                                                       2004      1.073          1.077           953,896
                                                       2003      1.014          1.073           888,204
                                                       2002      1.000          1.014                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.422          1.506                --
                                                       2005      1.301          1.422           117,889
                                                       2004      1.150          1.301           126,310
                                                       2003      0.973          1.150            85,949
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.458          1.539                --
                                                       2005      1.450          1.458            34,070
                                                       2004      1.302          1.450            15,948
                                                       2003      0.974          1.302             5,936
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.225          1.261                --
                                                       2005      1.219          1.225         1,484,978
                                                       2004      1.121          1.219         1,534,701
                                                       2003      0.986          1.121         1,669,877
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.158          1.248                --
                                                       2005      1.114          1.158            31,530
                                                       2004      0.972          1.114             8,026

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.516          1.737                --
                                                       2005      1.419          1.516           117,114
                                                       2004      1.256          1.419            68,612
                                                       2003      1.001          1.256            42,730
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.355          1.434                --
                                                       2005      1.310          1.355           111,025
                                                       2004      1.208          1.310           109,780
                                                       2003      1.000          1.208            15,008

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.086                --
                                                       2005      1.000          1.034                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109                --
                                                       2005      1.088          1.101           128,571
                                                       2004      0.982          1.088            24,688

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.343          1.397                --
                                                       2005      1.348          1.343            39,402
                                                       2004      1.254          1.348            39,721
                                                       2003      0.969          1.254            36,786
                                                       2002      1.000          0.969                --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.274                --
                                                       2005      1.000          1.109                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.264                --
                                                       2005      1.004          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.263          1.307                --
                                                       2005      1.200          1.263            14,916
                                                       2004      1.184          1.200            11,065
                                                       2003      0.966          1.184            12,206
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.316          1.502           117,177
                                                       2006      1.311          1.316           126,265
                                                       2005      1.245          1.311           135,330
                                                       2004      1.192          1.245           143,021
                                                       2003      0.959          1.192           139,962
                                                       2002      1.000          0.959                --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102               --
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.454          1.628               --
                                                       2006      1.238          1.454               --
                                                       2005      1.112          1.238               --
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.322          1.448          136,847
                                                       2006      1.230          1.322          143,380
                                                       2005      1.085          1.230           72,101
                                                       2004      1.000          1.085               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.234          1.264          148,226
                                                       2006      1.098          1.234          145,480
                                                       2005      1.064          1.098           77,655
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.373          1.573            5,142
                                                       2006      1.261          1.373            5,142
                                                       2005      1.107          1.261            2,007
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.547          1.741               --
                                                       2006      1.411          1.547               --
                                                       2005      1.226          1.411               --
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.185          1.199               --
                                                       2006      1.028          1.185               --
                                                       2005      0.984          1.028               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.175          1.274               --
                                                       2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.957          2.458               --
                                                       2006      1.567          1.957               --
                                                       2005      1.260          1.567               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.470          1.655               --
                                                       2006      1.241          1.470               --
                                                       2005      1.155          1.241               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.218               --
                                                       2006      1.160          1.231               --
                                                       2005      1.065          1.160               --
                                                       2004      1.000          1.065               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.202          1.271               --
                                                       2006      1.074          1.202               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.171          1.168               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.129          1.160          425,810
                                                       2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.181          1.173           13,082
                                                       2006      1.065          1.181           13,082
                                                       2005      1.038          1.065            7,442
                                                       2004      1.000          1.038               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.231          1.215               --
                                                       2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.244          1.273               --
                                                       2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.174          1.148           82,052
                                                       2006      1.085          1.174           76,867
                                                       2005      1.084          1.085           39,525
                                                       2004      1.000          1.084               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.016          1.039               --
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266               --
                                                       2005      1.099          1.106               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340            5,277
                                                       2005      1.160          1.224            1,955
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.418          1.420               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.292               --
                                                       2006      1.263          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.533          1.482               --
                                                       2006      1.400          1.533               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.236          1.088               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.082               --
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.045            6,641
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.165          1.272               --
                                                       2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.256          1.364               --
                                                       2006      1.273          1.256               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.695          1.769               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.452               --
                                                       2006      1.259          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.065          1.121               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.135          1.250               --
                                                       2006      1.085          1.135               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.203               --
                                                       2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.967               --
                                                       2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.036          1.072               --
                                                       2006      1.004          1.036               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.150          1.165               --
                                                       2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061               --
                                                       2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.202          1.221               --
                                                       2006      1.132          1.202               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.045          1.083               --
                                                       2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043               --
                                                       2005      1.067          1.062               --
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.056          1.120               --
                                                       2006      1.043          1.056               --
                                                       2005      1.043          1.043               --
                                                       2004      1.000          1.043               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.170               --
                                                       2005      1.044          1.103               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.016               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.125               --
                                                       2005      1.017          1.081               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099               --
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.169          1.259               --
                                                       2005      1.125          1.169               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.273               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.263               --
                                                       2005      1.004          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.117          1.275               --
                                                       2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --




                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.101          1.147               --
                                                       2005      1.080          1.101           20,275
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.146               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.452          1.625               --
                                                       2006      1.237          1.452           13,901
                                                       2005      1.112          1.237               --
                                                       2004      1.000          1.112               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.320          1.446          116,451
                                                       2006      1.229          1.320          110,364
                                                       2005      1.085          1.229          111,863
                                                       2004      1.000          1.085              758

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.233          1.262           53,521
                                                       2006      1.097          1.233           44,828
                                                       2005      1.064          1.097           20,129
                                                       2004      1.000          1.064              766

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.346          1.328               --
                                                       2005      1.168          1.346               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.344          1.738               --
                                                       2005      1.286          1.344               --
                                                       2004      1.000          1.286               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.198          1.299               --
                                                       2005      1.116          1.198               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.200          1.334               --
                                                       2005      1.118          1.200            7,071
                                                       2004      1.000          1.118              740

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.371          1.570               --
                                                       2006      1.260          1.371               --
                                                       2005      1.106          1.260               --
                                                       2004      1.000          1.106               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.546          1.737           16,917
                                                       2006      1.410          1.546           26,678
                                                       2005      1.226          1.410           46,585
                                                       2004      1.000          1.226           19,636

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.184          1.198               --
                                                       2006      1.027          1.184               --
                                                       2005      0.984          1.027               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.173          1.272              549
                                                       2006      1.107          1.173              552
                                                       2005      1.084          1.107              554
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.184          1.367               --
                                                       2005      1.099          1.184           12,050
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.955          2.454            6,701
                                                       2006      1.566          1.955            9,036
                                                       2005      1.260          1.566           10,108
                                                       2004      1.000          1.260           11,772

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.468          1.653           21,068
                                                       2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.187          1.409               --
                                                       2005      1.118          1.187           59,083
                                                       2004      1.000          1.118               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.362          1.616               --
                                                       2006      1.233          1.362               --
                                                       2005      1.129          1.233               --
                                                       2004      1.000          1.129               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.140          1.269               --
                                                       2005      1.125          1.140           85,885
                                                       2004      1.000          1.125           64,090

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.112          1.180               --
                                                       2006      1.062          1.112               --
                                                       2005      1.025          1.062               --
                                                       2004      1.000          1.025               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.229          1.216               --
                                                       2006      1.159          1.229               --
                                                       2005      1.065          1.159               --
                                                       2004      1.000          1.065               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.201          1.269               --
                                                       2006      1.073          1.201               --
                                                       2005      1.055          1.073               --
                                                       2004      1.000          1.055               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.169          1.166               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.128          1.158              867
                                                       2006      1.047          1.128               --
                                                       2005      1.030          1.047               --
                                                       2004      1.000          1.030               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.179          1.171          103,478
                                                       2006      1.065          1.179          103,493
                                                       2005      1.038          1.065          101,872
                                                       2004      1.000          1.038               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.135          1.178               --
                                                       2006      0.987          1.135               --
                                                       2005      1.015          0.987               --
                                                       2004      1.000          1.015               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.219          1.247               --
                                                       2006      1.086          1.219               --
                                                       2005      1.069          1.086               --
                                                       2004      1.000          1.069               --

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.229          1.213               --
                                                       2006      1.079          1.229               --
                                                       2005      1.057          1.079               --
                                                       2004      1.000          1.057               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.243          1.271               --
                                                       2006      1.107          1.243               --
                                                       2005      1.065          1.107               --
                                                       2004      1.000          1.065               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.291          1.308               --
                                                       2006      1.120          1.291               --
                                                       2005      1.078          1.120               --
                                                       2004      1.000          1.078               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.034          1.062               --
                                                       2006      1.014          1.034               --
                                                       2005      0.989          1.014               --
                                                       2004      1.000          0.989               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.292          1.349           10,957
                                                       2006      1.154          1.292               --
                                                       2005      1.093          1.154               --
                                                       2004      1.000          1.093               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.140          1.152               --
                                                       2006      1.041          1.140               --
                                                       2005      1.032          1.041               --
                                                       2004      1.000          1.032               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.309          1.404               --
                                                       2006      1.191          1.309               --
                                                       2005      1.165          1.191               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.009          0.997               --
                                                       2006      0.995          1.009               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.098          1.092               --
                                                       2006      1.069          1.098               --
                                                       2005      1.069          1.069               --
                                                       2004      1.000          1.069               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.172          1.146           32,986
                                                       2006      1.084          1.172               --
                                                       2005      1.083          1.084               --
                                                       2004      1.000          1.083               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.014          1.038               --
                                                       2006      0.995          1.014               --
                                                       2005      0.992          0.995               --
                                                       2004      1.000          0.992               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.314          1.398               --
                                                       2006      1.194          1.314               --
                                                       2005      1.168          1.194               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.233          1.290               --
                                                       2006      1.071          1.233               --
                                                       2005      1.056          1.071               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.264          1.310               --
                                                       2006      1.106          1.264               --
                                                       2005      1.098          1.106            7,639
                                                       2004      1.000          1.098               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.338          1.470               --
                                                       2006      1.223          1.338           76,096
                                                       2005      1.159          1.223           77,371
                                                       2004      1.000          1.159           63,332

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.366          1.428               --
                                                       2006      1.298          1.366           64,367

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.416          1.418           65,276

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.291           11,076
                                                       2006      1.263          1.337               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.531          1.480           31,902
                                                       2006      1.398          1.531               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.353          1.720               --
                                                       2006      1.328          1.353               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.234          1.087               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.081               --
                                                       2006      1.001          1.069           43,746

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.044           34,294
                                                       2006      1.002          1.065               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.164          1.269               --
                                                       2006      1.185          1.164               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.363               --
                                                       2006      1.272          1.255               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.693          1.766           19,985

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.381          1.449           76,401
                                                       2006      1.258          1.381           57,453

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.007            8,543
                                                       2006      1.003          1.212               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.064          1.119              305

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.275          1.305           23,018
                                                       2006      1.193          1.275               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.248               --
                                                       2006      1.085          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.155          1.200           24,507
                                                       2006      1.122          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.022          0.966           82,047
                                                       2006      1.003          1.022          116,093

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.102          1.294               --
                                                       2006      1.136          1.102               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.034          1.070           59,420
                                                       2006      1.003          1.034               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.150          1.120               --
                                                       2006      1.126          1.150               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.148          1.163               --
                                                       2006      1.140          1.148               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.197          1.215               --
                                                       2006      1.174          1.197               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.060           29,813
                                                       2006      1.002          1.054           30,598

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.066               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.065               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.066               --
                                                       2006      1.002          1.048          286,616

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.065          225,359
                                                       2006      1.002          1.053          224,275

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.201          1.219           54,046
                                                       2006      1.131          1.201           48,342

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.082           64,837
                                                       2006      0.996          1.044           36,993

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.130               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.042          1.059               --
                                                       2006      1.061          1.042           69,629
                                                       2005      1.066          1.061           64,499
                                                       2004      1.000          1.066           60,172

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.055          1.118           55,750
                                                       2006      1.042          1.055              288
                                                       2005      1.043          1.042              261
                                                       2004      1.000          1.043              249

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.577          1.702               --
                                                       2006      1.266          1.577               --
                                                       2005      1.158          1.266               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.422          1.514               --
                                                       2006      1.243          1.422           12,587
                                                       2005      1.192          1.243           16,915
                                                       2004      1.000          1.192               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.117          1.185               --
                                                       2005      1.053          1.117               --
                                                       2004      1.000          1.053               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.121          1.174               --
                                                       2005      1.101          1.121               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.110          1.140               --
                                                       2005      1.047          1.110               --
                                                       2004      1.000          1.047               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103           26,398

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.015          1.015               --
                                                       2005      1.000          1.015               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.049          1.083               --
                                                       2005      1.000          1.049               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081          456,630

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.043               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.003               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.298               --
                                                       2005      1.123          1.227           79,209
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.077          1.136               --
                                                       2005      1.072          1.077               --
                                                       2004      1.000          1.072               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.131               --
                                                       2005      1.095          1.099           82,443
                                                       2004      1.000          1.095              983

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.258               --
                                                       2005      1.125          1.168               --
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.221          1.398               --
                                                       2005      1.144          1.221               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.128          1.193               --
                                                       2005      1.092          1.128               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.085               --
                                                       2005      1.000          1.034               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.114          1.122               --
                                                       2005      1.103          1.114               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.091          1.135               --
                                                       2005      1.097          1.091               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.109          1.272               --
                                                       2005      1.000          1.109               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.004          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.088          1.126               --
                                                       2005      1.035          1.088               --
                                                       2004      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.116          1.272               --
                                                       2006      1.113          1.116               --
                                                       2005      1.058          1.113               --
                                                       2004      1.000          1.058               --

                   VINTAGE L -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.234          1.286               --
                                                       2005      1.211          1.234               --
                                                       2004      1.118          1.211               --
                                                       2003      1.000          1.118               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.288          1.247               --
                                                       2005      1.151          1.288               --
                                                       2004      1.091          1.151               --
                                                       2003      1.000          1.091               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.709          1.912          140,579
                                                       2006      1.457          1.709          141,805
                                                       2005      1.310          1.457          130,824
                                                       2004      1.185          1.310          132,455
                                                       2003      1.000          1.185           14,783

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.528          1.673          246,983
                                                       2006      1.423          1.528          255,519
                                                       2005      1.257          1.423          231,114
                                                       2004      1.147          1.257          252,460
                                                       2003      1.000          1.147           52,996

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.425          1.458          254,998
                                                       2006      1.269          1.425          289,320
                                                       2005      1.231          1.269          263,272
                                                       2004      1.144          1.231          284,717
                                                       2003      1.000          1.144           90,555

Capital Appreciation Fund
  Capital Appreciation Fund (6/02)...................  2006      1.532          1.511               --
                                                       2005      1.330          1.532               --
                                                       2004      1.142          1.330               --
                                                       2003      1.000          1.142               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02).............................................  2006      1.525          1.971               --
                                                       2005      1.460          1.525               --
                                                       2004      1.141          1.460               --
                                                       2003      1.000          1.141               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282            8,434
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.584          1.814           33,387
                                                       2006      1.457          1.584           47,427
                                                       2005      1.280          1.457           49,768
                                                       2004      1.139          1.280           53,535
                                                       2003      1.000          1.139           23,369

  VIP Mid Cap Subaccount (Service Class 2) (5/02)....  2007      1.829          2.055            1,211
                                                       2006      1.670          1.829            1,214
                                                       2005      1.452          1.670              776
                                                       2004      1.195          1.452               --
                                                       2003      1.000          1.195               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.183          1.196               --
                                                       2006      1.027          1.183               --
                                                       2005      0.984          1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.398          1.515            4,453
                                                       2006      1.320          1.398            4,453
                                                       2005      1.293          1.320            4,453
                                                       2004      1.190          1.293            4,453
                                                       2003      1.000          1.190            4,453

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.318          1.521               --
                                                       2005      1.224          1.318           52,376
                                                       2004      1.115          1.224           45,881
                                                       2003      1.000          1.115           24,126

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.373          2.978               --
                                                       2006      1.902          2.373               --
                                                       2005      1.531          1.902               --
                                                       2004      1.260          1.531               --
                                                       2003      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.721          1.936            8,134
                                                       2006      1.454          1.721           18,999
                                                       2005      1.355          1.454           19,080
                                                       2004      1.173          1.355           18,261
                                                       2003      1.000          1.173           13,468

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02)...................................  2006      1.390          1.649               --
                                                       2005      1.310          1.390           13,531
                                                       2004      1.159          1.310            1,520
                                                       2003      1.000          1.159               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.612          1.912               --
                                                       2006      1.460          1.612               --
                                                       2005      1.337          1.460               --
                                                       2004      1.139          1.337               --
                                                       2003      1.000          1.139               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.328          1.477               --
                                                       2005      1.310          1.328               --
                                                       2004      1.171          1.310               --
                                                       2003      1.000          1.171               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.248          1.324               --
                                                       2006      1.193          1.248               --
                                                       2005      1.152          1.193               --
                                                       2004      1.149          1.152               --
                                                       2003      1.000          1.149               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.400          1.385           73,614
                                                       2006      1.321          1.400           84,806
                                                       2005      1.214          1.321           81,514
                                                       2004      1.134          1.214           81,543
                                                       2003      1.000          1.134           71,394

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.346          1.422           17,060
                                                       2006      1.203          1.346           17,066
                                                       2005      1.184          1.203           17,151
                                                       2004      1.117          1.184           17,157
                                                       2003      1.000          1.117           16,356

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.318          1.314           23,010

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.216          1.248          255,213
                                                       2006      1.130          1.216          454,389
                                                       2005      1.112          1.130          674,818
                                                       2004      1.087          1.112          462,376
                                                       2003      1.000          1.087           83,053

  LMPVET Capital Subaccount (10/02)..................  2007      1.329          1.319          458,090
                                                       2006      1.200          1.329          472,044
                                                       2005      1.170          1.200          514,269
                                                       2004      1.126          1.170          515,656
                                                       2003      1.000          1.126          148,388

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.237          1.283            5,373
                                                       2006      1.077          1.237            5,373
                                                       2005      1.107          1.077            5,957
                                                       2004      1.099          1.107            2,540
                                                       2003      1.000          1.099               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.380          1.410           43,564
                                                       2006      1.230          1.380           47,338
                                                       2005      1.211          1.230           47,715
                                                       2004      1.127          1.211           61,266
                                                       2003      1.000          1.127           19,639

  LMPVET Fundamental Value Subaccount (Class I)
  (12/99)............................................  2007      1.429          1.410          102,753
                                                       2006      1.256          1.429           98,450
                                                       2005      1.230          1.256           95,760
                                                       2004      1.166          1.230           97,447
                                                       2003      1.000          1.166           52,593

  LMPVET Global Equity Subaccount (10/02)............  2007      1.424          1.456           23,096
                                                       2006      1.269          1.424           55,856
                                                       2005      1.222          1.269           58,926
                                                       2004      1.138          1.222           58,675
                                                       2003      1.000          1.138           24,738

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.472          1.490            2,058
                                                       2006      1.278          1.472            2,060
                                                       2005      1.231          1.278            2,063
                                                       2004      1.145          1.231            1,563
                                                       2003      1.000          1.145               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.222           24,702
                                                       2006      1.169          1.192           24,707
                                                       2005      1.140          1.169           24,714
                                                       2004      1.166          1.140           24,720
                                                       2003      1.000          1.166           24,722

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.468          1.533               --
                                                       2006      1.313          1.468               --
                                                       2005      1.244          1.313               --
                                                       2004      1.156          1.244               --
                                                       2003      1.000          1.156               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.286          1.299               --
                                                       2006      1.175          1.286           23,033
                                                       2005      1.165          1.175           23,449
                                                       2004      1.120          1.165           19,488
                                                       2003      1.000          1.120               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.554          1.666           12,808
                                                       2006      1.415          1.554           12,808
                                                       2005      1.384          1.415           12,808
                                                       2004      1.234          1.384           12,808
                                                       2003      1.000          1.234           12,808

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      0.993          0.981           22,377
                                                       2006      0.979          0.993           37,291
                                                       2005      0.982          0.979           41,195
                                                       2004      0.996          0.982           63,731
                                                       2003      1.000          0.996           29,937

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.126          1.119           19,841
                                                       2006      1.097          1.126           19,843
                                                       2005      1.097          1.097           20,117
                                                       2004      1.055          1.097           17,356
                                                       2003      1.000          1.055            6,423

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.279          1.250           55,197
                                                       2006      1.183          1.279           64,537
                                                       2005      1.183          1.183           66,558
                                                       2004      1.099          1.183           67,955
                                                       2003      1.000          1.099            2,317

  LMPVIT Money Market Subaccount (11/99).............  2007      0.996          1.018               --
                                                       2006      0.977          0.996               --
                                                       2005      0.975          0.977               --
                                                       2004      0.992          0.975               --
                                                       2003      1.000          0.992               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.560          1.660               --
                                                       2006      1.419          1.560            3,347
                                                       2005      1.388          1.419            3,347
                                                       2004      1.232          1.388            3,347
                                                       2003      1.000          1.232            3,347

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.438          1.503               --
                                                       2006      1.249          1.438            5,310
                                                       2005      1.232          1.249           39,766
                                                       2004      1.168          1.232           39,766
                                                       2003      1.000          1.168               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.436          1.488               --
                                                       2006      1.257          1.436           59,803
                                                       2005      1.249          1.257           60,169
                                                       2004      1.138          1.249           56,426
                                                       2003      1.000          1.138           34,762

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.608          1.766               --
                                                       2006      1.470          1.608           21,655
                                                       2005      1.394          1.470           21,655
                                                       2004      1.153          1.394           14,386
                                                       2003      1.000          1.153           14,386

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.492          1.560               --
                                                       2006      1.419          1.492               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.547          1.548               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.336          1.289               --
                                                       2006      1.262          1.336               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.744          1.684               --
                                                       2006      1.593          1.744               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.539          1.956               --
                                                       2006      1.511          1.539               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.233          1.085               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.080          148,374
                                                       2006      1.001          1.069           73,140

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.043           32,720
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.299          1.416              783
                                                       2006      1.324          1.299              785

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.254          1.361            1,778
                                                       2006      1.272          1.254            1,778

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.947          2.031               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.365          1.432               --
                                                       2006      1.244          1.365               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.212          1.006               --
                                                       2006      1.003          1.212               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.104          1.161           24,778

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.421          1.453            3,409
                                                       2006      1.330          1.421            3,409

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.247               --
                                                       2006      1.084          1.134               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.137          1.182               --
                                                       2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.022          0.965            9,030
                                                       2006      1.003          1.022              958

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.290          1.513               --
                                                       2006      1.330          1.290               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.035          1.070               --
                                                       2006      1.004          1.035               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.265          1.231               --
                                                       2006      1.239          1.265               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.274          1.290               --
                                                       2006      1.266          1.274               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.314          1.333           12,406
                                                       2006      1.290          1.314           16,135

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.060               --
                                                       2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.065               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.042          1.064               --
                                                       2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.047          1.065               --
                                                       2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.052          1.065            3,143
                                                       2006      1.002          1.052            3,143

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.281          1.300          165,036
                                                       2006      1.207          1.281          165,048

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06).............................................  2007      1.044          1.081           32,218
                                                       2006      0.996          1.044           32,218

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.129               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.081          1.099               --
                                                       2006      1.102          1.081           24,778
                                                       2005      1.107          1.102           24,778
                                                       2004      1.044          1.107           24,778
                                                       2003      1.000          1.044            8,388

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.055          1.118           66,601
                                                       2006      1.043          1.055           66,609
                                                       2005      1.045          1.043           72,764
                                                       2004      1.022          1.045           72,778
                                                       2003      1.000          1.022           18,097

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.814          1.958               --
                                                       2006      1.458          1.814               --
                                                       2005      1.334          1.458               --
                                                       2004      1.178          1.334               --
                                                       2003      1.000          1.178               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.809          1.925               --
                                                       2006      1.582          1.809            4,533
                                                       2005      1.517          1.582            4,533
                                                       2004      1.234          1.517            4,533
                                                       2003      1.000          1.234            4,533

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01).............................................  2006      1.247          1.324               --
                                                       2005      1.177          1.247              788
                                                       2004      1.134          1.177              790
                                                       2003      1.000          1.134              791

  Travelers Equity Income Subaccount (11/99).........  2006      1.232          1.290               --
                                                       2005      1.210          1.232           17,027
                                                       2004      1.130          1.210           12,164
                                                       2003      1.000          1.130            3,725

  Travelers Large Cap Subaccount (11/99).............  2006      1.232          1.266               --
                                                       2005      1.164          1.232               --
                                                       2004      1.121          1.164               --
                                                       2003      1.000          1.121               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.103          1.169               --
                                                       2005      1.044          1.103               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.014          1.015               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)..................................  2006      1.048          1.082               --
                                                       2005      1.000          1.048               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.081          1.124               --
                                                       2005      1.017          1.081            3,105

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05).....................  2006      1.026          1.042               --
                                                       2005      1.010          1.026               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.017          1.004               --
                                                       2005      1.029          1.017               --
                                                       2004      1.027          1.029               --
                                                       2003      1.000          1.027               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.341          1.419               --
                                                       2005      1.228          1.341               --
                                                       2004      1.087          1.228               --
                                                       2003      1.000          1.087               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/02)..  2006      1.261          1.330               --
                                                       2005      1.256          1.261               --
                                                       2004      1.130          1.256               --
                                                       2003      1.000          1.130               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.173          1.207               --
                                                       2005      1.169          1.173          165,059
                                                       2004      1.076          1.169          154,091
                                                       2003      1.000          1.076           92,014

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      0.972          1.113               --

  Travelers Mondrian International Stock Subaccount
  (8/02).............................................  2006      1.392          1.593               --
                                                       2005      1.304          1.392               --
                                                       2004      1.156          1.304               --
                                                       2003      1.000          1.156               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.258          1.330               --
                                                       2005      1.218          1.258            3,779
                                                       2004      1.125          1.218               --
                                                       2003      1.000          1.125               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.034          1.084               --
                                                       2005      1.000          1.034               --

                                       VINTAGE L -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      0.982          1.087               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.190          1.238               --
                                                       2005      1.197          1.190               --
                                                       2004      1.114          1.197            6,418
                                                       2003      1.000          1.114            3,281

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.108          1.272               --
                                                       2005      1.000          1.108            1,971

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.262               --
                                                       2005      1.004          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.197          1.239               --
                                                       2005      1.140          1.197               --
                                                       2004      1.126          1.140               --
                                                       2003      1.000          1.126               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.224          1.394           14,111
                                                       2006      1.221          1.224           14,111
                                                       2005      1.161          1.221           14,111
                                                       2004      1.113          1.161           14,111
                                                       2003      1.000          1.113           14,111




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR FLEX

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.190          1.266               --
                                                       2006      1.144          1.190               --
                                                       2005      1.075          1.144               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.328          1.423               --
                                                       2006      1.221          1.328               --
                                                       2005      1.161          1.221               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.308          1.247               --
                                                       2006      1.139          1.308               --
                                                       2005      1.124          1.139               --
                                                       2004      1.033          1.124               --
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699            8,785
                                                       2006      1.463          1.558            8,788
                                                       2005      1.424          1.463            8,791
                                                       2004      1.303          1.424            8,794
                                                       2003      0.969          1.303           12,822
                                                       2002      1.000          0.969               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           31,814
                                                       2006      1.608          1.914           31,820
                                                       2005      1.489          1.608           31,827
                                                       2004      1.281          1.489           29,138
                                                       2003      0.989          1.281           42,256
                                                       2002      1.000          0.989               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.346          1.293               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.376          1.377          106,659

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.701          1.625           18,150

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.232          1.289               --
                                                       2006      1.066          1.232               --
                                                       2005      1.026          1.066               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.226          1.259               --
                                                       2006      1.114          1.226               --
                                                       2005      1.104          1.114               --
                                                       2004      1.038          1.104               --
                                                       2003      1.028          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.314          1.358               --
                                                       2006      1.211          1.314               --
                                                       2005      1.126          1.211               --
                                                       2004      1.056          1.126               --
                                                       2003      1.036          1.056               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.251          1.302               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093               --
                                                       2006      0.996          1.049               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.130          1.180               --
                                                       2005      1.100          1.130               --
                                                       2004      1.052          1.100               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.407          1.530               --
                                                       2005      1.259          1.407               --
                                                       2004      1.080          1.259               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.021          1.056               --
                                                       2006      1.010          1.021               --
                                                       2005      1.012          1.010               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.990          1.109               --
                                                       2005      0.998          0.990               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.077          1.141               --
                                                       2005      1.059          1.077               --
                                                       2004      1.033          1.059               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.261          1.315               --
                                                       2006      1.098          1.261               --
                                                       2005      0.990          1.098               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.345          3.274               --
                                                       2006      1.765          2.345               --
                                                       2005      1.309          1.765               --
                                                       2004      1.125          1.309               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.498          1.476               --
                                                       2006      1.251          1.498               --
                                                       2005      1.210          1.251               --
                                                       2004      1.064          1.210               --
                                                       2003      1.000          1.064               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.168          1.281               --
                                                       2006      0.999          1.168               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.340          1.695               --
                                                       2005      1.268          1.340               --
                                                       2004      1.094          1.268               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.356          1.393               --
                                                       2006      1.189          1.356               --
                                                       2005      1.145          1.189               --
                                                       2004      1.053          1.145               --
                                                       2003      1.035          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.146          1.147               --
                                                       2006      1.044          1.146               --
                                                       2005      1.011          1.044               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.145          1.185               --
                                                       2006      1.079          1.145               --
                                                       2005      1.082          1.079               --
                                                       2004      1.025          1.082               --
                                                       2003      1.021          1.025               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.217          1.255               --
                                                       2006      1.085          1.217               --
                                                       2005      1.057          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.181          1.224               --
                                                       2006      1.069          1.181               --
                                                       2005      1.035          1.069               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.137          1.177               --
                                                       2006      1.048          1.137               --
                                                       2005      1.000          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.160          1.222               --
                                                       2006      1.086          1.160               --
                                                       2005      1.073          1.086               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.721          1.910               --
                                                       2006      1.432          1.721               --
                                                       2005      1.268          1.432               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.457          1.505               --
                                                       2006      1.324          1.457               --
                                                       2005      1.255          1.324               --
                                                       2004      1.051          1.255               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.166          1.236               --
                                                       2006      1.157          1.166               --
                                                       2005      1.092          1.157               --
                                                       2004      1.039          1.092               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.087          1.655               --
                                                       2006      1.560          2.087               --
                                                       2005      1.385          1.560               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.159          1.366               --
                                                       2006      1.097          1.159               --
                                                       2005      1.070          1.097               --
                                                       2004      1.041          1.070               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.521          1.383               --
                                                       2006      1.359          1.521               --
                                                       2005      1.248          1.359               --
                                                       2004      1.062          1.248               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.148          1.217               --
                                                       2005      1.152          1.148               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.154          1.201               --
                                                       2006      1.108          1.154               --
                                                       2005      1.103          1.108               --
                                                       2004      1.024          1.103               --
                                                       2003      1.000          1.024               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.341          1.338               --
                                                       2006      1.189          1.341               --
                                                       2005      1.159          1.189               --
                                                       2004      1.061          1.159               --
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.188          1.264               --
                                                       2006      1.143          1.188               --
                                                       2005      1.075          1.143               --
                                                       2004      1.032          1.075               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.326          1.420               --
                                                       2006      1.220          1.326               --
                                                       2005      1.161          1.220               --
                                                       2004      1.043          1.161               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.306          1.245               --
                                                       2006      1.138          1.306               --
                                                       2005      1.123          1.138           57,642
                                                       2004      1.033          1.123           48,287
                                                       2003      1.000          1.033               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.376          1.500          155,240
                                                       2006      1.292          1.376          174,864
                                                       2005      1.259          1.292          125,936
                                                       2004      1.153          1.259          171,589
                                                       2003      0.857          1.153          155,747
                                                       2002      1.227          0.857          175,953
                                                       2001      1.000          1.227            1,300

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.747          1.976          628,651
                                                       2006      1.469          1.747          742,987
                                                       2005      1.361          1.469          810,097
                                                       2004      1.172          1.361          886,919
                                                       2003      0.904          1.172          503,783
                                                       2002      1.134          0.904          319,815
                                                       2001      1.000          1.134           47,591

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.344          1.290               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.454          1.454          980,180

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.588          1.517          981,774

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.231          1.288               --
                                                       2006      1.066          1.231               --
                                                       2005      1.026          1.066               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.224          1.257               --
                                                       2006      1.113          1.224            8,222
                                                       2005      1.103          1.113               --
                                                       2004      1.038          1.103               --
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.312          1.356               --
                                                       2006      1.209          1.312               --
                                                       2005      1.126          1.209               --
                                                       2004      1.056          1.126               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.249          1.299               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.945          2.036          149,493

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.125               --
                                                       2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.006          1.035          396,878
                                                       2006      0.987          1.006          511,478

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.092           12,714
                                                       2006      0.996          1.049           12,714

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.980          0.987               --
                                                       2005      0.972          0.980          120,340
                                                       2004      0.982          0.972          320,499
                                                       2003      0.995          0.982          486,707
                                                       2002      0.999          0.995          187,176

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.129          1.178               --
                                                       2005      1.099          1.129           39,466
                                                       2004      1.052          1.099           33,071
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.406          1.528               --
                                                       2005      1.258          1.406           62,943
                                                       2004      1.080          1.258           53,097
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.019          1.054               --
                                                       2006      1.009          1.019               --
                                                       2005      1.012          1.009               --
                                                       2004      1.002          1.012               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.989          1.108               --
                                                       2005      0.998          0.989               --
                                                       2004      1.000          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.075          1.139               --
                                                       2005      1.058          1.075               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           33,547

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.260          1.313               --
                                                       2006      1.097          1.260               --
                                                       2005      0.990          1.097               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.341          3.267            2,700
                                                       2006      1.764          2.341               --
                                                       2005      1.308          1.764               --
                                                       2004      1.125          1.308               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.496          1.473            8,194
                                                       2006      1.250          1.496            8,194
                                                       2005      1.209          1.250           62,234
                                                       2004      1.064          1.209           52,241
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.167          1.279               --
                                                       2006      0.999          1.167               --
                                                       2005      1.000          0.999               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.338          1.693               --
                                                       2005      1.267          1.338               --
                                                       2004      1.094          1.267               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.354          1.390          175,675
                                                       2006      1.188          1.354           88,846
                                                       2005      1.144          1.188           67,134
                                                       2004      1.053          1.144           69,628
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.145          1.146               --
                                                       2006      1.044          1.145               --
                                                       2005      1.011          1.044               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.143          1.182           79,071
                                                       2006      1.078          1.143           80,812
                                                       2005      1.082          1.078          155,881
                                                       2004      1.024          1.082           94,940
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.216          1.253               --
                                                       2006      1.085          1.216               --
                                                       2005      1.057          1.085               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.180          1.222          123,957
                                                       2006      1.069          1.180          154,095
                                                       2005      1.035          1.069               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.136          1.176           17,089
                                                       2006      1.048          1.136           11,667
                                                       2005      1.000          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.158          1.219               --
                                                       2006      1.085          1.158               --
                                                       2005      1.073          1.085               --
                                                       2004      1.029          1.073               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.718          1.906           13,737
                                                       2006      1.431          1.718               --
                                                       2005      1.268          1.431               --
                                                       2004      1.093          1.268               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.455          1.501           41,071
                                                       2006      1.323          1.455           42,170
                                                       2005      1.254          1.323           32,483
                                                       2004      1.051          1.254           33,692
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.165          1.234           12,148
                                                       2006      1.156          1.165           12,148
                                                       2005      1.091          1.156          112,288
                                                       2004      1.039          1.091           94,165

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.084          1.651               --
                                                       2006      1.558          2.084               --
                                                       2005      1.385          1.558               --
                                                       2004      1.044          1.385               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.158          1.363               --
                                                       2006      1.096          1.158               --
                                                       2005      1.069          1.096               --
                                                       2004      1.041          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.518          1.381           19,984
                                                       2006      1.358          1.518           20,533
                                                       2005      1.247          1.358           89,336
                                                       2004      1.062          1.247           16,661
                                                       2003      1.000          1.062               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.147          1.216               --
                                                       2005      1.152          1.147               --
                                                       2004      1.038          1.152               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.152          1.198           55,156
                                                       2006      1.107          1.152          203,880
                                                       2005      1.103          1.107           76,461
                                                       2004      1.024          1.103           66,703
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.339          1.335               --
                                                       2006      1.188          1.339           92,637
                                                       2005      1.158          1.188           92,637
                                                       2004      1.061          1.158           92,637
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.186          1.262               --
                                                       2006      1.142          1.186          161,608
                                                       2005      1.074          1.142               --
                                                       2004      1.032          1.074               --
                                                       2003      1.000          1.032               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.324          1.417               --
                                                       2006      1.219          1.324               --
                                                       2005      1.160          1.219               --
                                                       2004      1.043          1.160               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.304          1.242            3,412
                                                       2006      1.137          1.304            3,307
                                                       2005      1.122          1.137               --
                                                       2004      1.033          1.122               --
                                                       2003      1.000          1.033               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548          122,217
                                                       2006      1.336          1.422          122,413
                                                       2005      1.302          1.336           95,391
                                                       2004      1.192          1.302           73,991
                                                       2003      1.000          1.192           72,821

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979          117,193
                                                       2006      1.472          1.750           87,893
                                                       2005      1.364          1.472           60,925
                                                       2004      1.175          1.364               --
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.342          1.288               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.276          1.276          607,987

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.510          1.441           74,293

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.230          1.287               --
                                                       2006      1.065          1.230           49,635
                                                       2005      1.026          1.065               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.222          1.255               --
                                                       2006      1.112          1.222               --
                                                       2005      1.103          1.112               --
                                                       2004      1.038          1.103               --
                                                       2003      1.028          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.310          1.354               --
                                                       2006      1.208          1.310               --
                                                       2005      1.125          1.208               --
                                                       2004      1.056          1.125               --
                                                       2003      1.036          1.056               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.246          1.297          161,608

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.124          122,387
                                                       2006      1.000          1.005          122,398

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.017          1.046            9,494
                                                       2006      0.998          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.091           19,763
                                                       2006      0.996          1.048           19,763

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.128          1.177               --
                                                       2005      1.098          1.128               --
                                                       2004      1.052          1.098               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.404          1.526               --
                                                       2005      1.257          1.404               --
                                                       2004      1.080          1.257               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.018          1.052               --
                                                       2006      1.008          1.018            9,170
                                                       2005      1.011          1.008            6,366
                                                       2004      1.002          1.011               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988               --
                                                       2004      1.000          0.997               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.074          1.137               --
                                                       2005      1.058          1.074               --
                                                       2004      1.033          1.058               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            9,568

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.258          1.311           67,476
                                                       2006      1.097          1.258           67,551
                                                       2005      0.990          1.097           64,769

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.338          3.261           11,164
                                                       2006      1.762          2.338           11,870
                                                       2005      1.307          1.762            2,877
                                                       2004      1.125          1.307               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.493          1.470           15,426
                                                       2006      1.249          1.493           15,147
                                                       2005      1.208          1.249            7,324
                                                       2004      1.064          1.208               --
                                                       2003      1.000          1.064               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.166          1.278               --
                                                       2006      0.998          1.166               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.337          1.690               --
                                                       2005      1.266          1.337               --
                                                       2004      1.094          1.266               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.352          1.387           13,399
                                                       2006      1.186          1.352               --
                                                       2005      1.144          1.186               --
                                                       2004      1.053          1.144               --
                                                       2003      1.035          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.144          1.144               --
                                                       2006      1.043          1.144               --
                                                       2005      1.011          1.043               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.141          1.180               --
                                                       2006      1.077          1.141               --
                                                       2005      1.081          1.077               --
                                                       2004      1.024          1.081               --
                                                       2003      1.021          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.215          1.251           41,764
                                                       2006      1.084          1.215           41,788
                                                       2005      1.057          1.084           11,721

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.179          1.221          147,677
                                                       2006      1.069          1.179          143,169
                                                       2005      1.035          1.069           61,888

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.135          1.174          132,754
                                                       2006      1.048          1.135          179,873
                                                       2005      1.000          1.048           56,479

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.157          1.217               --
                                                       2006      1.083          1.157               --
                                                       2005      1.072          1.083               --
                                                       2004      1.029          1.072               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.716          1.903           15,705
                                                       2006      1.429          1.716           15,705
                                                       2005      1.267          1.429               --
                                                       2004      1.093          1.267               --
                                                       2003      1.000          1.093               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.453          1.498            6,085
                                                       2006      1.321          1.453            6,255
                                                       2005      1.254          1.321           41,713
                                                       2004      1.051          1.254               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.163          1.231           25,178
                                                       2006      1.155          1.163           25,221
                                                       2005      1.091          1.155           24,857
                                                       2004      1.039          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.080          1.648               --
                                                       2006      1.557          2.080               --
                                                       2005      1.384          1.557               --
                                                       2004      1.044          1.384               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.156          1.361               --
                                                       2006      1.095          1.156            7,884
                                                       2005      1.069          1.095            7,875
                                                       2004      1.041          1.069               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.516          1.378           17,880
                                                       2006      1.356          1.516           17,880
                                                       2005      1.247          1.356               --
                                                       2004      1.062          1.247               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.146          1.214               --
                                                       2005      1.151          1.146               --
                                                       2004      1.038          1.151               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.151          1.196            6,275
                                                       2006      1.106          1.151            5,935
                                                       2005      1.102          1.106            5,816
                                                       2004      1.024          1.102               --
                                                       2003      1.000          1.024               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.337          1.332               --
                                                       2006      1.187          1.337           13,932
                                                       2005      1.158          1.187               --
                                                       2004      1.061          1.158               --
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.182          1.258               --
                                                       2006      1.140          1.182               --
                                                       2005      1.073          1.140               --
                                                       2004      1.031          1.073               --
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.320          1.411               --
                                                       2006      1.216          1.320               --
                                                       2005      1.159          1.216               --
                                                       2004      1.043          1.159               --
                                                       2003      1.000          1.043               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.300          1.237               --
                                                       2006      1.134          1.300               --
                                                       2005      1.121          1.134               --
                                                       2004      1.032          1.121               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.417          1.542            8,081
                                                       2006      1.332          1.417            8,085
                                                       2005      1.300          1.332            8,089
                                                       2004      1.192          1.300            4,958
                                                       2003      1.000          1.192               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.745          1.970          110,277
                                                       2006      1.468          1.745          126,622
                                                       2005      1.362          1.468          125,688
                                                       2004      1.175          1.362          124,988
                                                       2003      1.000          1.175               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.337          1.282               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.271          1.270               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.504          1.435           94,206

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.228          1.284               --
                                                       2006      1.065          1.228               --
                                                       2005      1.026          1.065               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.219          1.251               --
                                                       2006      1.110          1.219               --
                                                       2005      1.102          1.110               --
                                                       2004      1.038          1.102               --
                                                       2003      1.028          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.306          1.349               --
                                                       2006      1.206          1.306               --
                                                       2005      1.124          1.206               --
                                                       2004      1.056          1.124               --
                                                       2003      1.035          1.056               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.242          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.977          2.067               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.122               --
                                                       2006      1.000          1.004               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.014          1.042               --
                                                       2006      0.995          1.014               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.989          0.995               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.126          1.174               --
                                                       2005      1.097          1.126               --
                                                       2004      1.052          1.097               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.402          1.523               --
                                                       2005      1.256          1.402               --
                                                       2004      1.080          1.256               --
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.015          1.047               --
                                                       2006      1.005          1.015               --
                                                       2005      1.010          1.005               --
                                                       2004      1.002          1.010               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.986          1.103               --
                                                       2005      0.996          0.986               --
                                                       2004      1.000          0.996               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.072          1.134               --
                                                       2005      1.057          1.072               --
                                                       2004      1.033          1.057               --
                                                       2003      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.256          1.307               --
                                                       2006      1.096          1.256               --
                                                       2005      0.990          1.096               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.331          3.247               --
                                                       2006      1.758          2.331               --
                                                       2005      1.306          1.758               --
                                                       2004      1.125          1.306               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.489          1.464               --
                                                       2006      1.246          1.489               --
                                                       2005      1.207          1.246               --
                                                       2004      1.063          1.207               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.164          1.275               --
                                                       2006      0.998          1.164               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.334          1.685               --
                                                       2005      1.265          1.334               --
                                                       2004      1.094          1.265               --
                                                       2003      1.000          1.094               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.348          1.381               --
                                                       2006      1.184          1.348               --
                                                       2005      1.142          1.184               --
                                                       2004      1.053          1.142               --
                                                       2003      1.035          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.142          1.141               --
                                                       2006      1.042          1.142               --
                                                       2005      1.011          1.042               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.138          1.175               --
                                                       2006      1.074          1.138               --
                                                       2005      1.080          1.074               --
                                                       2004      1.024          1.080               --
                                                       2003      1.021          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.213          1.248               --
                                                       2006      1.084          1.213               --
                                                       2005      1.056          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.177          1.218               --
                                                       2006      1.068          1.177               --
                                                       2005      1.035          1.068               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.133          1.171               --
                                                       2006      1.047          1.133               --
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.153          1.212               --
                                                       2006      1.081          1.153               --
                                                       2005      1.071          1.081               --
                                                       2004      1.029          1.071               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.711          1.895               --
                                                       2006      1.426          1.711               --
                                                       2005      1.266          1.426               --
                                                       2004      1.092          1.266               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.448          1.492               --
                                                       2006      1.319          1.448               --
                                                       2005      1.252          1.319               --
                                                       2004      1.051          1.252               --
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.160          1.227               --
                                                       2006      1.153          1.160               --
                                                       2005      1.090          1.153               --
                                                       2004      1.039          1.090               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.074          1.641               --
                                                       2006      1.553          2.074               --
                                                       2005      1.382          1.553               --
                                                       2004      1.044          1.382               --
                                                       2003      1.000          1.044               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.153          1.356               --
                                                       2006      1.093          1.153               --
                                                       2005      1.068          1.093               --
                                                       2004      1.041          1.068               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.511          1.372               --
                                                       2006      1.353          1.511               --
                                                       2005      1.245          1.353               --
                                                       2004      1.062          1.245               --
                                                       2003      1.000          1.062               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.211               --
                                                       2005      1.150          1.143               --
                                                       2004      1.038          1.150               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.147          1.191               --
                                                       2006      1.104          1.147               --
                                                       2005      1.101          1.104               --
                                                       2004      1.023          1.101               --
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.333          1.327               --
                                                       2006      1.184          1.333               --
                                                       2005      1.157          1.184               --
                                                       2004      1.061          1.157               --
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.181          1.256                 --
                                                       2006      1.138          1.181            137,064
                                                       2005      1.072          1.138            128,174
                                                       2004      1.031          1.072            102,047
                                                       2003      1.000          1.031                 --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.318          1.408            207,976
                                                       2006      1.215          1.318            213,188
                                                       2005      1.158          1.215            210,076
                                                       2004      1.043          1.158            197,449
                                                       2003      1.000          1.043                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.298          1.235            188,476
                                                       2006      1.133          1.298            210,622
                                                       2005      1.120          1.133            250,086
                                                       2004      1.032          1.120            234,857
                                                       2003      1.000          1.032                 --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.543          1.678          1,650,186
                                                       2006      1.452          1.543          2,136,420
                                                       2005      1.417          1.452          2,752,422
                                                       2004      1.300          1.417          2,926,013
                                                       2003      0.969          1.300          2,045,532
                                                       2002      1.000          0.969                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.895          2.139          2,694,952
                                                       2006      1.596          1.895          3,846,907
                                                       2005      1.481          1.596          4,394,621
                                                       2004      1.278          1.481          3,889,690
                                                       2003      0.989          1.278          2,193,501
                                                       2002      1.000          0.989                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.335          1.280            353,858

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.361          1.360         16,154,435

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.683          1.605          5,380,875

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.227          1.283                 --
                                                       2006      1.064          1.227              7,627
                                                       2005      1.026          1.064                 --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.217          1.249                 --
                                                       2006      1.108          1.217             15,648
                                                       2005      1.101          1.108              7,940
                                                       2004      1.038          1.101              6,677
                                                       2003      1.000          1.038                 --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.304          1.347                 --
                                                       2006      1.204          1.304            423,085
                                                       2005      1.123          1.204            451,152
                                                       2004      1.056          1.123            413,843
                                                       2003      1.000          1.056                 --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.240          1.289            112,472

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.090          2.185            506,932

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.121             41,086
                                                       2006      1.000          1.003             72,348

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.003          1.030            971,783
                                                       2006      0.985          1.003            619,409

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975                 --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088             89,919
                                                       2006      0.996          1.047            128,763

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.985                 --
                                                       2005      0.973          0.978            511,337
                                                       2004      0.985          0.973            508,529
                                                       2003      0.999          0.985            536,126
                                                       2002      1.000          0.999                 --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.124          1.173                 --
                                                       2005      1.097          1.124             79,251
                                                       2004      1.052          1.097             77,694
                                                       2003      1.000          1.052                 --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.400          1.521                 --
                                                       2005      1.255          1.400            122,001
                                                       2004      1.080          1.255            119,173
                                                       2003      1.000          1.080                 --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.013          1.045                 --
                                                       2006      1.004          1.013             92,551
                                                       2005      1.009          1.004             86,816
                                                       2004      1.002          1.009             62,545
                                                       2003      1.000          1.002                 --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.986          1.102                 --
                                                       2005      0.996          0.986                 --
                                                       2004      1.000          0.996                 --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.071          1.132                 --
                                                       2005      1.056          1.071             48,884
                                                       2004      1.033          1.056             41,219
                                                       2003      1.000          1.033                 --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             36,046

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.255          1.306             79,907
                                                       2006      1.096          1.255            129,438
                                                       2005      0.990          1.096             63,664

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.327          3.241             46,835
                                                       2006      1.756          2.327             55,230
                                                       2005      1.305          1.756             70,264
                                                       2004      1.125          1.305             55,808
                                                       2003      1.000          1.125                 --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.487          1.461            359,136
                                                       2006      1.245          1.487            379,435
                                                       2005      1.207          1.245            411,919
                                                       2004      1.063          1.207            460,930
                                                       2003      1.000          1.063                 --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.164          1.274                 --
                                                       2006      0.998          1.164                 --
                                                       2005      1.000          0.998                 --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.333          1.683                 --
                                                       2005      1.264          1.333                 --
                                                       2004      1.094          1.264                 --
                                                       2003      1.000          1.094                 --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.346          1.378            308,805
                                                       2006      1.183          1.346            173,149
                                                       2005      1.142          1.183            219,314
                                                       2004      1.053          1.142            159,016
                                                       2003      1.000          1.053                 --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.141          1.140                 --
                                                       2006      1.042          1.141             22,388
                                                       2005      1.010          1.042                 --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.136          1.173            391,702
                                                       2006      1.073          1.136            407,898
                                                       2005      1.079          1.073            409,990
                                                       2004      1.024          1.079            373,187
                                                       2003      1.000          1.024                 --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.212          1.247                 --
                                                       2006      1.083          1.212                 --
                                                       2005      1.056          1.083                 --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.176          1.216             54,850
                                                       2006      1.068          1.176                 --
                                                       2005      1.035          1.068                 --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.132          1.170             52,170
                                                       2006      1.047          1.132             51,834
                                                       2005      1.000          1.047                 --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.151          1.209             18,395
                                                       2006      1.080          1.151             18,395
                                                       2005      1.070          1.080             18,395
                                                       2004      1.029          1.070             18,395
                                                       2003      1.000          1.029                 --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.708          1.891             25,753
                                                       2006      1.425          1.708             26,919
                                                       2005      1.265          1.425             28,450
                                                       2004      1.092          1.265             28,542
                                                       2003      1.000          1.092                 --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.446          1.489             26,806
                                                       2006      1.317          1.446             32,137
                                                       2005      1.251          1.317             53,789
                                                       2004      1.051          1.251             53,670
                                                       2003      1.000          1.051                 --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.158          1.224             74,051
                                                       2006      1.152          1.158             93,483
                                                       2005      1.089          1.152             88,360
                                                       2004      1.039          1.089             65,506

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.071          1.638             18,459
                                                       2006      1.552          2.071             19,473
                                                       2005      1.382          1.552             20,596
                                                       2004      1.044          1.382             18,921
                                                       2003      1.000          1.044                 --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.151          1.353                 --
                                                       2006      1.092          1.151             23,470
                                                       2005      1.068          1.092             23,371
                                                       2004      1.041          1.068             15,375

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.509          1.369             51,460
                                                       2006      1.352          1.509             70,949
                                                       2005      1.244          1.352             52,885
                                                       2004      1.062          1.244             51,295
                                                       2003      1.000          1.062                 --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.142          1.209                 --
                                                       2005      1.149          1.142             14,424
                                                       2004      1.038          1.149             14,424
                                                       2003      1.000          1.038                 --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.145          1.189            530,638
                                                       2006      1.102          1.145            542,125
                                                       2005      1.100          1.102            522,073
                                                       2004      1.023          1.100            467,075
                                                       2003      1.000          1.023                 --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.331          1.324                 --
                                                       2006      1.183          1.331            133,914
                                                       2005      1.156          1.183            127,925
                                                       2004      1.061          1.156             84,245
                                                       2003      1.000          1.061                 --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.116          1.187               --
                                                       2006      1.077          1.116           23,199
                                                       2005      1.000          1.077               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.138          1.215               --
                                                       2006      1.049          1.138               --
                                                       2005      1.000          1.049               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.160          1.103           27,817
                                                       2006      1.014          1.160           23,347
                                                       2005      1.000          1.014               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.116          1.213               --
                                                       2006      1.051          1.116               --
                                                       2005      1.000          1.051               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.271          1.434           52,322
                                                       2006      1.071          1.271           51,622
                                                       2005      1.000          1.071           21,549

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.203          1.153               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.144          1.143               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.230          1.173           50,638

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.226          1.282               --
                                                       2006      1.064          1.226           44,800
                                                       2005      1.026          1.064               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.111          1.140               --
                                                       2006      1.013          1.111               --
                                                       2005      1.000          1.013               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.176          1.214               --
                                                       2006      1.087          1.176               --
                                                       2005      1.000          1.087               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.172          1.217           23,199

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.469          1.535               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.120           19,598
                                                       2006      1.000          1.003           19,598

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.058               --
                                                       2006      1.012          1.030               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.087               --
                                                       2006      0.996          1.047               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.006          1.012               --
                                                       2005      1.000          1.006               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.039          1.084               --
                                                       2005      1.000          1.039               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.142          1.240               --
                                                       2005      1.000          1.142               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      0.998          1.030               --
                                                       2006      0.990          0.998               --
                                                       2005      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.989          1.105               --
                                                       2005      1.000          0.989               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.012          1.069               --
                                                       2005      1.000          1.012               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.254          1.304               --
                                                       2006      1.095          1.254               --
                                                       2005      0.990          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.711          2.381               --
                                                       2006      1.292          1.711               --
                                                       2005      1.000          1.292               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.225          1.203               --
                                                       2006      1.026          1.225               --
                                                       2005      1.000          1.026               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.163          1.272               --
                                                       2006      0.998          1.163               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.037          1.308               --
                                                       2005      1.000          1.037               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.187          1.215               --
                                                       2006      1.044          1.187               --
                                                       2005      1.000          1.044               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.140          1.138               --
                                                       2006      1.042          1.140               --
                                                       2005      1.010          1.042               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.049          1.082               --
                                                       2006      0.991          1.049               --
                                                       2005      1.000          0.991               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.211          1.245           23,065
                                                       2006      1.083          1.211           23,065
                                                       2005      1.056          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.175          1.214               --
                                                       2006      1.067          1.175               --
                                                       2005      1.034          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.131          1.168           59,486
                                                       2006      1.047          1.131           59,486
                                                       2005      1.000          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.085          1.139           48,100
                                                       2006      1.019          1.085           43,386
                                                       2005      1.000          1.019               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.346          1.489               --
                                                       2006      1.123          1.346               --
                                                       2005      1.000          1.123               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.159          1.194               --
                                                       2006      1.057          1.159               --
                                                       2005      1.000          1.057               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.098          1.160           47,007
                                                       2006      1.093          1.098           47,007
                                                       2005      1.000          1.093               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.568          1.239               --
                                                       2006      1.175          1.568               --
                                                       2005      1.000          1.175               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.069          1.255               --
                                                       2006      1.014          1.069               --
                                                       2005      1.000          1.014               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.230          1.116               --
                                                       2006      1.103          1.230               --
                                                       2005      1.000          1.103               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.027          1.087               --
                                                       2005      1.000          1.027               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.035          1.074               --
                                                       2006      0.997          1.035               --
                                                       2005      1.000          0.997               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.149          1.143               --
                                                       2006      1.022          1.149               --
                                                       2005      1.000          1.022               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.177          1.251               --
                                                       2006      1.136          1.177           21,022
                                                       2005      1.071          1.136               --
                                                       2004      1.031          1.071               --
                                                       2003      1.000          1.031               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.314          1.403            4,124
                                                       2006      1.212          1.314            4,252
                                                       2005      1.157          1.212            4,415
                                                       2004      1.043          1.157               --
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.294          1.230           25,231
                                                       2006      1.131          1.294            7,693
                                                       2005      1.119          1.131               --
                                                       2004      1.032          1.119               --
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.410          1.531            7,579
                                                       2006      1.328          1.410            7,611
                                                       2005      1.297          1.328            7,574
                                                       2004      1.191          1.297            2,012
                                                       2003      1.000          1.191               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.736          1.957          217,252
                                                       2006      1.463          1.736          221,873
                                                       2005      1.359          1.463          234,426
                                                       2004      1.174          1.359            2,118
                                                       2003      1.000          1.174               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.330          1.274            3,640

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.264          1.262          230,129

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.496          1.425           16,977

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.225          1.280               --
                                                       2006      1.064          1.225               --
                                                       2005      1.026          1.064               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.213          1.244               --
                                                       2006      1.106          1.213           46,906
                                                       2005      1.100          1.106           14,214
                                                       2004      1.038          1.100               --
                                                       2003      1.000          1.038               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.300          1.342               --
                                                       2006      1.202          1.300               --
                                                       2005      1.122          1.202               --
                                                       2004      1.056          1.122               --
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.236          1.283           21,022

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.966          2.054               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.119               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.009          1.035           14,884
                                                       2006      0.991          1.009               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974           56,305

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087           30,698
                                                       2006      0.996          1.046           30,811

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.985          0.991               --
                                                       2005      0.980          0.985               --
                                                       2004      0.993          0.980               --
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.122          1.170               --
                                                       2005      1.095          1.122               --
                                                       2004      1.052          1.095               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.397          1.517               --
                                                       2005      1.254          1.397            4,210
                                                       2004      1.080          1.254               --
                                                       2003      1.000          1.080               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.010          1.041               --
                                                       2006      1.002          1.010           11,006
                                                       2005      1.008          1.002            9,921
                                                       2004      1.002          1.008               --
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984               --
                                                       2004      1.000          0.995               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.069          1.129               --
                                                       2005      1.055          1.069               --
                                                       2004      1.032          1.055               --
                                                       2003      1.000          1.032               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           11,075

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.253          1.302           61,045
                                                       2006      1.095          1.253           21,544
                                                       2005      0.990          1.095               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.320          3.227            2,046
                                                       2006      1.753          2.320               --
                                                       2005      1.304          1.753               --
                                                       2004      1.125          1.304               --
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.482          1.455           54,440
                                                       2006      1.242          1.482           18,947
                                                       2005      1.205          1.242           12,600
                                                       2004      1.063          1.205               --
                                                       2003      1.000          1.063               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.162          1.271               --
                                                       2006      0.998          1.162               --
                                                       2005      1.000          0.998               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.330          1.677               --
                                                       2005      1.263          1.330               --
                                                       2004      1.094          1.263               --
                                                       2003      1.000          1.094               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.341          1.373           21,598
                                                       2006      1.180          1.341            5,447
                                                       2005      1.141          1.180            5,615
                                                       2004      1.053          1.141            5,691
                                                       2003      1.000          1.053               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.139          1.137           48,158
                                                       2006      1.041          1.139           11,577
                                                       2005      1.010          1.041               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.132          1.168            2,667
                                                       2006      1.071          1.132            2,568
                                                       2005      1.078          1.071            2,498
                                                       2004      1.024          1.078            2,370
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.210          1.243          110,601
                                                       2006      1.083          1.210          110,601
                                                       2005      1.056          1.083           71,011

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.174          1.213           89,027
                                                       2006      1.067          1.174           89,027
                                                       2005      1.034          1.067               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.131          1.167          286,589
                                                       2006      1.046          1.131          173,481
                                                       2005      1.000          1.046           24,236

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.148          1.204               --
                                                       2006      1.078          1.148               --
                                                       2005      1.069          1.078               --
                                                       2004      1.029          1.069               --
                                                       2003      1.000          1.029               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.703          1.883           16,218
                                                       2006      1.422          1.703           16,218
                                                       2005      1.263          1.422               --
                                                       2004      1.092          1.263               --
                                                       2003      1.000          1.092               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.442          1.483           11,182
                                                       2006      1.314          1.442            9,904
                                                       2005      1.250          1.314            3,051
                                                       2004      1.051          1.250            3,167
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.155          1.220           47,069
                                                       2006      1.150          1.155           46,460
                                                       2005      1.088          1.150           14,664
                                                       2004      1.039          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.064          1.631           24,840
                                                       2006      1.548          2.064           19,241
                                                       2005      1.380          1.548               --
                                                       2004      1.043          1.380               --
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.148          1.349               --
                                                       2006      1.090          1.148            2,518
                                                       2005      1.067          1.090            2,410
                                                       2004      1.040          1.067            2,434

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.504          1.364            3,115
                                                       2006      1.349          1.504               --
                                                       2005      1.243          1.349               --
                                                       2004      1.061          1.243               --
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.140          1.206               --
                                                       2005      1.148          1.140               --
                                                       2004      1.038          1.148               --
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.142          1.184          122,040
                                                       2006      1.100          1.142           68,015
                                                       2005      1.099          1.100           32,419
                                                       2004      1.023          1.099            4,644
                                                       2003      1.000          1.023               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.327          1.319               --
                                                       2006      1.181          1.327            7,449
                                                       2005      1.155          1.181               --
                                                       2004      1.061          1.155               --
                                                       2003      1.000          1.061               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.173          1.247               --
                                                       2006      1.134          1.173           37,205
                                                       2005      1.070          1.134           35,684
                                                       2004      1.031          1.070           15,272
                                                       2003      1.000          1.031               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.310          1.397           21,007
                                                       2006      1.210          1.310           21,357
                                                       2005      1.156          1.210           19,506
                                                       2004      1.043          1.156            9,365
                                                       2003      1.000          1.043               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.290          1.225          405,104
                                                       2006      1.128          1.290          405,131
                                                       2005      1.118          1.128          401,415
                                                       2004      1.032          1.118           55,855
                                                       2003      1.000          1.032               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.530          1.661          280,988
                                                       2006      1.443          1.530          385,685
                                                       2005      1.411          1.443          380,206
                                                       2004      1.297          1.411          385,792
                                                       2003      0.968          1.297          328,001
                                                       2002      1.000          0.968               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.880          2.117          475,985
                                                       2006      1.586          1.880          616,998
                                                       2005      1.475          1.586          606,826
                                                       2004      1.275          1.475          576,751
                                                       2003      0.988          1.275          252,135
                                                       2002      1.000          0.988               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.325          1.269           95,615

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.349          1.346          938,998

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.668          1.588          444,372

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.223          1.278               --
                                                       2006      1.063          1.223               --
                                                       2005      1.026          1.063               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.209          1.240               --
                                                       2006      1.104          1.209           18,061
                                                       2005      1.099          1.104           19,152
                                                       2004      1.038          1.099           19,319
                                                       2003      1.000          1.038               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.296          1.338               --
                                                       2006      1.199          1.296           92,324
                                                       2005      1.121          1.199           89,726
                                                       2004      1.056          1.121           59,779
                                                       2003      1.000          1.056               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.232          1.278           37,054

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.072          2.163           78,241

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117               --
                                                       2006      1.000          1.002               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      0.995          1.020          294,249
                                                       2006      0.978          0.995          290,105

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085            3,801
                                                       2006      0.996          1.046            3,808

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.973          0.978               --
                                                       2005      0.969          0.973          234,472
                                                       2004      0.983          0.969          132,347
                                                       2003      0.999          0.983           11,760
                                                       2002      1.000          0.999               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.120          1.167               --
                                                       2005      1.094          1.120               --
                                                       2004      1.052          1.094               --
                                                       2003      1.000          1.052               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.394          1.513               --
                                                       2005      1.253          1.394            2,511
                                                       2004      1.080          1.253            2,516
                                                       2003      1.000          1.080               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.007          1.037               --
                                                       2006      1.000          1.007           50,246
                                                       2005      1.007          1.000           52,520
                                                       2004      1.002          1.007           51,071
                                                       2003      1.000          1.002               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.982          1.096               --
                                                       2005      0.994          0.982               --
                                                       2004      1.000          0.994               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.066          1.125               --
                                                       2005      1.054          1.066           12,729
                                                       2004      1.032          1.054           12,729
                                                       2003      1.000          1.032               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090           51,177

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.251          1.298               --
                                                       2006      1.094          1.251               --
                                                       2005      0.990          1.094               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.313          3.214           18,973
                                                       2006      1.749          2.313           26,157
                                                       2005      1.302          1.749           31,011
                                                       2004      1.125          1.302           21,567
                                                       2003      1.000          1.125               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.477          1.449               --
                                                       2006      1.240          1.477               --
                                                       2005      1.204          1.240              993
                                                       2004      1.063          1.204              824
                                                       2003      1.000          1.063               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.160          1.268               --
                                                       2006      0.997          1.160               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.327          1.672               --
                                                       2005      1.261          1.327               --
                                                       2004      1.093          1.261               --
                                                       2003      1.000          1.093               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.337          1.367          156,135
                                                       2006      1.178          1.337          100,779
                                                       2005      1.139          1.178           99,321
                                                       2004      1.052          1.139           48,327
                                                       2003      1.000          1.052               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.137          1.133               --
                                                       2006      1.041          1.137               --
                                                       2005      1.010          1.041               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.129          1.163           38,047
                                                       2006      1.069          1.129           37,987
                                                       2005      1.077          1.069           36,577
                                                       2004      1.024          1.077           28,103
                                                       2003      1.000          1.024               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.208          1.240               --
                                                       2006      1.082          1.208               --
                                                       2005      1.056          1.082               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.173          1.210               --
                                                       2006      1.066          1.173               --
                                                       2005      1.034          1.066               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.129          1.164           12,658
                                                       2006      1.046          1.129           12,658
                                                       2005      1.000          1.046               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.144          1.199            2,680
                                                       2006      1.075          1.144            2,685
                                                       2005      1.068          1.075            2,690
                                                       2004      1.029          1.068            2,695
                                                       2003      1.000          1.029               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.697          1.875               --
                                                       2006      1.419          1.697               --
                                                       2005      1.262          1.419               --
                                                       2004      1.092          1.262               --
                                                       2003      1.000          1.092               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.437          1.477           39,258
                                                       2006      1.312          1.437           39,299
                                                       2005      1.249          1.312           36,078
                                                       2004      1.051          1.249           12,448
                                                       2003      1.000          1.051               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.152          1.215               --
                                                       2006      1.148          1.152               --
                                                       2005      1.088          1.148               --
                                                       2004      1.039          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.058          1.624           14,259
                                                       2006      1.545          2.058           13,968
                                                       2005      1.378          1.545           14,074
                                                       2004      1.043          1.378            8,442
                                                       2003      1.000          1.043               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.145          1.344               --
                                                       2006      1.088          1.145               --
                                                       2005      1.066          1.088               --
                                                       2004      1.040          1.066               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.500          1.358           10,536
                                                       2006      1.346          1.500           10,540
                                                       2005      1.242          1.346            8,306
                                                       2004      1.061          1.242            8,306
                                                       2003      1.000          1.061               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.137          1.203               --
                                                       2005      1.146          1.137            2,609
                                                       2004      1.038          1.146            2,614
                                                       2003      1.000          1.038               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.138          1.179           71,017
                                                       2006      1.098          1.138           64,692
                                                       2005      1.098          1.098           63,026
                                                       2004      1.023          1.098           30,666
                                                       2003      1.000          1.023               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.323          1.314               --
                                                       2006      1.178          1.323           55,900
                                                       2005      1.153          1.178           55,469
                                                       2004      1.061          1.153           36,417
                                                       2003      1.000          1.061               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.155          1.227                --
                                                       2006      1.116          1.155                --
                                                       2005      1.054          1.116                --
                                                       2004      1.000          1.054                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.206          1.285                --
                                                       2006      1.114          1.206                --
                                                       2005      1.064          1.114                --
                                                       2004      1.000          1.064                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.235          1.172                --
                                                       2006      1.081          1.235                --
                                                       2005      1.072          1.081                --
                                                       2004      1.000          1.072                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.175          1.274                --
                                                       2006      1.108          1.175                --
                                                       2005      1.084          1.108                --
                                                       2004      1.000          1.084                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.470          1.655                --
                                                       2006      1.241          1.470                --
                                                       2005      1.155          1.241                --
                                                       2004      1.000          1.155                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.242          1.189                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.163          1.160           425,810

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.277          1.215                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.222          1.277                --
                                                       2006      1.063          1.222                --
                                                       2005      1.026          1.063                --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.158          1.187                --
                                                       2006      1.057          1.158           287,499
                                                       2005      1.053          1.057                --
                                                       2004      1.000          1.053                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.215          1.254                --
                                                       2006      1.125          1.215                --
                                                       2005      1.052          1.125                --
                                                       2004      1.000          1.052                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.212          1.257                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.695          1.769                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117                --
                                                       2006      1.000          1.002                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.044           210,247
                                                       2006      1.003          1.019             3,543

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973            59,943

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.084                --
                                                       2006      0.996          1.045                --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.997          1.003                --
                                                       2005      0.993          0.997                --
                                                       2004      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.070          1.115                --
                                                       2005      1.046          1.070                --
                                                       2004      1.000          1.046                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.410                --
                                                       2005      1.168          1.300                --
                                                       2004      1.000          1.168                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.030          1.061                --
                                                       2006      1.024          1.030                --
                                                       2005      1.032          1.024                --
                                                       2004      1.000          1.032                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.091                --
                                                       2005      0.991          0.978                --
                                                       2004      1.000          0.991                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.037          1.094                --
                                                       2005      1.025          1.037                --
                                                       2004      1.000          1.025                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.250          1.297                --
                                                       2006      1.094          1.250                --
                                                       2005      0.990          1.094                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.296          3.190                --
                                                       2006      1.737          2.296                --
                                                       2005      1.294          1.737                --
                                                       2004      1.000          1.294                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.378          1.351                --
                                                       2006      1.157          1.378                --
                                                       2005      1.124          1.157                --
                                                       2004      1.000          1.124                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.160          1.266                --
                                                       2006      0.997          1.160                --
                                                       2005      1.000          0.997                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.237          1.558                --
                                                       2005      1.177          1.237                --
                                                       2004      1.000          1.177                --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.278          1.306                --
                                                       2006      1.126          1.278                --
                                                       2005      1.090          1.126                --
                                                       2004      1.000          1.090                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.136          1.132            49,931
                                                       2006      1.040          1.136            22,046
                                                       2005      1.010          1.040                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.135          1.169             2,160
                                                       2006      1.075          1.135                --
                                                       2005      1.084          1.075                --
                                                       2004      1.000          1.084                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.207          1.238                --
                                                       2006      1.082          1.207                --
                                                       2005      1.056          1.082                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.172          1.208         3,906,958
                                                       2006      1.066          1.172         1,207,547
                                                       2005      1.034          1.066                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.128          1.163         3,895,349
                                                       2006      1.045          1.128         1,507,233
                                                       2005      1.000          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.156          1.212                --
                                                       2006      1.088          1.156                --
                                                       2005      1.080          1.088                --
                                                       2004      1.000          1.080                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.571          1.735                --
                                                       2006      1.314          1.571                --
                                                       2005      1.169          1.314                --
                                                       2004      1.000          1.169                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.314          1.350                --
                                                       2006      1.200          1.314                --
                                                       2005      1.143          1.200                --
                                                       2004      1.000          1.143                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.131          1.193                --
                                                       2006      1.128          1.131                --
                                                       2005      1.069          1.128                --
                                                       2004      1.000          1.069                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.950          1.538                --
                                                       2006      1.465          1.950                --
                                                       2005      1.307          1.465                --
                                                       2004      1.000          1.307                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.083          1.271                --
                                                       2006      1.030          1.083                --
                                                       2005      1.010          1.030                --
                                                       2004      1.000          1.010                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.391          1.259                --
                                                       2006      1.250          1.391                --
                                                       2005      1.153          1.250                --
                                                       2004      1.000          1.153                --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.161                --
                                                       2005      1.107          1.098                --
                                                       2004      1.000          1.107                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.137          1.177           122,962
                                                       2006      1.097          1.137            72,763
                                                       2005      1.098          1.097                --
                                                       2004      1.000          1.098                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.243          1.235                --
                                                       2006      1.108          1.243                --
                                                       2005      1.085          1.108                --
                                                       2004      1.000          1.085                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.153          1.225               --
                                                       2006      1.115          1.153               --
                                                       2005      1.054          1.115               --
                                                       2004      1.000          1.054               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.204          1.283            4,183
                                                       2006      1.113          1.204            4,187
                                                       2005      1.064          1.113               --
                                                       2004      1.000          1.064               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.233          1.170           92,470
                                                       2006      1.080          1.233           96,576
                                                       2005      1.071          1.080          102,530
                                                       2004      1.000          1.071               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.173          1.272              549
                                                       2006      1.107          1.173              552
                                                       2005      1.084          1.107              554
                                                       2004      1.000          1.084               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.468          1.653           21,068
                                                       2006      1.240          1.468           98,345
                                                       2005      1.155          1.240          106,151
                                                       2004      1.000          1.155           63,377

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.241          1.187              565

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.161          1.158              867

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.275          1.213               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.221          1.276               --
                                                       2006      1.062          1.221               --
                                                       2005      1.026          1.062               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.156          1.185               --
                                                       2006      1.056          1.156              857
                                                       2005      1.052          1.056              861
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.214          1.252               --
                                                       2006      1.124          1.214              568
                                                       2005      1.052          1.124              570
                                                       2004      1.000          1.052               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.210          1.255               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.693          1.766           19,985

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.116              961
                                                       2006      1.000          1.001              965

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.018          1.042               --
                                                       2006      1.002          1.018          158,944

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.083           27,381
                                                       2006      0.996          1.045           28,155

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.996          1.002               --
                                                       2005      0.993          0.996               --
                                                       2004      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.069          1.114               --
                                                       2005      1.046          1.069              866
                                                       2004      1.000          1.046               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.299          1.409               --
                                                       2005      1.168          1.299           21,864
                                                       2004      1.000          1.168               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.029          1.059               --
                                                       2006      1.023          1.029               --
                                                       2005      1.032          1.023               --
                                                       2004      1.000          1.032               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.090               --
                                                       2005      0.991          0.978               --
                                                       2004      1.000          0.991               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.036          1.092               --
                                                       2005      1.025          1.036              879
                                                       2004      1.000          1.025               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.249          1.295               --
                                                       2006      1.093          1.249               --
                                                       2005      0.990          1.093               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.293          3.184               --
                                                       2006      1.736          2.293               --
                                                       2005      1.294          1.736               --
                                                       2004      1.000          1.294               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.377          1.349           83,410
                                                       2006      1.156          1.377           90,154
                                                       2005      1.124          1.156           92,428
                                                       2004      1.000          1.124               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.159          1.265               --
                                                       2006      0.997          1.159               --
                                                       2005      1.000          0.997               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.236          1.556               --
                                                       2005      1.176          1.236               --
                                                       2004      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.276          1.303           43,801
                                                       2006      1.125          1.276               --
                                                       2005      1.089          1.125               --
                                                       2004      1.000          1.089               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.136          1.130               --
                                                       2006      1.040          1.136               --
                                                       2005      1.010          1.040               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.134          1.167           25,326
                                                       2006      1.074          1.134           24,568
                                                       2005      1.084          1.074           24,990
                                                       2004      1.000          1.084               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.206          1.237           91,110
                                                       2006      1.081          1.206           91,483
                                                       2005      1.056          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.171          1.207           26,793
                                                       2006      1.066          1.171           26,667
                                                       2005      1.034          1.066               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.127          1.161          169,154
                                                       2006      1.045          1.127           83,286
                                                       2005      1.000          1.045           38,446

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.155          1.209              547
                                                       2006      1.087          1.155              549
                                                       2005      1.080          1.087              552
                                                       2004      1.000          1.080               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.569          1.732            3,424
                                                       2006      1.313          1.569            3,428
                                                       2005      1.169          1.313               --
                                                       2004      1.000          1.169               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.312          1.347           87,427
                                                       2006      1.199          1.312           87,295
                                                       2005      1.142          1.199           89,189
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.130          1.191            4,272
                                                       2006      1.128          1.130            4,277
                                                       2005      1.069          1.128               --
                                                       2004      1.000          1.069               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.947          1.535           29,450
                                                       2006      1.463          1.947           35,471
                                                       2005      1.307          1.463           38,134
                                                       2004      1.000          1.307               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.082          1.269               --
                                                       2006      1.029          1.082               --
                                                       2005      1.009          1.029               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.389          1.257           20,654
                                                       2006      1.249          1.389           20,868
                                                       2005      1.153          1.249           22,146
                                                       2004      1.000          1.153               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.097          1.160               --
                                                       2005      1.107          1.097               --
                                                       2004      1.000          1.107               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.135          1.175           29,586
                                                       2006      1.096          1.135           28,450
                                                       2005      1.097          1.096           24,296
                                                       2004      1.000          1.097               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.242          1.233               --
                                                       2006      1.107          1.242           46,886
                                                       2005      1.085          1.107           48,119
                                                       2004      1.000          1.085               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.166          1.239                --
                                                       2006      1.129          1.166                --
                                                       2005      1.068          1.129                --
                                                       2004      1.031          1.068                --
                                                       2003      1.000          1.031                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.302          1.385                --
                                                       2006      1.205          1.302                --
                                                       2005      1.153          1.205                --
                                                       2004      1.042          1.153                --
                                                       2003      1.000          1.042                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.282          1.215                --
                                                       2006      1.124          1.282                --
                                                       2005      1.116          1.124                --
                                                       2004      1.032          1.116                --
                                                       2003      1.000          1.032                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.395          1.511                --
                                                       2006      1.318          1.395                --
                                                       2005      1.292          1.318                --
                                                       2004      1.190          1.292                --
                                                       2003      1.000          1.190                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.718          1.932                --
                                                       2006      1.453          1.718                --
                                                       2005      1.354          1.453                --
                                                       2004      1.173          1.354                --
                                                       2003      1.000          1.173                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.316          1.259                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.250          1.246           105,067

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.479          1.407                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.219          1.273                --
                                                       2006      1.062          1.219                --
                                                       2005      1.026          1.062                --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.202          1.232                --
                                                       2006      1.099          1.202            62,500
                                                       2005      1.096          1.099                --
                                                       2004      1.037          1.096                --
                                                       2003      1.000          1.037                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.288          1.328                --
                                                       2006      1.194          1.288                --
                                                       2005      1.118          1.194                --
                                                       2004      1.056          1.118                --
                                                       2003      1.000          1.056                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.223          1.268                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.944          2.027                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.114                --
                                                       2006      1.000          1.001                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      0.998          1.021            77,408
                                                       2006      0.983          0.998                --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.972                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.044          1.081                --
                                                       2006      0.996          1.044                --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.978          0.983                --
                                                       2005      0.976          0.978                --
                                                       2004      0.992          0.976                --
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.115          1.161                --
                                                       2005      1.092          1.115                --
                                                       2004      1.052          1.092                --
                                                       2003      1.000          1.052                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.388          1.506                --
                                                       2005      1.250          1.388                --
                                                       2004      1.080          1.250                --
                                                       2003      1.000          1.080                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.001          1.029                --
                                                       2006      0.996          1.001             7,748
                                                       2005      1.005          0.996                --
                                                       2004      1.001          1.005                --
                                                       2003      1.000          1.001                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.978          1.089                --
                                                       2005      0.993          0.978                --
                                                       2004      1.000          0.993                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.062          1.118                --
                                                       2005      1.051          1.062                --
                                                       2004      1.032          1.051                --
                                                       2003      1.000          1.032                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.246          1.291                --
                                                       2006      1.092          1.246                --
                                                       2005      0.990          1.092                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.298          3.188                --
                                                       2006      1.742          2.298                --
                                                       2005      1.299          1.742                --
                                                       2004      1.124          1.299                --
                                                       2003      1.000          1.124                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.468          1.437                --
                                                       2006      1.234          1.468                --
                                                       2005      1.201          1.234                --
                                                       2004      1.063          1.201                --
                                                       2003      1.000          1.063                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.157          1.262                --
                                                       2006      0.996          1.157                --
                                                       2005      1.000          0.996                --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.322          1.662                --
                                                       2005      1.259          1.322                --
                                                       2004      1.093          1.259                --
                                                       2003      1.000          1.093                --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.329          1.356                --
                                                       2006      1.173          1.329                --
                                                       2005      1.137          1.173                --
                                                       2004      1.052          1.137                --
                                                       2003      1.000          1.052                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.134          1.127            14,399
                                                       2006      1.039          1.134             5,170
                                                       2005      1.010          1.039                --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.122          1.153             8,520
                                                       2006      1.064          1.122                --
                                                       2005      1.075          1.064                --
                                                       2004      1.024          1.075                --
                                                       2003      1.000          1.024                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.204          1.234                --
                                                       2006      1.081          1.204                --
                                                       2005      1.056          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.169          1.203           724,578
                                                       2006      1.065          1.169           101,790
                                                       2005      1.034          1.065                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.125          1.158         1,107,294
                                                       2006      1.045          1.125           974,268
                                                       2005      1.000          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.137          1.189                --
                                                       2006      1.071          1.137                --
                                                       2005      1.066          1.071                --
                                                       2004      1.029          1.066                --
                                                       2003      1.000          1.029                --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.687          1.860                --
                                                       2006      1.413          1.687                --
                                                       2005      1.259          1.413                --
                                                       2004      1.092          1.259                --
                                                       2003      1.000          1.092                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.428          1.465                --
                                                       2006      1.306          1.428                --
                                                       2005      1.246          1.306                --
                                                       2004      1.051          1.246                --
                                                       2003      1.000          1.051                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.145          1.206                --
                                                       2006      1.144          1.145                --
                                                       2005      1.086          1.144                --
                                                       2004      1.038          1.086                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      2.045          1.611                --
                                                       2006      1.539          2.045                --
                                                       2005      1.375          1.539                --
                                                       2004      1.043          1.375                --
                                                       2003      1.000          1.043                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.139          1.334                --
                                                       2006      1.084          1.139                --
                                                       2005      1.064          1.084                --
                                                       2004      1.040          1.064                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.490          1.347                --
                                                       2006      1.341          1.490                --
                                                       2005      1.239          1.341                --
                                                       2004      1.061          1.239                --
                                                       2003      1.000          1.061                --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.132          1.197                --
                                                       2005      1.144          1.132                --
                                                       2004      1.038          1.144                --
                                                       2003      1.000          1.038                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.131          1.169            67,294
                                                       2006      1.093          1.131            46,466
                                                       2005      1.095          1.093                --
                                                       2004      1.023          1.095                --
                                                       2003      1.000          1.023                --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.314          1.304                --
                                                       2006      1.173          1.314                --
                                                       2005      1.151          1.173                --
                                                       2004      1.061          1.151                --
                                                       2003      1.000          1.061                --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.149          1.220               --
                                                       2006      1.113          1.149               --
                                                       2005      1.053          1.113               --
                                                       2004      1.000          1.053               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.199          1.276               --
                                                       2006      1.110          1.199               --
                                                       2005      1.063          1.110               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.229          1.164               --
                                                       2006      1.078          1.229               --
                                                       2005      1.070          1.078               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.169          1.265               --
                                                       2006      1.105          1.169               --
                                                       2005      1.083          1.105               --
                                                       2004      1.000          1.083               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.463          1.644               --
                                                       2006      1.237          1.463               --
                                                       2005      1.154          1.237               --
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.235          1.181               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.156          1.152           45,241

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.269          1.207               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.218          1.272               --
                                                       2006      1.061          1.218               --
                                                       2005      1.026          1.061               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.152          1.180               --
                                                       2006      1.054          1.152               --
                                                       2005      1.052          1.054               --
                                                       2004      1.000          1.052               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.209          1.247               --
                                                       2006      1.122          1.209               --
                                                       2005      1.051          1.122               --
                                                       2004      1.000          1.051               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.205          1.248               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.685          1.757               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.000          1.113               --
                                                       2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.014          1.037               --
                                                       2006      0.999          1.014               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.972               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.044          1.080               --
                                                       2006      0.996          1.044               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.994          0.999               --
                                                       2005      0.992          0.994               --
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.067          1.111               --
                                                       2005      1.045          1.067               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.296          1.405               --
                                                       2005      1.167          1.296               --
                                                       2004      1.000          1.167               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.025          1.054               --
                                                       2006      1.021          1.025               --
                                                       2005      1.031          1.021               --
                                                       2004      1.000          1.031               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.975          1.086               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.034          1.088               --
                                                       2005      1.024          1.034               --
                                                       2004      1.000          1.024               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.245          1.289               --
                                                       2006      1.092          1.245               --
                                                       2005      0.990          1.092               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.285          3.168               --
                                                       2006      1.732          2.285               --
                                                       2005      1.293          1.732               --
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.371          1.342               --
                                                       2006      1.153          1.371               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.156          1.261               --
                                                       2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.234          1.551               --
                                                       2005      1.175          1.234               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.271          1.296               --
                                                       2006      1.122          1.271               --
                                                       2005      1.088          1.122               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.133          1.126            2,435
                                                       2006      1.039          1.133              605
                                                       2005      1.010          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.130          1.161               --
                                                       2006      1.072          1.130               --
                                                       2005      1.083          1.072               --
                                                       2004      1.000          1.083               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.203          1.232               --
                                                       2006      1.080          1.203               --
                                                       2005      1.055          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.168          1.202          859,802
                                                       2006      1.065          1.168          116,451
                                                       2005      1.033          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.124          1.157           21,062
                                                       2006      1.044          1.124            5,477
                                                       2005      1.000          1.044               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.151          1.203               --
                                                       2006      1.084          1.151               --
                                                       2005      1.079          1.084               --
                                                       2004      1.000          1.079               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.563          1.723               --
                                                       2006      1.310          1.563               --
                                                       2005      1.168          1.310               --
                                                       2004      1.000          1.168               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.307          1.340               --
                                                       2006      1.196          1.307               --
                                                       2005      1.142          1.196               --
                                                       2004      1.000          1.142               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.126          1.184               --
                                                       2006      1.125          1.126               --
                                                       2005      1.068          1.125               --
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.940          1.527               --
                                                       2006      1.460          1.940               --
                                                       2005      1.306          1.460               --
                                                       2004      1.000          1.306               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.078          1.262               --
                                                       2006      1.027          1.078               --
                                                       2005      1.009          1.027               --
                                                       2004      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.384          1.250               --
                                                       2006      1.246          1.384               --
                                                       2005      1.152          1.246               --
                                                       2004      1.000          1.152               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.094          1.157               --
                                                       2005      1.106          1.094               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.131          1.169               --
                                                       2006      1.094          1.131               --
                                                       2005      1.096          1.094               --
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.237          1.226               --
                                                       2006      1.105          1.237               --
                                                       2005      1.084          1.105               --
                                                       2004      1.000          1.084               --

            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      1.147          1.218               --
                                                       2006      1.112          1.147               --
                                                       2005      1.052          1.112               --
                                                       2004      1.000          1.052               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.198          1.273               --
                                                       2006      1.109          1.198               --
                                                       2005      1.063          1.109               --
                                                       2004      1.000          1.063               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.227          1.162               --
                                                       2006      1.077          1.227               --
                                                       2005      1.070          1.077               --
                                                       2004      1.000          1.070               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.167          1.263            1,686
                                                       2006      1.104          1.167            1,686
                                                       2005      1.083          1.104            1,686
                                                       2004      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.461          1.641               --
                                                       2006      1.236          1.461               --
                                                       2005      1.154          1.236               --
                                                       2004      1.000          1.154               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.234          1.179               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.155          1.150               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.268          1.205            1,705

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.217          1.271               --
                                                       2006      1.061          1.217            1,716
                                                       2005      1.025          1.061            1,716

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.150          1.178               --
                                                       2006      1.053          1.150               --
                                                       2005      1.051          1.053               --
                                                       2004      1.000          1.051               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.208          1.245               --
                                                       2006      1.121          1.208               --
                                                       2005      1.050          1.121               --
                                                       2004      1.000          1.050               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.203          1.246               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.683          1.754               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.000          1.112               --
                                                       2006      1.000          1.000               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.013          1.035            5,333
                                                       2006      0.998          1.013            5,333

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.972               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.044          1.079               --
                                                       2006      0.996          1.044               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      0.993          0.998               --
                                                       2005      0.992          0.993            5,333
                                                       2004      1.000          0.992               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.066          1.110               --
                                                       2005      1.045          1.066               --
                                                       2004      1.000          1.045               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.295          1.404               --
                                                       2005      1.166          1.295               --
                                                       2004      1.000          1.166               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.024          1.052               --
                                                       2006      1.020          1.024            8,535
                                                       2005      1.030          1.020            8,535
                                                       2004      1.000          1.030               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      0.975          1.084               --
                                                       2005      0.990          0.975               --
                                                       2004      1.000          0.990               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.033          1.087               --
                                                       2005      1.024          1.033               --
                                                       2004      1.000          1.024               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090            8,323

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.244          1.288            1,708
                                                       2006      1.092          1.244            1,708
                                                       2005      0.990          1.092            1,708

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.282          3.162            1,311
                                                       2006      1.731          2.282            1,311
                                                       2005      1.293          1.731            1,311
                                                       2004      1.000          1.293               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.370          1.339               --
                                                       2006      1.153          1.370               --
                                                       2005      1.123          1.153               --
                                                       2004      1.000          1.123               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.156          1.259               --
                                                       2006      0.996          1.156               --
                                                       2005      1.000          0.996               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.233          1.549               --
                                                       2005      1.175          1.233               --
                                                       2004      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.270          1.294               --
                                                       2006      1.121          1.270               --
                                                       2005      1.088          1.121               --
                                                       2004      1.000          1.088               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.132          1.124            8,716
                                                       2006      1.039          1.132            8,716
                                                       2005      1.010          1.039            8,716

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.128          1.159               --
                                                       2006      1.071          1.128               --
                                                       2005      1.083          1.071               --
                                                       2004      1.000          1.083               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.203          1.230               --
                                                       2006      1.080          1.203               --
                                                       2005      1.055          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.167          1.200           42,201
                                                       2006      1.065          1.167           42,258
                                                       2005      1.033          1.065           35,696

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.124          1.155           29,194
                                                       2006      1.044          1.124           29,135
                                                       2005      1.000          1.044           24,183

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.149          1.201               --
                                                       2006      1.083          1.149               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.561          1.720            1,584
                                                       2006      1.309          1.561            1,584
                                                       2005      1.168          1.309            1,584
                                                       2004      1.000          1.168               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.306          1.338            1,489
                                                       2006      1.195          1.306            1,489
                                                       2005      1.141          1.195            1,489
                                                       2004      1.000          1.141               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      1.124          1.182            1,664
                                                       2006      1.124          1.124            1,664
                                                       2005      1.068          1.124            1,664
                                                       2004      1.000          1.068               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.937          1.525               --
                                                       2006      1.459          1.937               --
                                                       2005      1.305          1.459               --
                                                       2004      1.000          1.305               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.077          1.260               --
                                                       2006      1.026          1.077               --
                                                       2005      1.008          1.026               --
                                                       2004      1.000          1.008               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.382          1.248               --
                                                       2006      1.245          1.382               --
                                                       2005      1.151          1.245               --
                                                       2004      1.000          1.151               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.156               --
                                                       2005      1.106          1.093               --
                                                       2004      1.000          1.106               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.130          1.167            8,066
                                                       2006      1.093          1.130            8,066
                                                       2005      1.096          1.093            8,066
                                                       2004      1.000          1.096               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.236          1.224               --
                                                       2006      1.104          1.236               --
                                                       2005      1.084          1.104               --
                                                       2004      1.000          1.084               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.986          1.046               --
                                                       2006      1.000          0.986               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.036          1.100               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.107          1.047               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.994          1.075               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.134          1.272               --
                                                       2006      1.000          1.134               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.046          0.999               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.085          1.080               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.135          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.068          1.093               --
                                                       2006      1.000          1.068               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.024          1.056               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.033          1.069               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.264          1.316               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      0.999          1.110               --
                                                       2006      1.000          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.018          1.039               --
                                                       2006      1.004          1.018               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.032               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.089               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.100          1.138               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.181          1.635               --
                                                       2006      1.000          1.181               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.151          1.124               --
                                                       2006      1.000          1.151               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.107          1.205               --
                                                       2006      1.000          1.107               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.100          1.120               --
                                                       2006      1.000          1.100               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.074          1.066               --
                                                       2006      1.000          1.074               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.044          1.071               --
                                                       2006      1.000          1.044               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.070          1.094               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.060          1.090          213,634
                                                       2006      1.000          1.060          206,206

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.049          1.077            9,552
                                                       2006      1.000          1.049            9,563

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.054          1.101               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.122          1.235               --
                                                       2006      1.000          1.122               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.064          1.089               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.983          1.032               --
                                                       2006      1.000          0.983               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.245          0.979               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.004          1.174               --
                                                       2006      1.000          1.004               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.035          0.934               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.028          1.061               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.081          1.070               --
                                                       2006      1.000          1.081               --




            PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT CHARGES 2.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (11/03)........................................  2007      0.985          1.046               --
                                                       2006      1.000          0.985               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (11/03)............................................  2007      1.036          1.099               --
                                                       2006      1.000          1.036               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (11/03).......................  2007      1.107          1.046               --
                                                       2006      1.000          1.107               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.994          1.074               --
                                                       2006      1.000          0.994               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.133          1.271               --
                                                       2006      1.000          1.133               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.046          0.998               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.084          1.079               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.134          1.077               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (6/05)........  2007      1.102          1.150               --
                                                       2006      1.000          1.102               --

  LMPVPI Total Return Subaccount (Class II) (12/03)..  2007      1.067          1.093               --
                                                       2006      1.000          1.067               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (12/03)............................................  2007      1.024          1.055               --
                                                       2006      1.000          1.024               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.033          1.068               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.263          1.315               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      0.999          1.109               --
                                                       2006      1.000          0.999               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.017          1.038               --
                                                       2006      1.004          1.017               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.971               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.043          1.077               --
                                                       2006      0.996          1.043               --

Money Market Portfolio
  Money Market Subaccount (5/02).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.033               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.005          1.031               --
                                                       2006      1.000          1.005               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (1/70).............................................  2006      1.000          1.084               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.030               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.089               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (4/05).............................................  2007      1.100          1.137               --
                                                       2006      1.000          1.100               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.180          1.633               --
                                                       2006      1.000          1.180               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.150          1.123               --
                                                       2006      1.000          1.150               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.106          1.204               --
                                                       2006      1.000          1.106               --

  Pioneer Europe VCT Subaccount (Class II) (11/03)...  2006      1.000          1.190               --

  Pioneer Fund VCT Subaccount (Class II) (12/03).....  2007      1.099          1.119               --
                                                       2006      1.000          1.099               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (6/05).............................................  2007      1.073          1.065               --
                                                       2006      1.000          1.073               --

  Pioneer High Yield VCT Subaccount (Class II)
  (12/03)............................................  2007      1.043          1.070               --
                                                       2006      1.000          1.043               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (8/05).......................  2007      1.070          1.093               --
                                                       2006      1.000          1.070               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (8/05)..................................  2007      1.060          1.089          119,036
                                                       2006      1.000          1.060          119,036

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (6/05)..................................  2007      1.049          1.076               --
                                                       2006      1.000          1.049               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.054          1.100               --
                                                       2006      1.000          1.054               --

  Pioneer International Value VCT Subaccount (Class
  II) (11/03)........................................  2007      1.121          1.234               --
                                                       2006      1.000          1.121               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.064          1.088               --
                                                       2006      1.000          1.064               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (4/04)..................................  2007      0.982          1.031               --
                                                       2006      1.000          0.982               --

                                PIONEER ANNUISTAR FLEX -- SEPARATE ACCOUNT
                                         CHARGES 2.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (11/03)........................................  2007      1.245          0.978               --
                                                       2006      1.000          1.245               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.003          1.173               --
                                                       2006      1.000          1.003               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (11/03)............................................  2007      1.035          0.933               --
                                                       2006      1.000          1.035               --

  Pioneer Small Company VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          0.986               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (11/03)............................................  2007      1.028          1.060               --
                                                       2006      1.000          1.028               --

  Pioneer Value VCT Subaccount (Class II) (11/03)....  2007      1.080          1.069               --
                                                       2006      1.000          1.080               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Ten for Variable
Annuities and the Board of Directors of
MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Ten for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007 and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service  Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth  Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFSTotal Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)

                                   APPENDIX A

MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount-Large All Cap Growth and Value LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
LMPVPIII Large Cap Value Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                               AIM V.I. MID CAP  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                  CORE EQUITY     GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                  SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                  (SERIES II)       (CLASS 2)       (CLASS 2)       (CLASS 2)
                               ----------------  --------------  --------------  --------------
ASSETS:
   Investments at fair value       $362,529        $42,685,447     $92,020,692     $87,502,658
   Due from MetLife Insurance
      Company of Connecticut             --                 --              --              --
                                   --------        -----------     -----------     -----------
         Total Assets               362,529         42,685,447      92,020,692      87,502,658
                                   --------        -----------     -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                  63              5,806          13,381          12,371
      Administrative fees                 4                529           1,155           1,087
   Due to MetLife Insurance
      Company of Connecticut             --                 --              --              --
                                   --------        -----------     -----------     -----------
         Total Liabilities               67              6,335          14,536          13,458
                                   --------        -----------     -----------     -----------
NET ASSETS                         $362,462        $42,679,112     $92,006,156     $87,489,200
                                   ========        ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                  DREYFUS VIF        DREYFUS VIF        FIDELITY VIP      FIDELITY VIP
                                 APPRECIATION    DEVELOPING LEADERS      CONTRAFUND        CONTRAFUND
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                               (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS)
                               ----------------  ------------------  -----------------  ---------------
ASSETS:
   Investments at fair value       $405,613           $848,758           $4,120,357       $16,247,360
   Due from MetLife Insurance
      Company of Connecticut             --                 --                   --                --
                                   --------           --------           ----------       -----------
         Total Assets               405,613            848,758            4,120,357        16,247,360
                                   --------           --------           ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                  67                128                  649             2,253
      Administrative fees                 5                 11                   50               201
   Due to MetLife Insurance
      Company of Connecticut             --                 --                   --                --
                                   --------           --------           ----------       -----------
         Total Liabilities               72                139                  699             2,454
                                   --------           --------           ----------       -----------
NET ASSETS                         $405,541           $848,619           $4,119,658       $16,244,906
                                   ========           ========           ==========       ===========

   The accompanying notes are an integral part of these financial statements.


                               FIDELITY VIP DYNAMIC                         FTVIPT FRANKLIN
                               CAPITAL APPRECIATION  FIDELITY VIP MID CAP  INCOME SECURITIES
                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (SERVICE CLASS 2)     (SERVICE CLASS 2)       (CLASS 2)
                               --------------------  --------------------  -----------------
ASSETS:
   Investments at fair value         $376,644             $19,263,146          $6,308,213
   Due from MetLife Insurance
      Company of Connecticut               --                      --                  --
                                     --------             -----------          ----------
         Total Assets                 376,644              19,263,146           6,308,213
                                     --------             -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                    56                   2,839                 888
      Administrative fees                   4                     239                  78
   Due to MetLife Insurance
      Company of Connecticut               --                      --                  --
                                     --------             -----------          ----------
         Total Liabilities                 60                   3,078                 966
                                     --------             -----------          ----------
NET ASSETS                           $376,584             $19,260,068          $6,307,247
                                     ========             ===========          ==========

                                FTVIPT FRANKLIN   FTVIPT FRANKLIN    FTVIPT TEMPLETON
                               RISING DIVIDENDS    SMALL-MID CAP    DEVELOPING MARKETS
                                  SECURITIES     GROWTH SECURITIES      SECURITIES
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)         (CLASS 2)           (CLASS 2)
                               ----------------  -----------------  ------------------
ASSETS:
   Investments at fair value       $997,381          $8,526,641         $9,961,094
   Due from MetLife Insurance
      Company of Connecticut             --                  --                 --
                                   --------          ----------         ----------
         Total Assets               997,381           8,526,641          9,961,094
                                   --------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 182               1,228              1,423
      Administrative fees                12                 106                123
   Due to MetLife Insurance
      Company of Connecticut             --                  --                 --
                                   --------          ----------         ----------
         Total Liabilities              194               1,334              1,546
                                   --------          ----------         ----------
NET ASSETS                         $997,187          $8,525,307         $9,959,548
                                   ========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                FTVIPT TEMPLETON   JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL  JANUS ASPEN MID CAP
                               FOREIGN SECURITIES     LIFE SCIENCES        TECHNOLOGY            GROWTH
                                   SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                   (CLASS 2)        (SERVICE SHARES)    (SERVICE SHARES)    (SERVICE SHARES)
                               ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments at fair value       $22,286,245           $35,819            $115,282            $3,064,242
   Due from MetLife Insurance
      Company of Connecticut                --                --                  --                    --
                                   -----------           -------            --------            ----------
         Total Assets               22,286,245            35,819             115,282             3,064,242
                                   -----------           -------            --------            ----------
LIABILITIES:
   Other payables
      Insurance charges                  3,185                 6                  18                   366
      Administrative fees                  275                --                   1                    38
   Due to MetLife Insurance
      Company of Connecticut                --                --                  --                    --
                                   -----------           -------            --------            ----------
         Total Liabilities               3,460                 6                  19                   404
                                   -----------           -------            --------            ----------
NET ASSETS                         $22,282,785           $35,813            $115,263            $3,063,838
                                   ===========           =======            ========            ==========

   The accompanying notes are an integral part of these financial statements.

                                  JANUS ASPEN    LMPVET AGGRESSIVE  LMPVET AGGRESSIVE     LMPVET        LMPVET
                               WORLDWIDE GROWTH        GROWTH            GROWTH        APPRECIATION  APPRECIATION
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT   LMPVET CAPITAL
                               (SERVICE SHARES)      (CLASS I)         (CLASS II)        (CLASS I)    (CLASS II)     SUBACCOUNT
                               ----------------  -----------------  -----------------  ------------  ------------  --------------
ASSETS:
   Investments at fair value        $155,876        $49,998,484          $625,810       $27,127,577   $8,071,482     $75,175,200
   Due from MetLife Insurance
      Company of Connecticut              --                 --                --                --           --              --
                                    --------        -----------          --------       -----------   ----------     -----------
         Total Assets                155,876         49,998,484           625,810        27,127,577    8,071,482      75,175,200
                                    --------        -----------          --------       -----------   ----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                   27              6,804               109             3,625        1,242          11,620
      Administrative fees                  2                622                 8               336          100             931
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                --           --              --
                                    --------        -----------          --------       -----------   ----------     -----------
         Total Liabilities                29              7,426               117             3,961        1,342          12,551
                                    --------        -----------          --------       -----------   ----------     -----------
NET ASSETS                          $155,847        $49,991,058          $625,693       $27,123,616   $8,070,140     $75,162,649
                                    ========        ===========          ========       ===========   ==========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                LMPVET EQUITY        LMPVET
                               LMPVET DIVIDEND      INDEX      FUNDAMENTAL VALUE  LMPVET GLOBAL
                                   STRATEGY      SUBACCOUNT        SUBACCOUNT         EQUITY
                                  SUBACCOUNT     (CLASS II)        (CLASS I)        SUBACCOUNT
                               ---------------  -------------  -----------------  -------------
ASSETS:
   Investments at fair value      $1,935,590     $12,189,840      $42,894,239      $20,008,834
   Due from MetLife Insurance
      Company of Connecticut              --              --               --               --
                                  ----------     -----------      -----------      -----------
         Total Assets              1,935,590      12,189,840       42,894,239       20,008,834
                                  ----------     -----------      -----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                  294           1,694            5,656            3,072
      Administrative fees                 24             151              533              248
   Due to MetLife Insurance
      Company of Connecticut              --              --               --               --
                                  ----------     -----------      -----------      -----------
         Total Liabilities               318           1,845            6,189            3,320
                                  ----------     -----------      -----------      -----------
NET ASSETS                        $1,935,272     $12,187,995      $42,888,050      $20,005,514
                                  ==========     ===========      ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                       LMPVET                           LMPVET LARGE CAP
                               INTERNATIONAL ALL CAP  LMPVET INVESTORS       GROWTH
                                    OPPORTUNITY          SUBACCOUNT        SUBACCOUNT
                                     SUBACCOUNT           (CLASS I)         (CLASS I)
                               ---------------------  ----------------  ----------------
ASSETS:
   Investments at fair value         $1,970,149          $15,302,133       $18,198,378
   Due from MetLife Insurance
      Company of Connecticut                 --                   --                --
                                     ----------          -----------       -----------
         Total Assets                 1,970,149           15,302,133        18,198,378
                                     ----------          -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                     217                1,906             2,434
      Administrative fees                    24                  189               226
   Due to MetLife Insurance
      Company of Connecticut                 --                   --                --
                                     ----------          -----------       -----------
         Total Liabilities                  241                2,095             2,660
                                     ----------          -----------       -----------
NET ASSETS                           $1,969,908          $15,300,038       $18,195,718
                                     ==========          ===========       ===========

                               LMPVET MID CAP  LMPVET SMALL CAP  LMPVET CAPITAL
                                    CORE            GROWTH         AND INCOME
                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS I)        (CLASS I)       (CLASS II)
                               --------------  ----------------  --------------
ASSETS:
   Investments at fair value     $11,885,780      $6,927,088       $54,537,465
   Due from MetLife Insurance
      Company of Connecticut              --              --                --
                                 -----------      ----------       -----------
         Total Assets             11,885,780       6,927,088        54,537,465
                                 -----------      ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,588             991             8,357
      Administrative fees                147              86               673
   Due to MetLife Insurance
      Company of Connecticut              --              --            45,656
                                 -----------      ----------       -----------
         Total Liabilities             1,735           1,077            54,686
                                 -----------      ----------       -----------
NET ASSETS                       $11,884,045      $6,926,011       $54,482,779
                                 ===========      ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                               LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED  LMPVIT HIGH  LMPVIT MONEY
                                  RATE INCOME      STRATEGIC INCOME      INCOME       MARKET
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                               -----------------  ------------------  -----------  ------------
ASSETS:
   Investments at fair value       $3,046,856         $10,132,663     $14,706,775   $22,255,321
   Due from MetLife Insurance
      Company of Connecticut               --                  --              --            --
                                   ----------         -----------     -----------   -----------
         Total Assets               3,046,856          10,132,663      14,706,775    22,255,321
                                   ----------         -----------     -----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                   457               1,302           2,087         3,078
      Administrative fees                  38                 124             181           276
   Due to MetLife Insurance
      Company of Connecticut               --                  --              --            --
                                   ----------         -----------     -----------   -----------
         Total Liabilities                495               1,426           2,268         3,354
                                   ----------         -----------     -----------   -----------
NET ASSETS                         $3,046,361         $10,131,237     $14,704,507   $22,251,967
                                   ==========         ===========     ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MIST HARRIS
                               MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN       OAKMARK
                                 MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  MIST JANUS FORTY
                                   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                   (CLASS A)         (CLASS A)       (CLASS E)       (CLASS A)       (CLASS A)        (CLASS A)
                               -----------------  --------------  --------------  ---------------  -------------  ----------------
ASSETS:
   Investments at fair value       $1,011,953       $1,531,134      $2,515,787        $795,110       $9,039,142      $2,209,866
   Due from MetLife Insurance
      Company of Connecticut               --               --              --              --               --              --
                                   ----------       ----------      ----------        --------       ----------      ----------
         Total Assets               1,011,953        1,531,134       2,515,787         795,110        9,039,142       2,209,866
                                   ----------       ----------      ----------        --------       ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   155              233             331             114            1,328             305
      Administrative fees                  12               19              31              10              112              27
   Due to MetLife Insurance
      Company of Connecticut               --               --              --              --               --              --
                                   ----------       ----------      ----------        --------       ----------      ----------
         Total Liabilities                167              252             362             124            1,440             332
                                   ----------       ----------      ----------        --------       ----------      ----------
NET ASSETS                         $1,011,786       $1,530,882      $2,515,425        $794,986       $9,037,702      $2,209,534
                                   ==========       ==========      ==========        ========       ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                             MIST LEGG MASON
                               MIST LAZARD  PARTNERS MANAGED  MIST LORD ABBETT   MIST LORD ABBETT
                                 MID-CAP         ASSETS        BOND DEBENTURE   GROWTH AND INCOME
                                SUBACCOUNT     SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                (CLASS B)       (CLASS A)         (CLASS A)         (CLASS B)
                               -----------  ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $320,800        $63,420         $2,172,949        $30,057,870
   Due from MetLife Insurance
      Company of Connecticut           --             --                 --                 --
                                 --------        -------         ----------        -----------
         Total Assets             320,800         63,420          2,172,949         30,057,870
                                 --------        -------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                45             10                353              4,529
      Administrative fees               4              1                 26                373
   Due to MetLife Insurance
      Company of Connecticut           --             --                 --                 --
                                 --------        -------         ----------        -----------
         Total Liabilities             49             11                379              4,902
                                 --------        -------         ----------        -----------
NET ASSETS                       $320,751        $63,409         $2,172,570        $30,052,968
                                 ========        =======         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                               MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                 MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)           (CLASS A)             (CLASS E)
                               ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value      $13,560,196         $4,104,635             $544,381
   Due from MetLife Insurance
      Company of Connecticut               --                 --                   --
                                  -----------         ----------             --------
         Total Assets              13,560,196          4,104,635              544,381
                                  -----------         ----------             --------
LIABILITIES:
   Other payables
      Insurance charges                 2,073                482                   90
      Administrative fees                 167                 51                    7
   Due to MetLife Insurance
      Company of Connecticut               --                 --                   --
                                  -----------         ----------             --------
         Total Liabilities              2,240                533                   97
                                  -----------         ----------             --------
NET ASSETS                        $13,557,956         $4,104,102             $544,284
                                  ===========         ==========             ========

                                 MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH
                               SMALL CAP GROWTH   MARKETS EQUITY      INTERNATIONAL
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                   (CLASS A)         (CLASS A)          (CLASS B)
                               ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $230,013           $116,065          $4,939,232
   Due from MetLife Insurance
      Company of Connecticut             --                 --                  --
                                   --------           --------          ----------
         Total Assets               230,013            116,065           4,939,232
                                   --------           --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  37                 17                 705
      Administrative fees                 3                  1                  61
   Due to MetLife Insurance
      Company of Connecticut             --                 --                  --
                                   --------           --------          ----------
         Total Liabilities               40                 18                 766
                                   --------           --------          ----------
NET ASSETS                         $229,973           $116,047          $4,938,466
                                   ========           ========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                              MIST PIMCO
                                                 MIST NEUBERGER      MIST OPPENHEIMER    INFLATION PROTECTED
                               MIST MFS VALUE  BERMAN REAL ESTATE  CAPITAL APPRECIATION          BOND
                                 SUBACCOUNT        SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)         (CLASS A)            (CLASS B)            (CLASS A)
                               --------------  ------------------  --------------------  -------------------
ASSETS:
   Investments at fair value     $4,464,990        $2,851,010            $228,678            $11,065,083
   Due from MetLife Insurance
      Company of Connecticut             --                --                  --                     --
                                 ----------        ----------            --------            -----------
         Total Assets             4,464,990         2,851,010             228,678             11,065,083
                                 ----------        ----------            --------            -----------
LIABILITIES:
   Other payables
      Insurance charges                 631               434                  37                  1,557
      Administrative fees                56                35                   3                    136
   Due to MetLife Insurance
      Company of Connecticut             --                --                  --                     --
                                 ----------        ----------            --------            -----------
         Total Liabilities              687               469                  40                  1,693
                                 ----------        ----------            --------            -----------
NET ASSETS                       $4,464,303        $2,850,541            $228,638            $11,063,390
                                 ==========        ==========            ========            ===========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST PIONEER    MIST THIRD AVENUE
                               MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)          (CLASS A)         (CLASS B)
                               -----------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $1,219,996        $3,328,799        $11,123,821
   Due from MetLife Insurance
      Company of Connecticut               --                --                 --
                                   ----------        ----------        -----------
         Total Assets               1,219,996         3,328,799         11,123,821
                                   ----------        ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   181               490              1,653
      Administrative fees                  15                41                138
   Due to MetLife Insurance
      Company of Connecticut               --                --                 --
                                   ----------        ----------        -----------
         Total Liabilities                196               531              1,791
                                   ----------        ----------        -----------
NET ASSETS                         $1,219,800        $3,328,268        $11,122,030
                                   ==========        ==========        ===========

                                 MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                               AGGRESSIVE GROWTH   BOND INCOME    BOND INCOME
                                   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                   (CLASS D)        (CLASS A)      (CLASS E)
                               -----------------  -------------  -----------
ASSETS:
   Investments at fair value       $4,722,205       $2,246,386   $12,285,460
   Due from MetLife Insurance
      Company of Connecticut               --               --            --
                                   ----------       ----------   -----------
         Total Assets               4,722,205        2,246,386    12,285,460
                                   ----------       ----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                   601              356         1,699
      Administrative fees                  59               28           151
   Due to MetLife Insurance
      Company of Connecticut               --               --            --
                                   ----------       ----------   -----------
         Total Liabilities                660              384         1,850
                                   ----------       ----------   -----------
NET ASSETS                         $4,721,545       $2,246,002   $12,283,610
                                   ==========       ==========   ===========

   The accompanying notes are an integral part of these financial statements.

                               MSF BLACKROCK       MSF CAPITAL                        MSF FI VALUE
                                MONEY MARKET  GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS
                                 SUBACCOUNT        SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)          (CLASS A)           (CLASS A)       (CLASS D)
                               -------------  --------------------  ----------------  ------------
ASSETS:
   Investments at fair value     $2,786,360        $2,247,438          $9,526,988      $11,533,454
   Due from MetLife Insurance
      Company of Connecticut             --                --                  --               --
                                 ----------        ----------          ----------      -----------
         Total Assets             2,786,360         2,247,438           9,526,988       11,533,454
                                 ----------        ----------          ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 474               264               1,146            1,596
      Administrative fees                34                28                 118              143
   Due to MetLife Insurance
      Company of Connecticut             --                --                  --               --
                                 ----------        ----------          ----------      -----------
         Total Liabilities              508               292               1,264            1,739
                                 ----------        ----------          ----------      -----------
NET ASSETS                       $2,785,852        $2,247,146          $9,525,724      $11,531,715
                                 ==========        ==========          ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                       MSF METLIFE      MSF METLIFE
                                     MSF METLIFE      CONSERVATIVE    CONSERVATIVE TO
                               AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                     (CLASS B)          (CLASS B)        (CLASS B)
                               ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value         $1,092,234        $1,753,719         $526,221
   Due from MetLife Insurance
      Company of Connecticut                 --                --               --
                                     ----------        ----------         --------
         Total Assets                 1,092,234         1,753,719          526,221
                                     ----------        ----------         --------
LIABILITIES:
   Other payables
      Insurance charges                     173               267               82
      Administrative fees                    13                22                7
   Due to MetLife Insurance
      Company of Connecticut                 --                --               --
                                     ----------        ----------         --------
         Total Liabilities                  186               289               89
                                     ----------        ----------         --------
NET ASSETS                           $1,092,048        $1,753,430         $526,132
                                     ==========        ==========         ========

                                                         MSF METLIFE
                                   MSF METLIFE           MODERATE TO       MSF MFS TOTAL
                               MODERATE ALLOCATION  AGGRESSIVE ALLOCATION     RETURN
                                    SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                    (CLASS B)             (CLASS B)          (CLASS B)
                               -------------------  ---------------------  ------------
ASSETS:
   Investments at fair value        $5,875,292            $7,320,849         $113,216
   Due from MetLife Insurance
      Company of Connecticut                --                    --               --
                                    ----------            ----------         --------
         Total Assets                5,875,292             7,320,849          113,216
                                    ----------            ----------         --------
LIABILITIES:
   Other payables
      Insurance charges                    939                 1,106               21
      Administrative fees                   73                    91                2
   Due to MetLife Insurance
      Company of Connecticut                --                    --               --
                                    ----------            ----------         --------
         Total Liabilities               1,012                 1,197               23
                                    ----------            ----------         --------
NET ASSETS                          $5,874,280            $7,319,652         $113,193
                                    ==========            ==========         ========

   The accompanying notes are an integral part of these financial statements.

                                                                                  MSF WESTERN ASSET
                               MSF MFS TOTAL  MSF OPPENHEIMER  MSF T. ROWE PRICE      MANAGEMENT
                                   RETURN      GLOBAL EQUITY    LARGE CAP GROWTH   U.S. GOVERNMENT
                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS F)       (CLASS B)         (CLASS B)          (CLASS A)
                               -------------  ---------------  -----------------  -----------------
ASSETS:
   Investments at fair value    $52,324,281      $7,597,555        $5,495,201          $74,590
   Due from MetLife Insurance
      Company of Connecticut             --              --                --               --
                                -----------      ----------        ----------          -------
         Total Assets            52,324,281       7,597,555         5,495,201           74,590
                                -----------      ----------        ----------          -------
LIABILITIES:
   Other payables
      Insurance charges               7,271           1,184               646               12
      Administrative fees               646              94                68                1
   Due to MetLife Insurance
      Company of Connecticut             --              --                --               --
                                -----------      ----------        ----------          -------
         Total Liabilities            7,917           1,278               714               13
                                -----------      ----------        ----------          -------
NET ASSETS                      $52,316,364      $7,596,277        $5,494,487          $74,577
                                ===========      ==========        ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                   PIMCO VIT TOTAL                       PIONEER CULLEN VALUE
                                       RETURN          PIONEER BOND VCT           VCT
                                     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                               (ADMINISTRATIVE CLASS)     (CLASS II)          (CLASS II)
                               ----------------------  ----------------  --------------------
ASSETS:
   Investments at fair value         $49,320,625           $240,057            $293,970
   Due from MetLife Insurance
      Company of Connecticut                  --                 --                  --
                                     -----------           --------            --------
         Total Assets                 49,320,625            240,057             293,970
                                     -----------           --------            --------
LIABILITIES:
   Other payables
      Insurance charges                    6,972                 39                  50
      Administrative fees                    606                  3                   4
   Due to MetLife Insurance
      Company of Connecticut                  --                 --                  --
                                     -----------           --------            --------
         Total Liabilities                 7,578                 42                  54
                                     -----------           --------            --------
NET ASSETS                           $49,313,047           $240,015            $293,916
                                     ===========           ========            ========

                               PIONEER EMERGING  PIONEER EQUITY
                                  MARKETS VCT      INCOME VCT    PIONEER FUND VCT
                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)       (CLASS II)       (CLASS II)
                               ----------------  --------------  ----------------
ASSETS:
   Investments at fair value      $  323,111       $  937,648       $1,090,434
   Due from MetLife Insurance
      Company of Connecticut              --               --               --
                                  ----------       ----------       ----------
         Total Assets                323,111          937,648        1,090,434
                                  ----------       ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   55              160              187
      Administrative fees                  4               11               14
   Due to MetLife Insurance
      Company of Connecticut              --               --               --
                                  ----------       ----------       ----------
         Total Liabilities                59              171              201
                                  ----------       ----------       ----------
NET ASSETS                        $  323,052       $  937,477       $1,090,233
                                  ==========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           PIONEER IBBOTSON     PIONEER IBBOTSON
                               PIONEER GLOBAL HIGH  PIONEER HIGH YIELD  AGGRESSIVE ALLOCATION  GROWTH ALLOCATION
                                    YIELD VCT               VCT                  VCT                  VCT
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                   (CLASS II)           (CLASS II)            (CLASS II)           (CLASS II)
                               -------------------  ------------------  ---------------------  -----------------
ASSETS:
   Investments at fair value         $314,538            $871,947              $450,006            $8,172,985
   Due from MetLife Insurance
      Company of Connecticut               --                  --                    --                 4,976
                                     --------            --------              --------            ----------
         Total Assets                 314,538             871,947               450,006             8,177,961
                                     --------            --------              --------            ----------
LIABILITIES:
   Other payables
      Insurance charges                    51                 143                    78                 1,580
      Administrative fees                   4                  10                     5                   101
   Due to MetLife Insurance
      Company of Connecticut               --                  --                    --                    --
                                     --------            --------              --------            ----------
         Total Liabilities                 55                 153                    83                 1,681
                                     --------            --------              --------            ----------
NET ASSETS                           $314,483            $871,794              $449,923            $8,176,280
                                     ========            ========              ========            ==========

   The accompanying notes are an integral part of these financial statements.

                                 PIONEER IBBOTSON
                               MODERATE ALLOCATION  PIONEER INDEPENDENCE PIONEER INTERNATIONAL
                                       VCT                  VCT               VALUE VCT
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                    (CLASS II)          (CLASS II)            (CLASS II)
                               -------------------  ------------------  ---------------------
ASSETS:
   Investments at fair value        $7,317,005           $107,731              $189,812
   Due from MetLife Insurance
      Company of Connecticut                --                 --                    --
                                    ----------           --------              --------
         Total Assets                7,317,005            107,731               189,812
                                    ----------           --------              --------
LIABILITIES:
   Other payables
      Insurance charges                  1,392                 18                    31
      Administrative fees                   90                  1                     2
   Due to MetLife Insurance
      Company of Connecticut                --                 --                    --
                                    ----------           --------              --------
         Total Liabilities               1,482                 19                    33
                                    ----------           --------              --------
NET ASSETS                          $7,315,523           $107,712              $189,779
                                    ==========           ========              ========

                                                PIONEER OAK RIDGE
                               PIONEER MID CAP  LARGE CAP GROWTH   PIONEER REAL ESTATE
                                  VALUE VCT            VCT              SHARES VCT
                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                  (CLASS II)        (CLASS II)          (CLASS II)
                               ---------------  -----------------  -------------------
ASSETS:
   Investments at fair value       $391,396          $392,215            $233,607
   Due from MetLife Insurance
      Company of Connecticut             --                --                  --
                                   --------          --------            --------
         Total Assets               391,396           392,215             233,607
                                   --------          --------            --------
LIABILITIES:
   Other payables
      Insurance charges                  68                64                  39
      Administrative fees                 5                 5                   3
   Due to MetLife Insurance
      Company of Connecticut             --                --                  --
                                   --------          --------            --------
         Total Liabilities               73                69                  42
                                   --------          --------            --------
NET ASSETS                         $391,323          $392,146            $233,565
                                   ========          ========            ========

   The accompanying notes are an integral part of these financial statements.

                               PIONEER SMALL CAP  PIONEER STRATEGIC  PUTNAM VT DISCOVERY  VAN KAMPEN LIT
                                   VALUE VCT          INCOME VCT            GROWTH           COMSTOCK
                                   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                   (CLASS II)         (CLASS II)          (CLASS IB)        (CLASS II)
                               -----------------  -----------------  -------------------  --------------
ASSETS:
   Investments at fair value        $232,931          $1,436,451           $156,392         $3,531,647
   Due from MetLife Insurance
      Company of Connecticut              --                  --                 --                 --
                                    --------          ----------           --------         ----------
         Total Assets                232,931           1,436,451            156,392          3,531,647
                                    --------          ----------           --------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   38                 246                 21                580
      Administrative fees                  3                  18                  2                 44
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --                 --
                                    --------          ----------           --------         ----------
         Total Liabilities                41                 264                 23                624
                                    --------          ----------           --------         ----------
NET ASSETS                          $232,890          $1,436,187           $156,369         $3,531,023
                                    ========          ==========           ========         ==========

   The accompanying notes are an integral part of these financial statements.

                               VAN KAMPEN LIT   VAN KAMPEN LIT
                                 ENTERPRISE    STRATEGIC GROWTH
                                 SUBACCOUNT       SUBACCOUNT
                                 (CLASS II)        (CLASS I)
                               --------------  ----------------
ASSETS:
   Investments at fair value       $97,107        $4,900,784
   Due from MetLife Insurance
      Company of Connecticut            --                --
                                   -------        ----------
         Total Assets               97,107         4,900,784
                                   -------        ----------
LIABILITIES:
   Other payables
      Insurance charges                 15               579
      Administrative fees                1                61
   Due to MetLife Insurance
      Company of Connecticut            --                --
                                   -------        ----------
         Total Liabilities              16               640
                                   -------        ----------
NET ASSETS                         $97,091        $4,900,144
                                   =======        ==========

   The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP  AIM V.I. CAPITAL     AIM V.I.     AMERICAN FUNDS
                                                CORE EQUITY      APPRECIATION      CORE EQUITY    GLOBAL GROWTH
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (SERIES II)     (SERIES II) (a)  (SERIES I) (a)     (CLASS 2)
                                             ----------------  ----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $   176           $     --         $     --       $1,131,926
                                                 -------           --------         --------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   7,590              3,476            3,783          711,071
      Administrative charges                         544                261              376           64,555
                                                 -------           --------         --------       ----------
         Total expenses                            8,134              3,737            4,159          775,626
                                                 -------           --------         --------       ----------
            Net investment income (loss)          (7,958)            (3,737)          (4,159)         356,300
                                                 -------           --------         --------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  5,287                 --               --        1,739,204
      Realized gains (losses) on sale of
         investments                               2,397            103,069          119,344        2,854,936
                                                 -------           --------         --------       ----------
            Net realized gains (losses)            7,684            103,069          119,344        4,594,140
                                                 -------           --------         --------       ----------
      Change in unrealized gains (losses)
         on investments                           24,054            (66,269)         (62,150)         242,764
                                                 -------           --------         --------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $23,780           $ 33,063         $ 53,035       $5,193,204
                                                 =======           ========         ========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS
                                                 GROWTH       GROWTH-INCOME  CREDIT SUISSE TRUST
                                               SUBACCOUNT      SUBACCOUNT      EMERGING MARKETS
                                                (CLASS 2)       (CLASS 2)       SUBACCOUNT (a)
                                             --------------  --------------  -------------------
INVESTMENT INCOME:
      Dividends                                $   736,636    $ 1,396,620          $     --
                                               -----------    -----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                 1,770,970      1,731,729               563
      Administrative charges                       152,956        151,472                48
                                               -----------    -----------          --------
         Total expenses                          1,923,926      1,883,201               611
                                               -----------    -----------          --------
            Net investment income (loss)        (1,187,290)      (486,581)             (611)
                                               -----------    -----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                6,772,344      3,239,796                --
      Realized gains (losses) on sale of
         investments                             9,172,093      7,073,200            69,122
                                               -----------    -----------          --------
            Net realized gains (losses)         15,944,437     10,312,996            69,122
                                               -----------    -----------          --------
      Change in unrealized gains (losses)
         on investments                         (4,490,141)    (6,202,241)          (64,602)
                                               -----------    -----------          --------
      Net increase (decrease) in net assets
         resulting from operations             $10,267,006    $ 3,624,174          $  3,909
                                               ===========    ===========          ========

                                                DREYFUS VIF        DREYFUS VIF        FIDELITY VIP
                                               APPRECIATION    DEVELOPING LEADERS      CONTRAFUND
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                             (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)
                                             ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  8,369          $   8,295          $   28,897
                                                 --------          ---------          ----------
EXPENSES:
      Mortality and expense risk
         charges                                    9,108             19,216              79,235
      Administrative charges                          693              1,584               6,096
                                                 --------          ---------          ----------
         Total expenses                             9,801             20,800              85,331
                                                 --------          ---------          ----------
            Net investment income (loss)           (1,432)           (12,505)            (56,434)
                                                 --------          ---------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            145,028             988,563
      Realized gains (losses) on sale of
         investments                               51,008             14,990             279,291
                                                 --------          ---------          ----------
            Net realized gains (losses)            51,008            160,018           1,267,854
                                                 --------          ---------          ----------
      Change in unrealized gains (losses)
         on investments                           (25,474)          (275,156)           (637,313)
                                                 --------          ---------          ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 24,102          $(127,643)         $  574,107
                                                 ========          =========          ==========

   The accompanying notes are an integral part of these financial statements.

                                               FIDELITY VIP   FIDELITY VIP DYNAMIC                         FTVIPT FRANKLIN
                                                CONTRAFUND    CAPITAL APPRECIATION  FIDELITY VIP MID CAP  INCOME SECURITIES
                                                SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             (SERVICE CLASS)    (SERVICE CLASS 2)     (SERVICE CLASS 2)       (CLASS 2)
                                             ---------------  --------------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                $   131,137          $    453             $   99,559           $ 192,813
                                               -----------          --------             ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   279,027             7,234                367,581              94,758
      Administrative charges                        24,940               600                 30,759               8,146
                                               -----------          --------             ----------           ---------
         Total expenses                            303,967             7,834                398,340             102,904
                                               -----------          --------             ----------           ---------
            Net investment income (loss)          (172,830)           (7,381)              (298,781)             89,909
                                               -----------          --------             ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                3,924,624            43,194              1,906,138              35,758
      Realized gains (losses) on sale of
         investments                             1,046,798            17,999              1,098,011              67,910
                                               -----------          --------             ----------           ---------
            Net realized gains (losses)          4,971,422            61,193              3,004,149             103,668
                                               -----------          --------             ----------           ---------
      Change in unrealized gains (losses)
         on investments                         (2,431,111)          (33,948)              (185,975)           (180,648)
                                               -----------          --------             ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations             $ 2,367,481          $ 19,864             $2,519,393           $  12,929
                                               ===========          ========             ==========           =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT FRANKLIN   FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                             RISING DIVIDENDS    SMALL-MID CAP    DEVELOPING MARKETS
                                                SECURITIES     GROWTH SECURITIES      SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)         (CLASS 2)           (CLASS 2)
                                             ----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $ 25,691         $       --          $  210,234
                                                 --------         ----------          ----------
EXPENSES:
      Mortality and expense risk
         charges                                   23,606            167,074             162,327
      Administrative charges                        1,613             14,603              13,987
                                                 --------         ----------          ----------
         Total expenses                            25,219            181,677             176,314
                                                 --------         ----------          ----------
            Net investment income (loss)              472           (181,677)             33,920
                                                 --------         ----------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  15,757            719,278             722,393
      Realized gains (losses) on sale of
         investments                               14,732            665,259             956,559
                                                 --------         ----------          ----------
            Net realized gains (losses)            30,489          1,384,537           1,678,952
                                                 --------         ----------          ----------
      Change in unrealized gains (losses)         (82,374)          (286,078)            474,519
         on investments                          --------         ----------          ----------
      Net increase (decrease) in net assets
         resulting from operations               $(51,413)        $  916,782          $2,187,391
                                                 ========         ==========          ==========


                                              FTVIPT TEMPLETON        JANUS ASPEN         JANUS ASPEN
                                             FOREIGN SECURITIES  GLOBAL LIFE SCIENCES  GLOBAL TECHNOLOGY
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS 2)        (SERVICE SHARES)    (SERVICE SHARES)
                                             ------------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  462,954            $    --              $   366
                                                 ----------            -------              -------
EXPENSES:
      Mortality and expense risk
         charges                                    409,654                791                2,259
      Administrative charges                         35,326                 60                  172
                                                 ----------            -------              -------
         Total expenses                             444,980                851                2,431
                                                 ----------            -------              -------
            Net investment income (loss)             17,974               (851)              (2,065)
                                                 ----------            -------              -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,055,941                 --                   --
      Realized gains (losses) on sale of
         investments                              2,203,089              9,903                5,211
                                                 ----------            -------              -------
            Net realized gains (losses)           3,259,030              9,903                5,211
                                                 ----------            -------              -------
      Change in unrealized gains (losses)          (349,161)            (1,132)              17,164
         on investments                          ----------            -------              -------
      Net increase (decrease) in net assets
         resulting from operations               $2,927,843            $ 7,920              $20,310
                                                 ==========            =======              =======

   The accompanying notes are an integral part of these financial statements.

                                   JANUS ASPEN MID CAP     JANUS ASPEN       LMPIS PREMIER    LMPVET AGGRESSIVE
                                          GROWTH        WORLDWIDE GROWTH  SELECTIONS ALL CAP        GROWTH
                                        SUBACCOUNT         SUBACCOUNT           GROWTH            SUBACCOUNT
                                     (SERVICE SHARES)   (SERVICE SHARES)    SUBACCOUNT (a)        (CLASS I)
                                   -------------------  ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                          $  2,130            $   913           $   2,137         $        --
                                         --------            -------           ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                           45,596              3,505              15,096             946,294
      Administrative charges                4,789                254               1,312              86,382
                                         --------            -------           ---------         -----------
         Total expenses                    50,385              3,759              16,408           1,032,676
                                         --------            -------           ---------         -----------
            Net investment income
               (loss)                     (48,255)            (2,846)            (14,271)         (1,032,676)
                                         --------            -------           ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions          17,672                 --             239,093             290,757
      Realized gains (losses) on
         sale of investments              217,099             18,501             473,137           4,410,300
                                         --------            -------           ---------         -----------
            Net realized gains
               (losses)                   234,771             18,501             712,230           4,701,057
                                         --------            -------           ---------         -----------
      Change in unrealized gains
         (losses) on investments          399,640             (3,615)           (528,614)         (3,770,756)
                                         --------            -------           ---------         -----------
      Net increase (decrease) in
         net assets resulting
         from operations                 $586,156            $12,040           $ 169,345         $  (102,375)
                                         ========            =======           =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET AGGRESSIVE     LMPVET         LMPVET                                       LMPVET EQUITY
                                         GROWTH       APPRECIATION   APPRECIATION                   LMPVET DIVIDEND      INDEX
                                       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    LMPVET CAPITAL      STRATEGY       SUBACCOUNT
                                     (CLASS II) (b)     (CLASS I)   (CLASS II) (c)    SUBACCOUNT       SUBACCOUNT      (CLASS II)
                                   -----------------  ------------  --------------  --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                         $     --      $   291,075      $  65,056      $   305,875       $39,891        $  197,964
                                        --------      -----------      ---------      -----------       -------        ----------
EXPENSES:
      Mortality and expense risk
         charges                           9,477          472,943         21,931        1,634,438        37,849           223,687
      Administrative charges                 674           43,488          1,763          130,084         3,089            20,106
                                        --------      -----------      ---------      -----------       -------        ----------
         Total expenses                   10,151          516,431         23,694        1,764,522        40,938           243,793
                                        --------      -----------      ---------      -----------       -------        ----------
            Net investment income
               (loss)                    (10,151)        (225,356)        41,362       (1,458,647)       (1,047)          (45,829)
                                        --------      -----------      ---------      -----------       -------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions          3,609        2,257,558        603,126        4,257,137            --           573,756
      Realized gains (losses) on
         sale of investments                  16        1,419,890         (6,421)       4,313,304        73,665           623,372
                                        --------      -----------      ---------      -----------       -------        ----------
            Net realized gains
               (losses)                    3,625        3,677,448        596,705        8,570,441        73,665         1,197,128
                                        --------      -----------      ---------      -----------       -------        ----------
      Change in unrealized gains
         (losses) on investments         (26,082)      (1,620,307)      (532,850)      (6,816,858)       18,856          (727,551)
                                        --------      -----------      ---------      -----------       -------        ----------
      Net increase (decrease) in
         net assets resulting
         from operations                $(32,608)     $ 1,831,785      $ 105,217      $   294,936       $91,474        $  423,748
                                        ========      ===========      =========      ===========       =======        ==========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET                              LMPVET
                                   FUNDAMENTAL VALUE  LMPVET GLOBAL  INTERNATIONAL ALL CAP  LMPVET INVESTORS
                                       SUBACCOUNT         EQUITY          OPPORTUNITY          SUBACCOUNT
                                       (CLASS I)        SUBACCOUNT         SUBACCOUNT           (CLASS I)
                                   -----------------  -------------  ---------------------  ----------------
INVESTMENT INCOME:
      Dividends                       $   539,607      $   115,335        $    18,852          $  197,260
                                      -----------      -----------        -----------          ----------
EXPENSES:
      Mortality and expense risk
         charges                          730,281          411,490             32,524             229,599
      Administrative charges               68,436           33,142              3,607              22,365
                                      -----------      -----------        -----------          ----------
         Total expenses                   798,717          444,632             36,131             251,964
                                      -----------      -----------        -----------          ----------
            Net investment income
               (loss)                    (259,110)        (329,297)           (17,279)            (54,704)
                                      -----------      -----------        -----------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions       2,118,697          986,056            987,110             425,598
      Realized gains (losses) on
         sale of investments            1,959,953        1,184,689            437,319             664,935
                                      -----------      -----------        -----------          ----------
            Net realized gains
               (losses)                 4,078,650        2,170,745          1,424,429           1,090,533
                                      -----------      -----------        -----------          ----------
      Change in unrealized gains
         (losses) on investments       (4,472,662)      (1,181,373)        (1,262,335)           (983,805)
                                      -----------      -----------        -----------          ----------
      Net increase (decrease) in
         net assets resulting
         from operations              $  (653,122)     $   660,075        $   144,815          $   52,024
                                      ===========      ===========        ===========          ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET MULTIPLE
                                   LMPVET LARGE CAP  LMPVET MID CAP     DISCIPLINE
                                        GROWTH            CORE       SUBACCOUNT-LARGE
                                      SUBACCOUNT       SUBACCOUNT     CAP GROWTH AND
                                       (CLASS I)        (CLASS I)        VALUE (d)
                                   ----------------  --------------  ----------------
INVESTMENT INCOME:
      Dividends                        $   7,736       $    49,607      $    47,841
                                       ---------       -----------      -----------
EXPENSES:
      Mortality and expense risk
         charges                         332,671           226,519          146,233
      Administrative charges              30,912            21,235           11,769
                                       ---------       -----------      -----------
         Total expenses                  363,583           247,754          158,002
                                       ---------       -----------      -----------
            Net investment income
               (loss)                   (355,847)         (198,147)        (110,161)
                                       ---------       -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions             --         2,282,116          409,372
      Realized gains (losses) on
         sale of investments             912,116           809,866        1,300,326
                                       ---------       -----------      -----------
            Net realized gains
               (losses)                  912,116         3,091,982        1,709,698
                                       ---------       -----------      -----------
      Change in unrealized gains
         (losses) on investments         228,299        (2,009,031)      (1,465,745)
                                       ---------       -----------      -----------
      Net increase (decrease) in
         net assets resulting
         from operations               $ 784,568       $   884,804      $   133,792
                                       =========       ===========      ===========


                                   LMPVET SMALL CAP
                                        GROWTH       LMPVPI ALL CAP  LMPVPI ALL CAP
                                      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                       (CLASS I)      (CLASS I) (a)  (CLASS II) (a)
                                   ----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                        $      --       $    40,771       $    46
                                       ---------       -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                         122,425            72,399           864
      Administrative charges              10,531             6,873            63
                                       ---------       -----------       -------
         Total expenses                  132,956            79,272           927
                                       ---------       -----------       -------
            Net investment income
               (loss)                   (132,956)          (38,501)         (881)
                                       ---------       -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions        490,451           706,813         6,344
      Realized gains (losses) on
         sale of investments             329,288         3,468,944         9,878
                                       ---------       -----------       -------
            Net realized gains
               (losses)                  819,739         4,175,757        16,222
                                       ---------       -----------       -------
      Change in unrealized gains
         (losses) on investments        (237,716)       (3,465,574)       (9,691)
                                       ---------       -----------       -------
      Net increase (decrease) in
         net assets resulting
         from operations               $ 449,067       $   671,682       $ 5,650
                                       =========       ===========       =======

   The accompanying notes are an integral part of these financial statements.

                                   LMPVPII GROWTH AND                        LMPVPI LARGE CAP  LMPVPII AGGRESSIVE
                                         INCOME          LMPVPV SMALL CAP         GROWTH             GROWTH
                                       SUBACCOUNT      GROWTH OPPORTUNITIES     SUBACCOUNT         SUBACCOUNT
                                      (CLASS I) (a)       SUBACCOUNT (a)       (CLASS I) (a)      (CLASS I) (a)
                                   ------------------  --------------------  ----------------  ------------------
INVESTMENT INCOME:
      Dividends                         $     35             $     699           $     --           $      --
                                        --------             ---------           --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                             373                17,345              2,140               5,046
      Administrative charges                  29                 1,475                168                 386
                                        --------             ---------           --------           ---------
         Total expenses                      402                18,820              2,308               5,432
                                        --------             ---------           --------           ---------
            Net investment income
               (loss)                       (367)              (18,121)            (2,308)             (5,432)
                                        --------             ---------           --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions          2,524               100,360                 --               2,049
      Realized gains (losses) on
         sale of investments              16,080               323,322             49,982             217,586
                                        --------             ---------           --------           ---------
            Net realized gains
               (losses)                   18,604               423,682             49,982             219,635
                                        --------             ---------           --------           ---------
      Change in unrealized gains
         (losses) on investments         (15,662)             (213,758)           (33,686)           (187,431)
                                        --------             ---------           --------           ---------
      Net increase (decrease) in
         net assets resulting
         from operations                $  2,575             $ 191,803           $ 13,988           $  26,772
                                        ========             =========           ========           =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                   LMPVPII AGGRESSIVE  LMPVET CAPITAL AND
                                         GROWTH              INCOME        LMPVIT ADJUSTABLE
                                       SUBACCOUNT          SUBACCOUNT         RATE INCOME
                                     (CLASS II) (a)        (CLASS II)          SUBACCOUNT
                                   ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                         $      --          $   666,180          $148,156
                                        ---------          -----------          --------
EXPENSES:
      Mortality and expense risk
         charges                            4,899            1,155,624            68,545
      Administrative charges                  349               92,430             5,516
                                        ---------          -----------          --------
         Total expenses                     5,248            1,248,054            74,061
                                        ---------          -----------          --------
            Net investment income
               (loss)                      (5,248)            (581,874)           74,095
                                        ---------          -----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions           1,847            8,886,945                --
      Realized gains (losses) on
         sale of investments              178,761            2,431,490            (3,426)
                                        ---------          -----------          --------
            Net realized gains
               (losses)                   180,608           11,318,435            (3,426)
                                        ---------          -----------          --------
      Change in unrealized gains
         (losses) on investments         (152,773)          (8,626,574)          (86,511)
                                        ---------          -----------          --------
      Net increase (decrease) in
         net assets resulting
         from operations                $  22,587          $ 2,109,987          $(15,842)
                                        =========          ===========          ========


                                   LMPVIT DIVERSIFIED  LMPVIT HIGH   LMPVIT MONEY
                                    STRATEGIC INCOME      INCOME        MARKET
                                       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                   ------------------  -----------   ------------
INVESTMENT INCOME:
      Dividends                         $ 539,084      $ 1,345,130     $923,477
                                        ---------      -----------     --------
EXPENSES:
      Mortality and expense risk
         charges                          179,161          312,323      317,735
      Administrative charges               17,151           27,016       28,918
                                        ---------      -----------     --------
         Total expenses                   196,312          339,339      346,653
                                        ---------      -----------     --------
            Net investment income
               (loss)                     342,772        1,005,791      576,824
                                        ---------      -----------     --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              --               --           --
      Realized gains (losses) on
         sale of investments              (68,838)         (61,466)          --
                                        ---------      -----------     --------
            Net realized gains
               (losses)                   (68,838)         (61,466)          --
                                        ---------      -----------     --------
      Change in unrealized gains
         (losses) on investments         (237,462)      (1,138,324)          --
                                        ---------      -----------     --------
      Net increase (decrease) in
         net assets resulting
         from operations                $  36,472      $  (193,999)    $576,824
                                        =========      ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                                                                      LORD ABBETT GROWTH    LORD ABBETT
                                             LMPVPI TOTAL RETURN  LMPVPIII LARGE CAP      AND INCOME       MID-CAP VALUE
                                                  SUBACCOUNT             VALUE            SUBACCOUNT        SUBACCOUNT
                                                (CLASS II) (a)      SUBACCOUNT (a)      (CLASS VC) (a)    (CLASS VC) (a)
                                             -------------------  ------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $  4,634           $    29,927         $        --       $        --
                                                   --------           -----------         -----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                      5,490                35,057              74,233            98,104
      Administrative charges                            369                 3,838               5,789             7,897
                                                   --------           -----------         -----------       -----------
         Total expenses                               5,859                38,895              80,022           106,001
                                                   --------           -----------         -----------       -----------
            Net investment income (loss)             (1,225)               (8,968)            (80,022)         (106,001)
                                                   --------           -----------         -----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     5,245                    --                  --                --
      Realized gains (losses) on sale of
         investments                                 28,140             1,757,315           2,338,368         3,948,483
                                                   --------           -----------         -----------       -----------
            Net realized gains (losses)              33,385             1,757,315           2,338,368         3,948,483
                                                   --------           -----------         -----------       -----------
      Change in unrealized gains (losses)
         on investments                             (10,851)           (1,347,894)         (1,827,160)       (2,263,293)
                                                   --------           -----------         -----------       -----------
      Net increase (decrease) in net assets
         resulting from operations                 $ 21,309           $   400,453         $   431,186       $ 1,579,189
                                                   ========           ===========         ===========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)         (CLASS A)     (CLASS E) (b)
                                             -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $  3,544         $ 165,584       $     --
                                                  --------         ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                    21,138            32,314         30,017
      Administrative charges                         1,710             2,588          2,816
                                                  --------         ---------       --------
         Total expenses                             22,848            34,902         32,833
                                                  --------         ---------       --------
            Net investment income (loss)           (19,304)          130,682        (32,833)
                                                  --------         ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  141,328                --             --
      Realized gains (losses) on sale of
         investments                                (7,194)            6,156          3,571
                                                  --------         ---------       --------
            Net realized gains (losses)            134,134             6,156          3,571
                                                  --------         ---------       --------
      Change in unrealized gains (losses)
         on investments                            (63,559)         (131,015)        23,422
                                                  --------         ---------       --------
      Net increase (decrease) in net assets
         resulting from operations                $ 51,271         $   5,823       $ (5,840)
                                                  ========         =========       ========

                                                                               MIST HARRIS
                                             MIST BLACKROCK    MIST DREMAN       OAKMARK
                                             LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                              (CLASS A) (a)     (CLASS A)       (CLASS A)
                                             --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                                 $  20,947        $     --      $    87,722
                                                ---------        --------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                   15,439          13,278          171,221
      Administrative charges                        1,461           1,123           14,472
                                                ---------        --------      -----------
         Total expenses                            16,900          14,401          185,693
                                                ---------        --------      -----------
            Net investment income (loss)            4,047         (14,401)         (97,971)
                                                ---------        --------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 182,487           3,579          752,689
      Realized gains (losses) on sale of
         investments                              160,386          12,737          104,569
                                                ---------        --------      -----------
            Net realized gains (losses)           342,873          16,316          857,258
                                                ---------        --------      -----------
      Change in unrealized gains (losses)
         on investments                          (202,180)        (33,660)      (1,059,051)
                                                ---------        --------      -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 144,740        $(31,745)     $  (299,764)
                                                =========        ========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                MIST LEGG MASON
                                                                  MIST LAZARD   PARTNERS MANAGED  MIST LORD ABBETT
                                              MIST JANUS FORTY      MID-CAP          ASSETS        BOND DEBENTURE
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)       (CLASS B) (b)      (CLASS A)         (CLASS A)
                                             -----------------  --------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $  1,651         $     --          $  522           $131,393
                                                  --------         --------          ------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    21,011            3,753             644             46,392
      Administrative charges                         1,753              323              52              3,509
                                                  --------         --------          ------           --------
         Total expenses                             22,764            4,076             696             49,901
                                                  --------         --------          ------           --------
            Net investment income (loss)           (21,113)          (4,076)           (174)            81,492
                                                  --------         --------          ------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  158,763               --           1,833              3,030
      Realized gains (losses) on sale of
         investments                                 8,152           (1,132)            223             26,908
                                                  --------         --------          ------           --------
            Net realized gains (losses)            166,915           (1,132)          2,056             29,938
                                                  --------         --------          ------           --------
      Change in unrealized gains (losses)
         on investments                            147,921          (40,895)           (353)            (2,049)
                                                  --------         --------          ------           --------
      Net increase (decrease) in net assets
         resulting from operations                $293,723         $(46,103)         $1,529           $109,381
                                                  ========         ========          ======           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.


                                              MIST LORD ABBETT  MIST LORD ABBETT      MIST MET/AIM
                                             GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)          (CLASS B)           (CLASS A)
                                             -----------------  ----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $  204,330        $     3,288          $  3,712
                                                 ----------        -----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    555,598            203,367            59,209
      Administrative charges                         45,553             16,443             6,203
                                                 ----------        -----------          --------
         Total expenses                             601,151            219,810            65,412
                                                 ----------        -----------          --------
            Net investment income (loss)           (396,821)          (216,522)          (61,700)
                                                 ----------        -----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,049,934             69,332            10,191
      Realized gains (losses) on sale of
         investments                                450,688           (128,747)          (28,995)
                                                 ----------        -----------          --------
            Net realized gains (losses)           1,500,622            (59,415)          (18,804)
                                                 ----------        -----------          --------
      Change in unrealized gains (losses)
         on investments                            (904,574)        (1,388,096)          473,987
                                                 ----------        -----------          --------
      Net increase (decrease) in net assets
         resulting from operations               $  199,227        $(1,664,033)         $393,483
                                                 ==========        ===========          ========

                                                                                        MIST MFS
                                                 MIST MET/AIM        MIST MET/AIM       EMERGING
                                             CAPITAL APPRECIATION  SMALL CAP GROWTH  MARKETS EQUITY
                                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                 (CLASS E) (b)         (CLASS A)      (CLASS A) (b)
                                             --------------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                     $    --             $    --          $    --
                                                    -------             -------          -------
EXPENSES:
      Mortality and expense risk
         charges                                      7,444               3,250            1,208
      Administrative charges                            557                 236              103
                                                    -------             -------          -------
         Total expenses                               8,001               3,486            1,311
                                                    -------             -------          -------
            Net investment income (loss)             (8,001)             (3,486)          (1,311)
                                                    -------             -------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               1,890               --
      Realized gains (losses) on sale of
         investments                                    856               5,106              861
                                                    -------             -------          -------
            Net realized gains (losses)                 856               6,996              861
                                                    -------             -------          -------
      Change in unrealized gains (losses)
         on investments                              21,969               4,227           21,696
                                                    -------             -------          -------
      Net increase (decrease) in net assets
         resulting from operations                  $14,824             $ 7,737          $21,246
                                                    =======             =======          =======

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS RESEARCH                    MIST NEUBERGER      MIST OPPENHEIMER
                                               INTERNATIONAL    MIST MFS VALUE  BERMAN REAL ESTATE  CAPITAL APPRECIATION
                                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                               (CLASS B) (b)       (CLASS A)         (CLASS A)            (CLASS B)
                                             -----------------  --------------  ------------------  --------------------
INVESTMENT INCOME:
      Dividends                                   $     --         $     28         $    41,903            $    --
                                                  --------         --------         -----------            -------
EXPENSES:
      Mortality and expense risk
         charges                                    56,253           76,017              71,777              4,561
      Administrative charges                         4,858            6,642               5,726                343
                                                  --------         --------         -----------            -------
         Total expenses                             61,111           82,659              77,503              4,904
                                                  --------         --------         -----------            -------
            Net investment income (loss)           (61,111)         (82,631)            (35,600)            (4,904)
                                                  --------         --------         -----------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           84,783             335,781             15,149
      Realized gains (losses) on sale of
         investments                                28,826           85,752              53,647              3,653
                                                  --------         --------         -----------            -------
            Net realized gains (losses)             28,826          170,535             389,428             18,802
                                                  --------         --------         -----------            -------
      Change in unrealized gains (losses)
         on investments                            229,397          156,049          (1,006,571)            10,895
                                                  --------         --------         -----------            -------
      Net increase (decrease) in net assets
         resulting from operations                $197,112         $243,953         $  (652,743)           $24,793
                                                  ========         ========         ===========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MIST PIMCO
                                             INFLATION PROTECTED                      MIST PIONEER
                                                     BOND         MIST PIONEER FUND  MID-CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                                (CLASS A) (b)         (CLASS A)      (CLASS A) (a)
                                             -------------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                   $      --            $ 15,017         $ 1,023
                                                  ---------            --------         -------
EXPENSES:
      Mortality and expense risk
         charges                                    133,701              27,495           1,319
      Administrative charges                         11,466               2,304             105
                                                  ---------            --------         -------
         Total expenses                             145,167              29,799           1,424
                                                  ---------            --------         -------
            Net investment income (loss)           (145,167)            (14,782)           (401)
                                                  ---------            --------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                  --          36,435
      Realized gains (losses) on sale of
         investments                                 51,359              81,075          (6,355)
                                                  ---------            --------         -------
            Net realized gains (losses)              51,359              81,075          30,080
                                                  ---------            --------         -------
      Change in unrealized gains (losses)
         on investments                             743,060              (3,243)         (8,007)
                                                  ---------            --------         -------
      Net increase (decrease) in net assets
         resulting from operations                $ 649,252            $ 63,050         $21,672
                                                  =========            ========         =======


                                               MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                                             STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                 (CLASS A)         (CLASS B)          (CLASS D)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 22,641         $    62,388          $     --
                                                 --------         -----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                   57,300             198,505            77,481
      Administrative charges                        4,922              16,417             7,573
                                                 --------         -----------          --------
         Total expenses                            62,222             214,922            85,054
                                                 --------         -----------          --------
            Net investment income (loss)          (39,581)           (152,534)          (85,054)
                                                 --------         -----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             409,783                --
      Realized gains (losses) on sale of
         investments                               17,642             (65,736)          154,742
                                                 --------         -----------          --------
            Net realized gains (losses)            17,642             344,047           154,742
                                                 --------         -----------          --------
      Change in unrealized gains (losses)
         on investments                           172,098          (1,199,488)          792,687
                                                 --------         -----------          --------
      Net increase (decrease) in net assets
         resulting from operations               $150,159         $(1,007,975)         $862,375
                                                 ========         ===========          ========

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK       MSF CAPITAL
                                              BOND INCOME    BOND INCOME    MONEY MARKET  GUARDIAN U.S. EQUITY
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                               (CLASS A)      (CLASS E)      (CLASS A)          (CLASS A)
                                             -------------  -------------  -------------  --------------------
INVESTMENT INCOME:
      Dividends                                 $75,369        $422,589       $128,085          $  10,318
                                                -------        --------       --------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                 44,242         219,510         53,042             36,923
      Administrative charges                      3,433          19,575          3,884              3,853
                                                -------        --------       --------          ---------
         Total expenses                          47,675         239,085         56,926             40,776
                                                -------        --------       --------          ---------
            Net investment income (loss)         27,694         183,504         71,159            (30,458)
                                                -------        --------       --------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --              --             --            128,350
      Realized gains (losses) on sale of
         investments                             16,813         138,974             --             11,524
                                                -------        --------       --------          ---------
            Net realized gains (losses)          16,813         138,974             --            139,874
                                                -------        --------       --------          ---------
      Change in unrealized gains (losses)
         on investments                          46,139         187,027             --           (164,030)
                                                -------        --------       --------          ---------
      Net increase (decrease) in net assets
         resulting from operations              $90,646        $509,505       $ 71,159          $ (54,614)
                                                =======        ========       ========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MSF FI VALUE       MSF METLIFE
                                             MSF FI LARGE CAP     LEADERS    AGGRESSIVE ALLOCATION
                                                SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                 (CLASS A)       (CLASS D)         (CLASS B)
                                             ----------------  ------------  ---------------------
INVESTMENT INCOME:
      Dividends                                  $  17,887      $  111,002          $    785
                                                 ---------      ----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                   153,944         220,785            22,948
      Administrative charges                        16,009          19,680             1,784
                                                 ---------      ----------          --------
         Total expenses                            169,953         240,465            24,732
                                                 ---------      ----------          --------
            Net investment income (loss)          (152,066)       (129,463)          (23,947)
                                                 ---------      ----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  741,944       1,201,748             2,255
      Realized gains (losses) on sale of
         investments                                29,731          48,966            13,783
                                                 ---------      ----------          --------
            Net realized gains (losses)            771,675       1,250,714            16,038
                                                 ---------      ----------          --------
      Change in unrealized gains (losses)
         on investments                           (344,042)       (785,082)           18,223
                                                 ---------      ----------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 275,567      $  336,169          $ 10,314
                                                 =========      ==========          ========

                                              MSF METLIFE      MSF METLIFE
                                             CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                                              ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                              SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                               (CLASS B)        (CLASS B)            (CLASS B)
                                             ------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends                                $     --          $     --            $     401
                                               --------          --------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                 17,731            12,065               96,586
      Administrative charges                      1,565               900                7,507
                                               --------          --------            ---------
         Total expenses                          19,296            12,965              104,093
                                               --------          --------            ---------
            Net investment income (loss)        (19,296)          (12,965)            (103,692)
                                               --------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   745             1,244                7,226
      Realized gains (losses) on sale of
         investments                             17,910            16,923              124,940
                                               --------          --------            ---------
            Net realized gains (losses)          18,655            18,167              132,166
                                               --------          --------            ---------
      Change in unrealized gains (losses)
         on investments                          33,933            16,148               38,791
                                               --------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations             $ 33,292          $ 21,350            $  67,265
                                               ========          ========            =========

   The accompanying notes are an integral part of these financial statements.

                                                  MSF METLIFE
                                                  MODERATE TO       MSF MFS TOTAL  MSF MFS TOTAL  MSF OPPENHEIMER
                                             AGGRESSIVE ALLOCATION     RETURN         RETURN       GLOBAL EQUITY
                                                   SUBACCOUNT         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                   (CLASS B)        (CLASS B) (b)    (CLASS F)       (CLASS B)
                                             ---------------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                    $   2,342           $    --      $ 1,164,713       $ 71,719
                                                   ---------           -------      -----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                     133,998               679          985,450        150,586
      Administrative charges                          11,031                45           87,547         12,044
                                                   ---------           -------      -----------       --------
         Total expenses                              145,029               724        1,072,997        162,630
                                                   ---------           -------      -----------       --------
            Net investment income (loss)            (142,687)             (724)          91,716        (90,911)
                                                   ---------           -------      -----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      9,368                --        1,965,153        118,914
      Realized gains (losses) on sale of
         investments                                  62,901                (4)         918,740        136,096
                                                   ---------           -------      -----------       --------
            Net realized gains (losses)               72,269                (4)       2,883,893        255,010
                                                   ---------           -------      -----------       --------
      Change in unrealized gains (losses)
         on investments                              189,923            (1,455)      (1,522,977)       157,354
                                                   ---------           -------      -----------       --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 119,505           $(2,183)     $ 1,452,632       $321,453
                                                   =========           =======      ===========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF WESTERN ASSET  MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT HIGH    MANAGEMENT U.S.
                                             LARGE CAP GROWTH       YIELD BOND         GOVERNMENT
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS B)        (CLASS A) (a)        (CLASS A)
                                             -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,150            $ 22,049            $2,010
                                                 --------            --------            ------
EXPENSES:
      Mortality and expense risk
         charges                                   89,015               1,324             1,463
      Administrative charges                        9,478                 103               110
                                                 --------            --------            ------
         Total expenses                            98,493               1,427             1,573
                                                 --------            --------            ------
            Net investment income (loss)          (85,343)             20,622               437
                                                 --------            --------            ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  60,658               1,891                --
      Realized gains (losses) on sale of
         investments                              259,105              (2,153)              100
                                                 --------            --------            ------
            Net realized gains (losses)           319,763                (262)              100
                                                 --------            --------            ------
      Change in unrealized gains (losses)
         on investments                           257,447             (12,624)            1,042
                                                 --------            --------            ------
      Net increase (decrease) in net assets
         resulting from operations               $491,867            $  7,736            $1,579
                                                 ========            ========            ======

                                              PIMCO VIT REAL
                                                  RETURN          PIMCO VIT TOTAL     PIONEER AMERICA
                                                SUBACCOUNT            RETURN             INCOME VCT
                                             (ADMINISTRATIVE        SUBACCOUNT           SUBACCOUNT
                                                CLASS) (a)    (ADMINISTRATIVE CLASS)   (CLASS II) (d)
                                             ---------------  ----------------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $ 184,529           $2,486,742            $ 9,770
EXPENSES:
      Mortality and expense risk
         charges                                   68,754              895,266              4,274
      Administrative charges                        5,869               77,753                318
                                                ---------           ----------            -------
         Total expenses                            74,623              973,019              4,592
                                                ---------           ----------            -------
            Net investment income (loss)          109,906            1,513,723              5,178
                                                ---------           ----------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                   --                 --
      Realized gains (losses) on sale of
         investments                             (590,933)            (183,338)            (5,289)
                                                ---------           ----------            -------
            Net realized gains (losses)          (590,933)            (183,338)            (5,289)
                                                ---------           ----------            -------
      Change in unrealized gains (losses)
         on investments                           706,878            1,921,420              7,005
                                                ---------           ----------            -------
      Net increase (decrease) in net assets
         resulting from operations              $ 225,851           $3,251,805            $ 6,894
                                                =========           ==========            =======

   The accompanying notes are an integral part of these financial statements.

                                                               PIONEER CULLEN VALUE  PIONEER EMERGING  PIONEER EQUITY
                                             PIONEER BOND VCT           VCT             MARKETS VCT      INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                              (CLASS II) (c)        (CLASS II)          (CLASS II)       (CLASS II)
                                             ----------------  --------------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $1,401             $ 2,355             $ 1,002          $ 22,548
                                                  ------             -------             -------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     622               6,105               5,969            20,288
      Administrative charges                          46                 445                 432             1,472
                                                  ------             -------             -------          --------
         Total expenses                              668               6,550               6,401            21,760
                                                  ------             -------             -------          --------
            Net investment income (loss)             733              (4,195)             (5,399)              788
                                                  ------             -------             -------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                  --              29,827            32,071
      Realized gains (losses) on sale of
         investments                                  12              20,805              23,874            27,329
                                                  ------             -------             -------          --------
            Net realized gains (losses)               12              20,805              53,701            59,400
                                                  ------             -------             -------          --------
      Change in unrealized gains (losses)
         on investments                            1,483              (4,065)             49,012           (81,055)
                                                  ------             -------             -------          --------
      Net increase (decrease) in net assets
         resulting from operations                $2,228             $12,545             $97,314          $(20,867)
                                                  ======             =======             =======          ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              PIONEER EQUITY                    PIONEER GLOBAL HIGH
                                             OPPORTUNITY VCT  PIONEER FUND VCT       YIELD VCT
                                                SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                              (CLASS II) (d)     (CLASS II)          (CLASS II)
                                             ---------------  ----------------  -------------------
INVESTMENT INCOME:
      Dividends                                   $   --           $ 7,546            $ 19,754
                                                  ------           -------            --------
EXPENSES:
      Mortality and expense risk
         charges                                     216            14,193               4,820
      Administrative charges                          17             1,035                 358
                                                  ------           -------            --------
         Total expenses                              233            15,228               5,178
                                                  ------           -------            --------
            Net investment income (loss)            (233)           (7,682)             14,576
                                                  ------           -------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  3,138                --               4,445
      Realized gains (losses) on sale of
         investments                                (756)           17,304                 171
                                                  ------           -------            --------
            Net realized gains (losses)            2,382            17,304               4,616
                                                  ------           -------            --------
      Change in unrealized gains (losses)
         on investments                               --             4,729             (25,643)
                                                  ------           -------            --------
      Net increase (decrease) in net assets
         resulting from operations                $2,149           $14,351            $ (6,451)
                                                  ======           =======            ========

                                                              PIONEER IBBOTSON     PIONEER IBBOTSON
                                             PIONEER HIGH  AGGRESSIVE ALLOCATION  GROWTH ALLOCATION
                                               YIELD VCT            VCT                  VCT
                                              SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                              (CLASS II)         (CLASS II)           (CLASS II)
                                             ------------  ---------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $49,645           $  5,479            $  62,937
                                                -------           --------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                 19,286              9,541              145,476
      Administrative charges                      1,468                686                9,323
                                                -------           --------            ---------
         Total expenses                          20,754             10,227              154,799
                                                -------           --------            ---------
            Net investment income (loss)         28,891             (4,748)             (91,862)
                                                -------           --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   835             13,412              114,832
      Realized gains (losses) on sale of
         investments                              8,028              3,964               13,795
                                                -------           --------            ---------
            Net realized gains (losses)           8,863             17,376              128,627
                                                -------           --------            ---------
      Change in unrealized gains (losses)
         on investments                           1,757             (1,366)              52,258
                                                -------           --------            ---------
      Net increase (decrease) in net assets
         resulting from operations              $39,511           $ 11,262            $  89,023
                                                =======           ========            =========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER IBBOTSON      PIONEER       PIONEER
                                             MODERATE ALLOCATION  INDEPENDENCE  INTERNATIONAL  PIONEER MID CAP
                                                     VCT               VCT        VALUE VCT       VALUE VCT
                                                  SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                  (CLASS II)       (CLASS II)     (CLASS II)      (CLASS II)
                                             -------------------  ------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                    $ 60,752          $    --       $   525         $  2,350
                                                   --------          -------       -------         --------
EXPENSES:
      Mortality and expense risk
         charges                                    137,676            2,378         3,275            8,512
      Administrative charges                          8,959              174           245              599
                                                   --------          -------       -------         --------
         Total expenses                             146,635            2,552         3,520            9,111
                                                   --------          -------       -------         --------
            Net investment income (loss)            (85,883)          (2,552)       (2,995)          (6,761)
                                                   --------          -------       -------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    74,231               --         1,813           41,990
      Realized gains (losses) on sale of
         investments                                 12,375            4,221         4,278           (5,081)
                                                   --------          -------       -------         --------
            Net realized gains (losses)              86,606            4,221         6,091           36,909
                                                   --------          -------       -------         --------
      Change in unrealized gains (losses)
         on investments                             129,147            4,151        11,251          (20,166)
                                                   --------          -------       -------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $129,870          $ 5,820       $14,347         $  9,982
                                                   ========          =======       =======         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER OAK RIDGE                       PIONEER SMALL AND
                                              LARGE CAP GROWTH  PIONEER REAL ESTATE    MID CAP GROWTH
                                                    VCT              SHARES VCT             VCT
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS II)          (CLASS II)        (CLASS II) (d)
                                             -----------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $   761            $   7,628            $     --
                                                  -------            ---------            --------
EXPENSES:
      Mortality and expense risk
         charges                                    7,939                5,918               1,464
      Administrative charges                          605                  440                 118
                                                  -------            ---------            --------
         Total expenses                             8,544                6,358               1,582
                                                  -------            ---------            --------
            Net investment income (loss)           (7,783)               1,270              (1,582)
                                                  -------            ---------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   1,549               28,739              30,125
      Realized gains (losses) on sale of
         investments                                7,036                9,424              (3,626)
                                                  -------            ---------            --------
            Net realized gains (losses)             8,585               38,163              26,499
                                                  -------            ---------            --------
      Change in unrealized gains (losses)
         on investments                            22,722             (105,572)            (10,736)
                                                  -------            ---------            --------
      Net increase (decrease) in net assets
         resulting from operations                $23,524            $ (66,139)           $ 14,181
                                                  =======            =========            ========


                                              PIONEER SMALL CAP  PIONEER STRATEGIC
                                                  VALUE VCT          INCOME VCT     PIONEER VALUE VCT
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                  (CLASS II)         (CLASS II)       (CLASS II) (d)
                                              -----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $  1,307           $71,007            $ 14,167
                                                   --------           -------            --------
EXPENSES:
      Mortality and expense risk
         charges                                      5,314            28,882               9,225
      Administrative charges                            399             2,068                 660
                                                   --------           -------            --------
         Total expenses                               5,713            30,950               9,885
                                                   --------           -------            --------
            Net investment income (loss)             (4,406)           40,057               4,282
                                                   --------           -------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    60,703             7,613              36,800
      Realized gains (losses) on sale of
         investments                                  2,867            (3,251)             24,131
                                                   --------           -------            --------
            Net realized gains (losses)              63,570             4,362              60,931
                                                   --------           -------            --------
      Change in unrealized gains (losses)
         on investments                             (81,233)            5,787             (67,967)
                                                   --------           -------            --------
      Net increase (decrease) in net assets
         resulting from operations                 $(22,069)          $50,206            $ (2,754)
                                                   ========           =======            ========

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT DISCOVERY        PUTNAM VT          PUTNAM VT     VAN KAMPEN LIT
                                                    GROWTH        INTERNATIONAL EQUITY  SMALL CAP VALUE     COMSTOCK
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                  (CLASS IB)         (CLASS IB) (a)      (CLASS IB) (a)    (CLASS II)
                                             -------------------  --------------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                    $     --            $   129,926        $    41,929       $  68,467
                                                   --------            -----------        -----------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                      2,640                 25,210             43,100          84,313
      Administrative charges                            251                  2,157              3,776           6,345
                                                   --------            -----------        -----------       ---------
         Total expenses                               2,891                 27,367             46,876          90,658
                                                   --------            -----------        -----------       ---------
            Net investment income (loss)             (2,891)               102,559             (4,947)        (22,191)
                                                   --------            -----------        -----------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    15,082                562,445            838,582          95,021
      Realized gains (losses) on sale of
         investments                                 15,622              1,388,940          1,869,978         184,987
                                                   --------            -----------        -----------       ---------
            Net realized gains (losses)              30,704              1,951,385          2,708,560         280,008
                                                   --------            -----------        -----------       ---------
      Change in unrealized gains (losses)
         on investments                             (13,791)            (1,686,033)        (2,198,276)       (414,959)
                                                   --------            -----------        -----------       ---------
      Net increase (decrease) in net assets
         resulting from operations                 $ 14,022            $   367,911        $   505,337       $(157,142)
                                                   ========            ===========        ===========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             VAN KAMPEN LIT   VAN KAMPEN LIT
                                               ENTERPRISE    STRATEGIC GROWTH
                                               SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)        (CLASS I)
                                             --------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   173        $    2,551
                                                 -------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                   1,868            75,311
      Administrative charges                         150             7,947
                                                 -------        ----------
         Total expenses                            2,018            83,258
                                                 -------        ----------
            Net investment income (loss)          (1,845)          (80,707)
                                                 -------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                --
      Realized gains (losses) on sale of
         investments                                3,475          (339,697)
                                                  -------        ----------
            Net realized gains (losses)             3,475          (339,697)
                                                  -------        ----------
      Change in unrealized gains (losses)
         on investments                              7,812         1,165,775
                                                   -------        ----------
      Net increase (decrease) in net assets
         resulting from operations                 $ 9,442        $  745,371
                                                   =======        ==========

   The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY  AIM V.I. CAPITAL APPRECIATION  AIM V.I. CORE EQUITY
                                              SUBACCOUNT                     SUBACCOUNT                SUBACCOUNT
                                              (SERIES II)                   (SERIES II)                (SERIES I)
                                     ----------------------------  -----------------------------  --------------------
                                           2007      2006                2007 (a)    2006          2007 (a)   2006 (b)
                                          --------  --------            ---------  --------       ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $ (7,958) $ (4,893)           $  (3,737) $ (8,622)      $  (4,159) $  (4,919)
   Net realized gains (losses)               7,684    36,133              103,069     2,844         119,344      2,698
   Change in unrealized gains
      (losses) on investments               24,054    (4,255)             (66,269)   30,048         (62,150)    62,150
                                          --------  --------            ---------  --------       ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                    23,780    26,985               33,063    24,270          53,035     59,929
                                          --------  --------            ---------  --------       ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   1,800    15,090                   --   259,957              --         --
   Transfers from other funding
      options                                4,819     6,879                  753     8,475           4,605    882,302
   Contract charges                            (35)      (34)                  --       (42)             --       (146)
   Contract surrenders                      (6,714)   (7,355)              (2,604)   (2,823)        (48,016)  (148,302)
   Transfers to other funding
      options                               (7,057)   (5,558)            (544,946)  (22,696)       (802,244)        --
   Other receipts (payments)                    --        --              (28,190)       --             (22)    (1,141)
                                          --------  --------            ---------  --------       ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (7,187)    9,022             (574,987)  242,871        (845,677)   732,713
                                          --------  --------            ---------  --------       ---------  ---------
      Net increase (decrease)
         in net assets                      16,593    36,007             (541,924)  267,141        (792,642)   792,642
NET ASSETS:
   Beginning of period                     345,869   309,862              541,924   274,783         792,642         --
                                          --------  --------            ---------  --------       ---------  ---------
   End of period                          $362,462  $345,869            $      --  $541,924       $      --  $ 792,642
                                          ========  ========            =========  ========       =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GLOBAL GROWTH     AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                               (CLASS 2)                    (CLASS 2)
                                     ----------------------------  --------------------------
                                           2007         2006           2007          2006
                                     -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   356,300  $  (363,454)   $ (1,187,290) $ (1,135,438)
   Net realized gains (losses)           4,594,140    1,003,460      15,944,437     3,648,262
   Change in unrealized gains
      (losses) on investments              242,764    5,889,605      (4,490,141)    5,573,900
                                       -----------  -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 5,193,204    6,529,611      10,267,006     8,086,724
                                       -----------  -----------    ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 135,241      480,318         180,619       918,249
   Transfers from other funding
      options                            4,334,035    5,102,214      11,635,807    11,433,092
   Contract charges                         (3,451)      (3,582)         (8,818)      (10,351)
   Contract surrenders                  (7,032,592)  (3,329,749)    (18,672,417)  (11,542,582)
   Transfers to other funding
      options                           (1,772,423)  (1,458,267)    (15,681,177)   (5,095,958)
   Other receipts (payments)              (310,437)    (326,625)       (687,545)     (422,134)
                                       -----------  -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (4,649,627)     464,309     (23,233,531)   (4,719,684)
                                       -----------  -----------    ------------  ------------
      Net increase (decrease)
         in net assets                     543,577    6,993,920     (12,966,525)    3,367,040
NET ASSETS:
   Beginning of period                  42,135,535   35,141,615     104,972,681   101,605,641
                                       -----------  -----------    ------------  ------------
   End of period                       $42,679,112  $42,135,535    $ 92,006,156  $104,972,681
                                       ===========  ===========    ============  ============

                                     AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST
                                              SUBACCOUNT             EMERGING MARKETS
                                               (CLASS 2)                SUBACCOUNT
                                     ----------------------------  -------------------
                                          2007          2006        2007 (a)    2006
                                     ------------  --------------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (486,581) $   (360,913)  $    (611) $ (1,390)
   Net realized gains (losses)          10,312,996     5,470,182      69,122    11,988
   Change in unrealized gains
      (losses) on investments           (6,202,241)    7,672,065     (64,602)   15,252
                                      ------------  ------------   ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 3,624,174    12,781,334       3,909    25,850
                                      ------------  ------------   ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 218,688       613,757          --        34
   Transfers from other funding
      options                            5,346,540     8,995,160         540     1,081
   Contract charges                         (9,790)      (11,200)         --       (45)
   Contract surrenders                 (15,762,450)  (12,339,126)    (21,522)  (17,708)
   Transfers to other funding
      options                          (11,709,589)   (3,840,677)    (89,243)     (113)
   Other receipts (payments)              (898,803)   (1,253,586)         (7)       --
                                      ------------  ------------   ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (22,815,404)   (7,835,672)   (110,232)  (16,751)
                                      ------------  ------------   ---------  --------
      Net increase (decrease)
         in net assets                 (19,191,230)    4,945,662    (106,323)    9,099
NET ASSETS:
   Beginning of period                 106,680,430   101,734,768     106,323    97,224
                                      ------------  ------------   ---------  --------
   End of period                      $ 87,489,200  $106,680,430   $      --  $106,323
                                      ============  ============   =========  ========

   The accompanying notes are an integral part of these financial statements.

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS  FIDELITY VIP CONTRAFUND
                                            SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                         (INITIAL SHARES)             (INITIAL SHARES)            (SERVICE CLASS 2)
                                     ------------------------  ------------------------------  -----------------------
                                          2007      2006              2007        2006            2007        2006
                                       ---------  --------         ----------  ----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (1,432) $ (3,062)        $  (12,505) $  (20,727)     $  (56,434) $  (42,874)
   Net realized gains (losses)            51,008    11,074            160,018     191,912       1,267,854     516,609
   Change in unrealized gains
      (losses) on investments            (25,474)   62,580           (275,156)   (154,209)       (637,313)   (138,587)
                                       ---------  --------         ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  24,102    70,592           (127,643)     16,976         574,107     335,148
                                       ---------  --------         ----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,687    19,598                175       7,656          22,837      97,993
   Transfers from other funding
      options                              2,141    11,796             43,952      16,984         454,259     568,056
   Contract charges                         (117)     (143)              (177)       (231)           (374)       (405)
   Contract surrenders                   (69,078)  (42,718)           (68,261)   (284,201)       (846,335)   (312,781)
   Transfers to other funding
      options                           (126,077)  (18,486)          (154,806)    (86,674)       (165,538)   (365,745)
   Other receipts (payments)                  --        --                 --     (11,827)             --      (7,993)
                                       ---------  --------         ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (183,444)  (29,953)          (179,117)   (358,293)       (535,151)    (20,875)
                                       ---------  --------         ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                  (159,342)   40,639           (306,760)   (341,317)         38,956     314,273
NET ASSETS:
   Beginning of period                   564,883   524,244          1,155,379   1,496,696       4,080,702   3,766,429
                                       ---------  --------         ----------  ----------      ----------  ----------
   End of period                       $ 405,541  $564,883         $  848,619  $1,155,379      $4,119,658  $4,080,702
                                       =========  ========         ==========  ==========      ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               FIDELITY VIP DYNAMIC CAPITAL
                                      FIDELITY VIP CONTRAFUND          APPRECIATION
                                            SUBACCOUNT                  SUBACCOUNT
                                          (SERVICE CLASS)            (SERVICE CLASS 2)
                                     ------------------------  ----------------------------
                                         2007         2006           2007       2006
                                     -----------  -----------      --------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (172,830) $  (118,383)     $ (7,381) $  (8,246)
   Net realized gains (losses)         4,971,422    2,204,467        61,193     57,154
   Change in unrealized gains
      (losses) on investments         (2,431,111)    (628,558)      (33,948)    (8,391)
                                     -----------  -----------      --------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations               2,367,481    1,457,526        19,864     40,517
                                     -----------  -----------      --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                86,883      253,557            --     19,841
   Transfers from other funding
      options                          2,046,473    3,990,658           154    138,942
   Contract charges                       (1,916)      (2,171)          (49)       (54)
   Contract surrenders                (3,441,744)  (2,953,641)      (49,523)  (112,285)
   Transfers to other funding
      options                         (1,366,263)  (1,187,491)       (3,711)   (59,976)
   Other receipts (payments)            (214,753)     (41,774)           --         --
                                     -----------  -----------      --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,891,320)      59,138       (53,129)   (13,532)
                                     -----------  -----------      --------  ---------
      Net increase (decrease)
         in net assets                  (523,839)   1,516,664       (33,265)    26,985
NET ASSETS:
   Beginning of period                16,768,745   15,252,081       409,849    382,864
                                     -----------  -----------      --------  ---------
   End of period                     $16,244,906  $16,768,745      $376,584  $ 409,849
                                     ===========  ===========      ========  =========

                                                               FTVIPT FRANKLIN INCOME
                                       FIDELITY VIP MID CAP          SECURITIES
                                            SUBACCOUNT               SUBACCOUNT
                                         (SERVICE CLASS 2)            (CLASS 2)
                                     ------------------------  ----------------------
                                         2007         2006        2007        2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (298,781) $  (374,994) $   89,909  $   41,731
   Net realized gains (losses)         3,004,149    3,356,694     103,668      63,905
   Change in unrealized gains
      (losses) on investments           (185,975)  (1,015,027)   (180,648)    255,278
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               2,519,393    1,966,673      12,929     360,914
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                69,133      177,445     139,581     208,212
   Transfers from other funding
      options                            963,418    3,120,155   4,039,602   3,317,566
   Contract charges                       (1,905)      (2,229)       (409)       (265)
   Contract surrenders                (2,596,702)  (3,057,830)   (903,730)   (814,109)
   Transfers to other funding
      options                         (2,014,997)  (1,502,653)   (336,610)   (825,128)
   Other receipts (payments)             (29,306)     (96,643)    (56,954)         --
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,610,359)  (1,361,755)  2,881,480   1,886,276
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (1,090,966)     604,918   2,894,409   2,247,190
NET ASSETS:
   Beginning of period                20,351,034   19,746,116   3,412,838   1,165,648
                                     -----------  -----------  ----------  ----------
   End of period                     $19,260,068  $20,351,034  $6,307,247  $3,412,838
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT FRANKLIN RISING          FTVIPT FRANKLIN          FTVIPT TEMPLETON DEVELOPING
                                      DIVIDENDS SECURITIES   SMALL-MID CAP GROWTH SECURITIES       MARKETS SECURITIES
                                           SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                            (CLASS 2)                   (CLASS 2)                      (CLASS 2)
                                     ----------------------  -------------------------------  ---------------------------
                                        2007        2006            2007         2006              2007         2006
                                     ----------  ----------     -----------  -----------       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $      472  $  (13,506)    $  (181,677) $  (206,880)      $    33,920  $   (69,851)
   Net realized gains (losses)           30,489      30,607       1,384,537      460,713         1,678,952      788,654
   Change in unrealized gains
      (losses) on investments           (82,374)    125,911        (286,078)     443,143           474,519    1,213,341
                                     ----------  ----------     -----------  -----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (51,413)    143,012         916,782      696,976         2,187,391    1,932,144
                                     ----------  ----------     -----------  -----------       -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,083      69,244           6,609       78,955            37,405      160,952
   Transfers from other funding
      options                            13,636      45,550         158,537      374,956         1,598,695    2,895,035
   Contract charges                         (90)        (84)         (1,272)      (1,474)             (772)        (830)
   Contract surrenders                  (44,927)   (138,033)     (1,710,027)  (1,351,120)       (1,958,437)  (1,198,073)
   Transfers to other funding
      options                           (24,232)    (67,189)       (952,748)  (1,166,689)       (1,000,962)  (2,209,542)
   Other receipts (payments)                 --          --         (14,293)     (40,478)          (23,176)         (39)
                                     ----------  ----------     -----------  -----------       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (31,530)    (90,512)     (2,513,194)  (2,105,850)       (1,347,247)    (352,497)
                                     ----------  ----------     -----------  -----------       -----------  -----------
      Net increase (decrease)
         in net assets                  (82,943)     52,500      (1,596,412)  (1,408,874)          840,144    1,579,647
NET ASSETS:
   Beginning of period                1,080,130   1,027,630      10,121,719   11,530,593         9,119,404    7,539,757
                                     ----------  ----------     -----------  -----------       -----------  -----------
   End of period                     $  997,187  $1,080,130     $ 8,525,307  $10,121,719       $ 9,959,548  $ 9,119,404
                                     ==========  ==========     ===========  ===========       ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON FOREIGN
                                            SECURITIES         JANUS ASPEN GLOBAL LIFE SCIENCES
                                            SUBACCOUNT                    SUBACCOUNT
                                             (CLASS 2)                 (SERVICE SHARES)
                                     ------------------------  --------------------------------
                                         2007         2006              2007      2006
                                     -----------  -----------         --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    17,974  $  (151,776)        $   (851) $ (1,334)
   Net realized gains (losses)         3,259,030    1,134,371            9,903     4,970
   Change in unrealized gains
      (losses) on investments           (349,161)   3,229,165           (1,132)     (820)
                                     -----------  -----------         --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               2,927,843    4,211,760            7,920     2,816
                                     -----------  -----------         --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               162,952      387,839              335       284
   Transfers from other funding
      options                          1,341,330    2,939,165              137       893
   Contract charges                       (1,986)      (2,275)             (25)      (38)
   Contract surrenders                (5,355,037)  (3,474,323)             (55)  (12,525)
   Transfers to other funding
      options                         (1,529,228)  (1,243,089)         (24,540)     (519)
   Other receipts (payments)            (156,443)    (240,055)              --        --
                                     -----------  -----------         --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,538,412)  (1,632,738)         (24,148)  (11,905)
                                     -----------  -----------         --------  --------
      Net increase (decrease)
         in net assets                (2,610,569)   2,579,022          (16,228)   (9,089)
NET ASSETS:
   Beginning of period                24,893,354   22,314,332           52,041    61,130
                                     -----------  -----------         --------  --------
   End of period                     $22,282,785  $24,893,354         $ 35,813  $ 52,041
                                     ===========  ===========         ========  ========


                                     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN MID CAP GROWTH
                                               SUBACCOUNT                   SUBACCOUNT
                                            (SERVICE SHARES)             (SERVICE SHARES)
                                     -----------------------------  --------------------------
                                            2007      2006               2007        2006
                                          --------  --------          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $ (2,065) $ (2,432)         $  (48,255) $  (51,794)
   Net realized gains (losses)               5,211     8,829             234,771      51,197
   Change in unrealized gains
      (losses) on investments               17,164    (2,141)            399,640     339,522
                                          --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    20,310     4,256             586,156     338,925
                                          --------  --------          ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     335     1,234              32,510      10,076
   Transfers from other funding
      options                                7,355    25,319             230,452      83,211
   Contract charges                            (55)      (69)               (741)       (861)
   Contract surrenders                     (11,048)  (15,981)           (658,379)   (407,241)
   Transfers to other funding
      options                               (3,463)  (36,134)           (233,491)    (93,622)
   Other receipts (payments)                    --        --             (11,558)   (144,559)
                                          --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (6,876)  (25,631)           (641,207)   (552,996)
                                          --------  --------          ----------  ----------
      Net increase (decrease)
         in net assets                      13,434   (21,375)            (55,051)   (214,071)
NET ASSETS:
   Beginning of period                     101,829   123,204           3,118,889   3,332,960
                                          --------  --------          ----------  ----------
   End of period                          $115,263  $101,829          $3,063,838  $3,118,889
                                          ========  ========          ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN WORLDWIDE GROWTH  LMPIS PREMIER SELECTIONS ALL CAP   LMPVET AGGRESSIVE GROWTH
                                              SUBACCOUNT                        GROWTH                       SUBACCOUNT
                                           (SERVICE SHARES)                   SUBACCOUNT                     (CLASS I)
                                     ----------------------------  --------------------------------  -------------------------
                                            2007      2006               2007 (a)      2006              2007          2006
                                          --------  --------           -----------  ----------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $ (2,846) $ (1,684)          $   (14,271) $  (50,897)      $ (1,032,676) $(1,196,030)
   Net realized gains (losses)              18,501    18,927               712,230     159,627          4,701,057    2,747,235
   Change in unrealized gains
      (losses) on investments               (3,615)   14,561              (528,614)     24,179         (3,770,756)   2,667,727
                                          --------  --------           -----------  ----------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    12,040    31,804               169,345     132,909           (102,375)   4,218,932
                                          --------  --------           -----------  ----------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   5,153       100                    --      50,000             55,356      389,291
   Transfers from other funding
      options                                3,915        33                 3,051      53,084          4,432,017    2,987,989
   Contract charges                            (30)      (53)                   --        (195)            (7,910)      (9,843)
   Contract surrenders                     (54,677)  (53,004)              (11,814)   (106,459)       (10,779,430)  (9,690,534)
   Transfers to other funding
      options                               (7,985)  (24,661)           (2,865,984)   (242,318)        (4,993,454)  (3,072,594)
   Other receipts (payments)                    --   (19,711)                  (71)         --           (647,294)    (354,231)
                                          --------  --------           -----------  ----------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (53,624)  (97,296)           (2,874,818)   (245,888)       (11,940,715)  (9,749,922)
                                          --------  --------           -----------  ----------       ------------  -----------
      Net increase (decrease)
         in net assets                     (41,584)  (65,492)           (2,705,473)   (112,979)       (12,043,090)  (5,530,990)
NET ASSETS:
   Beginning of period                     197,431   262,923             2,705,473   2,818,452         62,034,148   67,565,138
                                          --------  --------           -----------  ----------       ------------  -----------
   End of period                          $155,847  $197,431           $        --  $2,705,473       $ 49,991,058  $62,034,148
                                          ========  ========           ===========  ==========       ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH     LMPVET APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS I)
                                     ------------------------  ------------------------
                                          2007 (c)  2006           2007         2006
                                          --------  ----       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $(10,151)  $--       $  (225,356) $  (233,590)
   Net realized gains (losses)               3,625    --         3,677,448    1,989,506
   Change in unrealized gains
      (losses) on investments              (26,082)   --        (1,620,307)   1,900,242
                                          --------   ---       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   (32,608)   --         1,831,785    3,656,158
                                          --------   ---       -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                      --    --            57,042       53,225
   Transfers from other funding
      options                              753,709    --           297,606      374,114
   Contract charges                            (90)   --            (3,435)      (4,051)
   Contract surrenders                     (83,804)   --        (4,161,553)  (4,225,244)
   Transfers to other funding
      options                              (11,514)   --          (976,461)    (839,142)
   Other receipts (payments)                    --    --          (281,031)    (368,425)
                                          --------   ---       -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        658,301    --        (5,067,832)  (5,009,523)
                                          --------   ---       -----------  -----------
      Net increase (decrease)
         in net assets                     625,693    --        (3,236,047)  (1,353,365)
NET ASSETS:
   Beginning of period                          --    --        30,359,663   31,713,028
                                          --------   ---       -----------  -----------
   End of period                          $625,693   $--       $27,123,616  $30,359,663
                                          ========   ===       ===========  ===========

                                     LMPVET APPRECIATION
                                          SUBACCOUNT            LMPVET CAPITAL
                                          (CLASS II)              SUBACCOUNT
                                     -------------------  --------------------------
                                        2007 (c)   2006       2007          2006
                                       ----------  ----   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   41,362   $--   $ (1,458,647) $ (1,521,082)
   Net realized gains (losses)            596,705    --      8,570,441     9,112,279
   Change in unrealized gains
      (losses) on investments            (532,850)   --     (6,816,858)    2,944,525
                                       ----------   ---   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  105,217    --        294,936    10,535,722
                                       ----------   ---   ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --    --        619,843       701,066
   Transfers from other funding
      options                           8,324,650    --        409,234       829,175
   Contract charges                            (2)   --        (10,851)      (13,789)
   Contract surrenders                   (293,323)   --    (14,028,274)  (17,874,319)
   Transfers to other funding
      options                             (66,402)   --     (5,460,108)   (9,026,961)
   Other receipts (payments)                   --    --       (299,122)     (762,196)
                                       ----------   ---   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     7,964,923    --    (18,769,278)  (26,147,024)
                                       ----------   ---   ------------  ------------
      Net increase (decrease)
         in net assets                  8,070,140    --    (18,474,342)  (15,611,302)
NET ASSETS:
   Beginning of period                         --    --     93,636,991   109,248,293
                                       ----------   ---   ------------  ------------
   End of period                       $8,070,140   $--   $ 75,162,649  $ 93,636,991
                                       ==========   ===   ============  ============

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE
                                     LMPVET DIVIDEND STRATEGY         SUBACCOUNT                SUBACCOUNT
                                            SUBACCOUNT                (CLASS II)                 (CLASS I)
                                     ------------------------  ------------------------  ------------------------
                                         2007        2006          2007         2006         2007         2006
                                      ----------  ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (1,047) $     (835)  $   (45,829) $   (71,872) $  (259,110) $  (120,878)
   Net realized gains (losses)            73,665      76,776     1,197,128      549,293    4,078,650    2,985,355
   Change in unrealized gains
      (losses) on investments             18,856     242,312      (727,551)   1,185,120   (4,472,662)   2,921,782
                                      ----------  ----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  91,474     318,253       423,748    1,662,541     (653,122)   5,786,259
                                      ----------  ----------   -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --      50,000         1,635       60,476      144,043      281,202
   Transfers from other funding
      options                             65,103      16,400       172,655      156,716   15,048,825    1,010,557
   Contract charges                         (365)       (454)       (1,461)      (1,819)      (6,590)      (6,133)
   Contract surrenders                  (151,104)   (218,128)   (1,356,354)  (1,438,648)  (9,297,950)  (6,864,981)
   Transfers to other funding
      options                           (143,988)   (273,691)     (566,260)    (445,580)  (3,202,587)  (2,563,166)
   Other receipts (payments)             (15,652)    (76,754)     (292,356)     (61,785)    (415,821)    (210,132)
                                      ----------  ----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (246,006)   (502,627)   (2,042,141)  (1,730,640)   2,269,920   (8,352,653)
                                      ----------  ----------   -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  (154,532)   (184,374)   (1,618,393)     (68,099)   1,616,798   (2,566,394)
NET ASSETS:
   Beginning of period                 2,089,804   2,274,178    13,806,388   13,874,487   41,271,252   43,837,646
                                      ----------  ----------   -----------  -----------  -----------  -----------
   End of period                      $1,935,272  $2,089,804   $12,187,995  $13,806,388  $42,888,050  $41,271,252
                                      ==========  ==========   ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 LMPVET INTERNATIONAL
                                       LMPVET GLOBAL EQUITY      ALL CAP OPPORTUNITY
                                            SUBACCOUNT                SUBACCOUNT
                                     ------------------------  -----------------------
                                         2007         2006         2007        2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (329,297) $  (202,133) $   (17,279) $   11,927
   Net realized gains (losses)         2,170,745    1,355,628    1,424,429     389,686
   Change in unrealized gains
      (losses) on investments         (1,181,373)   1,648,983   (1,262,335)    199,742
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 660,075    2,802,478      144,815     601,355
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               105,074       76,067       11,968          --
   Transfers from other funding
      options                            548,153    2,213,677        6,643     131,250
   Contract charges                       (2,162)      (2,437)        (516)       (700)
   Contract surrenders                (4,037,628)  (2,880,772)    (867,045)   (700,760)
   Transfers to other funding
      options                         (1,017,855)  (1,631,047)     (72,899)   (181,248)
   Other receipts (payments)             (39,378)     (79,841)     (41,437)    (13,852)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,443,796)  (2,304,353)    (963,286)   (765,310)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                (3,783,721)     498,125     (818,471)   (163,955)
NET ASSETS:
   Beginning of period                23,789,235   23,291,110    2,788,379   2,952,334
                                     -----------  -----------  -----------  ----------
   End of period                     $20,005,514  $23,789,235  $ 1,969,908  $2,788,379
                                     ===========  ===========  ===========  ==========

                                         LMPVET INVESTORS       LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                 (CLASS I)
                                     ------------------------  ------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (54,704) $   (56,016) $  (355,847) $  (381,300)
   Net realized gains (losses)         1,090,533    1,282,254      912,116      399,786
   Change in unrealized gains
      (losses) on investments           (983,805)     519,139      228,299      456,466
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  52,024    1,745,377      784,568      474,952
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 4,990      144,257       28,159      160,692
   Transfers from other funding
      options                          8,184,584      134,602      620,350      484,022
   Contract charges                       (2,083)      (1,387)      (4,229)      (5,086)
   Contract surrenders                (2,552,319)  (1,675,760)  (3,524,203)  (2,805,053)
   Transfers to other funding
      options                           (795,642)  (2,818,594)  (1,598,589)  (1,796,049)
   Other receipts (payments)            (129,383)    (233,672)    (138,925)    (510,499)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    4,710,147   (4,450,554)  (4,617,437)  (4,471,973)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 4,762,171   (2,705,177)  (3,832,869)  (3,997,021)
NET ASSETS:
   Beginning of period                10,537,867   13,243,044   22,028,587   26,025,608
                                     -----------  -----------  -----------  -----------
   End of period                     $15,300,038  $10,537,867  $18,195,718  $22,028,587
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET MID CAP CORE    LMPVET MULTIPLE DISCIPLINE   LMPVET SMALL CAP GROWTH
                                            SUBACCOUNT          SUBACCOUNT-LARGE ALL CAP          SUBACCOUNT
                                             (CLASS I)              GROWTH AND VALUE               (CLASS I)
                                     ------------------------  --------------------------  ------------------------
                                         2007         2006        2007 (d)       2006          2007         2006
                                     -----------  -----------   -----------  -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (198,147) $  (192,428)  $  (110,161) $  (128,698)  $  (132,956) $  (169,619)
   Net realized gains (losses)         3,091,982    2,465,553     1,709,698      515,594       819,739      971,497
   Change in unrealized gains
      (losses) on investments         (2,009,031)    (405,031)   (1,465,745)     502,982      (237,716)    (221,122)
                                     -----------  -----------   -----------  -----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 884,804    1,868,094       133,792      889,878       449,067      580,756
                                     -----------  -----------   -----------  -----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                80,453       66,379       458,865       54,745        52,220       53,681
   Transfers from other funding
      options                            111,127      147,220        91,216      331,153     3,078,048      143,478
   Contract charges                       (1,955)      (2,383)       (1,094)      (1,314)       (1,079)      (1,018)
   Contract surrenders                (3,074,823)  (1,701,947)     (646,149)  (1,918,778)   (1,640,083)  (1,040,482)
   Transfers to other funding
      options                           (978,731)    (847,397)   (9,141,100)    (328,402)     (355,515)  (4,503,455)
   Other receipts (payments)             (83,219)    (578,011)     (214,427)     (21,983)      (33,032)     (14,150)
                                     -----------  -----------   -----------  -----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,947,148)  (2,916,139)   (9,452,689)  (1,884,579)    1,100,559   (5,361,946)
                                     -----------  -----------   -----------  -----------   -----------  -----------
      Net increase (decrease)
         in net assets                (3,062,344)  (1,048,045)   (9,318,897)    (994,701)    1,549,626   (4,781,190)
NET ASSETS:
   Beginning of period                14,946,389   15,994,434     9,318,897   10,313,598     5,376,385   10,157,575
                                     -----------  -----------   -----------  -----------   -----------  -----------
   End of period                     $11,884,045  $14,946,389   $        --  $ 9,318,897   $ 6,926,011  $ 5,376,385
                                     ===========  ===========   ===========  ===========   ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           LMPVPI ALL CAP          LMPVPI ALL CAP
                                             SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)               (CLASS II)
                                     -------------------------  --------------------
                                       2007 (a)        2006      2007 (a)     2006
                                     ------------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (38,501) $   (76,171) $    (881)  $    131
   Net realized gains (losses)          4,175,757    1,348,300     16,222      5,152
   Change in unrealized gains
      (losses) on investments          (3,465,574)     924,957     (9,691)     9,616
                                     ------------  -----------  ---------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                  671,682    2,197,086      5,650     14,899
                                     ------------  -----------  ---------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 31,838       48,055         --    115,700
   Transfers from other funding
      options                              72,706      314,113      5,156     25,995
   Contract charges                           (29)      (2,046)        --         --
   Contract surrenders                   (587,407)  (2,297,659)        --         --
   Transfers to other funding
      options                         (14,536,442)  (1,158,910)  (128,672)   (31,030)
   Other receipts (payments)              (89,767)    (146,114)    (9,519)        --
                                     ------------  -----------  ---------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,109,101)  (3,242,561)  (133,035)   110,665
                                     ------------  -----------  ---------   --------
      Net increase (decrease)
         in net assets                (14,437,419)  (1,045,475)  (127,385)   125,564
NET ASSETS:
   Beginning of period                 14,437,419   15,482,894    127,385      1,821
                                     ------------  -----------  ---------   --------
   End of period                     $         --  $14,437,419  $      --   $127,385
                                     ============  ===========  =========   ========

                                     LMPVPII GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                                             SUBACCOUNT               OPPORTUNITIES
                                             (CLASS I)                 SUBACCOUNT
                                     -------------------------  ------------------------
                                        2007 (a)    2006          2007 (a)       2006
                                        --------  --------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
      Net investment income (loss)      $   (367) $ (1,527)     $   (18,121) $  (121,672)
      Net realized gains (losses)         18,604     8,744          423,682      489,905
      Change in unrealized gains
         (losses) on investments         (15,662)       14         (213,758)      (7,848)
                                        --------  --------      -----------  -----------
         Net increase (decrease)
            in net assets resulting
            from operations                2,575     7,231          191,803      360,385
                                        --------  --------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --        --              481       45,581
   Transfers from other funding
      options                                241     1,270           49,650      300,828
   Contract charges                           --       (30)              (5)        (515)
   Contract surrenders                    (5,449)  (33,629)        (281,080)    (955,864)
   Transfers to other funding
      options                            (57,571)      (72)      (3,036,292)  (4,119,312)
   Other receipts (payments)                  (3)       --          (42,008)     (17,268)
                                        --------  --------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (62,782)  (32,461)      (3,309,254)  (4,746,550)
                                        --------  --------      -----------  -----------
      Net increase (decrease)
         in net assets                   (60,207)  (25,230)      (3,117,451)  (4,386,165)
NET ASSETS:
   Beginning of period                    60,207    85,437        3,117,451    7,503,616
                                        --------  --------      -----------  -----------
   End of period                        $     --  $ 60,207      $        --  $ 3,117,451
                                        ========  ========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH  LMPVPII AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                            (CLASS I)                 (CLASS I)                  (CLASS II)
                                     -----------------------  -------------------------  -------------------------
                                       2007 (a)     2006         2007 (a)     2006           2007 (a)    2006
                                      ---------  ---------      ---------  ---------        ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (2,308) $  (9,357)     $  (5,432) $ (18,890)       $  (5,248) $(16,460)
   Net realized gains (losses)           49,982     14,997        219,635     50,816          180,608    19,889
   Change in unrealized gains
      (losses) on investments           (33,686)    (5,062)      (187,431)    36,538         (152,773)   51,710
                                      ---------  ---------      ---------  ---------        ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 13,988        578         26,772     68,464           22,587    55,139
                                      ---------  ---------      ---------  ---------        ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,293    120,667         12,531     77,760               --    43,871
   Transfers from other funding
      options                            17,077     78,448          3,871     31,623            7,562    17,166
   Contract charges                          (1)       (85)            (1)       (93)              --       (93)
   Contract surrenders                  (13,367)   (27,681)       (29,339)  (167,622)          (1,230)  (53,089)
   Transfers to other funding
      options                          (373,878)  (269,080)      (824,506)   (35,837)        (735,078)  (57,649)
   Other receipts (payments)                 --         --             --         21          (21,874)       --
                                      ---------  ---------      ---------  ---------        ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (368,876)   (97,731)      (837,444)   (94,148)        (750,620)  (49,794)
                                      ---------  ---------      ---------  ---------        ---------  --------
      Net increase (decrease)
         in net assets                 (354,888)   (97,153)      (810,672)   (25,684)        (728,033)    5,345
NET ASSETS:
   Beginning of period                  354,888    452,041        810,672    836,356          728,033   722,688
                                      ---------  ---------      ---------  ---------        ---------  --------
   End of period                      $      --  $ 354,888      $      --  $ 810,672        $      --  $728,033
                                      =========  =========      =========  =========        =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      LMPVET CAPITAL AND INCOME
                                             SUBACCOUNT          LMPVIT ADJUSTABLE RATE INCOME
                                             (CLASS II)                    SUBACCOUNT
                                     --------------------------  -----------------------------
                                         2007          2006            2007         2006
                                     ------------  ------------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (581,874) $   (486,100)   $    74,095  $    96,275
   Net realized gains (losses)         11,318,435     4,632,962         (3,426)       5,351
   Change in unrealized gains
      (losses) on investments          (8,626,574)    1,460,963        (86,511)     (13,717)
                                     ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,109,987     5,607,825        (15,842)      87,909
                                     ------------  ------------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                186,251       269,023         15,626       54,623
   Transfers from other funding
      options                             939,571       590,075        274,892      545,910
   Contract charges                        (9,830)      (12,487)          (415)        (481)
   Contract surrenders                (11,491,824)  (14,112,372)      (722,496)    (352,884)
   Transfers to other funding
      options                          (2,289,672)   (5,536,708)      (608,817)  (1,187,122)
   Other receipts (payments)             (873,929)     (818,160)        (9,162)    (122,253)
                                     ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (13,539,433)  (19,620,629)    (1,050,372)  (1,062,207)
                                     ------------  ------------    -----------  -----------
      Net increase (decrease)
         in net assets                (11,429,446)  (14,012,804)    (1,066,214)    (974,298)
NET ASSETS:
   Beginning of period                 65,912,225    79,925,029      4,112,575    5,086,873
                                     ------------  ------------    -----------  -----------
   End of period                     $ 54,482,779  $ 65,912,225    $ 3,046,361  $ 4,112,575
                                     ============  ============    ===========  ===========

                                     LMPVIT DIVERSIFIED STRATEGIC
                                                INCOME                LMPVIT HIGH INCOME
                                              SUBACCOUNT                  SUBACCOUNT
                                     ----------------------------  ------------------------
                                           2007         2006           2007         2006
                                       -----------  -----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   342,772  $   520,176    $ 1,005,791  $ 1,138,586
   Net realized gains (losses)             (68,838)     (75,099)       (61,466)     (71,849)
   Change in unrealized gains
      (losses) on investments             (237,462)      (6,228)    (1,138,324)     770,314
                                       -----------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    36,472      438,849       (193,999)   1,837,051
                                       -----------  -----------    -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     800        8,645        103,950       98,572
   Transfers from other funding
      options                              181,643      125,092        579,660    1,114,907
   Contract charges                         (1,448)      (1,783)        (2,538)      (3,086)
   Contract surrenders                  (1,879,959)  (2,013,913)    (4,719,148)  (3,453,559)
   Transfers to other funding
      options                             (720,055)    (964,427)    (1,206,497)  (2,661,882)
   Other receipts (payments)               (95,787)     (92,884)      (392,491)    (468,728)
                                       -----------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (2,514,806)  (2,939,270)    (5,637,064)  (5,373,776)
                                       -----------  -----------    -----------  -----------
      Net increase (decrease)
         in net assets                  (2,478,334)  (2,500,421)    (5,831,063)  (3,536,725)
NET ASSETS:
   Beginning of period                  12,609,571   15,109,992     20,535,570   24,072,295
                                       -----------  -----------    -----------  -----------
   End of period                       $10,131,237  $12,609,571    $14,704,507  $20,535,570
                                       ===========  ===========    ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                 LMPVPI TOTAL RETURN
                                         LMPVIT MONEY MARKET          SUBACCOUNT      LMPVPIII LARGE CAP VALUE
                                             SUBACCOUNT               (CLASS II)             SUBACCOUNT
                                     --------------------------  -------------------  ------------------------
                                         2007          2006       2007 (a)    2006      2007 (a)       2006
                                     ------------  ------------  ---------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    576,824  $    416,821  $  (1,225) $  6,085  $    (8,968) $   (27,307)
   Net realized gains (losses)                 --            --     33,385    12,049    1,757,315      341,671
   Change in unrealized gains
      (losses) on investments                  --            --    (10,851)    7,626   (1,347,894)     911,985
                                     ------------  ------------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  576,824       416,821     21,309    25,760      400,453    1,226,349
                                     ------------  ------------  ---------  --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 12,000       896,913     93,032   355,659           --           --
   Transfers from other funding
      options                          38,231,088    12,717,632     84,879   170,278           --       25,580
   Contract charges                        (2,108)       (2,675)        (3)      (33)          (8)      (1,235)
   Contract surrenders                (14,340,630)  (11,402,856)    (8,081)  (18,157)    (291,826)  (1,034,886)
   Transfers to other funding
      options                         (16,750,154)   (2,943,001)  (830,910)     (570)  (8,104,874)    (433,390)
   Other receipts (payments)             (339,075)     (141,086)        --        --       (1,710)     (18,066)
                                     ------------  ------------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     6,811,121      (875,073)  (661,083)  507,177   (8,398,418)  (1,461,997)
                                     ------------  ------------  ---------  --------  -----------  -----------
      Net increase (decrease)
         in net assets                  7,387,945      (458,252)  (639,774)  532,937   (7,997,965)    (235,648)
NET ASSETS:
   Beginning of period                 14,864,022    15,322,274    639,774   106,837    7,997,965    8,233,613
                                     ------------  ------------  ---------  --------  -----------  -----------
   End of period                     $ 22,251,967  $ 14,864,022  $      --  $639,774  $        --  $ 7,997,965
                                     ============  ============  =========  ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE
                                               SUBACCOUNT                   SUBACCOUNT
                                               (CLASS VC)                   (CLASS VC)
                                     -----------------------------  -------------------------
                                         2007 (a)        2006         2007 (a)        2006
                                       ------------  -----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (80,022) $  (108,905)   $   (106,001) $  (267,177)
   Net realized gains (losses)            2,338,368      698,790       3,948,483    1,888,836
   Change in unrealized gains
      (losses) on investments            (1,827,160)   1,089,398      (2,263,293)     (81,363)
                                       ------------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    431,186    1,679,283       1,579,189    1,540,296
                                       ------------  -----------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    6,754       96,109          17,566      162,514
   Transfers from other funding
      options                               120,280      787,687         134,936    1,019,471
   Contract charges                             (20)      (1,049)            (37)      (1,809)
   Contract surrenders                     (354,356)  (1,472,573)       (533,644)  (1,894,951)
   Transfers to other funding
      options                           (12,534,547)    (736,726)    (17,592,602)  (2,617,514)
   Other receipts (payments)                (24,692)     (80,291)        (10,555)     (62,433)
                                       ------------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (12,786,581)  (1,406,843)    (17,984,336)  (3,394,722)
                                       ------------  -----------    ------------  -----------
      Net increase (decrease)
         in net assets                  (12,355,395)     272,440     (16,405,147)  (1,854,426)
NET ASSETS:
   Beginning of period                   12,355,395   12,082,955      16,405,147   18,259,573
                                       ------------  -----------    ------------  -----------
   End of period                       $       --    $12,355,395    $       --    $16,405,147
                                       ============  ===========    ============  ===========

                                     MIST BATTERYMARCH MID-CAP STOCK  MIST BLACKROCK HIGH YIELD
                                                SUBACCOUNT                    SUBACCOUNT
                                                (CLASS A)                     (CLASS A)
                                     -------------------------------  -------------------------
                                            2007      2006 (b)            2007      2006 (b)
                                         ----------  ----------        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (19,304) $  (16,058)       $  130,682  $  (24,965)
   Net realized gains (losses)              134,134     (16,603)            6,156       6,387
   Change in unrealized gains
      (losses) on investments               (63,559)    (40,608)         (131,015)    103,322
                                         ----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     51,271     (73,269)            5,823      84,744
                                         ----------  ----------        ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    3,871      13,454             8,814       4,110
   Transfers from other funding
      options                                27,332   1,363,199           312,480   2,107,658
   Contract charges                            (174)       (227)             (231)       (284)
   Contract surrenders                     (141,923)   (129,181)         (361,958)   (127,613)
   Transfers to other funding
      options                               (69,701)    (32,866)         (122,474)   (370,159)
   Other receipts (payments)                     --          --                --     (10,028)
                                         ----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (180,595)  1,214,379          (163,369)  1,603,684
                                         ----------  ----------        ----------  ----------
      Net increase (decrease)
         in net assets                     (129,324)  1,141,110          (157,546)  1,688,428
NET ASSETS:
   Beginning of period                    1,141,110          --         1,688,428          --
                                         ----------  ----------        ----------  ----------
   End of period                         $1,011,786  $1,141,110        $1,530,882  $1,688,428
                                         ==========  ==========        ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      MIST BLACKROCK        MIST BLACKROCK          MIST DREMAN
                                      LARGE-CAP CORE        LARGE-CAP CORE        SMALL-CAP VALUE
                                        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                         (CLASS E)            (CLASS A)              (CLASS A)
                                     ----------------  -----------------------  -------------------
                                      2007 (c)   2006    2007 (a)    2006 (b)      2007    2006 (b)
                                     ----------  ----  -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,833)  $--  $     4,047  $  (36,252) $ (14,401) $ (1,403)
   Net realized gains (losses)            3,571    --      342,873       2,246     16,316     5,359
   Change in unrealized gains
      (losses) on investments            23,422    --     (202,180)    202,180    (33,660)   32,831
                                     ----------   ---  -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 (5,840)   --      144,740     168,174    (31,745)   36,787
                                     ----------   ---  -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   11    --           --      20,776     13,533    20,757
   Transfers from other funding
      options                         3,144,135    --        7,387   3,239,780    550,685   516,657
   Contract charges                        (293)   --          (19)       (425)       (38)      (11)
   Contract surrenders                 (518,630)   --     (152,890)   (217,538)  (102,227)  (59,253)
   Transfers to other funding
      options                          (102,543)   --   (3,066,989)    (78,011)  (108,167)  (36,480)
   Other receipts (payments)             (1,415)   --          (69)    (64,916)    (5,512)       --
                                     ----------   ---  -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,521,265    --   (3,212,580)  2,899,666    348,274   441,670
                                     ----------   ---  -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                2,515,425    --   (3,067,840)  3,067,840    316,529   478,457
NET ASSETS:
   Beginning of period                       --    --    3,067,840          --    478,457        --
                                     ----------   ---  -----------  ----------  ---------  --------
   End of period                     $2,515,425   $--  $        --  $3,067,840  $ 794,986  $478,457
                                     ==========   ===  ===========  ==========  =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK                                                 MIST LEGG MASON PARTNERS
                                          INTERNATIONAL          MIST JANUS FORTY     MIST LAZARD MID-CAP       MANAGED ASSETS
                                            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
                                            (CLASS A)                (CLASS A)            (CLASS B)                (CLASS A)
                                     -----------------------  ----------------------  -------------------  ------------------------
                                         2007      2006 (b)      2007      2006 (b)      2007 (c)  2006          2007   2006 (b)
                                     -----------  ----------  ----------  ----------     --------  ----        -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (97,971) $ (103,498) $  (21,113) $  (14,302)    $ (4,076)  $--        $  (174) $  (253)
   Net realized gains (losses)           857,258      13,381     166,915     (12,518)      (1,132)   --          2,056        3
   Change in unrealized gains
      (losses) on investments         (1,059,051)    881,906     147,921      37,693      (40,895)   --           (353)   1,356
                                     -----------  ----------  ----------  ----------     --------   ---        -------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                (299,764)    791,789     293,723      10,873      (46,103)   --          1,529    1,106
                                     -----------  ----------  ----------  ----------     --------   ---        -------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                40,323     132,894       9,661       5,795        4,996    --             --       --
   Transfers from other funding
      options                          2,462,803   8,761,692   1,201,134   1,349,996      385,381    --         47,338   20,093
   Contract charges                         (671)       (724)       (196)       (209)         (32)   --             --       --
   Contract surrenders                (1,179,182)   (620,774)   (120,235)   (136,167)     (15,619)   --         (6,657)      --
   Transfers to other funding
      options                           (823,479)   (199,689)   (105,383)   (296,896)      (7,872)   --             --       --
   Other receipts (payments)             (27,569)         53      (2,562)         --           --    --             --       --
                                     -----------  ----------  ----------  ----------     --------   ---        -------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      472,225   8,073,452     982,419     922,519      366,854    --         40,681   20,093
                                     -----------  ----------  ----------  ----------     --------   ---        -------  -------
      Net increase (decrease)
         in net assets                   172,461   8,865,241   1,276,142     933,392      320,751    --         42,210   21,199
NET ASSETS:
   Beginning of period                 8,865,241          --     933,392          --           --    --         21,199       --
                                     -----------  ----------  ----------  ----------     --------   ---        -------  -------
   End of period                     $ 9,037,702  $8,865,241  $2,209,534  $  933,392     $320,751   $--        $63,409  $21,199
                                     ===========  ==========  ==========  ==========     ========   ===        =======  =======

   The accompanying notes are an integral part of these financial statements.

                                       MIST LORD ABBETT      MIST LORD ABBETT GROWTH     MIST LORD ABBETT
                                        BOND DEBENTURE             AND INCOME              MID-CAP VALUE
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS A)                (CLASS B)                (CLASS B)
                                    ----------------------  ------------------------  ----------------------
                                       2007      2006 (b)       2007       2006 (b)       2007      2006 (b)
                                    ----------  ----------  -----------  -----------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   81,492  $  (37,761) $  (396,821) $  (336,796) $  (216,522) $  (2,993)
   Net realized gains (losses)          29,938      16,032    1,500,622       56,857      (59,415)    11,197
   Change in unrealized gains
      (losses) on investments           (2,049)    135,881     (904,574)   1,965,891   (1,388,096)    20,403
                                    ----------  ----------  -----------  -----------  -----------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations               109,381     114,152      199,227    1,685,952   (1,664,033)    28,607
                                    ----------  ----------  -----------  -----------  -----------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               2,041       3,803      168,692      169,495       17,159      9,620
   Transfers from other funding
      options                           89,300   2,733,139   13,439,171   27,722,069   17,788,946    445,760
   Contract charges                       (195)       (283)      (3,199)      (2,950)      (1,599)       (33)
   Contract surrenders                (374,689)   (196,584)  (5,543,543)  (2,966,095)  (1,859,451)  (128,559)
   Transfers to other funding
      options                          (42,544)   (261,148)  (2,615,392)  (1,764,640)    (934,276)    (9,273)
   Other receipts (payments)            (3,803)         --     (235,601)    (200,218)    (134,912)        --
                                    ----------  ----------  -----------  -----------  -----------  ---------
   Net increase (decrease)
      in net assets resulting
      from contract transactions      (329,890)  2,278,927    5,210,128   22,957,661   14,875,867    317,515
                                    ----------  ----------  -----------  -----------  -----------  ---------
   Net increase (decrease)
      in net assets                   (220,509)  2,393,079    5,409,355   24,643,613   13,211,834    346,122
NET ASSETS:
   Beginning of period               2,393,079          --   24,643,613           --      346,122         --
                                    ----------  ----------  -----------  -----------  -----------  ---------
   End of period                    $2,172,570  $2,393,079  $30,052,968  $24,643,613  $13,557,956  $ 346,122
                                    ==========  ==========  ===========  ===========  ===========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MET/AIM CAPITAL   MIST MET/AIM CAPITAL     MIST MET/AIM     MIST MFS EMERGING
                                         APPRECIATION           APPRECIATION       SMALL CAP GROWTH     MARKETS EQUITY
                                          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                           (CLASS A)              (CLASS E)            (CLASS A)          (CLASS A)
                                    ----------------------  --------------------  ------------------  -----------------
                                       2007      2006 (b)      2007 (c)  2006       2007    2006 (b)    2007 (c)  2006
                                    ----------  ----------     --------  ----     --------  --------    --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $  (61,700) $  (36,229)    $ (8,001)  $--     $ (3,486) $ (1,290)   $ (1,311)  $--
   Net realized gains (losses)         (18,804)    477,205          856    --        6,996       833         861    --
   Change in unrealized gains
      (losses) on investments          473,987    (506,139)      21,969    --        4,227     4,057      21,696    --
                                    ----------  ----------     --------   ---     --------  --------    --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations               393,483     (65,163)      14,824    --        7,737     3,600      21,246    --
                                    ----------  ----------     --------   ---     --------  --------    --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250       2,155           --    --        3,133    29,420          11    --
   Transfers from other funding
      options                           27,266   4,364,768      545,946    --      165,689   104,414     101,848    --
   Contract charges                       (303)       (357)         (44)   --          (33)      (15)        (37)   --
   Contract surrenders                (298,764)   (182,184)     (14,690)   --      (33,535)  (20,927)     (6,843)   --
   Transfers to other funding
      options                          (73,533)    (51,033)      (1,752)   --      (18,171)  (11,339)       (178)   --
   Other receipts (payments)           (12,483)       --           --      --           --        --          --    --
                                    ----------  ----------     --------   ---     --------  --------    --------   ---
   Net increase (decrease)
      in net assets resulting
      from contract transactions      (357,567)  4,133,349      529,460    --      117,083   101,553      94,801    --
                                    ----------  ----------     --------   ---     --------  --------    --------   ---
   Net increase (decrease)
      in net assets                     35,916   4,068,186      544,284    --      124,820   105,153     116,047    --
NET ASSETS:
   Beginning of period               4,068,186          --           --    --      105,153        --          --    --
                                    ----------  ----------     --------   ---     --------  --------    --------   ---
   End of period                    $4,104,102  $4,068,186     $544,284   $--     $229,973  $105,153    $116,047   $--
                                    ==========  ==========     ========   ===     ========  ========    ========   ===

   The accompanying notes are an integral part of these financial statements.

                                                                                               MIST NEUBERGER BERMAN
                                     MIST MFS RESEARCH  INTERNATIONAL      MIST MFS VALUE           REAL ESTATE
                                                SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                                 (CLASS B)                    (CLASS A)              (CLASS A)
                                     --------------------------------  ----------------------  ---------------------
                                               2007 (c)  2006            2007       2006 (b)     2007       2006 (b)
                                             ----------  ----          ----------  ----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $  (61,111)  $--          $  (82,631) $    3,115  $   (35,600) $  (52,893)
   Net realized gains (losses)                   28,826    --             170,535     174,798      389,428      44,022
   Change in unrealized gains
      (losses) on investments                   229,397    --             156,049     178,067   (1,006,571)    738,972
                                             ----------   ---          ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                        197,112    --             243,953     355,980     (652,743)    730,101
                                             ----------   ---          ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                          755    --              38,015      28,810       25,895      27,775
   Transfers from other funding
      options                                 5,609,879    --           1,479,638   4,242,916      501,470   4,188,702
   Contract charges                                (409)   --                (334)       (241)        (557)       (684)
   Contract surrenders                         (629,408)   --            (664,332)   (479,207)    (884,970)   (415,063)
   Transfers to other funding
      options                                  (188,537)   --            (507,664)   (267,937)    (463,761)   (195,463)
   Other receipts (payments)                    (50,926)   --              (5,294)         --      (10,161)         --
                                             ----------   ---          ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           4,741,354    --             340,029   3,524,341     (832,084)  3,605,267
                                             ----------   ---          ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                        4,938,466    --             583,982   3,880,321   (1,484,827)  4,335,368
NET ASSETS:
   Beginning of period                               --    --           3,880,321          --    4,335,368          --
                                             ----------   ---          ----------  ----------  -----------  ----------
   End of period                             $4,938,466   $--          $4,464,303  $3,880,321  $ 2,850,541  $4,335,368
                                             ==========   ===          ==========  ==========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST OPPENHEIMER CAPITAL  MIST PIMCO INFLATION
                                           APPRECIATION           PROTECTED BOND
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)               (CLASS A)
                                     ------------------------  --------------------
                                          2007    2006 (b)         2007 (c)   2006
                                        --------  --------       -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (4,904) $ (2,415)      $  (145,167)  $--
   Net realized gains (losses)            18,802    (1,596)           51,359    --
   Change in unrealized gains
      (losses) on investments             10,895    12,213           743,060    --
                                        --------  --------       -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  24,793     8,202           649,252    --
                                        --------  --------       -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --   131,506            28,910    --
   Transfers from other funding
      options                             39,656   111,531        12,772,254    --
   Contract charges                          (28)      (14)             (921)   --
   Contract surrenders                    (1,913)  (17,101)       (1,597,458)   --
   Transfers to other funding
      options                            (64,388)   (3,606)         (772,204)   --
   Other receipts (payments)                  --        --           (16,443)   --
                                        --------  --------       -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (26,673)  222,316        10,414,138    --
                                        --------  --------       -----------   ---
      Net increase (decrease)
         in net assets                    (1,880)  230,518        11,063,390    --
NET ASSETS:
   Beginning of period                   230,518        --                --    --
                                        --------  --------       -----------   ---
   End of period                        $228,638  $230,518       $11,063,390   $--
                                        ========  ========       ===========   ===


                                        MIST PIONEER FUND    MIST PIONEER MID-CAP VALUE
                                           SUBACCOUNT                SUBACCOUNT
                                            (CLASS A)                 (CLASS A)
                                     ----------------------  --------------------------
                                        2007      2006 (b)        2007 (a)  2006 (b)
                                     ----------  ----------      ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (14,782) $  (21,330)     $    (401) $ (2,294)
   Net realized gains (losses)           81,075       4,911         30,080     3,941
   Change in unrealized gains
      (losses) on investments            (3,243)    126,755         (8,007)    8,007
                                     ----------  ----------      ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 63,050     110,336         21,672     9,654
                                     ----------  ----------      ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --       6,700          4,995     1,084
   Transfers from other funding
      options                           135,104   1,813,987         94,867   243,611
   Contract charges                        (147)       (135)            --       (26)
   Contract surrenders                 (287,047)   (209,513)       (17,581)  (11,928)
   Transfers to other funding
      options                          (329,956)    (42,645)      (266,721)  (79,627)
   Other receipts (payments)             (8,056)    (31,878)            --        --
                                     ----------  ----------      ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (490,102)  1,536,516       (184,440)  153,114
                                     ----------  ----------      ---------  --------
      Net increase (decrease)
         in net assets                 (427,052)  1,646,852       (162,768)  162,768
NET ASSETS:
   Beginning of period                1,646,852          --        162,768        --
                                     ----------  ----------      ---------  --------
   End of period                     $1,219,800  $1,646,852      $      --  $162,768
                                     ==========  ==========      =========  ========

   The accompanying notes are an integral part of these financial statements.

                                                                        MIST THIRD AVENUE          MSF BLACKROCK
                                     MIST PIONEER STRATEGIC INCOME      SMALL CAP VALUE         AGGRESSIVE GROWTH
                                               SUBACCOUNT                  SUBACCOUNT               SUBACCOUNT
                                               (CLASS A)                   (CLASS B)                (CLASS D)
                                     -----------------------------  -----------------------  -----------------------
                                            2007      2006 (b)          2007      2006 (b)       2007      2006 (b)
                                        -----------  ----------     -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (39,581) $  122,920     $  (152,534) $  (56,186) $   (85,054) $  (60,017)
   Net realized gains (losses)               17,642       7,008         344,047     (17,086)     154,742     (70,733)
   Change in unrealized gains
      (losses) on investments               172,098     (25,204)     (1,199,488)    211,939      792,687     (54,438)
                                        -----------  ----------     -----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    150,159     104,724      (1,007,975)    138,667      862,375    (185,188)
                                        -----------  ----------     -----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,817      25,417          55,370      34,943       31,224       6,193
   Transfers from other funding
      options                             1,266,446   4,021,996       8,424,263   7,394,947      209,413   6,184,402
   Contract charges                            (222)       (237)         (1,219)       (124)      (1,317)     (1,476)
   Contract surrenders                   (1,460,740)   (372,893)     (1,512,147)   (368,351)  (1,103,127)   (329,599)
   Transfers to other funding
      options                               (95,763)   (298,554)     (1,631,034)   (367,033)    (227,475)   (607,934)
   Other receipts (payments)                      1     (14,883)        (11,666)    (26,611)    (127,560)     11,614
                                        -----------  ----------     -----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (287,461)  3,360,846       5,323,567   6,667,771   (1,218,842)  5,263,200
                                        -----------  ----------     -----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                     (137,302)  3,465,570       4,315,592   6,806,438     (356,467)  5,078,012
NET ASSETS:
   Beginning of period                    3,465,570          --       6,806,438          --    5,078,012          --
                                        -----------  ----------     -----------  ----------  -----------  ----------
   End of period                        $ 3,328,268  $3,465,570     $11,122,030  $6,806,438  $ 4,721,545  $5,078,012
                                        ===========  ==========     ===========  ==========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME  MSF BLACKROCK BOND INCOME
                                             SUBACCOUNT                 SUBACCOUNT
                                             (CLASS A)                  (CLASS E)
                                     -------------------------  -------------------------
                                          2007      2006 (b)        2007       2006 (b)
                                       ----------  ----------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   27,694  $  (29,198)  $   183,504  $  (184,885)
   Net realized gains (losses)             16,813       7,595       138,974       45,616
   Change in unrealized gains
      (losses) on investments              46,139      93,384       187,027      665,429
                                       ----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   90,646      71,781       509,505      526,160
                                       ----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  7,263       4,113        11,164       65,295
   Transfers from other funding
      options                             105,083   2,773,718     1,170,250   16,052,959
   Contract charges                          (365)       (386)       (1,577)      (2,107)
   Contract surrenders                   (340,409)   (344,822)   (2,412,525)  (1,786,711)
   Transfers to other funding
      options                             (12,131)   (107,955)   (1,254,527)    (347,094)
   Other receipts (payments)                 (534)         --      (171,720)     (75,462)
                                       ----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (241,093)  2,324,668    (2,658,935)  13,906,880
                                       ----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                   (150,447)  2,396,449    (2,149,430)  14,433,040
NET ASSETS:
   Beginning of period                  2,396,449          --    14,433,040           --
                                       ----------  ----------   -----------  -----------
   End of period                       $2,246,002  $2,396,449   $12,283,610  $14,433,040
                                       ==========  ==========   ===========  ===========

                                                                  MSF CAPITAL GUARDIAN
                                     MSF BLACKROCK MONEY MARKET        U.S. EQUITY
                                             SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)                 (CLASS A)
                                      ------------------------   ----------------------
                                          2007       2006 (b)       2007       2006 (b)
                                      -----------  -----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    71,159  $    47,064   $  (30,458) $  (22,942)
   Net realized gains (losses)                 --           --      139,874      (8,159)
   Change in unrealized gains
      (losses) on investments                  --           --     (164,030)     82,141
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   71,159       47,064      (54,614)     51,040
                                      -----------  -----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                526,118       21,549        1,200       8,016
   Transfers from other funding
      options                           2,197,378    4,645,950      807,948   2,423,142
   Contract charges                          (262)        (283         (555)       (546)
   Contract surrenders                   (664,200)  (1,474,886     (501,030)   (161,188)
   Transfers to other funding
      options                          (1,518,108)  (1,065,627     (140,718)   (129,453)
   Other receipts (payments)                   --           --      (16,131)    (39,965)
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       540,926    2,126,703      150,714   2,100,006
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets                    612,085    2,173,767       96,100   2,151,046
NET ASSETS:
   Beginning of period                  2,173,767           --    2,151,046          --
                                      -----------  -----------   ----------  ----------
   End of period                      $ 2,785,852  $ 2,173,767   $2,247,146  $2,151,046
                                      ===========  ===========   ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                         MSF METLIFE AGGRESSIVE
                                         MSF FI LARGE CAP        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS A)                 (CLASS D)                (CLASS B)
                                     ------------------------  ------------------------  ----------------------
                                         2007       2006 (b)       2007       2006 (b)       2007     2006 (b)
                                     -----------  -----------  -----------  -----------   ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (152,066) $  (131,361) $  (129,463) $  (181,886)  $  (23,947) $(11,424)
   Net realized gains (losses)           771,675     (158,415)   1,250,714      (39,304)      16,038     2,807
   Change in unrealized gains
      (losses) on investments           (344,042)     290,086     (785,082)     499,036       18,223    57,444
                                     -----------  -----------  -----------  -----------   ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 275,567          310      336,169      277,846       10,314    48,827
                                     -----------  -----------  -----------  -----------   ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                13,667       29,622       18,616       48,841        1,019    84,361
   Transfers from other funding
      options                             45,867   14,197,357      194,170   16,026,904      277,376   950,606
   Contract charges                       (2,343)      (2,932)      (1,502)      (1,840)        (121)      (14)
   Contract surrenders                (1,643,394)  (1,681,167)  (2,184,774)  (1,362,608)     (26,607)  (54,374)
   Transfers to other funding
      options                           (489,797)    (978,747)    (728,022)    (759,162)    (146,139)  (53,200)
   Other receipts (payments)            (183,484)     (54,802)    (113,222)    (219,701)          --        --
                                     -----------  -----------  -----------  -----------   ----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,259,484)  11,509,331   (2,814,734)  13,732,434      105,528   927,379
                                     -----------  -----------  -----------  -----------   ----------  --------
      Net increase (decrease)
         in net assets                (1,983,917)  11,509,641   (2,478,565)  14,010,280      115,842   976,206
NET ASSETS:
   Beginning of period                11,509,641           --   14,010,280           --      976,206        --
                                     -----------  -----------  -----------  -----------   ----------  --------
   End of period                     $ 9,525,724  $11,509,641  $11,531,715  $14,010,280   $1,092,048  $976,206
                                     ===========  ===========  ===========  ===========   ==========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE TO
                                            ALLOCATION             MODERATE ALLOCATION
                                            SUBACCOUNT                  SUBACCOUNT
                                             (CLASS B)                  (CLASS B)
                                     ------------------------  ---------------------------
                                          2007     2006 (b)          2007     2006 (b)
                                       ----------  --------       ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (19,296) $ (5,342)      $ (12,965) $  (4,687)
   Net realized gains (losses)             18,655       594          18,167     20,001
   Change in unrealized gains
      (losses) on investments              33,933    19,170          16,148      6,384
                                       ----------  --------       ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                   33,292    14,422          21,350     21,698
                                       ----------  --------       ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        --          14,498         --
   Transfers from other funding
      options                           1,993,721   407,136         273,593    918,783
   Contract charges                            --       (27)            (60)       (10)
   Contract surrenders                   (452,061)   (3,940)       (313,038)  (375,802)
   Transfers to other funding
      options                            (201,383)       --         (34,855)       (25)
   Other receipts (payments)                   --   (37,730)             --         --
                                       ----------  --------       ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,340,277   365,439         (59,862)   542,946
                                       ----------  --------       ---------  ---------
      Net increase (decrease)
         in net assets                  1,373,569   379,861         (38,512)   564,644
NET ASSETS:
   Beginning of period                    379,861        --         564,644         --
                                       ----------  --------       ---------  ---------
   End of period                       $1,753,430  $379,861       $ 526,132  $ 564,644
                                       ==========  ========       =========  =========

                                                                      MSF METLIFE MODERATE TO
                                     MSF METLIFE MODERATE ALLOCATION   AGGRESSIVE ALLOCATION
                                                SUBACCOUNT                   SUBACCOUNT
                                                (CLASS B)                    (CLASS B)
                                     -------------------------------  -----------------------
                                             2007      2006 (b)          2007      2006 (b)
                                         -----------  ----------      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (103,692) $  (60,197)     $ (142,687) $  (79,899)
   Net realized gains (losses)               132,166      32,070          72,269       2,982
   Change in unrealized gains
      (losses) on investments                 38,791     257,766         189,923     426,198
                                         -----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                      67,265     229,639         119,505     349,281
                                         -----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   139,133      21,002          16,007      18,215
   Transfers from other funding
      options                              3,227,976   4,345,112       1,227,270   6,712,156
   Contract charges                             (352)       (175)            (85)        (62)
   Contract surrenders                      (556,628)   (103,333)       (457,163)   (319,553)
   Transfers to other funding
      options                             (1,061,735)   (390,882)        (35,252)   (310,667)
   Other receipts (payments)                 (42,766)         24              --          --
                                         -----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        1,705,628   3,871,748         750,777   6,100,089
                                         -----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                     1,772,893   4,101,387         870,282   6,449,370
NET ASSETS:
   Beginning of period                     4,101,387          --       6,449,370          --
                                         -----------  ----------      ----------  ----------
   End of period                         $ 5,874,280  $4,101,387      $7,319,652  $6,449,370
                                         ===========  ==========      ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF MFS TOTAL RETURN     MSF MFS TOTAL RETURN      MSF OPPENHEIMER GLOBAL EQUITY
                                          SUBACCOUNT               SUBACCOUNT                     SUBACCOUNT
                                           (CLASS B)                (CLASS F)                     (CLASS B)
                                     --------------------  --------------------------   -----------------------------
                                        2007 (c)   2006        2007         2006 (b)          2007       2006 (b)
                                        --------   ----    ------------   -----------      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $   (724)   $--    $     91,716   $  (794,687)     $  (90,911)  $ (100,042)
   Net realized gains (losses)                (4)    --       2,883,893       203,303         255,010      (27,183)
   Change in unrealized gains
      (losses) on investments             (1,455)    --      (1,522,977)    4,583,105         157,354      515,442
                                        --------    ---    ------------   -----------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (2,183)    --       1,452,632     3,991,721         321,453      388,217
                                        --------    ---    ------------   -----------      ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               111,492     --         150,490       118,746          50,167       83,606
   Transfers from other funding
      options                              3,885     --       1,371,471    67,737,154         748,604    8,435,459
   Contract charges                           (1)    --          (7,317)       (8,911)           (683)        (732)
   Contract surrenders                        --     --      (9,120,420)   (7,367,213)       (990,050)    (300,045)
   Transfers to other funding
      options                                 --     --      (2,852,889)   (2,357,037)       (490,553)    (642,806)
   Other receipts (payments)                  --     --        (237,322)     (554,741)         (6,360)          --
                                        --------    ---    ------------   -----------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      115,376     --     (10,695,987)   57,567,998        (688,875)   7,575,482
                                        --------    ---    ------------   -----------      ----------   ----------
      Net increase (decrease)
         in net assets                   113,193     --      (9,243,355)   61,559,719        (367,422)   7,963,699
NET ASSETS:
   Beginning of period                        --     --      61,559,719            --       7,963,699           --
                                        --------    ---    ------------   -----------      ----------   ----------
   End of period                        $113,193    $--    $ 52,316,364   $61,559,719      $7,596,277   $7,963,699
                                        ========    ===    ============   ===========      ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         MSF T. ROWE PRICE      MSF WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH              HIGH YIELD BOND
                                            SUBACCOUNT                   SUBACCOUNT
                                             (CLASS B)                    (CLASS A)
                                     ------------------------  -----------------------------
                                         2007       2006 (b)         2007 (a)   2006 (b)
                                     -----------   ----------       ---------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (85,343)  $  (67,519)      $  20,622   $ (2,436)
   Net realized gains (losses)           319,763        3,140            (262)       319
   Change in unrealized gains
      (losses) on investments            257,447      512,998         (12,624)    12,623
                                     -----------   ----------       ---------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 491,867      448,619           7,736     10,506
                                     -----------   ----------       ---------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,400        2,763           6,598     19,964
   Transfers from other funding
      options                            137,887    6,901,381             747    182,974
   Contract charges                       (1,477)      (1,706)             --        (36)
   Contract surrenders                (1,476,634)    (373,927)           (479)    (5,738)
   Transfers to other funding
      options                           (277,363)    (297,775)       (221,284)      (988)
   Other receipts (payments)            (104,204)      42,656              --         --
                                     -----------   ----------       ---------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,719,391)   6,273,392        (214,418)   196,176
                                     -----------   ----------       ---------   --------
      Net increase (decrease)
         in net assets                (1,227,524)   6,722,011        (206,682)   206,682
NET ASSETS:
   Beginning of period                 6,722,011           --         206,682         --
                                     -----------   ----------       ---------   --------
   End of period                     $ 5,494,487   $6,722,011       $      --   $206,682
                                     ===========   ==========       =========   ========

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT           PIMCO VIT REAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT
                                               (CLASS A)             (ADMINISTRATIVE CLASS)
                                     ----------------------------  --------------------------
                                            2007    2006 (b)         2007 (a)         2006
                                          -------   --------       ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   437    $(1,047)      $    109,906   $   311,333
   Net realized gains (losses)                100         25           (590,933)      274,721
   Change in unrealized gains
      (losses) on investments               1,042      3,177            706,878      (760,282)
                                          -------    -------       ------------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    1,579      2,155            225,851      (174,228)
                                          -------    -------       ------------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --         --              7,008        91,696
   Transfers from other funding
      options                                 411     71,869            436,679     1,219,458
   Contract charges                           (20)       (24)               (32)       (1,159)
   Contract surrenders                       (974)      (103)          (815,265)   (1,968,687)
   Transfers to other funding
      options                                (242)       (74)       (12,026,531)   (1,861,897)
   Other receipts (payments)                   --         --           (152,984)       (4,239)
                                          -------    -------       ------------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (825)    71,668        (12,551,125)   (2,524,828)
                                          -------    -------       ------------   -----------
      Net increase (decrease)
         in net assets                        754     73,823        (12,325,274)   (2,699,056)
NET ASSETS:
   Beginning of period                     73,823         --         12,325,274    15,024,330
                                          -------    -------       ------------   -----------
   End of period                          $74,577    $73,823       $         --   $12,325,274
                                          =======    =======       ============   ===========

   The accompanying notes are an integral part of these financial statements.

                                       PIMCO VIT TOTAL RETURN     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT                   SUBACCOUNT             SUBACCOUNT
                                       (ADMINISTRATIVE CLASS)             (CLASS II)             (CLASS II)
                                     --------------------------   --------------------------  ----------------
                                         2007          2006           2007 (d)     2006        2007 (e)   2006
                                     -----------   ------------      ---------   --------      --------   ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,513,723   $  1,486,850      $   5,178   $  6,343      $    733    $--
   Net realized gains (losses)          (183,338)        76,530         (5,289)    (2,827)           12     --
   Change in unrealized gains
      (losses) on investments          1,921,420       (539,275)         7,005       (712)        1,483     --
                                     -----------   ------------      ---------   --------      --------    ---
      Net increase (decrease)
         in net assets resulting
         from operations               3,251,805      1,024,105          6,894      2,804         2,228     --
                                     -----------   ------------      ---------   --------      --------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               122,882        617,456             --     11,995            --     --
   Transfers from other funding
      options                          4,029,477      3,708,790          8,515     88,871       239,916     --
   Contract charges                       (5,403)        (7,228)           (88)       (93)           --     --
   Contract surrenders                (8,741,306)   (10,343,682)       (72,685)    (9,337)       (2,129)    --
   Transfers to other funding
      options                         (4,493,594)    (2,946,792)      (225,874)   (75,920)           --     --
   Other receipts (payments)            (340,770)      (812,494)            (1)        --            --     --
                                     -----------   ------------      ---------   --------      --------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,428,714)    (9,783,950)      (290,133)    15,516       237,787     --
                                     -----------   ------------      ---------   --------      --------    ---
      Net increase (decrease)
         in net assets                (6,176,909)    (8,759,845)      (283,239)    18,320       240,015     --
NET ASSETS:
   Beginning of period                55,489,956     64,249,801        283,239    264,919            --     --
                                     -----------   ------------      ---------   --------      --------    ---
   End of period                     $49,313,047   $ 55,489,956      $      --   $283,239      $240,015    $--
                                     ===========   ============      =========   ========      ========    ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                          2007       2006             2007       2006
                                       ---------   --------         --------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (4,195)  $ (4,090)        $ (5,399)  $ (4,057)
   Net realized gains (losses)            20,805        499           53,701     33,316
   Change in unrealized gains
      (losses) on investments             (4,065)    32,448           49,012     30,345
                                       ---------   --------         --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                  12,545     28,857           97,314     59,604
                                       ---------   --------         --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                42,629     49,589           20,712     28,262
   Transfers from other funding
      options                             74,325     68,148            9,863     11,683
   Contract charges                          (33)        (4)             (42)       (29)
   Contract surrenders                        --         --           (2,678)   (16,882)
   Transfers to other funding
      options                           (124,776)       (33)         (47,966)   (26,512)
   Other receipts (payments)                  --         --               --         --
                                       ---------   --------         --------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (7,855)   117,700          (20,111)    (3,478)
                                       ---------   --------         --------   --------
      Net increase (decrease)
         in net assets                     4,690    146,557           77,203     56,126
NET ASSETS:
   Beginning of period                   289,226    142,669          245,849    189,723
                                       ---------   --------         --------   --------
   End of period                       $ 293,916   $289,226         $323,052   $245,849
                                       =========   ========         ========   ========

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT
                                             SUBACCOUNT                   SUBACCOUNT
                                             (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------
                                          2007        2006            2007 (d)   2006
                                       ---------   ---------          --------   ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     788   $     961          $   (233)   $--
   Net realized gains (losses)            59,400      41,705             2,382     --
   Change in unrealized gains
      (losses) on investments            (81,055)    114,865                --     --
                                       ---------   ---------          --------    ---
      Net increase (decrease)
         in net assets resulting
         from operations                 (20,867)    157,531             2,149     --
                                       ---------   ---------          --------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               104,867      30,130                --     --
   Transfers from other funding
      options                             72,461      27,094            63,348     --
   Contract charges                         (128)       (115)               (6)    --
   Contract surrenders                  (110,665)   (116,041)               --     --
   Transfers to other funding
      options                            (25,087)    (46,153)          (65,491)    --
   Other receipts (payments)                  --          --                --     --
                                       ---------   ---------          --------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       41,448    (105,085)           (2,149)    --
                                       ---------   ---------          --------    ---
      Net increase (decrease)
         in net assets                    20,581      52,446                --     --
NET ASSETS:
   Beginning of period                   916,896     864,450                --     --
                                       ---------   ---------          --------    ---
   End of period                       $ 937,477   $ 916,896          $     --    $--
                                       =========   =========          ========    ===

   The accompanying notes are an integral part of these financial statements.

                                        PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                           (CLASS II)                  (CLASS II)                  (CLASS II)
                                     ---------------------   -----------------------------  -----------------------
                                        2007        2006            2007        2006           2007         2006
                                     ----------   --------       ---------   ---------      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (7,682)  $ (6,426)      $  14,576   $   2,489      $   28,891   $   33,699
   Net realized gains (losses)           17,304     15,612           4,616       1,537           8,863        4,354
   Change in unrealized gains
      (losses) on investments             4,729     62,459         (25,643)      1,313           1,757       23,395
                                     ----------   --------       ---------   ---------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 14,351     71,645          (6,451)      5,339          39,511       61,448
                                     ----------   --------       ---------   ---------      ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               14,261     34,237          85,224      41,319          25,667       33,196
   Transfers from other funding
      options                           556,178     19,114         388,917     147,781         199,750      247,587
   Contract charges                         (96)       (85)            (27)        (10)           (174)        (204)
   Contract surrenders                  (34,515)   (49,834)         (1,573)     (1,251)        (39,556)    (106,916)
   Transfers to other funding
      options                           (32,630)   (45,113)       (250,337)   (108,588)       (376,384)    (278,737)
   Other receipts (payments)                 --         --              --          --              --           --
                                     ----------   --------       ---------   ---------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     503,198    (41,681)        222,204      79,251        (190,697)    (105,074)
                                     ----------   --------       ---------   ---------      ----------   ----------
      Net increase (decrease)
         in net assets                  517,549     29,964         215,753      84,590        (151,186)     (43,626)
NET ASSETS:
   Beginning of period                  572,684    542,720          98,730      14,140       1,022,980    1,066,606
                                     ----------   --------       ---------   ---------      ----------   ----------
   End of period                     $1,090,233   $572,684       $ 314,483   $  98,730      $  871,794   $1,022,980
                                     ==========   ========       =========   =========      ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER IBBOTSON AGGRESSIVE  PIONEER IBBOTSON GROWTH
                                            ALLOCATION VCT             ALLOCATION VCT
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     ---------------------------  -----------------------
                                           2007       2006           2007         2006
                                         --------   --------      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (4,748)  $ (4,699)     $  (91,862)  $  (18,678)
   Net realized gains (losses)             17,376      2,431         128,627        4,254
   Change in unrealized gains
      (losses) on investments              (1,366)    44,836          52,258      102,995
                                         --------   --------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   11,262     42,568          89,023       88,571
                                         --------   --------      ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --    305,675       4,310,344    2,700,665
   Transfers from other funding
      options                              30,000         40       1,513,202      187,645
   Contract charges                           (30)        (8)         (1,393)         (21)
   Contract surrenders                         --         --        (102,387)     (19,404)
   Transfers to other funding
      options                             (29,163)        --        (350,497)    (348,580)
   Other receipts (payments)                   --         --           3,766        1,210
                                         --------   --------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           807    305,707       5,373,035    2,521,515
                                         --------   --------      ----------   ----------
      Net increase (decrease)
         in net assets                     12,069    348,275       5,462,058    2,610,086
NET ASSETS:
   Beginning of period                    437,854     89,579       2,714,222      104,136
                                         --------   --------      ----------   ----------
   End of period                         $449,923   $437,854      $8,176,280   $2,714,222
                                         ========   ========      ==========   ==========

                                     PIONEER IBBOTSON MODERATE
                                           ALLOCATION VCT       PIONEER INDEPENDENCE VCT
                                             SUBACCOUNT                SUBACCOUNT
                                             (CLASS II)                (CLASS II)
                                     -------------------------  ------------------------
                                         2007         2006            2007      2006
                                      ----------   ----------      --------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (85,883)  $  (27,017)     $ (2,552)  $ (1,084)
   Net realized gains (losses)            86,606        7,994         4,221      1,142
   Change in unrealized gains
      (losses) on investments            129,147      169,297         4,151      7,286
                                      ----------   ----------      --------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 129,870      150,274         5,820      7,344
                                      ----------   ----------      --------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             2,375,717    2,578,454         2,466     60,796
   Transfers from other funding
      options                          1,038,663    1,058,501        32,943     34,080
   Contract charges                         (328)         (30)           (8)       (10)
   Contract surrenders                  (104,304)     (44,408)      (28,374)        --
   Transfers to other funding
      options                            (22,708)        (222)           --    (30,703)
   Other receipts (payments)             (46,881)          --            --         --
                                      ----------   ----------      --------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    3,240,159    3,592,295         7,027     64,163
                                      ----------   ----------      --------   --------
      Net increase (decrease)
         in net assets                 3,370,029    3,742,569        12,847     71,507
NET ASSETS:
   Beginning of period                 3,945,494      202,925        94,865     23,358
                                      ----------   ----------      --------   --------
   End of period                      $7,315,523   $3,945,494      $107,712   $ 94,865
                                      ==========   ==========      ========   ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                 PIONEER OAK RIDGE LARGE CAP
                                     PIONEER INTERNATIONAL VALUE VCT  PIONEER MID CAP VALUE VCT           GROWTH VCT
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                                (CLASS II)                    (CLASS II)                  (CLASS II)
                                     -------------------------------  -------------------------  ---------------------------
                                             2007      2006                2007      2006              2007       2006
                                           --------  --------            --------  --------          --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $ (2,995) $ (1,637)           $ (6,761) $ (8,850)         $ (7,783) $  (8,384)
   Net realized gains (losses)                6,091     4,920              36,909    90,801             8,585     19,137
   Change in unrealized gains
      (losses) on investments                11,251    10,384             (20,166)  (50,761)           22,722     (7,191)
                                           --------  --------            --------  --------          --------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                     14,347    13,667               9,982    31,190            23,524      3,562
                                           --------  --------            --------  --------          --------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   14,817    31,860              41,235    29,783             1,800     99,025
   Transfers from other funding
      options                                37,906    83,823              62,152    14,353             4,097      9,319
   Contract charges                             (13)       (4)                (76)      (78)              (12)       (11)
   Contract surrenders                       (5,340)       --             (36,331)  (36,597)           (2,256)  (120,406)
   Transfers to other funding
      options                               (18,577)  (25,313)            (39,235)  (75,962)          (35,965)    (3,528)
   Other receipts (payments)                     --        --                  --        --                --         --
                                           --------  --------            --------  --------          --------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          28,793    90,366              27,745   (68,501)          (32,336)   (15,601)
                                           --------  --------            --------  --------          --------  ---------
      Net increase (decrease)
         in net assets                       43,140   104,033              37,727   (37,311)           (8,812)   (12,039)
NET ASSETS:
   Beginning of period                      146,639    42,606             353,596   390,907           400,958    412,997
                                           --------  --------            --------  --------          --------  ---------
   End of period                           $189,779  $146,639            $391,323  $353,596          $392,146  $ 400,958
                                           ========  ========            ========  ========          ========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                             2007      2006               2007 (d)    2006
                                          ---------  --------            ---------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   1,270  $    640            $  (1,582) $(1,700)
   Net realized gains (losses)               38,163    20,742               26,499      274
   Change in unrealized gains
      (losses) on investments              (105,572)   53,851              (10,736)   6,090
                                          ---------  --------            ---------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                    (66,139)   75,233               14,181    4,664
                                          ---------  --------            ---------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   26,821    49,708                4,740       --
   Transfers from other funding
      options                                51,530    14,618                   34    1,679
   Contract charges                             (72)      (83)                 (11)      (7)
   Contract surrenders                      (23,301)   (5,282)              (1,621)  (1,311)
   Transfers to other funding
      options                               (64,465)  (31,030)            (104,150)     (33)
   Other receipts (payments)                     --        --                   --       --
                                          ---------  --------            ---------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (9,487)   27,931             (101,008)     328
                                          ---------  --------            ---------  -------
      Net increase (decrease)
         in net assets                      (75,626)  103,164              (86,827)   4,992
NET ASSETS:
   Beginning of period                      309,191   206,027               86,827   81,835
                                          ---------  --------            ---------  -------
   End of period                          $ 233,565  $309,191            $      --  $86,827
                                          =========  ========            =========  =======


                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS II)                   (CLASS II)
                                     ---------------------------  ----------------------------
                                            2007    2006 (b)            2007        2006
                                         --------  ---------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (4,406) $  (5,160)        $   40,057  $   32,596
   Net realized gains (losses)             63,570     25,518              4,362       1,918
   Change in unrealized gains
      (losses) on investments             (81,233)    11,589              5,787       8,052
                                         --------  ---------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (22,069)    31,947             50,206      42,566
                                         --------  ---------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 15,774      8,753             98,775     152,137
   Transfers from other funding
      options                              39,849    100,424            170,654     435,231
   Contract charges                           (18)       (29)              (109)       (116)
   Contract surrenders                     (4,882)    (7,195)           (71,452)    (16,510)
   Transfers to other funding
      options                             (74,722)  (128,628)          (256,331)   (209,280)
   Other receipts (payments)                   --         --                 --          --
                                         --------  ---------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (23,999)   (26,675)           (58,463)    361,462
                                         --------  ---------         ----------  ----------
      Net increase (decrease)
         in net assets                    (46,068)     5,272             (8,257)    404,028
NET ASSETS:
   Beginning of period                    278,958    273,686          1,444,444   1,040,416
                                         --------  ---------         ----------  ----------
   End of period                         $232,890  $ 278,958         $1,436,187  $1,444,444
                                         ========  =========         ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      PIONEER VALUE VCT   PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                          SUBACCOUNT              SUBACCOUNT                    SUBACCOUNT
                                          (CLASS II)              (CLASS IB)                    (CLASS IB)
                                     -------------------  --------------------------  ------------------------------
                                      2007 (d)    2006          2007      2006             2007 (a)      2006
                                     ---------  --------      --------  --------         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   4,282  $ (8,983)     $ (2,891) $ (3,418)        $   102,559  $  (50,771)
   Net realized gains (losses)          60,931    25,504        30,704    25,245           1,951,385     297,767
   Change in unrealized gains
      (losses) on investments          (67,967)   36,553       (13,791)   (2,847)         (1,686,033)    602,908
                                     ---------  --------      --------  --------         -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (2,754)   53,074        14,022    18,980             367,911     849,904
                                     ---------  --------      --------  --------         -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,787    33,445         1,400     1,400                  --       5,070
   Transfers from other funding
      options                           37,883     6,052            --     2,236             297,847     959,103
   Contract charges                        (14)      (14)          (57)      (58)                (17)       (438)
   Contract surrenders                 (33,184)   (5,399)      (43,457)  (48,256)           (304,304)   (446,043)
   Transfers to other funding
      options                         (487,474)   (2,140)           --   (28,364)         (4,855,710)   (295,575)
   Other receipts (payments)                --        --            --        --                (461)     (2,395)
                                     ---------  --------      --------  --------         -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (481,002)   31,944       (42,114)  (73,042)         (4,862,645)    219,722
                                     ---------  --------      --------  --------         -----------  ----------
      Net increase (decrease)
         in net assets                (483,756)   85,018       (28,092)  (54,062)         (4,494,734)  1,069,626
NET ASSETS:
   Beginning of period                 483,756   398,738       184,461   238,523           4,494,734   3,425,108
                                     ---------  --------      --------  --------         -----------  ----------
   End of period                     $      --  $483,756      $156,369  $184,461         $        --  $4,494,734
                                     =========  ========      ========  ========         ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT SMALL CAP VALUE  VAN KAMPEN LIT COMSTOCK
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS IB)                 (CLASS II)
                                     -------------------------  ------------------------
                                       2007 (a)       2006          2007        2006
                                      -----------  -----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (4,947) $  (130,410)  $  (22,191) $  (35,581)
   Net realized gains (losses)          2,708,560    1,388,078      280,008     477,032
   Change in unrealized gains
      (losses) on investments          (2,198,276)     (94,096)    (414,959)    114,419
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  505,337    1,163,572     (157,142)    555,870
                                      -----------  -----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 22,390       63,513       27,583      55,603
   Transfers from other funding
      options                             115,393      452,606      115,621      91,379
   Contract charges                           (25)        (934)        (512)       (681)
   Contract surrenders                   (647,468)  (1,245,064)    (746,323)   (832,508)
   Transfers to other funding
      options                          (7,981,454)    (910,510)     (74,402)   (254,887)
   Other receipts (payments)               (3,201)     (20,962)     (10,860)         --
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,494,365)  (1,661,351)    (688,893)   (941,094)
                                      -----------  -----------   ----------  ----------
      Net increase (decrease)
         in net assets                 (7,989,028)    (497,779)    (846,035)   (385,224)
NET ASSETS:
   Beginning of period                  7,989,028    8,486,807    4,377,058   4,762,282
                                      -----------  -----------   ----------  ----------
   End of period                      $        --  $ 7,989,028   $3,531,023  $4,377,058
                                      ===========  ===========   ==========  ==========

                                     VAN KAMPEN LIT ENTERPRISE  VAN KAMPEN LIT STRATEGIC GROWTH
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS II)                     (CLASS I)
                                     -------------------------  -------------------------------
                                          2007      2006             2007         2006
                                        --------  --------         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (1,845) $ (1,932)        $   (80,707) $   (95,071)
   Net realized gains (losses)             3,475    12,517            (339,697)    (444,956)
   Change in unrealized gains
      (losses) on investments              7,812    (5,863)          1,165,775      603,745
                                        --------  --------         -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   9,442     4,722             745,371       63,718
                                        --------  --------         -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --        --                 320        1,580
   Transfers from other funding
      options                                 --     2,078              56,875       52,571
   Contract charges                          (15)      (15)             (1,364)      (1,700)
   Contract surrenders                   (11,987)  (23,541)           (923,254)    (387,372)
   Transfers to other funding
      options                               (182)      (98)           (303,478)    (604,330)
   Other receipts (payments)                  --        --            (167,254)     (80,343)
                                        --------  --------         -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (12,184)  (21,576)         (1,338,155)  (1,019,594)
                                        --------  --------         -----------  -----------
      Net increase (decrease)
         in net assets                    (2,742)  (16,854)           (592,784)    (955,876)
NET ASSETS:
   Beginning of period                    99,833   116,687           5,492,928    6,448,804
                                        --------  --------         -----------  -----------
   End of period                        $ 97,091  $ 99,833         $ 4,900,144  $ 5,492,928
                                        ========  ========         ===========  ===========

   The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Ten for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on June 18, 1999 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

     AIM Variable Insurance Funds ("AIM V.I.")
     American Funds Insurance Series ("American Funds")
     Dreyfus Variable Investment Fund ("Dreyfus VIF")
     Fidelity Variable Insurance Products Fund ("Fidelity VIP")
     Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Janus Aspen Series ("Janus Aspen")
     Legg Mason Partners Variable Equity Trust ("LMPVET")
     Legg Mason Partners Variable Insurance Trust ("LMPVIT")
     Met Investors Series Trust ("MIST")
     Metropolitan Series Fund, Inc. ("MSF")
     PIMCO Variable Insurance Trust ("PIMCO VIT")
     Pioneer Variable Contracts Trust ("Pioneer")
     Putnam Variable Trust ("Putnam VT")
     Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)

1. ORGANIZATION

LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount*
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A) MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B) MIST PIMCO Inflation Protected Bond Subaccount (Class A) MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)

1. ORGANIZATION

MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

*    This Subaccount had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPI Total Return Subaccount
LMPVPII Growth and Income Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVET Multiple Discipline Subaccount - Large Cap Growth and Value LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and  Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

1. ORGANIZATION

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                                NEW NAME
--------                                                --------
Legg Mason Partners Variable International All Cap      Legg Mason Partners Variable International All Cap
   Growth Portfolio                                        Opportunity Portfolio
Legg Mason Partners Variable Social Awareness Stock     Legg Mason Partners Variable Social Awareness
   Portfolio                                               Portfolio
Janus Capital Appreciation Portfolio                    Janus Forty Portfolio
Legg Mason Partners Variable Multiple Discipline        Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value           Portfolio
Legg Mason Partners Variable Multiple Discipline        Legg Mason Partners Variable Capital Portfolio
   Portfolio - All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline        Legg Mason Partners Variable Global Equity Portfolio
   Portfolio - Global All Cap Growth and Value
Pioneer Growth Shares VCT Portfolio                     Pioneer Independence VCT Portfolio

MERGERS:

OLD NAME                                                NEW NAME
--------                                                --------
Legg Mason Partners Variable Large Cap Value Portfolio  Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Premier Selections All     Legg Mason Partners Variable Aggressive Growth
   Cap Growth Portfolio                                    Portfolio
Legg Mason Partners Variable All Cap Portfolio          Legg Mason Partners Variable Fundamental Value
                                                           Portfolio
Legg Mason Partners Variable Small Cap Growth           Legg Mason Partners Variable Small Cap Growth
   Opportunities Portfolio                                 Portfolio
Legg Mason Partners Variable Total Return Portfolio     Legg Mason Partners Variable Multiple Discipline
                                                           Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline        Legg Mason Partners Variable Appreciation Portfolio
   Portfolio - Large Cap Growth and Value
Legg Mason Partners Variable Growth and Income          Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Western Asset Management High Yield Bond Portfolio      BlackRock High Yield Portfolio
Pioneer Mid-Cap Value Portfolio                         Lazard Mid-Cap Portfolio
Pioneer America Income VCT Portfolio                    Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                             Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                                                NEW NAME
--------                                                --------
AIM V.I. Capital Appreciation Fund                      Met/AIM Capital Appreciation Portfolio
AIM V.I. Core Equity Fund                               Capital Guardian U.S. Equity Portfolio
Credit Suisse Emerging Markets Portfolio                MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio          Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio              Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                         PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund                     MFS Research International Portfolio
Putnam VT Small Cap Value Fund                          Third Avenue Small Cap Value Portfolio

1. ORGANIZATION

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                  NEW PORTFOLIO
-------------                                  -------------
BlackRock Large-Cap Core Portfolio (Class A)   BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments that anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk               1.15% - 1.90%
Administrative                           0.15%
Enhanced Stepped-Up Provision            0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit    0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit  0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                              -----------------------  -----------------------------
                                                                            MARKET        COST OF        PROCEEDS
                                                                 SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                               ---------  ----------   -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
   (Cost $322,813)                                                25,089     362,529         11,636         21,469
AIM V.I. Capital Appreciation Subaccount (Series II)
   (Cost $0) (a)                                                      --          --            923        579,709
AIM V.I. Core Equity Subaccount (Series I) (Cost $0) (a)              --          --          4,128        854,036
American Funds Global Growth Subaccount (Class 2)
   (Cost $29,101,692)                                          1,707,418  42,685,447      6,049,364      8,601,301
American Funds Growth Subaccount (Class 2)
   (Cost $70,626,349)                                          1,379,207  92,020,692     16,910,294     34,555,069
American Funds Growth-Income Subaccount (Class 2)
   (Cost $69,121,071)                                          2,070,579  87,502,658      8,100,479     28,160,185
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                      --          --            544        111,398
Dreyfus VIF Appreciation Subaccount (Initial Shares)
   (Cost $295,864)                                                 9,042     405,613         18,727        203,597
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
   (Cost $898,971)                                                26,245     848,758        174,695        221,275
Fidelity VIP Contrafund Subaccount (Service Class 2)
   (Cost $3,908,641)                                             150,049   4,120,357      1,462,232      1,065,024
Fidelity VIP Contrafund Subaccount (Service Class)
   (Cost $15,397,135)                                            584,437  16,247,360      5,294,042      4,432,790
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $305,100)                              41,943     376,644         43,800         61,100
Fidelity VIP Mid Cap Subaccount (Service Class 2)
   (Cost $14,311,786)                                            540,644  19,263,146      2,569,582      4,571,677
FTVIPT Franklin Income Securities Subaccount
   (Class 2) (Cost $6,245,181)                                   364,426   6,308,213      4,430,833      1,423,070
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $899,262)                                      51,758     997,381         76,571         91,816
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $6,736,995)                                   372,180   8,526,641        893,463      2,868,757

4. STATEMENT OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                              -----------------------  -----------------------------
                                                                            MARKET        COST OF        PROCEEDS
                                                                 SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                               ---------  ----------   -------------  --------------
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $6,445,489)                                   622,568   9,961,094      2,236,184      2,826,515
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $14,646,086)                                1,100,555  22,286,245      2,201,893      6,665,502
Janus Aspen Global Life Sciences Subaccount (Service Shares)
   (Cost $19,984)                                                  3,131      35,819            466         25,466
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $76,613)                                22,255     115,282          8,005         16,938
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $2,215,245)                             78,671   3,064,242        262,388        934,046
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $111,419)                                4,450     155,876          9,832         66,297
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                      --          --        241,833      2,892,106
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $38,497,656)                                3,065,511  49,998,484      4,987,004     17,668,313
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $651,892) (b)                                 38,417     625,810        753,551        101,675
LMPVET Appreciation Subaccount
   (Class I) (Cost $22,073,179)                                1,029,119  27,127,577      2,769,958      5,804,610
LMPVET Appreciation Subaccount
   (Class II) (Cost $8,604,331) (c)                              305,506   8,071,482      8,989,219        378,466
LMPVET Capital Subaccount (Cost $65,206,458)                   4,770,000  75,175,200      5,545,840     21,514,573
LMPVET Dividend Strategy Subaccount
   (Cost $1,580,578)                                             184,870   1,935,590        119,521        366,485
LMPVET Equity Index Subaccount
   (Class II) (Cost $9,847,803)                                  362,901  12,189,840        968,544      2,482,279
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $40,925,740)                                1,977,604  42,894,239     18,325,266     14,193,552
LMPVET Global Equity Subaccount (Cost $16,754,199)             1,122,830  20,008,834      1,866,767      5,653,117
LMPVET International All Cap Opportunity Subaccount
   (Cost $2,123,489)                                             220,128   1,970,149      1,022,607      1,016,053
LMPVET Investors Subaccount (Class I) (Cost $13,699,360)         926,279  15,302,133      8,862,308      3,780,199
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $15,173,874)                                1,096,288  18,198,378        589,995      5,562,753
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $12,124,738)                                  960,079  11,885,780      2,461,640      4,324,519
LMPVET Multiple Discipline Large Cap Growth and
   Value Subaccount (Cost $0) (d)                                     --          --      1,118,289     10,272,798
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $6,345,328)                                   460,884   6,927,088      3,648,219      2,189,646
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                     --          --        825,748     15,267,905
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                    --          --         11,581        139,167
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                            --          --          2,801         63,431
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                      --          --        129,093      3,356,435
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                            --          --         17,631        388,856
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                            --          --         18,068        858,990
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                           --          --         14,618        768,729
LMPVET Capital and Income Subaccount
   (Class II) (Cost $54,350,283)                               4,387,499  54,537,465     10,967,265     16,154,289

4. STATEMENT OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                              -----------------------  -----------------------------
                                                                             MARKET       COST OF        PROCEEDS
                                                                 SHARES     VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                               ----------  ----------  -------------  --------------
LMPVIT Adjustable Rate Income Subaccount
   (Cost $3,205,135)                                              319,712   3,046,856       480,861      1,457,100
LMPVIT Diversified Strategic Income Subaccount
   (Cost $10,848,814)                                           1,175,483  10,132,663       651,363      2,823,158
LMPVIT High Income Subaccount (Cost $16,337,167)                2,204,914  14,706,775     1,626,414      6,257,552
LMPVIT Money Market Subaccount (Cost $22,255,321)              22,255,321  22,255,321    34,037,137     26,647,317
LMPVPI Total Return Subaccount (Class II) (Cost $0) (a)                --          --       195,480        852,625
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)                      --          --        29,927      8,437,981
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                            --          --       206,082     13,074,119
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                            --          --       158,755     18,250,923
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $1,116,119)                                     56,033   1,011,953       179,370        237,899
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,558,827)                                    185,817   1,531,134       457,740        490,370
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $2,492,365) (b)                                227,262   2,515,787     3,140,279        651,485
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                             --          --       209,245      3,235,582
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $795,940)                                       58,593     795,110       559,592        222,068
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $9,216,286)                                    523,401   9,039,142     3,052,637      1,925,187
MIST Janus Forty Subaccount (Class A) (Cost $2,024,252)            26,368   2,209,866     1,325,883        205,582
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $361,695) (b)                                   26,512     320,800       394,158         31,331
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $62,416)                                         3,696      63,420        49,693          7,344
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $2,039,117)                                    172,047   2,172,949       216,571        461,840
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $28,996,553)                                 1,047,678  30,057,870    14,369,883      8,504,405
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $14,927,890)                                   696,109  13,560,196    17,688,767      2,957,885
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $4,136,788)                                    339,788   4,104,635        35,140        444,038
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $522,412) (b)                                   45,785     544,381       545,385         23,829
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $221,729)                                       15,479     230,013       172,432         56,918
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $94,369) (b)                                     8,071     116,065       101,857          8,348
MIST MFS Research International Subaccount
   (Class B) (Cost $4,709,835) (b)                                344,918   4,939,232     5,596,843        915,834
MIST MFS Value Subaccount (Class A) (Cost $4,130,875)             296,874   4,464,990     1,512,489      1,170,022
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $3,118,609)                                    202,486   2,851,010       830,197      1,362,115
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $205,571)                                       23,193     228,678        54,713         71,128
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $10,322,022) (b)                             1,009,588  11,065,083    12,795,285      2,524,622
MIST Pioneer Fund Subaccount
   (Class A) (Cost $1,096,483)                                     80,105   1,219,996       208,713        713,576

4. STATEMENT OF INVESTMENTS

                                                                                             FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                              -----------------------  -----------------------------
                                                                            MARKET        COST OF        PROCEEDS
                                                                 SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                               ---------  ----------   -------------  --------------
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                            --          --       137,765         286,190
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $3,181,905)                                   332,215   3,328,799     1,250,128       1,576,987
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $12,111,370)                                  709,427  11,123,821     8,740,605       3,158,761
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $3,983,955)                                   164,766   4,722,205       226,747       1,530,450
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $2,106,863)                                    20,109   2,246,386       234,659         447,947
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $11,433,004)                                  110,710  12,285,460     1,427,991       3,903,026
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $2,786,360)                                    27,862   2,786,360     2,827,931       2,215,601
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $2,329,328)                                   180,662   2,247,438       947,691         698,978
MSF FI Large Cap Subaccount
   (Class A) (Cost $9,580,944)                                   649,863   9,526,988       856,420       2,525,767
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,819,500)                                   58,910  11,533,454     1,518,402       3,260,526
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,016,567)                                    86,617   1,092,234       280,646         196,731
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $1,700,616)                                   157,709   1,753,719     1,951,476         629,502
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $503,689)                                      45,639     526,221       303,671         375,238
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $5,578,734)                                   491,245   5,875,292     3,461,030       1,851,329
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $6,704,728)                                   591,345   7,320,849     1,248,002         630,035
MSF MFS Total Return Subaccount
   (Class B) (Cost $114,671) (b)                                     740     113,216       115,373             699
MSF MFS Total Return Subaccount
   (Class F) (Cost $49,264,153)                                  340,986  52,324,281     3,908,316      12,545,776
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $6,924,760)                                   435,640   7,597,555       880,354       1,540,814
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $4,724,756)                                   335,073   5,495,201       207,970       1,951,904
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                            --          --        31,256         223,184
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $70,371)                                        5,972      74,590         2,381           2,764
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                               --          --       580,145      13,022,660
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $48,342,541)                   4,701,796  49,320,625     4,525,842      12,439,003
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (d)                                           --          --        18,080         303,068
Pioneer Bond VCT Subaccount (Class II) (Cost $238,574) (c)        22,084     240,057       241,291           2,728
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $255,100)                                     21,679     293,970       128,489         140,520
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $177,338)                                      7,459     323,111        61,296          56,951
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $823,236)                                     39,249     937,648       217,442         143,075

4. STATEMENT OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                              -----------------------   -----------------------------
                                                                            MARKET         COST OF        PROCEEDS
                                                                  SHARES  VALUE ($)     PURCHASES ($)  FROM SALES ($)
                                                                 -------  ---------     -------------  --------------
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (d)                                           --         --          66,464          65,708
Pioneer Fund VCT Subaccount
   (Class II) (Cost $965,083)                                     42,495  1,090,434         573,728          78,080
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $338,760)                                     32,626    314,538         498,035         256,767
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $881,359)                                     78,979    871,947         272,649         433,584
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $403,992)                                     35,886    450,006          48,890          39,390
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $8,014,669)                                  658,581  8,172,985       5,796,416         739,774
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $7,015,119)                                  609,750  7,317,005       3,461,619         232,156
Pioneer Independence VCT Subaccount
   (Class II) (Cost $94,191)                                       6,968    107,731          35,409          30,927
Pioneer International Value VCT Subaccount
   (Class II) (Cost $157,102)                                     10,205    189,812          54,990          27,363
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $441,365)                                     20,460    391,396         142,754          79,751
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $329,647)                                     30,078    392,215           8,109          46,657
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $261,906)                                      9,962    233,607         102,038          81,510
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (d)                                           --         --          34,864         107,338
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $278,211)                                     18,169    232,931         117,159          84,852
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $1,439,353)                                  132,636  1,436,451         330,081         340,784
Pioneer Value VCT Subaccount (Class II) (Cost $0) (d)                 --         --          89,965         529,944
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $106,516)                                     26,329    156,392          16,482          46,399
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                           --         --       1,054,504       5,252,618
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                           --         --       1,011,066       8,672,613
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $2,961,132)                                  255,916  3,531,647         276,159         892,153
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $74,436)                                       5,558     97,107           5,806          19,830
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $5,618,737)                                   145,510  4,900,784          61,502       1,480,197

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
AIM V.I. Mid Cap Core Equity             2007     258  1.283 - 1.432        362        0.05         1.85 - 2.55          6.56 - 7.27
   Subaccount (Series II)                2006     263  1.204 - 1.335        346        0.74         1.85 - 2.55          4.24 - 8.98
                                         2005     255  1.210 - 1.225        310        0.31         1.85 - 2.45          4.67 - 7.07
                                         2004     222  1.156 - 1.163        258        0.03         1.85 - 2.45         8.43 - 10.13

AIM V.I. Capital Appreciation            2007      --  1.187 - 1.273         --          --         1.85 - 2.45          6.29 - 6.53
   Subaccount (Series II) (a)            2006     459  1.116 - 1.195        542          --         1.85 - 2.45        (0.45) - 4.09
                                         2005     241  1.134 - 1.148        275          --         1.85 - 2.45          5.98 - 6.59
                                         2004     165  1.070 - 1.077        177          --         1.85 - 2.45          1.71 - 7.81

AIM V.I. Core Equity Subaccount          2007      --  1.147 - 1.160         --          --         1.30 - 2.45          6.80 - 7.22
   (Series I) (a)                        2006     734  1.074 - 1.082        793        0.52         1.30 - 2.45          7.40 - 8.20

American Funds Global Growth             2007  23,156  1.474 - 2.198     42,679        2.63         1.30 - 2.65        11.84 - 13.36
   Subaccount (Class 2)                  2006  25,747  1.314 - 1.950     42,136        0.87         1.30 - 2.65         9.83 - 18.88
                                         2005  25,193  1.116 - 1.649     35,142        0.67         1.30 - 2.65         9.63 - 12.72
                                         2004  23,987  1.022 - 1.473     29,725        0.44         1.30 - 2.65         7.74 - 12.01
                                         2003  19,299  0.914 - 1.322     20,561        0.39         1.30 - 2.60         5.52 - 41.36

American Funds Growth                    2007  52,761  1.312 - 1.954     92,006        0.72         1.30 - 2.70         9.35 - 10.91
   Subaccount (Class 2)                  2006  66,300  1.189 - 1.769    104,973        0.79         1.30 - 2.70          7.26 - 8.82
                                         2005  69,340  1.097 - 1.633    101,606        0.71         1.30 - 2.70         5.15 - 15.38
                                         2004  65,927  0.961 - 1.429     84,437        0.19         1.30 - 2.65         6.86 - 12.32
                                         2003  49,144  0.869 - 1.292     55,477        0.15         1.30 - 2.60         4.54 - 43.44

American Funds Growth-Income             2007  55,002  1.200 - 1.670     87,489        1.38         1.30 - 2.70          2.20 - 3.66
   Subaccount (Class 2)                  2006  69,039  1.169 - 1.617    106,680        1.53         1.30 - 2.70        12.15 - 13.76
                                         2005  74,386  1.039 - 1.428    101,735        1.34         1.30 - 2.70          2.05 - 4.43
                                         2004  72,845  1.064 - 1.372     95,895        0.96         1.30 - 2.65          4.84 - 9.58
                                         2003  56,026  0.999 - 1.265     67,614        1.37         1.30 - 2.60         6.41 - 37.73

Credit Suisse Trust Emerging             2007      --  2.332 - 2.815         --          --         1.85 - 2.45          4.45 - 4.66
   Markets Subaccount (a)                2006      47  2.230 - 2.695        106        0.50         1.85 - 2.45        29.32 - 30.12
                                         2005      56  1.717 - 2.084        497        0.84         1.85 - 2.45        24.87 - 25.64
                                         2004     108  1.370 - 1.669        150        0.29         1.85 - 2.45        21.91 - 22.62
                                         2003     114  1.119 - 1.369        128          --         1.85 - 2.45        40.05 - 41.57

Dreyfus VIF Appreciation                 2007     301  1.194 - 1.446        406        1.81         1.75 - 2.65          4.28 - 5.29
   Subaccount (Initial Shares)           2006     437  1.138 - 1.379        565        1.57         1.75 - 2.65        13.43 - 14.37
                                         2005     465  0.997 - 1.209        524        0.02         1.75 - 2.65          1.67 - 2.64
                                         2004     439  0.975 - 1.184        482        1.79         1.75 - 2.65          1.52 - 3.15
                                         2003     418  0.948 - 1.151        425        1.89         1.85 - 2.45         5.31 - 20.80

Dreyfus VIF Developing Leaders           2007     809  0.970 - 1.255        849        0.79         1.75 - 2.65    (13.45) - (12.63)
   Subaccount (Initial Shares)           2006     958  1.114 - 1.442      1,155        0.42         1.75 - 2.65          1.09 - 1.99
                                         2005   1,250  1.096 - 1.420      1,497          --         1.75 - 2.65          0.63 - 3.94
                                         2004   1,434  1.057 - 1.371      1,639        0.21         1.75 - 2.65          6.88 - 9.36
                                         2003   1,135  0.969 - 1.258      1,175        0.04         1.85 - 2.45         2.28 - 33.87

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Fidelity VIP Contrafund Subaccount       2007   2,165  1.411 - 2.003       4,120       0.71         1.75 - 2.65        14.23 - 15.27
   (Service Class 2)                     2006   2,449  1.231 - 1.745       4,081       1.00         1.75 - 2.65          8.55 - 9.45
                                         2005   2,472  1.130 - 1.600       3,766       0.13         1.75 - 2.65         4.14 - 14.63
                                         2004   2,401  1.226 - 1.401       3,177       0.18         1.75 - 2.65         7.19 - 13.02
                                         2003   1,349  1.087 - 1.243       1,569       0.16         1.85 - 2.45         3.50 - 31.99

Fidelity VIP Contrafund Subaccount       2007   8,535  1.417 - 2.066      16,245       0.79         1.30 - 2.60        14.52 - 15.95
   (Service Class)                       2006  10,236  1.234 - 1.789      16,769       1.11         1.30 - 2.60         8.72 - 10.16
                                         2005  10,191  1.132 - 1.630      15,252       0.18         1.30 - 2.60         8.43 - 15.40
                                         2004   8,691  1.154 - 1.419      11,222       0.24         1.30 - 2.60        12.38 - 13.83
                                         2003   7,290  1.017 - 1.254       8,223       0.26         1.30 - 2.60         4.59 - 34.23

Fidelity VIP Dynamic Capital             2007     253  1.460 - 1.588         377       0.11         1.75 - 2.45          4.13 - 4.86
   Appreciation Subaccount
   (Service Class 2)                     2006     286  1.393 - 1.520         410       0.20         1.75 - 2.45         1.01 - 11.71
                                         2005     296  1.247 - 1.365         383         --         1.85 - 2.25        18.04 - 18.42
                                         2004     248  1.053 - 1.155         267         --         1.85 - 2.25      (6.02) - (0.57)
                                         2003     214  1.059 - 1.164         229         --         1.85 - 2.25        22.71 - 30.35

Fidelity VIP Mid Cap Subaccount          2007   8,591  1.737 - 2.389      19,260       0.49         1.30 - 2.65        12.32 - 13.86
   (Service Class 2)                     2006  10,253  1.546 - 2.107      20,351       0.18         1.30 - 2.65         4.45 - 10.91
                                         2005  10,977  1.410 - 1.907      19,746         --         1.30 - 2.65        14.52 - 20.23
                                         2004   9,909  1.226 - 1.643      15,358         --         1.30 - 2.65        18.09 - 23.08
                                         2003   6,041  1.155 - 1.341       7,600       0.08         1.30 - 2.45       (0.60) - 45.51

FTVIPT Franklin Income Securities        2007   5,170  1.201 - 1.238       6,307       3.54         1.30 - 2.45          0.84 - 2.40
   Subaccount (Class 2)                  2006   2,849  1.186 - 1.209       3,413       3.70         1.30 - 2.45         0.42 - 16.70
                                         2005   1,130  1.028 - 1.036       1,166       1.14         1.30 - 2.45        (3.63) - 5.18

FTVIPT Franklin Rising Dividends         2007     818  1.103 - 1.255         997       2.39         1.85 - 2.55      (5.11) - (4.49)
   Securities Subaccount (Class 2)       2006     841  1.160 - 1.314       1,080       1.04         1.85 - 2.55         0.54 - 15.08
                                         2005     912  1.080 - 1.143       1,028       1.00         1.85 - 2.55          0.89 - 3.05
                                         2004     386  1.118 - 1.125         432       0.53         1.85 - 2.45          5.17 - 9.12

FTVIPT Franklin Small-Mid Cap Growth     2007   6,001  1.049 - 1.725       8,525         --         1.30 - 2.75          8.23 - 9.85
   Securities Subaccount (Class 2)       2006   7,931  0.958 - 1.577      10,122         --         1.30 - 2.75          5.71 - 7.26
                                         2005   9,720  0.895 - 1.476      11,531         --         1.30 - 2.75          2.09 - 5.75
                                         2004  11,189  0.868 - 1.433      12,822         --         1.30 - 2.60         8.66 - 13.37
                                         2003   9,766  0.790 - 1.307       9,781         --         1.30 - 2.60         3.66 - 46.36

FTVIPT Templeton Developing Markets      2007   2,853  2.441 - 3.606       9,960       2.25         1.30 - 2.70        25.31 - 27.11
   Securities Subaccount (Class 2)       2006   3,300  1.948 - 2.837       9,119       1.11         1.30 - 2.70        24.71 - 26.43
                                         2005   3,432  1.562 - 2.244       7,540       1.23         1.30 - 2.70         6.25 - 25.78
                                         2004   2,146  1.260 - 1.784       3,774       1.66         1.30 - 2.65         3.04 - 25.57
                                         2003     752  1.261 - 1.449       1,083       0.13         1.30 - 2.45         3.87 - 44.90

FTVIPT Templeton Foreign Securities      2007  11,533  1.434 - 2.199      22,283       1.97         1.30 - 2.60        12.49 - 13.96
   Subaccount (Class 2)                  2006  14,655  1.271 - 1.937      24,893       1.27         1.30 - 2.60        18.36 - 19.93
                                         2005  15,565  1.071 - 1.623      22,314       1.18         1.30 - 2.60         7.31 - 11.77
                                         2004  13,846  1.079 - 1.498      18,336       1.07         1.30 - 2.60         2.39 - 16.90
                                         2003   9,571  0.925 - 1.285      10,510       1.68         1.30 - 2.60         6.25 - 43.08

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Janus Aspen Global Life Sciences         2007      22  1.403 - 1.850          36         --         1.85 - 2.45        18.73 - 19.51
   Subaccount (Service Shares)           2006      36  1.174 - 1.555          52         --         1.85 - 2.45          3.77 - 4.36
                                         2005      44  1.125 - 1.496          61         --         1.85 - 2.45         9.66 - 10.29
                                         2004      46  1.020 - 1.362          58         --         1.85 - 2.45        11.42 - 12.09
                                         2003      50  0.910 - 1.219          57         --         1.85 - 2.45        11.53 - 23.98

Janus Aspen Global Technology            2007      77  1.212 - 1.843         115       0.32         1.85 - 2.25        17.32 - 19.49
   Subaccount (Service Shares)           2006      81  1.017 - 1.545         102         --         1.85 - 2.45          5.20 - 5.77
                                         2005     103  0.962 - 1.462         123         --         1.85 - 2.45         8.91 - 18.00
                                         2004     187  0.880 - 1.330         184         --         1.85 - 2.45      (1.93) - (1.34)
                                         2003     180  0.894 - 1.352         176         --         1.85 - 2.45        19.84 - 43.75

Janus Aspen Mid Cap Growth               2007   3,449  0.658 - 2.265       3,064       0.07         1.30 - 2.45        18.73 - 20.25
   Subaccount (Service Shares)           2006   4,256  0.549 - 1.893       3,119         --         1.30 - 2.45         4.21 - 11.82
                                         2005   4,871  0.492 - 1.699       3,333         --         1.30 - 2.45         4.85 - 10.64
                                         2004   5,338  0.446 - 1.543       3,208         --         1.30 - 2.45        17.57 - 19.00
                                         2003   5,777  0.376 - 1.302       2,757         --         1.30 - 2.45         3.44 - 35.60

Janus Aspen Worldwide Growth             2007     107  1.173 - 1.549         156       0.54         1.85 - 2.45          6.71 - 7.33
   Subaccount (Service Shares)           2006     145  1.095 - 1.447         197       1.49         1.85 - 2.45        15.14 - 15.71
                                         2005     224  0.947 - 1.254         263       1.22         1.85 - 2.45          2.99 - 3.69
                                         2004     253  0.916 - 1.213         280       0.79         1.85 - 2.45          0.58 - 2.56
                                         2003     307  0.894 - 1.185         338       0.94         1.85 - 2.45        21.14 - 27.83

LMPIS Premier Selections All Cap         2007      --  1.016 - 1.505          --       0.08         1.30 - 2.45          6.12 - 6.61
   Growth Subaccount (a)                 2006   2,231  0.954 - 1.414       2,705         --         1.30 - 2.45          4.73 - 5.94
                                         2005   2,459  0.903 - 1.340       2,818       0.12         1.30 - 2.45          3.80 - 4.94
                                         2004   2,573  0.863 - 1.282       2,814         --         1.30 - 2.45          0.32 - 1.63
                                         2003   2,325  0.852 - 1.267       2,499         --         1.30 - 2.45         3.43 - 40.78

LMPVET Aggressive Growth                 2007  33,913  1.009 - 1.593      49,991         --         1.30 - 2.60        (4.83) - 0.20
   Subaccount (Class I)                  2006  41,761  1.011 - 1.596      62,034         --         1.30 - 2.60          5.98 - 7.38
                                         2005  48,566  0.946 - 1.492      67,565         --         1.30 - 2.60         8.81 - 10.21
                                         2004  50,711  0.862 - 1.359      64,062         --         1.30 - 2.60          1.92 - 8.57
                                         2003  41,866  0.798 - 1.258      48,504         --         1.30 - 2.60         4.12 - 39.78

LMPVET Aggressive Growth
   Subaccount (Class II) (b)             2007     489  1.187 - 1.301         626         --         1.85 - 2.55      (5.19) - (4.69)

LMPVET Appreciation                      2007  19,063  1.224 - 1.579      27,124       1.00         1.30 - 2.60          5.65 - 7.05
   Subaccount (Class I)                  2006  22,667  1.149 - 1.481      30,360       1.04         1.30 - 2.60        11.89 - 13.28
                                         2005  26,702  1.019 - 1.312      31,713       0.83         1.30 - 2.60          1.60 - 2.96
                                         2004  28,234  0.994 - 1.280      32,703       1.19         1.30 - 2.60          4.12 - 7.39
                                         2003  24,386  0.930 - 1.196      26,061       0.88         1.30 - 2.60         3.33 - 30.14

LMPVET Appreciation
   Subaccount (Class II) (c)             2007   5,450  1.314 - 1.683       8,070       0.79         1.30 - 2.60          1.15 - 1.39

LMPVET Capital Subaccount                2007  49,740  1.164 - 1.698      75,163       0.35         1.30 - 2.70        (0.94) - 0.48
                                         2006  61,916  1.175 - 1.690      93,637       0.57         1.30 - 2.70        10.64 - 12.22
                                         2005  80,428  1.062 - 1.506     109,248       0.35         1.30 - 2.70          0.95 - 8.01
                                         2004  86,831  1.170 - 1.450     114,555       0.37         1.30 - 2.60          1.47 - 5.30
                                         2003  51,100  1.126 - 1.377      64,837       0.12         1.30 - 2.60         1.71 - 34.84

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
LMPVET Dividend Strategy Subaccount      2007   1,516  0.963 - 1.415       1,935       1.94         1.30 - 2.60          3.72 - 5.04
                                         2006   1,718  0.919 - 1.352       2,090       1.96         1.30 - 2.60        14.86 - 16.50
                                         2005   2,154  0.791 - 1.166       2,274       1.92         1.30 - 2.60      (2.71) - (1.48)
                                         2004   2,494  0.805 - 1.188       2,665       1.00         1.30 - 2.60        (0.97) - 3.93
                                         2003   1,847  0.791 - 1.169       1,922       0.95         1.30 - 2.45         4.66 - 32.13

LMPVET Equity Index Subaccount           2007   9,157  1.031 - 1.575      12,188       1.48         1.30 - 2.60          2.17 - 3.54
   (Class II)                            2006  10,862  0.998 - 1.527      13,806       1.30         1.30 - 2.60        12.20 - 13.65
                                         2005  12,248  0.880 - 1.349      13,874       1.17         1.30 - 2.60          1.57 - 6.87
                                         2004  13,983  0.857 - 1.316      15,369       1.41         1.30 - 2.60          4.06 - 8.90
                                         2003  11,969  0.790 - 1.214      11,956       1.43         1.30 - 2.60         5.41 - 32.75

LMPVET Fundamental Value                 2007  27,637  1.173 - 1.650      42,888       1.18         1.30 - 2.75      (5.79) - (0.06)
   Subaccount (Class I)                  2006  26,344  1.212 - 1.657      41,271       1.50         1.30 - 2.60        13.77 - 15.28
                                         2005  32,161  1.056 - 1.443      43,838       0.92         1.30 - 2.60          2.11 - 3.44
                                         2004  34,836  1.025 - 1.401      46,065       0.70         1.30 - 2.60        (0.64) - 6.85
                                         2003  29,652  0.964 - 1.316      36,658       0.78         1.30 - 2.60         6.17 - 47.26

LMPVET Global Equity Subaccount          2007  12,170  1.456 - 1.881      20,006       0.52         1.30 - 2.60          2.25 - 3.58
                                         2006  14,817  1.424 - 1.816      23,789       1.16         1.30 - 2.60        12.21 - 13.71
                                         2005  16,335  1.269 - 1.597      23,291       0.76         1.30 - 2.60         3.85 - 10.96
                                         2004  15,077  1.222 - 1.519      20,667       0.58         1.30 - 2.60          5.39 - 8.89
                                         2003   5,305  1.138 - 1.395       6,702       0.40         1.30 - 2.60         5.46 - 35.47

LMPVET International All Cap             2007   1,900  0.933 - 2.034       1,970       0.78         1.30 - 2.45          3.76 - 4.96
   Opportunity Subaccount                2006   2,696  0.891 - 1.946       2,788       1.96         1.30 - 2.45        22.84 - 24.25
                                         2005   3,461  0.719 - 1.572       2,952       1.45         1.30 - 2.45         9.01 - 10.27
                                         2004   3,639  0.654 - 1.432       2,736       0.95         1.30 - 2.45        15.01 - 16.34
                                         2003   3,772  0.563 - 1.235       2,412       0.96         1.30 - 2.45        14.93 - 32.61

LMPVET Investors Subaccount              2007  10,103  1.231 - 1.684      15,300       1.32         1.30 - 2.60          1.22 - 2.59
   (Class I)                             2006   6,988  1.206 - 1.648      10,538       1.36         1.30 - 2.60        15.18 - 16.76
                                         2005  10,081  1.038 - 1.418      13,243       1.15         1.30 - 2.60          3.82 - 5.12
                                         2004  11,119  0.991 - 1.353      13,956       1.72         1.30 - 2.60          6.95 - 9.58
                                         2003   7,848  0.914 - 1.247       8,915       1.78         1.30 - 2.45         3.71 - 37.38

LMPVET Large Cap Growth                  2007  15,089  1.012 - 1.492      18,196       0.04         1.30 - 2.65        (1.29) - 4.03
   Subaccount (Class I)                  2006  18,872  0.976 - 1.441      22,029       0.15         1.30 - 2.60          1.97 - 3.22
                                         2005  22,842  0.947 - 1.401      26,026       0.13         1.30 - 2.60         2.54 - 11.32
                                         2004  25,639  0.914 - 1.354      28,370       0.36         1.30 - 2.60        (4.25) - 2.20
                                         2003  25,838  0.925 - 1.373      28,800       0.03         1.30 - 2.60         2.47 - 51.84

LMPVET Mid Cap Core                      2007   7,052  1.289 - 1.731      11,884       0.35         1.30 - 2.55        (3.30) - 5.81
   Subaccount (Class I)                  2006   9,314  1.225 - 1.636      14,946       0.52         1.30 - 2.45        12.05 - 13.30
                                         2005  11,236  1.085 - 1.444      15,994       0.61         1.30 - 2.45          5.71 - 6.88
                                         2004  12,312  1.020 - 1.353      16,480         --         1.30 - 2.45         7.75 - 12.30
                                         2003  11,292  0.940 - 1.247      13,921         --         1.30 - 2.45         3.03 - 40.16

LMPVET Multiple Discipline Large Cap     2007      --  1.299 - 1.660          --       0.52         1.30 - 2.60          1.01 - 2.09
   Growth and Value Subaccount (d)       2006   6,468  1.286 - 1.626       9,319       0.72         1.30 - 2.60         9.45 - 10.84
                                         2005   7,888  1.175 - 1.467      10,314       0.59         1.30 - 2.60          0.86 - 2.23
                                         2004   8,334  1.165 - 1.435      10,741       0.94         1.30 - 2.60        (0.68) - 5.36
                                         2003   4,677  1.210 - 1.362       5,793       0.64         1.30 - 2.45         7.86 - 32.88

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
LMPVET Small Cap Growth Subaccount       2007   3,936  1.223 - 1.987       6,926         --         1.30 - 2.60          1.03 - 8.63
   (Class I)                             2006   3,325  1.131 - 1.837       5,376         --         1.30 - 2.60         9.82 - 11.33
                                         2005   6,709  1.021 - 1.657      10,158         --         1.30 - 2.60         2.24 - 13.20
                                         2004   5,790  0.990 - 1.607       8,374         --         1.30 - 2.60         7.76 - 13.58
                                         2003   4,247  0.875 - 1.420       5,231         --         1.30 - 2.60         5.38 - 56.04

LMPVPI All Cap Subaccount (Class I) (a)  2007      --  1.252 - 1.741          --       0.29         1.30 - 2.60          4.52 - 5.01
                                         2006   9,415  1.194 - 1.660      14,437       1.24         1.30 - 2.60        15.13 - 16.57
                                         2005  11,738  1.029 - 1.430      15,483       0.78         1.30 - 2.60          1.38 - 2.74
                                         2004  14,833  1.006 - 1.397      19,251       0.60         1.30 - 2.60          0.57 - 6.90
                                         2003  11,797  0.946 - 1.312      14,207       0.30         1.30 - 2.45         6.26 - 44.49

LMPVPI All Cap Subaccount (Class II)(a)  2007      --  1.271 - 1.287          --       0.04         2.10 - 2.75          4.44 - 4.63
                                         2006     104  1.217 - 1.230         127       2.45         2.10 - 2.75         6.33 - 15.01
                                         2005       2          1.061           2       0.61                2.75                 3.51

LMPVPII Growth and Income                2007      --  1.258 - 1.521          --       0.06         1.85 - 2.45          4.16 - 4.35
   Subaccount (Class I) (a)              2006      44  1.206 - 1.459          60       0.28         1.85 - 2.45         9.67 - 10.43
                                         2005      68  1.095 - 1.326          85       0.37         1.85 - 2.45          1.15 - 1.66
                                         2004      69  1.079 - 1.307          85       0.96         1.85 - 2.45          3.08 - 6.48
                                         2003      68  1.016 - 1.231          77       0.59         1.85 - 2.45         1.74 - 32.51

LMPVPV Small Cap Growth                  2007      --  1.321 - 1.888          --       0.02         1.30 - 2.60          6.41 - 6.83
   Opportunities Subaccount (a)          2006   1,951  1.238 - 1.770       3,117         --         1.30 - 2.60       (3.86) - 11.49
                                         2005   5,039  1.116 - 1.595       7,504         --         1.30 - 2.60          2.23 - 7.45
                                         2004   3,913  1.083 - 1.546       5,611       0.09         1.30 - 2.60        12.66 - 14.08
                                         2003   4,919  0.953 - 1.360       6,374         --         1.30 - 2.60         3.10 - 46.11

LMPVPI Large Cap Growth                  2007      --  1.216 - 1.461          --         --         1.75 - 2.65          3.81 - 4.15
   Subaccount (Class I) (a)              2006     276  1.169 - 1.405         355         --         1.75 - 2.65          1.55 - 2.42
                                         2005     363  1.145 - 1.377         452       0.02         1.75 - 2.65          2.47 - 3.39
                                         2004     495  1.111 - 1.337         585       0.20         1.75 - 2.65      (4.52) - (1.33)
                                         2003     162  1.128 - 1.359         194       0.03         1.85 - 2.45         3.03 - 41.85

LMPVPII Aggressive Growth                2007      --  1.341 - 1.691          --         --         1.75 - 2.45          3.24 - 3.50
   Subaccount (Class I) (a)              2006     529  1.297 - 1.635         811         --         1.75 - 2.45          8.44 - 9.13
                                         2005     581  1.192 - 1.502         836         --         1.75 - 2.45         7.24 - 13.25
                                         2004     537  1.107 - 1.390         716         --         1.75 - 2.45          3.53 - 7.12
                                         2003     292  1.035 - 1.302         366         --         1.85 - 2.45         6.46 - 37.62

LMPVPII Aggressive Growth                2007      --  1.252 - 1.365          --         --         1.85 - 2.55          3.13 - 3.41
   Subaccount (Class II) (a)             2006     558  1.214 - 1.325         728         --         1.75 - 2.55          8.01 - 8.87
                                         2005     600  1.124 - 1.215         723         --         1.85 - 2.55          6.95 - 7.71
                                         2004     510  1.121 - 1.130         573         --         1.75 - 2.45          1.82 - 6.91
                                         2003      13          1.057          13         --                1.75                 2.03

LMPVET Capital and Income                2007  39,370  1.152 - 1.513      54,483       1.08         1.30 - 2.70        (0.72) - 3.99
   Subaccount (Class II)                 2006  49,167  1.123 - 1.455      65,912       1.39         1.30 - 2.70          7.57 - 9.15
                                         2005  64,578  1.044 - 1.333      79,925       1.15         1.30 - 2.70          1.62 - 6.77
                                         2004  69,906  1.112 - 1.296      84,896       0.93         1.30 - 2.60          2.30 - 3.68
                                         2003  42,262  1.087 - 1.250      50,139       0.67         1.30 - 2.60         3.72 - 23.08

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
LMPVIT Adjustable Rate Income            2007   3,025  0.981 - 1.037       3,046       4.03         1.30 - 2.60        (1.21) - 0.10
   Subaccount                            2006   4,065  0.993 - 1.036       4,113       4.20         1.30 - 2.60          1.43 - 2.68
                                         2005   5,124  0.979 - 1.009       5,087       2.97         1.30 - 2.60        (0.31) - 1.10
                                         2004   4,939  0.982 - 0.998       4,896       1.71         1.30 - 2.60      (1.41) - (0.10)
                                         2003     561  0.996 - 1.000         560       0.65         1.30 - 2.60        (0.40) - 0.10

LMPVIT Diversified Strategic Income      2007   8,105  1.119 - 1.316      10,131       4.72         1.30 - 2.60        (0.62) - 0.62
   Subaccount                            2006  10,106  1.126 - 1.308      12,610       5.63         1.30 - 2.60          2.64 - 4.06
                                         2005  12,591  1.097 - 1.257      15,110       5.19         1.30 - 2.60          0.00 - 1.21
                                         2004  14,278  1.097 - 1.242      17,036       5.29         1.30 - 2.60          2.90 - 5.94
                                         2003  11,488  1.055 - 1.178      13,157       7.81         1.30 - 2.60         1.47 - 10.30

LMPVIT High Income Subaccount            2007  10,569  1.146 - 1.489      14,705       7.47         1.30 - 2.60        (2.27) - 0.97
                                         2006  14,538  1.174 - 1.510      20,536       7.01         1.30 - 2.60          8.11 - 9.54
                                         2005  18,520  1.085 - 1.384      24,072       7.59         1.30 - 2.60          0.00 - 1.97
                                         2004  21,164  1.134 - 1.372      27,423       8.78         1.30 - 2.60          0.08 - 9.02
                                         2003  18,563  1.043 - 1.263      22,024      11.23         1.30 - 2.60         0.46 - 25.81

LMPVIT Money Market Subaccount           2007  20,843  1.013 - 1.157      22,252       4.78         1.30 - 2.45          0.58 - 3.58
                                         2006  14,187  0.990 - 1.117      14,864       4.53         1.30 - 2.50          0.10 - 3.23
                                         2005  15,086  0.969 - 1.082      15,322       2.75         1.30 - 2.45          0.31 - 1.50
                                         2004  17,620  0.966 - 1.066      17,818       0.82         1.30 - 2.45      (1.63) - (0.37)
                                         2003  23,357  0.978 - 1.070      23,854       0.66         1.30 - 2.45        (1.50) - 0.00

LMPVPI Total Return Subaccount           2007      --  1.185 - 1.266          --       0.60         1.85 - 2.65          2.50 - 2.76
   (Class II) (a)                        2006     540  1.156 - 1.232         640       4.94         1.85 - 2.65         5.88 - 10.36
                                         2005      96  1.056 - 1.120         107       1.85         1.85 - 2.55          0.45 - 4.83
                                         2004      74  1.099 - 1.107          81       3.07         1.75 - 2.45          4.07 - 6.65
                                         2003      13          1.038          13       0.26                1.75                 0.97

LMPVPIII Large Cap Value Subaccount (a)  2007      --  1.157 - 1.692          --       0.37         1.30 - 2.45          4.87 - 5.20
                                         2006   6,461  1.101 - 1.610       7,998       1.19         1.30 - 2.45        15.36 - 16.76
                                         2005   7,715  0.948 - 1.385       8,234       1.55         1.30 - 2.45          3.99 - 5.06
                                         2004   8,722  0.906 - 1.322       8,890       1.88         1.30 - 2.45          7.96 - 9.29
                                         2003   9,385  0.833 - 1.216       8,757       1.79         1.30 - 2.45        10.68 - 40.26

Lord Abbett Growth and Income            2007      --  1.485 - 1.699          --         --         1.30 - 2.65          3.56 - 3.99
   Subaccount (Class VC) (a)             2006   7,822  1.264 - 1.634      12,355       1.20         1.30 - 2.65         3.06 - 15.80
                                         2005   8,792  1.106 - 1.411      12,083       0.99         1.30 - 2.65          0.56 - 5.33
                                         2004   8,276  1.248 - 1.385      11,267       1.10         1.30 - 2.65         7.65 - 14.37
                                         2003   3,560  1.138 - 1.245       4,404       1.33         1.30 - 2.60         5.47 - 23.29

Lord Abbett Mid-Cap Value Subaccount     2007      --  1.464 - 2.015          --         --         1.30 - 2.70         9.83 - 10.29
   (Class VC) (a)                        2006   9,271  1.333 - 1.827      16,405       0.46         1.30 - 2.70         9.26 - 10.79
                                         2005  11,345  1.220 - 1.649      18,260       0.48         1.30 - 2.70          1.92 - 6.99
                                         2004   8,801  1.159 - 1.543      13,372       0.40         1.30 - 2.65         2.66 - 22.46
                                         2003   3,702  1.153 - 1.260       4,635       1.13         1.30 - 2.60         3.50 - 24.26

MIST Batterymarch Mid-Cap Stock          2007     667  1.403 - 1.722       1,012       0.31         1.75 - 2.65          3.28 - 4.23
   Subaccount (Class A)                  2006     782  1.350 - 1.659       1,141         --         1.75 - 2.65      (5.44) - (4.86)

MIST BlackRock High Yield                2007   1,090  1.155 - 1.422       1,531       9.60         1.64 - 2.54        (3.27) - 0.99
   Subaccount (Class A)                  2006   1,210  1.250 - 1.410       1,688         --         1.75 - 2.65          4.69 - 5.31

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007   2,091  0.983 - 1.711       2,515         --         1.30 - 2.65        (0.83) - 0.10

MIST BlackRock Large-Cap Core            2007      --  0.983 - 1.713          --       0.69         1.30 - 2.65          4.50 - 5.03
   Subaccount (Class A) (a)              2006   2,664  0.938 - 1.635       3,068         --         1.30 - 2.65          5.15 - 6.12

MIST Dreman Small-Cap Value              2007     605  1.291 - 1.334         795         --         1.30 - 2.55      (6.45) - (1.58)
   Subaccount (Class A)                  2006     355  1.339 - 1.365         478       0.82         1.30 - 2.45         5.93 - 13.75

MIST Harris Oakmark International        2007   5,102  1.480 - 1.912       9,038       0.91         1.29 - 2.54      (9.26) - (2.14)
   Subaccount (Class A)                  2006   4,862  1.626 - 1.962       8,865         --         1.26 - 2.41         9.56 - 10.42

MIST Janus Forty Subaccount (Class A)    2007   1,208  1.661 - 2.111       2,210       0.14         1.30 - 2.45        27.30 - 28.73
                                         2006     640  1.300 - 1.646         933         --         1.30 - 2.45          1.73 - 2.75

MIST Lazard Mid-Cap Subaccount
   (Class B) (b)                         2007     290  1.090 - 1.122         321         --         1.30 - 2.45    (12.87) - (12.21)

MIST Legg Mason Partners Managed         2007      51  1.226 - 1.249          63       1.50         1.75 - 2.25          0.99 - 4.52
   Assets Subaccount (Class A)           2006      18  1.183 - 1.195          21         --         1.75 - 2.15          5.34 - 5.57

MIST Lord Abbett Bond Debenture          2007   1,516  1.281 - 1.460       2,173       5.62         1.75 - 2.65          4.06 - 5.02
   Subaccount (Class A)                  2006   1,746  1.231 - 1.396       2,393         --         1.75 - 2.65          4.06 - 4.71

MIST Lord Abbett Growth and Income       2007  27,540  1.078 - 1.104      30,053       0.67         1.30 - 2.70        (2.16) - 2.41
   Subaccount (Class B)                  2006  22,966  1.068 - 1.078      24,644         --         1.30 - 2.70          6.69 - 7.69

MIST Lord Abbett Mid-Cap Value           2007  12,863  1.043 - 1.067      13,558       0.03         1.30 - 2.65     (10.78) - (0.56)
   Subaccount (Class B)                  2006     324  1.067 - 1.074         346         --         1.30 - 2.25         5.41 - 12.99

MIST Met/AIM Capital Appreciation        2007   3,460  1.072 - 1.591       4,104       0.09         1.30 - 2.60         9.01 - 10.44
   Subaccount (Class A)                  2006   3,740  0.973 - 1.446       4,068       0.18         1.30 - 2.60      (1.89) - (1.00)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)              2007     422  1.217 - 1.310         544         --         1.85 - 2.45          2.49 - 2.91

MIST Met/AIM Small Cap Growth            2007     167  1.361 - 1.393         230         --         1.70 - 2.60          2.06 - 9.51
   Subaccount (Class A)                  2006      83  1.254 - 1.272         105         --         1.70 - 2.60        (1.42) - 7.07

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007      39  2.912 - 3.505         116         --         1.85 - 2.45        24.51 - 25.00

MIST MFS Research International
   Subaccount (Class B) (b)              2007   2,494  1.580 - 2.247       4,938         --         1.30 - 2.55        (3.39) - 4.69

MIST MFS Value Subaccount                2007   3,034  1.440 - 1.501       4,464         --         1.30 - 2.55          4.42 - 6.23
   (Class A)                             2006   2,788  1.371 - 1.413       3,880       1.39         1.30 - 2.55         9.78 - 10.74

MIST Neuberger Berman Real Estate        2007   2,806  1.005 - 1.028       2,851       1.10         1.30 - 2.65     (24.83) - (5.80)
   Subaccount (Class A)                  2006   3,564  1.212 - 1.223       4,335         --         1.30 - 2.65         5.01 - 21.93

MIST Oppenheimer Capital Appreciation    2007     203  1.116 - 1.129         229         --         1.85 - 2.55       (3.52) - 12.23
   Subaccount (Class B)                  2006     230  1.001 - 1.006         231         --         1.85 - 2.55         0.70 - 11.07

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)              2007   9,252  1.119 - 1.228      11,063         --         1.30 - 2.65          5.56 - 6.50

MIST Pioneer Fund Subaccount             2007     763  1.305 - 1.657       1,220       0.98         1.30 - 2.60        (1.73) - 3.63
   (Class A)                             2006   1,055  1.421 - 1.599       1,647         --         1.30 - 2.60          6.84 - 7.75

MIST Pioneer Mid-Cap Value Subaccount    2007      --  1.251 - 1.278          --       0.47         1.30 - 2.45        10.11 - 10.48
   (Class A) (a)                         2006     142  1.136 - 1.157         163       0.19         1.30 - 2.45         1.06 - 14.29

MIST Pioneer Strategic Income            2007   2,752  1.088 - 1.239       3,328       0.69         1.30 - 2.55        (0.25) - 5.27
   Subaccount (Class A)                  2006   2,988  1.044 - 1.177       3,466       5.33         1.30 - 2.45          2.97 - 3.79

MIST Third Avenue Small Cap Value        2007  11,393  0.965 - 0.987      11,122       0.57         1.30 - 2.65      (5.58) - (4.27)
   Subaccount (Class B)                  2006   6,636  1.022 - 1.031       6,806         --         1.30 - 2.65          1.89 - 2.79

MSF BlackRock Aggressive Growth          2007   4,011  1.007 - 1.822       4,722         --         1.30 - 2.70        17.21 - 18.87
   Subaccount (Class D)                  2006   5,128  0.854 - 1.540       5,078         --         1.30 - 2.70      (3.09) - (2.21)

MSF BlackRock Bond Income                2007   1,942  1.073 - 1.208       2,246       3.29         1.75 - 2.65          3.57 - 4.41
   Subaccount (Class A)                  2006   2,154  1.036 - 1.157       2,396         --         1.75 - 2.65          3.08 - 3.77

MSF BlackRock Bond Income                2007  10,354  1.070 - 1.321      12,284       3.24         1.30 - 2.55          3.50 - 4.76
   Subaccount (Class E)                  2006  12,668  1.042 - 1.261      14,433         --         1.30 - 2.45          3.23 - 3.96

MSF BlackRock Money Market               2007   2,696  1.020 - 1.054       2,786       4.94         1.75 - 2.75          0.38 - 3.33
   Subaccount (Class A)                  2006   2,162  0.995 - 1.020       2,174       3.30         1.75 - 2.75          1.19 - 2.11

MSF Capital Guardian U.S. Equity         2007   2,637  0.731 - 1.352       2,247       0.40         1.30 - 2.45      (6.23) - (1.45)
   Subaccount (Class A)                  2006   2,490  0.743 - 1.377       2,151         --         1.30 - 2.45          2.22 - 4.04

MSF FI Large Cap Subaccount              2007   9,922  0.818 - 1.414       9,526       0.17         1.30 - 2.65          1.26 - 2.58
   (Class A)                             2006  12,353  0.799 - 1.384      11,510         --         1.30 - 2.65          0.63 - 1.62

MSF FI Value Leaders Subaccount          2007   8,007  1.246 - 1.511      11,532       0.85         1.30 - 2.65          1.37 - 2.77
   (Class D)                             2006   9,944  1.218 - 1.477      14,010         --         1.30 - 2.65          1.86 - 2.76

MSF MetLife Aggressive Allocation        2007   1,022  1.060 - 1.083       1,092       0.07         1.30 - 2.55          0.38 - 1.98
   Subaccount (Class B)                  2006     923  1.054 - 1.062         976         --         1.30 - 2.55         5.19 - 12.03

MSF MetLife Conservative Allocation      2007   1,630  1.071 - 1.089       1,753         --         1.30 - 2.25          2.47 - 4.21
   Subaccount (Class B)                  2006     365  1.037 - 1.043         380         --         1.55 - 2.40          3.60 - 4.20

MSF MetLife Conservative to Moderate     2007     490  1.067 - 1.088         526         --         1.30 - 2.45          1.12 - 3.72
   Allocation Subaccount (Class B)       2006     541  1.043 - 1.048         565         --         1.80 - 2.45        (0.67) - 7.73

MSF MetLife Moderate Allocation          2007   5,467  1.064 - 1.088       5,874       0.01         1.30 - 2.65        (3.58) - 2.93
   Subaccount (Class B)                  2006   3,903  1.048 - 1.057       4,101         --         1.30 - 2.55         1.74 - 10.01

MSF MetLife Moderate to Aggressive       2007   6,804  1.065 - 1.088       7,320       0.03         1.30 - 2.60          1.14 - 2.45
   Allocation Subaccount (Class B)       2006   6,103  1.052 - 1.062       6,449         --         1.30 - 2.60         4.99 - 11.81

MSF MFS Total Return Subaccount
   (Class B) (b)                         2007     116  0.973 - 0.974         113         --         2.35 - 2.50        (0.41) - 0.41

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
MSF MFS Total Return Subaccount          2007  36,517  1.124 - 1.554      52,316       2.00         1.30 - 2.65          1.41 - 2.85
   (Class F)                             2006  43,909  1.104 - 1.511      61,560         --         1.30 - 2.65          6.13 - 7.09

MSF Oppenheimer Global Equity            2007   6,961  1.080 - 1.105       7,596       0.89         1.30 - 2.65          2.14 - 4.94
   Subaccount (Class B)                  2006   7,601  1.044 - 1.053       7,964         --         1.24 - 2.59         4.82 - 16.19

MSF T. Rowe Price Large Cap Growth       2007   4,784  1.132 - 1.154       5,494       0.21         1.30 - 2.45          1.87 - 7.75
   Subaccount (Class B)                  2006   6,288  1.063 - 1.071       6,722         --         1.30 - 2.45          6.51 - 7.31

MSF Western Asset Management High        2007      --  1.164 - 1.196          --      10.26         1.75 - 2.65          3.47 - 3.73
   Yield Bond Subaccount (Class A) (a)   2006     181  1.125 - 1.153         207         --         1.75 - 2.65          5.44 - 6.17

MSF Western Asset Management U.S.        2007      69  1.073 - 1.101          75       2.72         1.60 - 2.40          1.86 - 2.71
   Government Subaccount (Class A)       2006      70  1.053 - 1.077          74         --         1.60 - 2.40          2.87 - 3.38

PIMCO VIT Real Return Subaccount         2007      --  1.059 - 1.153          --       1.55         1.30 - 2.65          1.63 - 2.13
   (Administrative Class) (a)            2006  11,166  1.042 - 1.129      12,325       4.22         1.30 - 2.65      (1.91) - (0.62)
                                         2005  13,461  1.061 - 1.136      15,024       2.78         1.30 - 2.65        (0.63) - 0.80
                                         2004  12,333  1.066 - 1.127      13,747       1.04         1.30 - 2.65          5.21 - 7.44
                                         2003   5,346  1.041 - 1.049       5,580       0.50         1.30 - 2.60        (1.13) - 5.12

PIMCO VIT Total Return Subaccount        2007  40,334  1.112 - 1.355      49,313       4.80         1.30 - 2.70          5.80 - 7.37
   (Administrative Class)                2006  48,442  1.051 - 1.262      55,490       4.41         1.30 - 2.70          1.06 - 2.52
                                         2005  57,303  1.039 - 1.231      64,250       3.40         1.30 - 2.70        (1.14) - 1.07
                                         2004  59,889  1.043 - 1.218      67,209       1.89         1.30 - 2.65          1.55 - 3.57
                                         2003  51,348  1.022 - 1.176      56,496       2.78         1.30 - 2.60        (1.14) - 3.70

Pioneer America Income VCT               2007      --  1.029 - 1.062          --       3.96         1.85 - 2.75          2.73 - 3.51
   Subaccount (Class II) (d)             2006     279  1.001 - 1.026         283       4.44         1.85 - 2.75        (0.69) - 1.28
                                         2005     263  1.000 - 1.020         265       4.45         1.85 - 2.75      (1.07) - (0.10)
                                         2004     218  1.007 - 1.014         220       4.04         1.85 - 2.45        (0.89) - 1.00

Pioneer Bond VCT Subaccount
   (Class II) (c)                        2007     220  1.090 - 1.091         240       0.64         1.85 - 2.75          9.00 - 9.10

Pioneer Cullen Value VCT Subaccount      2007     225  1.288 - 1.320         294       0.79         1.85 - 2.75          3.54 - 4.43
   (Class II)                            2006     230  1.244 - 1.264         289       0.16         1.85 - 2.75         8.86 - 14.68
                                         2005     130  1.092 - 1.097         143         --         2.10 - 2.75         4.78 - 10.71

Pioneer Emerging Markets VCT             2007      99  3.162 - 3.294         323       0.35         1.85 - 2.75         3.09 - 41.66
   Subaccount (Class II)                 2006     106  2.282 - 2.356         246       0.30         1.85 - 2.75        31.83 - 33.03
                                         2005     108  1.731 - 1.771         190       0.49         1.85 - 2.75        28.99 - 35.09
                                         2004      80  1.302 - 1.311         104       0.36         1.85 - 2.45        11.00 - 24.62

Pioneer Equity Income VCT                2007     646  1.349 - 1.485         937       2.30         1.85 - 2.55      (2.03) - (1.33)
   Subaccount (Class II)                 2006     622  1.377 - 1.505         917       2.32         1.85 - 2.55        19.11 - 19.92
                                         2005     700  1.156 - 1.255         864       2.18         1.85 - 2.55        (0.52) - 4.28
                                         2004     560  1.204 - 1.212         676       2.11         1.85 - 2.45        10.56 - 15.10

Pioneer Equity Opportunity VCT
   Subaccount (Class II) (d)             2007      --  1.274 - 1.285          --         --         1.85 - 2.25      (0.62) - (0.54)

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Pioneer Fund VCT Subaccount              2007     792  1.303 - 1.401       1,090       1.09         1.85 - 2.55          0.00 - 2.86
   (Class II)                            2006     425  1.337 - 1.367         573       1.09         1.85 - 2.45        13.50 - 14.39
                                         2005     458  1.178 - 1.195         543       1.13         1.85 - 2.45          3.42 - 4.09
                                         2004     343  1.139 - 1.148         392       1.18         1.75 - 2.45         7.30 - 10.42
                                         2003      13          1.053          13         --                1.75                 1.64

Pioneer Global High Yield VCT            2007     275  1.124 - 1.152         314       8.25         1.85 - 2.75        (0.71) - 0.26
   Subaccount (Class II)                 2006      87  1.132 - 1.149          99       7.29         1.85 - 2.75          0.18 - 9.95
                                         2005      14  1.039 - 1.045          14       3.60         1.85 - 2.75          1.75 - 2.87

Pioneer High Yield VCT Subaccount        2007     740  1.153 - 1.192         872       5.07         1.85 - 2.65        (2.54) - 3.65
   (Class II)                            2006     896  1.129 - 1.154       1,023       5.30         1.85 - 2.75          5.59 - 6.46
                                         2005     990  1.069 - 1.084       1,067       5.23         1.85 - 2.75      (0.74) - (0.09)
                                         2004     733  1.077 - 1.085         792       5.03         1.75 - 2.45          2.87 - 5.85
                                         2003      13          1.025          13       0.14                1.75                 0.39

Pioneer Ibbotson Aggressive Allocation   2007     361  1.237 - 1.260         450       1.20         1.85 - 2.55          2.57 - 3.28
   VCT Subaccount (Class II)             2006     361  1.206 - 1.220         438       0.24         1.85 - 2.55         7.45 - 14.99
                                         2005      83  1.083 - 1.084          90         --         2.10 - 2.35        (0.46) - 2.56

Pioneer Ibbotson Growth Allocation VCT   2007   6,796  1.089 - 1.229       8,176       1.01         1.85 - 2.90          0.50 - 3.80
   Subaccount (Class II)                 2006   2,345  1.060 - 1.184       2,714       0.17         1.85 - 2.90         0.09 - 10.29
                                         2005      98  1.065 - 1.069         104         --         2.10 - 2.75          2.99 - 3.10

Pioneer Ibbotson Moderate Allocation     2007   6,287  1.077 - 1.182       7,316       1.02         1.85 - 2.85          2.67 - 3.78
   VCT Subaccount (Class II)             2006   3,495  1.049 - 1.139       3,945       0.21         1.85 - 2.85        (0.29) - 9.01
                                         2005     194  1.044 - 1.049         203         --         1.85 - 2.75          0.00 - 4.50

Pioneer Independence VCT Subaccount      2007      92  1.139 - 1.229         108         --         1.85 - 2.55          4.68 - 5.40
   (Class II)                            2006      85  1.085 - 1.166          95         --         1.85 - 2.55         6.26 - 12.32
                                         2005      22  1.075 - 1.087          23       0.59         2.25 - 2.55          0.09 - 0.93
                                         2004      21  1.068 - 1.070          23         --         2.25 - 2.45         2.39 - 11.02

Pioneer International Value VCT          2007     100  1.720 - 1.922         190       0.32         1.85 - 2.75        10.19 - 11.16
   Subaccount (Class II)                 2006      86  1.561 - 1.729         147       0.25         1.85 - 2.75         4.66 - 19.86
                                         2005      30  1.309 - 1.425          43       0.06         2.25 - 2.75        12.65 - 17.82
                                         2004      29          1.265          36       0.41                2.25                15.74

Pioneer Mid Cap Value VCT Subaccount     2007     270  1.338 - 1.514         391       0.59         1.85 - 2.75          2.45 - 3.42
   (Class II)                            2006     252  1.306 - 1.464         354         --         1.85 - 2.75         9.29 - 10.24
                                         2005     304  1.195 - 1.328         391       0.18         1.85 - 2.75        (0.50) - 6.62
                                         2004     114  1.249 - 1.257         143       0.30         1.85 - 2.45        12.61 - 19.64

Pioneer Oak Ridge Large Cap Growth       2007     321  1.160 - 1.243         392       0.19         1.85 - 2.75          5.16 - 6.15
   VCT Subaccount (Class II)             2006     347  1.098 - 1.171         401       0.03         1.85 - 2.75        (0.72) - 0.86
                                         2005     357  1.124 - 1.161         413       0.15         1.85 - 2.75         5.79 - 12.41
                                         2004     177  1.089 - 1.093         193         --         1.85 - 2.25         4.81 - 12.59

Pioneer Real Estate Shares VCT           2007     144  1.535 - 1.665         234       2.60         1.85 - 2.55    (21.16) - (20.60)
   Subaccount (Class II)                 2006     151  1.947 - 2.097         309       2.42         1.85 - 2.55        20.63 - 33.99
                                         2005     134  1.463 - 1.565         206       3.46         1.85 - 2.55         3.83 - 12.75
                                         2004      54  1.378 - 1.388          74       3.27         1.85 - 2.45        20.88 - 22.18

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Pioneer Small and Mid Cap Growth VCT     2007      --  1.349 - 1.373          --         --         1.85 - 2.35        17.51 - 17.96
   Subaccount (Class II) (d)             2006      75  1.148 - 1.164          87         --         1.85 - 2.35          5.32 - 5.82
                                         2005      75  1.090 - 1.100          82         --         1.85 - 2.35          2.16 - 6.31
                                         2004      18  1.067 - 1.071          19         --         1.85 - 2.35          2.59 - 5.75

Pioneer Small Cap Value VCT              2007     171  1.257 - 1.392         233       0.49         1.85 - 2.55      (9.55) - (8.90)
   Subaccount (Class II)                 2006     186  1.389 - 1.528         279         --         1.85 - 2.55         9.38 - 12.11
                                         2005     204  1.249 - 1.363         274         --         1.85 - 2.55          2.97 - 9.04
                                         2004      81  1.242 - 1.250         101         --         1.85 - 2.45        13.47 - 20.23

Pioneer Strategic Income VCT             2007   1,208  1.167 - 1.208       1,436       5.15         1.85 - 2.75          3.27 - 4.23
   Subaccount (Class II)                 2006   1,259  1.130 - 1.159       1,444       5.13         1.85 - 2.75          1.98 - 4.23
                                         2005     942  1.093 - 1.112       1,040       5.57         1.85 - 2.75        (0.81) - 1.75
                                         2004     692  1.098 - 1.105         762       5.00         1.85 - 2.45          5.37 - 6.47

Pioneer Value VCT Subaccount             2007      --  1.233 - 1.346          --       2.76         1.85 - 2.55      (0.72) - (0.07)
   (Class II) (d)                        2006     366  1.242 - 1.347         484       0.22         1.85 - 2.55        10.13 - 12.91
                                         2005     340  1.107 - 1.193         399       0.08         1.85 - 2.55        (0.81) - 2.76
                                         2004     233  1.153 - 1.161         269       0.03         1.85 - 2.45          4.42 - 8.24

Putnam VT Discovery Growth               2007     125  0.964 - 1.598         156         --         1.30 - 2.25          7.90 - 8.89
   Subaccount (Class IB)                 2006     158  0.887 - 1.515         184         --         1.30 - 2.25          8.58 - 9.62
                                         2005     229  0.811 - 1.387         239         --         1.30 - 2.25          4.84 - 5.94
                                         2004     461  0.768 - 1.315         494         --         1.30 - 2.25          5.17 - 6.18
                                         2003     502  0.725 - 1.244         499         --         1.30 - 2.25        23.70 - 30.36

Putnam VT International Equity           2007      --  1.512 - 2.152          --       2.90         1.30 - 2.45          7.98 - 8.33
   Subaccount (Class IB) (a)             2006   2,558  1.397 - 1.989       4,495       0.62         1.30 - 2.45        11.15 - 26.07
                                         2005   2,421  1.111 - 1.584       3,425       1.47         1.30 - 2.45         9.48 - 10.85
                                         2004   2,574  1.005 - 1.436       3,323       1.49         1.30 - 2.45         7.08 - 14.92
                                         2003   2,562  0.879 - 1.257       2,895       0.55         1.30 - 2.45        22.80 - 37.98

Putnam VT Small Cap Value                2007      --  1.514 - 2.311          --       0.53         1.30 - 2.60          6.41 - 6.93
   Subaccount (Class IB) (a)             2006   3,863  1.422 - 2.164       7,989       0.34         1.30 - 2.60        14.35 - 15.74
                                         2005   4,709  1.243 - 1.877       8,487       0.18         1.30 - 2.60          4.28 - 7.93
                                         2004   4,591  1.507 - 1.783       7,923       0.35         1.30 - 2.60        22.93 - 24.58
                                         2003   3,941  1.215 - 1.439       5,469       0.25         1.30 - 2.60         9.22 - 54.65

Van Kampen LIT Comstock                  2007   2,442  1.113 - 1.586       3,531       1.62         1.75 - 2.65      (4.91) - (4.07)
   Subaccount (Class II)                 2006   2,880  1.166 - 1.659       4,377       1.35         1.75 - 2.65        13.08 - 14.11
                                         2005   3,546  1.028 - 1.461       4,762       0.96         1.75 - 2.65          1.38 - 4.37
                                         2004   3,714  1.127 - 1.433       4,863       0.69         1.75 - 2.65        13.09 - 15.26
                                         2003   2,528  0.979 - 1.247       2,788       0.43         1.85 - 2.45         1.55 - 31.02

Van Kampen LIT Enterprise                2007      80  1.102 - 1.466          97       0.17         1.85 - 2.25         9.95 - 10.30
   Subaccount (Class II)                 2006      89  1.000 - 1.332         100       0.19         1.85 - 2.25          4.41 - 4.88
                                         2005     108  0.956 - 1.275         117       0.47         1.85 - 2.25          5.48 - 5.94
                                         2004      98  0.904 - 1.207          98       0.14         1.85 - 2.25          1.52 - 3.78
                                         2003      85  0.889 - 1.187          80       0.32         1.85 - 2.25         8.68 - 23.51

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               ------  -------------  ----------  -------------  ----------------  -----------------
Van Kampen LIT Strategic Growth          2007   4,939  0.873 - 1.560       4,900       0.05         1.30 - 2.60        13.89 - 15.41
   Subaccount (Class I)                  2006   6,396  0.758 - 1.357       5,493         --         1.30 - 2.60          0.25 - 1.58
                                         2005   7,611  0.749 - 1.342       6,449       0.28         1.30 - 2.60          5.17 - 6.48
                                         2004   9,178  0.704 - 1.264       7,243         --         1.30 - 2.60          3.29 - 8.69
                                         2003   9,929  0.668 - 1.201       7,282         --         1.30 - 2.60         0.33 - 28.77

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

2 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

3 These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                     This page is intentionally left blank.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP
                              CORE EQUITY    AIM V.I. CAPITAL APPRECIATION  AIM V.I. CORE EQUITY
                              SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                              (SERIES II)             (SERIES II)                (SERIES I)
                           ----------------  -----------------------------  --------------------
                            2007      2006         2007 (a)    2006          2007 (a)    2006
                           -------  -------        --------  -------         --------  --------
Accumulation and
   annuity units
   beginning of year       262,671  255,024         458,890  240,879          734,358        --
Accumulation units issued
   and transferred from
   other funding options     4,731   17,929         (23,020) 241,026            4,156   882,228
Accumulation units
   redeemed and
   transferred to other
   funding options          (9,822) (10,282)       (435,870) (23,015)        (738,514) (147,870)
Annuity units                   --       --              --       --               --        --
                           -------  -------        --------  -------         --------   -------
Accumulation and annuity
   units end of year       257,580  262,671              --  458,890               --   734,358
                           =======  =======        ========  =======         ========   =======

                           CREDIT SUISSE TRUST  DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                             EMERGING MARKETS          SUBACCOUNT                   SUBACCOUNT
                                SUBACCOUNT          (INITIAL SHARES)             (INITIAL SHARES)
                           -------------------  ------------------------  ------------------------------
                            2007 (a)   2006          2007     2006               2007       2006
                            --------  ------       --------  -------           --------  ---------
Accumulation and
   annuity units
   beginning of year         46,867   55,803        437,105  464,982            957,875  1,250,182
Accumulation units issued
   and transferred from
   other funding options        248      574          8,700   25,490             33,847     21,033
Accumulation units
   redeemed and
   transferred to other
   funding options          (47,115)  (9,510)      (144,518) (53,367)          (182,948)  (313,340)
Annuity units                    --       --             --       --                 --         --
                            -------   ------       --------  -------           --------   --------
Accumulation and annuity
   units end of year             --   46,867        301,287  437,105            808,774    957,875
                            =======   ======       ========  =======           ========   ========

                                AMERICAN FUNDS                                     AMERICAN FUNDS
                                GLOBAL GROWTH         AMERICAN FUNDS GROWTH         GROWTH-INCOME
                                  SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                  (CLASS 2)                 (CLASS 2)                 (CLASS 2)
                           -----------------------  ------------------------  ------------------------
                               2007        2006         2007         2006         2007         2006
                           -----------  ----------  -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year        25,747,129  25,192,945   66,299,825   69,340,330   69,039,294   74,385,817
Accumulation units issued
   and transferred from
   other funding options     2,470,718   3,736,844    6,504,378    8,021,053    3,314,686    6,657,902
Accumulation units
   redeemed and
   transferred to other
   funding options          (5,052,401) (3,182,660) (20,033,421) (11,061,558) (17,343,656) (12,004,425)
Annuity units                   (9,139)         --      (10,132)          --       (8,506)          --
                            ----------  ----------   ----------   ----------   ----------   ----------
Accumulation and annuity
   units end of year        23,156,307  25,747,129   52,760,650   66,299,825   55,001,818   69,039,294
                            ==========  ==========   ==========   ==========   ==========   ==========

                                                                             FIDELITY VIP DYNAMIC CAPITAL
                           FIDELITY VIP CONTRAFUND  FIDELITY VIP CONTRAFUND          APPRECIATION
                                 SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                              (SERVICE CLASS 2)         (SERVICE CLASS)            (SERVICE CLASS 2)
                           -----------------------  -----------------------  ----------------------------
                               2007        2006        2007        2006             2007     2006
                           -----------  ---------   ----------  ----------        -------  --------
Accumulation and
   annuity units
   beginning of year         2,449,071  2,472,196   10,236,228  10,190,628        285,792   295,842
Accumulation units issued
   and transferred from
   other funding options       259,487    423,939    1,177,826   2,637,288             95   118,929
Accumulation units
   redeemed and
   transferred to other
   funding options            (543,323)  (447,064)  (2,871,917) (2,591,688)       (33,285) (128,979)
Annuity units                       --         --       (7,065)         --             --        --
                             ---------  ---------    ---------  ----------        -------   -------
Accumulation and annuity
   units end of year         2,165,235  2,449,071    8,535,072  10,236,228        252,602   285,792
                             =========  =========    =========  ==========        =======   =======

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                   FTVIPT FRANKLIN INCOME  FTVIPT FRANKLIN RISING
                            FIDELITY VIP MID CAP         SECURITIES         DIVIDENDS SECURITIES
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                              (SERVICE CLASS 2)           (CLASS 2)               (CLASS 2)
                           ----------------------  ----------------------  ----------------------
                              2007        2006        2007        2006       2007     2006
                           ----------  ----------  ----------  ----------  -------  --------
Accumulation and
   annuity units
   beginning of year       10,252,758  10,976,841   2,849,415   1,130,035  840,998   912,332
Accumulation units issued
   and transferred from
   other funding options      478,773   1,730,961   3,381,310   3,176,358   29,265   101,075
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,136,225) (2,455,044) (1,010,010) (1,456,978) (52,631) (172,409)
Annuity units                  (4,757)         --     (50,337)         --       --        --
                           ----------  ----------   ---------   ---------  -------   -------
Accumulation and annuity
   units end of year        8,590,549  10,252,758   5,170,378   2,849,415  817,632   840,998
                           ==========  ==========   =========   =========  =======   =======

                           JANUS ASPEN GLOBAL LIFE  JANUS ASPEN GLOBAL
                                   SCIENCES             TECHNOLOGY      JANUS ASPEN MID CAP GROWTH
                                  SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                               (SERVICE SHARES)      (SERVICE SHARES)        (SERVICE SHARES)
                           -----------------------  ------------------  --------------------------
                                 2007    2006          2007     2006         2007        2006
                               -------  ------        ------  -------     ----------  ---------
Accumulation and
   annuity units
   beginning of year            36,153  44,081        80,516  103,306      4,255,631  4,870,827
Accumulation units issued
   and transferred from
   other funding options           360     822         5,048   17,279        290,183     63,578
Accumulation units
   redeemed and
   transferred to other
   funding options             (14,455) (8,750)       (8,321) (40,069)    (1,097,240)  (678,774)
Annuity units                       --      --            --       --             --         --
                               -------  ------        ------  -------     ----------  ---------
Accumulation and annuity
   units end of year            22,058  36,153        77,243   80,516      3,448,574  4,255,631
                               =======  ======        ======  =======     ==========  =========

                                FTVIPT FRANKLIN
                             SMALL-MID CAP GROWTH   FTVIPT TEMPLETON DEVELOPING  FTVIPT TEMPLETON FOREIGN
                                  SECURITIES            MARKETS SECURITIES              SECURITIES
                                  SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                   (CLASS 2)                 (CLASS 2)                   (CLASS 2)
                           -----------------------  ---------------------------  ------------------------
                               2007        2006           2007       2006            2007        2006
                           -----------  ----------     ---------  ----------      ----------  ----------
Accumulation and
   annuity units
   beginning of year         7,931,041   9,720,001     3,299,515   3,431,926      14,654,522  15,564,929
Accumulation units issued
   and transferred from
   other funding options       114,465     346,280       522,580   1,253,458         822,268   2,165,269
Accumulation units
   redeemed and
   transferred to other
   funding options          (2,044,477) (2,135,240)     (968,800) (1,385,869)     (3,942,369) (3,075,676)
Annuity units                       --          --          (607)         --          (1,237)         --
                            ----------  ----------      --------  ----------      ----------  ----------
Accumulation and annuity
   units end of year         6,001,029   7,931,041     2,852,688   3,299,515      11,533,184  14,654,522
                            ==========  ==========      ========  ==========      ==========  ==========

                           JANUS ASPEN WORLDWIDE GROWTH  LMPIS PREMIER SELECTIONS  LMPVET AGGRESSIVE GROWTH
                                    SUBACCOUNT                ALL CAP GROWTH              SUBACCOUNT
                                 (SERVICE SHARES)               SUBACCOUNT                 (CLASS I)
                           ----------------------------  ------------------------  ------------------------
                                   2007     2006           2007 (a)      2006          2007        2006
                                 -------  -------         ----------  ---------    -----------  ----------
Accumulation and
   annuity units
   beginning of year             145,446  223,930          2,231,141  2,458,758     41,760,751  48,566,231
Accumulation units issued
   and transferred from
   other funding options           5,624      114              2,205     80,457      2,958,291   2,333,025
Accumulation units
   redeemed and
   transferred to other
   funding options               (43,814) (78,598)        (2,233,346)  (308,074)   (10,796,798) (9,139,282)
Annuity units                         --       --                 --         --         (9,053)        777
                                 -------  -------         ----------   --------    -----------  ----------
Accumulation and annuity
   units end of year             107,256  145,446                 --  2,231,141     33,913,191  41,760,751
                                 =======  =======         ==========   ========    ===========  ==========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION   LMPVET APPRECIATION
                                  SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                  (CLASS II)                (CLASS I)             (CLASS II)
                           ------------------------  ----------------------  -------------------
                                2007 (b)  2006          2007        2006        2007 (c)  2006
                                --------  ----       ----------  ----------    ---------  ----
Accumulation and
   annuity units
   beginning of year                 --    --        22,666,800  26,702,030           --    --
Accumulation units issued
   and transferred from
   other funding options        560,054    --           242,691     343,868    5,695,483    --
Accumulation units
   redeemed and
   transferred to other
   funding options              (70,875)   --        (3,846,517) (4,379,098)    (245,671)   --
Annuity units                        --    --                --          --           --    --
                                -------   ---        ----------  ----------    ---------   ---
Accumulation and annuity
   units end of year            489,179    --        19,062,974  22,666,800    5,449,812    --
                                =======   ===        ==========  ==========    =========   ===

                           LMPVET FUNDAMENTAL VALUE                        LMPVET INTERNATIONAL
                                  SUBACCOUNT         LMPVET GLOBAL EQUITY  ALL CAP OPPORTUNITY
                                   (CLASS I)              SUBACCOUNT            SUBACCOUNT
                           ------------------------  --------------------  --------------------
                              2007        2006        2007        2006        2007       2006
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       26,344,402  32,160,880  14,816,916  16,335,057  2,696,445  3,460,887
Accumulation units issued
   and transferred from
   other funding options    9,316,662     903,758     395,082   1,542,745     12,505    133,752
Accumulation units
   redeemed and
   transferred to other
   funding options         (8,024,446) (6,720,236) (3,042,140) (3,060,886)  (808,691)  (898,194)
Annuity units                      --          --          --          --         --         --
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity
   units end of year       27,636,618  26,344,402  12,169,858  14,816,916  1,900,259  2,696,445
                           ==========  ==========  ==========  ==========  =========  =========

                                                                                 LMPVET EQUITY INDEX
                                LMPVET CAPITAL       LMPVET DIVIDEND STRATEGY         SUBACCOUNT
                                  SUBACCOUNT                SUBACCOUNT                (CLASS II)
                           ------------------------  ------------------------  ----------------------
                               2007         2006          2007       2006         2007        2006
                           -----------  -----------    ---------  ---------    ----------  ----------
Accumulation and
   annuity units
   beginning of year        61,915,681   80,427,810    1,717,744  2,153,588    10,861,549  12,248,241
Accumulation units issued
   and transferred from
   other funding options       667,955    1,109,241       46,184     55,759       111,516     168,987
Accumulation units
   redeemed and
   transferred to other
   funding options         (12,843,280) (19,621,370)    (248,053)  (491,603)   (1,816,495) (1,555,679)
Annuity units                       --           --           --         --            --          --
                           -----------  -----------     --------   --------    ----------  ----------
Accumulation and annuity
   units end of year        49,740,356   61,915,681    1,515,875  1,717,744     9,156,570  10,861,549
                           ===========  ===========     ========   ========    ==========  ==========

                               LMPVET INVESTORS     LMPVET LARGE CAP GROWTH    LMPVET MID CAP CORE
                                  SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                  (CLASS I)                (CLASS I)                (CLASS I)
                           -----------------------  -----------------------  ----------------------
                               2007        2006        2007        2006         2007        2006
                           -----------  ----------  ----------  ----------   ----------  ----------
Accumulation and
   annuity units
   beginning of year         6,988,322  10,080,697  18,872,137  22,842,147    9,313,525  11,236,130
Accumulation units issued
   and transferred from
   other funding options     5,343,697     225,790     466,556     534,244      114,859     142,888
Accumulation units
   redeemed and
   transferred to other
   funding options          (2,229,353) (3,318,165) (4,249,528) (4,504,254)  (2,376,089) (2,065,910)
Annuity units                       --          --          --          --         (156)        417
                            ----------  ----------  ----------  ----------   ----------  ----------
Accumulation and annuity
   units end of year        10,102,666   6,988,322  15,089,165  18,872,137    7,052,139   9,313,525
                            ==========  ==========  ==========  ==========   ==========   =========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           LMPVET MULTIPLE DISCIPLINE
                                    LARGE CAP          LMPVET SMALL CAP GROWTH       LMPVPI ALL CAP
                                GROWTH AND VALUE              SUBACCOUNT               SUBACCOUNT
                                   SUBACCOUNT                 (CLASS I)                (CLASS I)
                           --------------------------  -----------------------  -----------------------
                              2007 (d)      2006          2007        2006       2007 (a)       2006
                             ----------  ----------    ----------  ----------   ----------  -----------
Accumulation and
   annuity units
   beginning of year          6,467,764   7,888,159     3,325,323   6,708,896    9,415,250   11,737,699
Accumulation units issued
   and transferred from
   other funding options        330,456     278,416     1,759,683     138,337       64,123      250,670
Accumulation units
   redeemed and
   transferred to other
   funding options           (6,798,220) (1,698,811)   (1,149,364) (3,521,910)  (9,479,373)  (2,573,119)
Annuity units                        --          --          (111)         --           --           --
                             ----------  ----------    ----------  ----------   ----------   ----------
Accumulation and annuity
   units end of year                 --   6,467,764     3,935,531   3,325,323           --    9,415,250
                             ==========  ==========    ==========  ==========   ==========   ==========

                           LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH  LMPVPII AGGRESSIVE GROWTH
                                  SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                  (CLASS I)                 (CLASS I)                  (CLASS II)
                           -----------------------  -------------------------  -------------------------
                             2007 (a)    2006          2007 (a)    2006            2007 (a)    2006
                             --------  --------        --------  --------          --------  -------
Accumulation and
   annuity units
   beginning of year          276,014   362,596         529,129   581,192           558,333  599,983
Accumulation units issued
   and transferred from
   other funding options       13,037   170,313          10,137    80,208           (11,384)  48,509
Accumulation units
   redeemed and
   transferred to other
   funding options           (289,051) (256,895)       (539,266) (132,271)         (546,949) (90,159)
Annuity units                      --        --              --        --                --       --
                             --------  --------        --------  --------          --------  -------
Accumulation and annuity
   units end of year               --   276,014              --   529,129                --  558,333
                             ========  ========        ========  ========          ========  =======

                             LMPVPI ALL CAP   LMPVPII GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                               SUBACCOUNT             SUBACCOUNT              OPPORTUNITIES
                               (CLASS II)             (CLASS I)                 SUBACCOUNT
                           -----------------  -------------------------  -----------------------
                           2007 (a)    2006       2007 (a)    2006        2007 (a)      2006
                           --------  -------      --------  -------      ----------  ----------
Accumulation and
   annuity units
   beginning of year        103,778    1,716       44,361    68,256       1,951,200   5,039,373
Accumulation units issued
   and transferred from
   other funding options     (3,573) 130,378          182       948          34,149     229,244
Accumulation units
   redeemed and
   transferred to other
   funding options         (100,205) (28,316)     (44,543)  (24,843)     (1,985,279) (3,317,952)
Annuity units                    --       --           --        --             (70)        535
                           --------  -------      -------   -------      ----------  ----------
Accumulation and annuity
   units end of year             --  103,778           --    44,361              --   1,951,200
                           ========  =======      =======   =======      ==========  ==========

                           LMPVET CAPITAL AND INCOME  LMPVIT ADJUSTABLE RATE  LMPVIT DIVERSIFIED STRATEGIC
                                   SUBACCOUNT                 INCOME                     INCOME
                                   (CLASS II)               SUBACCOUNT                 SUBACCOUNT
                           -------------------------  ----------------------  ----------------------------
                               2007         2006         2007        2006          2007          2006
                           -----------  -----------   ----------  ----------     ----------  ----------
Accumulation and
   annuity units
   beginning of year        49,166,753   64,578,208    4,064,580   5,123,927     10,105,798  12,590,804
Accumulation units issued
   and transferred from
   other funding options       888,099      707,776      284,879     602,746        150,766     111,944
Accumulation units
   redeemed and
   transferred to other
   funding options         (10,684,740) (16,119,231)  (1,322,767) (1,662,093)    (2,151,112) (2,596,950)
Annuity units                       --           --       (1,589)         --             --          --
                           -----------  -----------   ----------  ----------     ----------  ----------
Accumulation and annuity
   units end of year        39,370,112   49,166,753    3,025,103   4,064,580      8,105,452  10,105,798
                           ===========  ===========   ==========  ==========     ==========  ==========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                             LMPVPI TOTAL RETURN
                             LMPVIT HIGH INCOME       LMPVIT MONEY MARKET         SUBACCOUNT
                                 SUBACCOUNT               SUBACCOUNT              (CLASS II)
                           ----------------------  ------------------------  -------------------
                              2007        2006         2007         2006      2007 (a)    2006
                           ----------  ----------  -----------  -----------  ---------  -------
Accumulation and
   annuity units
   beginning of year       14,538,045  18,520,226   14,187,069   15,086,362    539,619   96,085
Accumulation units issued
   and transferred from
   other funding options      477,979     906,174   36,321,894   13,649,426    152,590  459,636
Accumulation units
   redeemed and
   transferred to other
   funding options         (4,446,880) (4,888,355) (29,666,275) (14,548,719)  (692,209) (16,102)
Annuity units                      --          --           --           --         --       --
                           ----------  ----------  -----------  -----------   --------  -------
Accumulation and annuity
   units end of year       10,569,144  14,538,045   20,842,688   14,187,069         --  539,619
                           ==========  ==========  ===========  ===========   ========  =======

                            MIST BATTERYMARCH                              MIST BLACKROCK
                              MID-CAP STOCK    MIST BLACKROCK HIGH YIELD   LARGE-CAP CORE
                               SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                (CLASS A)              (CLASS A)              (CLASS E)
                           ------------------  -------------------------  ---------------
                             2007      2006         2007       2006        2007 (b)  2006
                           --------  --------    ---------  ---------     ---------  ----
Accumulation and
   annuity units
   beginning of year        781,846        --    1,209,951         --            --    --
Accumulation units issued
   and transferred from
   other funding options     18,341   889,169      223,513  1,588,772     2,603,720    --
Accumulation units
   redeemed and
   transferred to other
   funding options         (132,743) (107,323)    (343,435)  (378,821)     (513,058)   --
Annuity units                    --        --           --         --            --    --
                           --------  --------    ---------  ---------     ---------   ---
Accumulation and annuity
   units end of year        667,444   781,846    1,090,029  1,209,951     2,090,662    --
                           ========  ========    =========  =========     =========   ===

                                                           LORD ABBETT
                                                        GROWTH AND INCOME    LORD ABBETT MID-CAP VALUE
                           LMPVPIII LARGE CAP VALUE        SUBACCOUNT                SUBACCOUNT
                                  SUBACCOUNT               (CLASS VC)                (CLASS VC)
                           ------------------------  ----------------------  -------------------------
                             2007 (a)       2006      2007 (a)      2006       2007 (a)      2006
                            ----------  ----------   ----------  ----------   ----------  ----------
Accumulation and
   annuity units
   beginning of year         6,461,296   7,715,327    7,821,896   8,791,711    9,271,330  11,345,009
Accumulation units issued
   and transferred from
   other funding options            --      24,075       76,801     592,948       82,025     721,799
Accumulation units
   redeemed and
   transferred to other
   funding options          (6,461,296) (1,278,106)  (7,898,697) (1,562,763)  (9,353,007) (2,795,478)
Annuity units                       --          --           --          --         (348)         --
                            ----------  ----------   ----------  ----------   ----------  ----------
Accumulation and annuity
   units end of year                --   6,461,296           --   7,821,896           --   9,271,330
                            ==========  ==========   ==========  ==========   ==========  ==========

                               MIST BLACKROCK        MIST DREMAN      MIST HARRIS OAKMARK
                               LARGE-CAP CORE      SMALL-CAP VALUE       INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)            (CLASS A)            (CLASS A)
                           ---------------------  -----------------  ---------------------
                            2007 (a)      2006      2007      2006      2007        2006
                           ----------  ---------  --------  -------  ----------  ---------
Accumulation and
   annuity units
   beginning of year        2,663,942         --   354,510       --   4,861,970         --
Accumulation units issued
   and transferred from
   other funding options        5,048  2,952,893   407,754  429,520   1,322,052  5,346,138
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,668,990)  (288,951) (152,874) (75,010) (1,082,044)  (484,168)
Annuity units                      --         --    (4,139)      --          --         --
                           ----------  ---------  --------  -------  ----------  ---------
Accumulation and annuity
   units end of year               --  2,663,942   605,251  354,510   5,101,978  4,861,970
                           ==========  =========  ========  =======  ==========  =========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                     MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY   MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                (CLASS A)           (CLASS B)                (CLASS A)
                           -------------------  -------------------  ------------------------
                              2007      2006       2007 (b)  2006          2007    2006
                           ---------  --------    ---------  ----         ------  ------
Accumulation and
   annuity units
   beginning of year         640,371        --          --     --         17,790      --
Accumulation units issued
   and transferred from
   other funding options     712,993   943,608     309,155     --         38,982  17,790
Accumulation units
   redeemed and
   transferred to other
   funding options          (144,865) (303,237)    (19,272)    --         (5,318)     --
Annuity units                     --        --          --     --             --      --
                           ---------  --------     -------    ---         ------  ------
Accumulation and annuity
   units end of year       1,208,499   640,371     289,883     --         51,454  17,790
                           =========  ========     =======    ===         ======  ======

                               MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)            (CLSAS E)            (CLASS A)
                           --------------------  --------------------  ----------------
                              2007       2006       2007 (b)  2006       2007     2006
                           ---------  ---------     --------  ----     -------  -------
Accumulation and
   annuity units
   beginning of year       3,740,048         --           --    --      83,463       --
Accumulation units issued
   and transferred from
   other funding options      23,022  3,948,750      434,476    --     119,787  110,110
Accumulation units
   redeemed and
   transferred to other
   funding options          (303,275)  (208,702)     (12,551)   --     (36,454) (26,647)
Annuity units                     --         --           --    --          --       --
                           ---------  ---------      -------   ---     -------  -------
Accumulation and annuity
   units end of year       3,459,795  3,740,048      421,925    --     166,796   83,463
                           =========  =========      =======   ===     =======  =======

                             MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                              BOND DEBENTURE        GROWTH AND INCOME        MID-CAP VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)              (CLASS B)              (CLASS B)
                           --------------------  ----------------------  --------------------
                              2007       2006       2007        2006        2007       2006
                           ---------  ---------  ----------  ----------  ----------  --------
Accumulation and
   annuity units
   beginning of year       1,746,097         --  22,965,886          --     323,510        --
Accumulation units issued
   and transferred from
   other funding options      64,383  2,088,391  12,206,999  27,862,247  15,174,257   457,495
Accumulation units
   redeemed and
   transferred to other
   funding options          (294,209)  (342,294) (7,633,203) (4,896,361) (2,630,365) (133,985)
Annuity units                     --         --          --          --      (4,230)       --
                           ---------  ---------  ----------  ----------  ----------  --------
Accumulation and annuity
   units end of year       1,516,271  1,746,097  27,539,682  22,965,886  12,863,172   323,510
                           =========  =========  ==========  ==========  ==========  ========

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)           (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                             2007 (b)  2006     2007 (b)  2006      2007       2006
                             --------  ----    ---------  ----   ---------  ---------
Accumulation and
   annuity units
   beginning of year              --     --           --    --   2,788,352         --
Accumulation units issued
   and transferred from
   other funding options      41,761     --    2,939,583    --   1,057,220  3,366,308
Accumulation units
   redeemed and
   transferred to other
   funding options            (2,709)    --     (445,786)   --    (807,840)  (577,956)
Annuity units                     --     --           --    --      (4,011)        --
                              ------    ---    ---------   ---   ---------  ---------
Accumulation and annuity
   units end of year          39,052     --    2,493,797    --   3,033,721  2,788,352
                              ======    ===    =========   ===   =========  =========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           MIST NEUBERGER BERMAN    MIST OPPENHEIMER            MIST PIMCO
                                REAL ESTATE       CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS B)               (CLASS A)
                           ---------------------  --------------------  ------------------------
                              2007        2006        2007     2006          2007 (b)   2006
                           ----------  ---------    -------  -------        ----------  ----
Accumulation and
   annuity units
   beginning of year        3,564,099         --    229,588       --                --    --
Accumulation units issued
   and transferred from
   other funding options      445,633  4,131,811     36,178  252,504        11,347,406    --
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,199,058)  (567,712)   (62,277) (22,916)       (2,184,099)   --
Annuity units                  (4,461)        --         --       --            88,415    --
                           ----------  ---------    -------  -------        ----------   ---
Accumulation and annuity
   units end of year        2,806,213  3,564,099    203,489  229,588         9,251,722    --
                           ==========  =========    =======  =======        ==========   ===

                             MIST THIRD AVENUE        MSF BLACKROCK          MSF BLACKROCK
                              SMALL CAP VALUE       AGGRESSIVE GROWTH         BOND INCOME
                                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS D)              (CLASS A)
                           ---------------------  ---------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ---------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        6,636,297         --   5,128,382         --  2,153,728         --
Accumulation units issued
   and transferred from
   other funding options    7,817,149  7,421,938     199,182  6,116,668    101,646  2,558,521
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,059,009)  (785,641) (1,317,025)  (988,286)  (313,245)  (404,793)
Annuity units                  (1,583)        --          --         --         --         --
                           ----------  ---------   ---------  ---------  ---------  ---------
Accumulation and annuity
   units end of year       11,392,854  6,636,297   4,010,539  5,128,382  1,942,129  2,153,728
                           ==========  =========   =========  =========  =========  =========

                                                    MIST PIONEER         MIST PIONEER
                             MIST PIONEER FUND     MID-CAP VALUE       STRATEGIC INCOME
                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)           (CLASS A)            (CLASS A)
                           --------------------  -----------------  ---------------------
                              2007       2006    2007 (a)    2006      2007        2006
                           ---------  ---------  --------  -------  ----------  ---------
Accumulation and
   annuity units
   beginning of year       1,054,639         --   142,479       --   2,988,485         --
Accumulation units issued
   and transferred from
   other funding options      88,861  1,250,968    84,582  213,089   1,080,692  3,597,687
Accumulation units
   redeemed and
   transferred to other
   funding options          (380,992)  (196,329) (227,061) (70,610) (1,316,956)  (609,202)
Annuity units                     --         --        --       --          --         --
                           ---------  ---------  --------  -------  ----------  ---------
Accumulation and annuity
   units end of year         762,508  1,054,639        --  142,479   2,752,221  2,988,485
                           =========  =========  ========  =======  ==========  =========

                                MSF BLACKROCK           MSF BLACKROCK      MSF CAPITAL GUARDIAN
                                 BOND INCOME             MONEY MARKET          U.S. EQUITY
                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                  (CLASS E)               (CLASS A)             (CLASS A)
                           ----------------------  ----------------------  --------------------
                              2007        2006        2007        2006        2007       2006
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year       12,668,276          --   2,161,996          --  2,490,371         --
Accumulation units issued
   and transferred from
   other funding options    1,067,556  14,663,843   2,664,125   4,704,469    858,055  2,891,578
Accumulation units
   redeemed and
   transferred to other
   funding options         (3,381,764) (1,995,567) (2,130,079) (2,542,473)  (711,366)  (401,207)
Annuity units                      --          --          --          --         --         --
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity
   units end of year       10,354,068  12,668,276   2,696,042   2,161,996  2,637,060  2,490,371
                           ==========  ==========  ==========  ==========  =========  =========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                MSF METLIFE
                              MSF FI LARGE CAP      MSF FI VALUE LEADERS   AGGRESSIVE ALLOCATION
                                 SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                  (CLASS A)              (CLASS D)               (CLASS B)
                           ----------------------  ----------------------  ---------------------
                              2007        2006        2007        2006        2007       2006
                           ----------  ----------  ----------  ----------  ---------------------
Accumulation and
   annuity units
   beginning of year       12,352,539          --   9,944,119         --     923,334         --
Accumulation units issued
   and transferred from
   other funding options       53,348  15,462,611     144,682  11,675,080    259,501  1,028,800
Accumulation units
   redeemed and
   transferred to other
   funding options         (2,483,597) (3,110,072) (2,081,888) (1,730,961)  (161,324)  (105,466)
Annuity units                      --          --          --          --         --         --
                           ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity
   units end of year        9,922,290  12,352,539   8,006,913   9,944,119  1,021,511    923,334
                           ==========  ==========  ==========  ==========  =========  =========

                           MSF METLIFE MODERATE TO
                            AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN   MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                  (CLASS B)               (CLASS B)              (CLASS F)
                           -----------------------  --------------------  ----------------------
                              2007        2006      2007 (b)     2006        2007        2006
                           ---------  ------------  --------  ----------  ----------------------
Accumulation and
   annuity units
   beginning of year       6,102,605          --         --        --     43,909,329          --
Accumulation units issued
   and transferred from
   other funding options   1,150,197   6,733,290    116,249        --      1,064,089  51,726,072
Accumulation units
   redeemed and
   transferred to other
   funding options          (448,348)   (630,685)        (1)       --     (8,456,523) (7,816,743)
Annuity units                     --          --         --        --             --          --
                           ---------   ---------    -------       ---     ----------  ----------
Accumulation and annuity
   units end of year       6,804,454   6,102,605    116,248        --     36,516,895  43,909,329
                           =========   =========    =======       ===     ==========  ==========

                                 MSF METLIFE        MSF METLIFE CONSERVATIVE TO       MSF METLIFE
                           CONSERVATIVE ALLOCATION      MODERATE ALLOCATION       MODERATE ALLOCATION
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                  (CLASS B)                  (CLASS B)                 (CLASS B)
                           -----------------------  ---------------------------  ---------------------
                                2007      2006            2007      2006            2007        2006
                             ---------  -------         --------  --------       ----------  ---------
Accumulation and
   annuity units
   beginning of year           365,369       --          540,999        --        3,903,175         --
Accumulation units issued
   and transferred from
   other funding options     1,885,100  406,752          271,823   909,821        3,113,969  4,373,892
Accumulation units
   redeemed and
   transferred to other
   funding options            (620,764) (41,383)        (322,916) (368,822)      (1,549,824)  (470,717)
Annuity units                       --       --               --        --               --         --
                             ---------  -------         --------  --------       ----------  ---------
Accumulation and annuity
   units end of year         1,629,705  365,369          489,906   540,999        5,467,320  3,903,175
                             =========  =======         ========  ========       ==========  =========

                              MSF OPPENHEIMER       MSF T. ROWE PRICE    MSF WESTERN ASSET MANAGEMENT
                               GLOBAL EQUITY         LARGE CAP GROWTH           HIGH YIELD BOND
                                 SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                 (CLASS B)              (CLASS B)                  (CLASS A)
                           ---------------------  ---------------------  ----------------------------
                              2007        2006       2007        2006         2007 (a)    2006
                           ----------  ---------  ----------  ---------       --------  -------
Accumulation and
   annuity units
   beginning of year        7,600,731         --   6,287,885         --        180,903       --
Accumulation units issued
   and transferred from
   other funding options      729,465  8,585,311     122,525  6,913,356          6,320  186,964
Accumulation units
   redeemed and
   transferred to other
   funding options         (1,362,888)  (984,580) (1,626,760)  (625,471)      (187,223)  (6,061)
Annuity units                  (6,145)        --          --         --             --       --
                           ----------  ---------  ----------  ---------       --------  -------
Accumulation and annuity
   units end of year        6,961,163  7,600,731   4,783,650  6,287,885             --  180,903
                           ==========  =========  ==========  =========       ========  =======

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           MSF WESTERN ASSET MANAGEMENT
                                  U.S. GOVERNMENT         PIMCO VIT REAL RETURN    PIMCO VIT TOTAL RETURN
                                    SUBACCOUNT                  SUBACCOUNT               SUBACCOUNT
                                     (CLASS A)            (ADMINISTRATIVE CLASS)   (ADMINISTRATIVE CLASS)
                           ----------------------------  -----------------------  ------------------------
                                   2007    2006            2007 (a)      2006         2007         2006
                                  ------  ------         -----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year              69,816      --          11,165,520  13,460,585   48,442,398   57,303,394
Accumulation units issued
   and transferred from
   other funding options             384  70,009             397,959   1,182,943    3,613,462    3,849,251
Accumulation units
   redeemed and
   transferred to other
   funding options                (1,159)   (193)        (11,453,290) (3,478,008) (11,673,114) (12,710,247)
Annuity units                         --      --            (110,189)         --      (48,737)          --
                                  ------  ------         -----------  ----------  -----------  -----------
Accumulation and annuity
   units end of year              69,041  69,816                  --  11,165,520   40,334,009   48,442,398
                                  ======  ======         ===========  ==========  ===========  ===========

                           PIONEER EMERGING MARKETS VCT  PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT
                                    SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                    (CLASS II)                   (CLASS II)                   (CLASS II)
                           ----------------------------  -------------------------  ------------------------------
                                   2007     2006               2007     2006                2007 (d)  2006
                                 -------  -------            -------  --------              --------  ----
Accumulation and
   annuity units
   beginning of year             105,649  108,156            622,076   699,835                  --     --
Accumulation units issued
   and transferred from
   other funding options          12,144   20,466            112,695    41,800               49,420    --
Accumulation units
   redeemed and
   transferred to other
   funding options               (18,295) (22,973)           (88,821) (119,559)             (49,420)   --
Annuity units                         --       --                 --        --                   --    --
                                 -------  -------            -------  --------              -------   ---
Accumulation and annuity
   units end of year              99,498  105,649            645,950   622,076                   --    --
                                 =======  =======            =======  ========              =======   ===

                           PIONEER AMERICA INCOME VCT  PIONEER BOND VCT  PIONEER CULLEN VALUE VCT
                                   SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                   (CLASS II)             (CLASS II)            (CLASS II)
                           --------------------------  ----------------  ------------------------
                               2007 (d)    2006         2007 (c)  2006         2007     2006
                               --------  -------        --------  ----       -------  -------
Accumulation and
   annuity units
   beginning of year            278,703  263,041             --     --       230,264  130,141
Accumulation units issued
   and transferred from
   other funding options          8,393  100,182        222,041     --        90,572  100,152
Accumulation units
   redeemed and
   transferred to other
   funding options             (287,096) (84,520)        (1,961)    --       (95,972)     (29)
Annuity units                        --       --             --     --            --       --
                               --------  -------        -------    ---       -------  -------
Accumulation and annuity
   units end of year                 --  278,703        220,080     --       224,864  230,264
                               ========  =======        =======    ===       =======  =======

                                               PIONEER GLOBAL
                           PIONEER FUND VCT    HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                              SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                              (CLASS II)         (CLASS II)           (CLASS II)
                           ----------------  -----------------  ----------------------
                             2007     2006     2007      2006       2007      2006
                           -------  -------  --------  -------    --------  --------
Accumulation and
   annuity units
   beginning of year       425,009  458,481    86,631   13,586     896,267   990,414
Accumulation units issued
   and transferred from
   other funding options   414,214   42,907   402,559  171,798     191,067   255,749
Accumulation units
   redeemed and
   transferred to other
   funding options         (47,325) (76,379) (214,114) (98,753)   (347,085) (349,896)
Annuity units                   --       --        --       --          --        --
                           -------  -------  --------  -------    --------  --------
Accumulation and annuity
   units end of year       791,898  425,009   275,076   86,631     740,249   896,267
                           =======  =======  ========  =======    ========  ========

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                PIONEER IBBOTSON         PIONEER IBBOTSON        PIONEER IBBOTSON
                           AGGRESSIVE ALLOCATION VCT  GROWTH ALLOCATION VCT  MODERATE ALLOCATION VCT
                                   SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)               (CLASS II)              (CLASS II)
                           -------------------------  ---------------------  ------------------------
                                 2007     2006            2007       2006      2007          2006
                               -------  -------        ---------  ---------   ---------  ---------
Accumulation and
   annuity units
   beginning of year           361,181   82,732        2,344,565     97,584   3,495,435    193,840
Accumulation units issued
   and transferred from
   other funding options        23,796  278,456        4,832,444  2,578,808   2,939,757  3,342,262
Accumulation units
   redeemed and
   transferred to other
   funding options             (24,193)      (7)        (381,238)  (331,827)   (148,586)   (40,667)
Annuity units                       --       --               --         --          --         --
                               -------  -------        ---------  ---------   ---------  ---------
Accumulation and annuity
   units end of year           360,784  361,181        6,795,771  2,344,565   6,286,606  3,495,435
                               =======  =======        =========  =========   =========  =========

                             PIONEER OAK RIDGE                                   PIONEER SMALL AND
                           LARGE CAP GROWTH VCT  PIONEER REAL ESTATE SHARES VCT  MID CAP GROWTH VCT
                                SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                (CLASS II)                 (CLASS II)                 (CLASS II)
                           --------------------  ------------------------------  ------------------
                              2007      2006              2007     2006           2007 (d)   2006
                            -------  --------           -------  -------          --------  ------
Accumulation and
   annuity units
   beginning of year        347,480   357,197           150,804  134,497           74,927   74,627
Accumulation units issued
   and transferred from
   other funding options      4,899    96,281            37,708   36,248            4,019    1,503
Accumulation units
   redeemed and
   transferred to other
   funding options          (31,160) (105,998)          (44,782) (19,941)         (78,946)  (1,203)
Annuity units                    --        --                --       --               --       --
                            -------  --------           -------  -------           ------   ------
Accumulation and annuity
   units end of year        321,219   347,480           143,730  150,804               --   74,927
                            =======  ========           =======  =======           ======   ======

                           PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT  PIONEER MID CAP VALUE VCT
                                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                  (CLASS II)                    (CLASS II)                    (CLASS II)
                           ------------------------  -------------------------------  -------------------------
                                 2007     2006               2007      2006                 2007     2006
                               -------  -------             -------  -------              -------  -------
Accumulation and
   annuity units
   beginning of year            84,672   21,637              85,982   30,034              252,340  304,435
Accumulation units issued
   and transferred from
   other funding options        29,848   94,730              27,856   72,969               66,676   32,506
Accumulation units
   redeemed and
   transferred to other
   funding options             (23,000) (31,695)            (13,584) (17,021)             (48,729) (84,601)
Annuity units                       --       --                  --       --                   --       --
                               -------  -------             -------  -------              -------  -------
Accumulation and annuity
   units end of year            91,520   84,672             100,254   85,982              270,287  252,340
                               =======  =======             =======  =======              =======  =======

                           PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT  PIONEER VALUE VCT
                                     SUBACCOUNT                  SUBACCOUNT               SUBACCOUNT
                                    (CLASS II)                   (CLASS II)               (CLASS II)
                           ---------------------------  ----------------------------  -----------------
                                  2007     2006                 2007      2006        2007 (d)    2006
                                -------  -------            ---------  ---------      --------  -------
Accumulation and
   annuity units
   beginning of year            185,835  203,540            1,259,467    942,190       366,202  339,858
Accumulation units issued
   and transferred from
   other funding options         36,978   76,850              232,520    518,227       28,426    32,597
Accumulation units
   redeemed and
   transferred to other
   funding options              (51,996) (94,555)            (283,581)  (200,950)     (394,628)  (6,253)
Annuity units                        --       --                   --         --            --       --
                                -------  -------            ---------  ---------      --------  -------
Accumulation and annuity
   units end of year            170,817  185,835            1,208,406  1,259,467            --  366,202
                                =======  =======            =========  =========      ========  =======

6. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               PUTNAM VT            PUTNAM VT
                           DISCOVERY GROWTH   INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                              SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                              (CLASS IB)           (CLASS IB)              (CLASS IB)
                           ----------------  ---------------------  -------------------------
                             2007     2006    2007 (a)      2006      2007 (a)      2006
                           -------  -------  ----------  ---------   ----------  ----------
Accumulation and
   annuity units
   beginning of year       157,876  228,945   2,558,037  2,421,246    3,862,616   4,709,024
Accumulation units issued
   and transferred from
   other funding options     1,033    2,764     196,790    594,968       63,869     261,250
Accumulation units
   redeemed and
   transferred to other
   funding options         (33,538) (73,833) (2,754,827)  (458,177)  (3,926,485) (1,107,658)
Annuity units                   --       --          --         --           --          --
                           -------  -------  ----------  ---------   ----------  ----------
Accumulation and annuity
   units end of year       125,371  157,876          --  2,558,037           --   3,862,616
                           =======  =======  ==========  =========   ==========  ==========

                                                                                   VAN KAMPEN LIT
                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE     STRATEGIC GROWTH
                                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)                (CLASS II)                 (CLASS I)
                           -----------------------  -------------------------  ----------------------
                               2007       2006            2007     2006           2007        2006
                            ---------  ---------         ------  -------       ----------  ----------
Accumulation and
   annuity units
   beginning of year        2,879,917  3,546,128         88,546  108,325        6,395,625   7,611,302
Accumulation units issued
   and transferred from
   other funding options       88,844    101,138             --    1,613           49,860      50,548
Accumulation units
   redeemed and
   transferred to other
funding options              (527,061)  (767,349)        (8,937) (21,392)      (1,506,389) (1,266,225)
Annuity units                      --         --             --       --               --          --
                            ---------  ---------         ------   ------        ---------   ---------
Accumulation and annuity
   units end of year        2,441,700  2,879,917         79,609   88,546        4,939,096   6,395,625
                            =========  =========         ======   ======        =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                    VINTAGE 3

                              PORTFOLIO ARCHITECT 3

                              PORTFOLIO ARCHITECT L

                                    VINTAGE L

                             PIONEER ANNUISTAR FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MLAC-Book-04-08-81-82-83                                        December 8, 2008